UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Dividend Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Low Duration Government Income Fund (Formerly, Eaton Vance Low Duration Fund)

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Parametric Structured Absolute Return Fund (Currently known as Parametric Market Neutral Fund)

Eaton Vance Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed International Equity Fund (Currently known as Parametric Tax-Managed International Equity Fund)

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Small-Cap Value Fund

Eaton Vance Tax-Managed Value Fund

Eaton Vance U.S. Government Money Market Fund

Eaton Vance

Diversified Currency Income Fund

January 31, 2013 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $271,535,146 and the Fund owned 55.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

International Income Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.3%

Security	Principal Amount		Value
Australia — 0.1%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$163,541
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	160,143

Total Australia			$323,684

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,590,229	$634,789
Republic of Srpska, 1.50%, 10/30/23	BAM	1,832,617	714,243
Republic of Srpska, 1.50%, 12/15/23	BAM	724,245	274,021
Republic of Srpska, 1.50%, 5/31/25	BAM	4,620,722	1,533,985
Republic of Srpska, 1.50%, 6/9/25	BAM	105,000	34,778
Republic of Srpska, 1.50%, 12/24/25	BAM	451,239	143,380

Total Bosnia and Herzegovina			$3,335,196

Brazil — 1.3%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	11,650,322	$6,359,558

Total Brazil			$6,359,558

Canada — 3.3%
Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$136,934
Canada Housing Trust, 2.75%, 12/15/14(2)	CAD	5,625,000	5,796,671
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	8,671,000	8,773,150
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	736,881
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	532,453

Total Canada			$15,976,089

Chile — 1.9%
Government of Chile, 6.00%, 7/1/14	CLP	4,265,000,000	$9,117,761

Total Chile			$9,117,761

Colombia — 3.6%
Titulos De Tesoreria B, 6.00%, 4/17/13	COP	21,400,000,000	$12,102,033
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	5,552,025

Total Colombia			$17,654,058

Costa Rica — 0.3%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	487,781,360	$786,911
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	270,400,536	504,892

Total Costa Rica			$1,291,803

Denmark — 0.5%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$43,087
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	211,928
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,059,884
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	226,128

Total Denmark			$2,541,027

1

Security	Principal Amount		Value
Dominican Republic — 0.1%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(3)	DOP	25,000,000	$615,536

Total Dominican Republic			$615,536

Georgia — 2.6%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	5,900,000	$3,579,558
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	5,880,000	3,589,310
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516,000	318,538
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	2,530,000	1,563,526
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	400,000	246,987
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490,000	315,742
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	336,434
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	308,371
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	3,222,000	2,085,738
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	340,079

Total Georgia			$12,684,283

Ghana — 0.6%
Ghana Government Bond, 23.00%, 8/21/17	GHS	2,000,000	$1,318,098
Ghana Government Bond, 26.00%, 6/5/17	GHS	2,600,000	1,824,986

Total Ghana			$3,143,084

Jordan — 1.1%
Jordan Government Bond, 6.174%, 1/8/14	JOD	2,500,000	$3,502,278
Jordan Government Bond, 6.422%, 2/8/14	JOD	1,500,000	2,106,797

Total Jordan			$5,609,075

Mexico — 1.0%
Mexican Bonos, 8.00%, 12/19/13	MXN	42,279,000	$3,432,086
Mexican Bonos, 9.00%, 6/20/13	MXN	15,286,000	1,223,666

Total Mexico			$4,655,752

Peru — 4.1%
Republic of Peru, 4.40%, 9/12/13	PEN	22,260,000	$8,737,771
Republic of Peru, 9.91%, 5/5/15	PEN	22,141,000	10,099,449
Republic of Peru, 9.91%, 5/5/15(4)	PEN	3,174,000	1,447,796

Total Peru			$20,285,016

Philippines — 2.0%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000,000	$3,003,317
Republic of the Philippines, 8.75%, 3/3/13	PHP	276,410,000	6,839,104

Total Philippines			$9,842,421

Romania — 0.8%
Romania Government Bond, 5.80%, 10/26/15	RON	10,060,000	$3,132,309
Romania Government Bond, 5.85%, 7/28/14	RON	2,770,000	860,956
Romania Government Bond, 11.00%, 3/5/14	RON	510,000	166,715

Total Romania			$4,159,980

Russia — 1.6%
Russia Government Bond, 6.70%, 2/6/13	RUB	233,534,000	$7,781,401

Total Russia			$7,781,401

2

Security	Principal Amount		Value
Serbia — 2.8%
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	329,070,000	$3,836,773
Serbia Treasury Bill, 0.00%, 1/23/14	RSD	289,750,000	3,178,738
Serbia Treasury Bill, 0.00%, 5/22/14	RSD	146,750,000	1,557,432
Serbia Treasury Bond, 10.00%, 1/10/15	RSD	153,020,000	1,814,137
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	300,080,000	3,513,623

Total Serbia			$13,900,703

Sri Lanka — 2.4%
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	820,000,000	$5,881,498
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	840,350,000	5,763,019

Total Sri Lanka			$11,644,517

Sweden — 0.2%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$956,220
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	66,715

Total Sweden			$1,022,935

Turkey — 3.6%
Turkey Government Bond, 0.00%, 7/17/13	TRY	15,707,543	$8,719,417
Turkey Government Bond, 0.00%, 9/11/13	TRY	16,113,000	8,869,639

Total Turkey			$17,589,056

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 8/15/13	UYU	47,300,000	$2,348,861
Monetary Regulation Bill, 0.00%, 2/27/14(1)	UYU	3,643,125	186,931
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	7,085,596	457,967
Uruguay Notas Del Teso, 10.25%, 8/22/15	UYU	9,980,000	529,462

Total Uruguay			$3,523,221

Vietnam — 2.0%
Vietnam Government Bond, 8.80%, 6/15/14	VND	55,000,000,000	$2,658,223
Vietnam Government Bond, 11.25%, 5/13/13	VND	46,250,000,000	2,234,055
Vietnam Government Bond, 11.40%, 4/19/13	VND	45,359,500,000	2,187,860
Vietnam Government Bond, 11.59%, 2/20/14	VND	51,696,500,000	2,574,791

Total Vietnam			$9,654,929

Total Foreign Government Bonds (identified cost $177,570,244)			$182,711,085

Collateralized Mortgage Obligations — 0.3%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$342,030	$362,869
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)		866,640	988,932

Total Collateralized Mortgage Obligations (identified cost $1,254,945)			$1,351,801

Mortgage Pass-Throughs — 2.2%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.261%, with maturity at 2035(6)		$1,355,033	$1,422,469

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Security	Principal Amount		Value
4.116%, with maturity at 2035(6)		$1,262,544	$1,388,798
6.50%, with various maturities to 2036		2,464,881	2,860,512
7.00%, with maturity at 2033		890,497	1,063,993
7.50%, with maturity at 2035		497,093	607,918
8.50%, with maturity at 2032		436,651	542,821

			$7,886,511

Government National Mortgage Association:
7.00%, with maturity at 2035		$1,240,818	$1,493,496
8.00%, with maturity at 2016		316,171	335,772
9.00%, with various maturities to 2024		843,941	1,007,969

			$2,837,237

Total Mortgage Pass-Throughs (identified cost $9,901,151)			$10,723,748

Precious Metals — 5.0%

Description	Troy Ounces		Value
Gold(7)		8,351	$13,901,863
Platinum(7)		6,350	10,662,211

Total Precious Metals (identified cost $24,045,077)			$24,564,074

Short-Term Investments — 57.4%

Foreign Government Securities — 32.4%

Security	Principal Amount (000’s omitted)		Value
Croatia — 1.0%
Republic of Croatia Ministry of Finance, 0.00%, 5/9/13	HRK	28,000	$4,985,323

Total Croatia			$4,985,323

Georgia — 0.9%
Bank of Georgia Promissory Note, 1.50%, 12/20/13	AZN	1,503	$1,919,702
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	1,352	811,401
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	3,000	1,707,912

Total Georgia			$4,439,015

Israel — 0.9%
Israel Treasury Bill, 0.00%, 6/5/13	ILS	16,342	$4,381,895

Total Israel			$4,381,895

Malaysia — 4.3%
Bank Negara Monetary Note, 0.00%, 2/28/13	MYR	10,223	$3,283,149
Bank Negara Monetary Note, 0.00%, 4/18/13	MYR	17,944	5,740,131
Bank Negara Monetary Note, 0.00%, 4/30/13	MYR	19,039	6,084,578
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	17,725	5,663,696

Total Malaysia			$20,771,554

4

Security	Principal Amount (000’s omitted)		Value
Mauritius — 0.2%
Mauritius Treasury Bill, 0.00%, 4/26/13	MUR	36,300	$1,184,450

Total Mauritius			$1,184,450

Mexico — 3.4%
Mexico Cetes, 0.00%, 3/21/13	MXN	131,437	$10,282,563
Mexico Cetes, 0.00%, 5/30/13	MXN	42,200	3,273,814
Mexico Cetes, 0.00%, 9/19/13	MXN	39,750	3,042,854

Total Mexico			$16,599,231

Nigeria — 4.2%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	98,200	$623,604
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	488,070	3,087,623
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	145,800	918,188
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	97,400	609,467
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	377,600	2,356,486
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	52,900	327,876
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	45,800	282,759
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	285,000	1,752,882
Nigeria Treasury Bill, 0.00%, 10/24/13	NGN	975,000	5,739,165
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	880,900	5,033,615

Total Nigeria			$20,731,665

Philippines — 1.8%
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	109,420	$2,689,376
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	99,260	2,438,585
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	149,240	3,661,171

Total Philippines			$8,789,132

Romania — 0.8%
Romania Treasury Bill, 0.00%, 7/24/13	RON	5,240	$1,581,261
Romania Treasury Bill, 0.00%, 1/15/14	RON	7,200	2,112,552

Total Romania			$3,693,813

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	79,350	$952,786

Total Serbia			$952,786

Singapore — 2.9%
Monetary Authority of Singapore Treasury Bill, 0.00%, 2/1/13	SGD	12,292	$9,931,672
Monetary Authority of Singapore Treasury Bill, 0.00%, 4/12/13	SGD	5,094	4,114,247

Total Singapore			$14,045,919

South Korea — 3.5%
Korea Monetary Stabilization Bond, 0.00%, 2/5/13	KRW	2,110,660	$1,937,716
Korea Monetary Stabilization Bond, 0.00%, 2/19/13	KRW	2,852,120	2,615,578
Korea Monetary Stabilization Bond, 0.00%, 3/5/13	KRW	1,331,220	1,219,631
Korea Monetary Stabilization Bond, 0.00%, 3/19/13	KRW	7,748,840	7,091,556
Korea Monetary Stabilization Bond, 0.00%, 4/9/13	KRW	1,218,030	1,113,065
Korea Monetary Stabilization Bond, 0.00%, 4/16/13	KRW	1,211,240	1,106,159
Korea Monetary Stabilization Bond, 0.00%, 4/30/13	KRW	2,116,800	1,931,316

Total South Korea			$17,015,021

5

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 2.6%
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	18,260	$144,486
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	859,290	6,746,815
Sri Lanka Treasury Bill, 0.00%, 3/29/13	LKR	8,590	67,078
Sri Lanka Treasury Bill, 0.00%, 6/7/13	LKR	465,550	3,566,602
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	50,880	376,315
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	275,310	1,998,885

Total Sri Lanka			$12,900,181

Thailand — 4.3%
Bank of Thailand, 0.00%, 3/7/13	THB	264,177	$8,838,231
Bank of Thailand, 0.00%, 4/18/13	THB	274,296	9,147,712
Bank of Thailand, 0.00%, 5/30/13	THB	94,470	3,140,599

Total Thailand			$21,126,542

Uruguay — 1.4%
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	52,100	$2,717,757
Monetary Regulation Bill, 0.00%, 4/9/13	UYU	48,800	2,506,736
Monetary Regulation Bill, 0.00%, 4/26/13(1)	UYU	34,122	1,778,359

Total Uruguay			$7,002,852

Total Foreign Government Securities (identified cost $157,178,444)			$158,619,379

U.S. Treasury Obligations — 4.1%

Security	Principal Amount (000s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/13(8)		$20,200	$20,199,899

Total U.S. Treasury Obligations (identified cost $20,199,571)			$20,199,899

Other — 20.9%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)		$102,281	$102,281,416

Total Other (identified cost $102,281,416)			$102,281,416

Total Short-Term Investments (identified cost $279,659,431)			$281,100,694

Total Investments— 102.2% (identified cost $492,430,848)			$500,451,402

Other Assets, Less Liabilities — (2.2)%			$(10,844,635)

Net Assets — 100.0%			$489,606,767

6

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BAM	-	Bosnia – Herzegovina Convertible Mark

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

DOP	-	Dominican Peso

GEL	-	Georgian Lari

GHS	-	Ghanaian Cedi

HRK	-	Croatian Kuna

ILS	-	Israeli Shekel

JOD	-	Jordanian Dinar

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $15,976,089 or 3.3% of the Portfolio’s net assets.

(3)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $1,447,796 or 0.3% of the Portfolio’s net assets.

7

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $19,350.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $24,943,909 or 5.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
2/1/13	British Pound Sterling 918,322	Euro 1,068,748	Nomura International PLC	$(5,311)
2/1/13	Euro 1,068,748	United States Dollar 1,449,436	Nomura International PLC	(1,711)
2/20/13	Euro 1,642,000	United States Dollar 2,195,108	Goldman Sachs International	(34,608)
3/4/13	Brazilian Real 12,890,000	United States Dollar 6,448,224	BNP Paribas SA	(5,165)
3/21/13	Euro 2,700,000	United States Dollar 3,530,682	Citibank NA	(136,315)
3/21/13	Euro 5,486,325	United States Dollar 7,304,000	Standard Chartered Bank	(147,237)
3/21/13	Euro 20,701,156	United States Dollar 27,528,093	State Street Bank and Trust Co.	(587,120)

				$(917,467)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Thai Baht 128,708,285	United States Dollar 4,310,391	Citigroup Global Markets	$5,782
2/11/13	Guatemalan Quetzal 41,100,000	United States Dollar 5,248,707	Citibank NA	(1,298)
2/11/13	Indian Rupee 187,855,000	United States Dollar 3,383,555	Citibank NA	142,996
2/11/13	Israeli Shekel 6,700,000	United States Dollar 1,775,399	Bank of America	30,464
2/11/13	Swedish Krona 59,517,923	Euro 6,934,744	Credit Suisse International	(56,471)

8

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/11/13	Swedish Krona 25,600,000	Euro 2,943,555	Standard Chartered Bank	$28,986
2/14/13	Polish Zloty 9,500,000	Euro 2,257,980	Barclays Bank PLC	4,079
2/14/13	Polish Zloty 44,952,408	Euro 10,971,093	BNP Paribas SA	(370,017)
2/14/13	Serbian Dinar 228,800,000	Euro 2,030,529	Citibank NA	26,078
2/14/13	Serbian Dinar 134,435,000	Euro 1,193,599	Citibank NA	14,603
2/14/13	Serbian Dinar 221,402,000	Euro 1,983,000	Citibank NA	621
2/14/13	Serbian Dinar 88,723,000	Euro 790,617	Deutsche Bank	5,730
2/19/13	Yuan Offshore Renminbi 23,766,000	United States Dollar 3,812,320	Bank of America	11,094
2/19/13	Yuan Offshore Renminbi 21,820,000	United States Dollar 3,508,321	Citibank NA	2,026
2/19/13	Yuan Offshore Renminbi 32,484,000	United States Dollar 5,186,652	Goldman Sachs International	39,292
2/19/13	Yuan Offshore Renminbi 35,902,000	United States Dollar 5,731,939	Standard Chartered Bank	43,884
2/19/13	Yuan Offshore Renminbi 25,381,000	United States Dollar 4,059,986	Standard Chartered Bank	23,245
2/26/13	South Korean Won 6,218,622,000	United States Dollar 5,824,861	Citibank NA	(118,498)
2/27/13	Norwegian Krone 11,400,000	Euro 1,533,742	Nomura International PLC	2,082
2/27/13	Norwegian Krone 21,600,000	Euro 2,943,301	Nomura International PLC	(46,657)
2/27/13	Norwegian Krone 72,894,281	Euro 9,896,853	Nomura International PLC	(108,559)
2/27/13	Norwegian Krone 15,430,000	Euro 2,096,874	Standard Chartered Bank	(25,618)
2/28/13	Swiss Franc 1,240,000	Euro 1,031,052	HSBC Bank USA	(37,262)
3/21/13	Euro 1,068,748	United States Dollar 1,449,831	Nomura International PLC	1,685
3/28/13	Indian Rupee 294,310,000	United States Dollar 5,420,423	Citibank NA	57,989
3/28/13	Indian Rupee 230,971,000	United States Dollar 4,247,352	Nomura International PLC	52,041
4/10/13	Danish Krone 8,600,000	Euro 1,153,427	BNP Paribas SA	(565)
4/15/13	Indian Rupee 427,240,000	United States Dollar 7,695,176	JPMorgan Chase Bank	234,113
4/30/13	Peruvian New Sol 3,300,000	United States Dollar 1,289,566	Deutsche Bank	(11,826)

9

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/13	Russian Ruble 93,900,000	United States Dollar 2,896,807	BNP Paribas SA	$188,903
4/30/13	Russian Ruble 101,900,000	United States Dollar 3,293,205	BNP Paribas SA	55,399
4/30/13	Russian Ruble 91,900,000	United States Dollar 3,003,837	BNP Paribas SA	16,150
6/10/13	Indonesian Rupiah 38,304,000,000	United States Dollar 3,903,791	HSBC Bank USA	(29,205)
6/14/13	Canadian Dollar 1,430,000	United States Dollar 1,386,901	Barclays Bank PLC	42,641
10/25/13	Mauritian Rupee 100,733,807	United States Dollar 3,233,830	HSBC Bank USA	450

				$224,357

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	34 U.S. 5-Year Treasury Note	Short	$(4,236,475)	$(4,206,968)	$29,507
3/13	14 U.S. 10-Year Treasury Note	Short	(1,867,775)	(1,837,938)	29,837
3/13	7 U.S. 30-Year Treasury Bond	Short	(1,049,062)	(1,004,281)	44,781

					$104,125

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,030,333	$(1,723,443)

		$1,030,333	$(1,723,443)

Interest Rate	Futures Contracts*	$104,125	$—

		$104,125	$—

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$493,097,787

Gross unrealized appreciation	$9,627,177
Gross unrealized depreciation	(2,273,562)

Net unrealized appreciation	$7,353,615

10

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$182,711,085	$—	$182,711,085
Collateralized Mortgage Obligations	—	1,351,801	—	1,351,801
Mortgage Pass-Throughs	—	10,723,748	—	10,723,748
Precious Metals	24,564,074	—	—	24,564,074
Short-Term Investments -
Foreign Government Securities	—	158,619,379	—	158,619,379
U.S. Treasury Obligations	—	20,199,899	—	20,199,899
Other	—	102,281,416	—	102,281,416
Total Investments	$24,564,074	$475,887,328	$—	$500,451,402
Forward Foreign Currency Exchange Contracts	$—	$1,030,333	$—	$1,030,333
Futures Contracts	104,125	—	—	104,125
Total	$24,668,199	$476,917,661	$—	$501,585,860

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,723,443)	$—	$(1,723,443)
Total	$—	$(1,723,443)	$—	$(1,723,443)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Emerging Markets Local Income Fund

January 31, 2013 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $645,780,973 and the Fund owned 80.1% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 78.5%

Security	Principal Amount		Value
Albania — 0.6%
Republic of Albania, 7.50%, 11/4/15	EUR	3,500,000	$4,925,049

Total Albania			$4,925,049

Bermuda — 0.1%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	900,000	$1,045,621

Total Bermuda			$1,045,621

Bosnia and Herzegovina — 0.3%
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/14	BAM	16,594	$10,504
Bosnia & Herzegovina Government Bond, 2.50%, 9/30/14	BAM	86,137	56,809
Bosnia & Herzegovina Government Bond, 2.50%, 3/31/15	BAM	76,307	49,266
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120,409	75,232
Republic of Srpska, 1.50%, 6/30/23	BAM	324,907	129,697
Republic of Srpska, 1.50%, 10/30/23	BAM	193,820	75,539
Republic of Srpska, 1.50%, 12/15/23	BAM	47,963	18,147
Republic of Srpska, 1.50%, 5/31/25	BAM	5,336,944	1,771,757
Republic of Srpska, 1.50%, 6/9/25	BAM	533,631	176,747

Total Bosnia and Herzegovina			$2,363,698

Brazil — 4.8%
Letra do Tesouro Nacional, 0.00%, 1/1/15	BRL	11,193,000	$4,850,141
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	3,375,117	1,842,374
Nota do Tesouro Nacional, 10.00%, 1/1/14	BRL	23,509,000	12,082,327
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	21,314,000	11,133,595
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	16,127,000	8,366,425
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	392,297

Total Brazil			$38,667,159

Chile — 0.2%
Government of Chile, 6.00%, 3/1/18	CLP	300,000,000	$650,169
Government of Chile, 6.00%, 1/1/20	CLP	465,000,000	1,014,076

Total Chile			$1,664,245

Colombia — 3.6%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000,000	$4,460,788
Republic of Colombia, 9.85%, 6/28/27	COP	8,093,000,000	7,037,689
Republic of Colombia, 12.00%, 10/22/15	COP	19,718,000,000	13,384,597
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	5,461,000,000	4,054,663

Total Colombia			$28,937,737

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	57,055,542	$92,045
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	6,409,846	11,968

Total Costa Rica			$104,013

1

Security	Principal Amount		Value
Cyprus — 0.2%
Republic of Cyprus, 3.75%, 6/3/13	EUR	1,310,000	$1,618,634
Republic of Cyprus, 4.625%, 2/3/20	EUR	331,000	326,962

Total Cyprus			$1,945,596

Dominican Republic — 0.3%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	107,000,000	$2,634,495

Total Dominican Republic			$2,634,495

Georgia — 0.5%
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	1,994,000	$1,217,191
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	850,000	525,295
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	370,000	228,464
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	403,000	259,682
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500,000	336,434
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	1,484,000	911,200
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	500,000	302,606

Total Georgia			$3,780,872

Germany — 0.8%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	3,150,000	$6,044,488

Total Germany			$6,044,488

Hungary — 5.8%
Hungary Government Bond, 5.50%, 2/12/14	HUF	2,120,600,000	$9,894,354
Hungary Government Bond, 5.50%, 2/12/16	HUF	1,100,000,000	5,122,321
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	880,849
Hungary Government Bond, 6.50%, 6/24/19	HUF	579,100,000	2,770,570
Hungary Government Bond, 6.75%, 2/12/13	HUF	505,300,000	2,346,246
Hungary Government Bond, 6.75%, 2/24/17	HUF	1,554,520,000	7,492,823
Hungary Government Bond, 6.75%, 11/24/17	HUF	1,123,980,000	5,438,035
Hungary Government Bond, 7.00%, 6/24/22	HUF	435,000,000	2,127,577
Hungary Government Bond, 7.50%, 11/12/20	HUF	668,800,000	3,395,702
Hungary Government Bond, 8.00%, 2/12/15	HUF	455,000,000	2,231,288
National Bank of Hungary, 8.875%, 11/1/13	USD	710,000	734,460
Republic of Hungary, 3.50%, 7/18/16	EUR	1,362,000	1,816,037
Republic of Hungary, 4.375%, 7/4/17	EUR	374,000	507,615
Republic of Hungary, 4.50%, 1/29/14	EUR	1,539,000	2,134,583

Total Hungary			$46,892,460

Indonesia — 9.1%
Indonesia Government Bond, 6.25%, 4/15/17	IDR	8,055,000,000	$877,360
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000,000	3,467,094
Indonesia Government Bond, 7.375%, 9/15/16	IDR	74,748,000,000	8,387,424
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000,000	583,668
Indonesia Government Bond, 8.25%, 6/15/32	IDR	30,296,000,000	3,696,796
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000,000	1,740,785
Indonesia Government Bond, 9.00%, 9/15/13	IDR	26,300,000,000	2,775,012
Indonesia Government Bond, 9.00%, 9/15/18	IDR	13,080,000,000	1,614,042
Indonesia Government Bond, 9.50%, 6/15/15	IDR	33,485,000,000	3,820,415
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000,000	4,677,019
Indonesia Government Bond, 9.50%, 7/15/31	IDR	118,958,000,000	16,259,018

2

Security	Principal Amount		Value
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000,000	$796,173
Indonesia Government Bond, 10.00%, 7/15/17	IDR	10,200,000,000	1,265,593
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000,000	3,034,779
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000,000	1,194,138
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000,000	3,170,812
Indonesia Government Bond, 10.50%, 8/15/30	IDR	30,978,000,000	4,560,032
Indonesia Government Bond, 10.50%, 7/15/38	IDR	10,900,000,000	1,642,274
Indonesia Government Bond, 11.00%, 11/15/20	IDR	14,560,000,000	2,044,516
Indonesia Government Bond, 11.00%, 9/15/25	IDR	16,440,000,000	2,428,077
Indonesia Government Bond, 11.25%, 5/15/14	IDR	16,743,000,000	1,866,416
Indonesia Government Bond, 11.50%, 9/15/19	IDR	25,200,000,000	3,512,492

Total Indonesia			$73,413,935

Israel — 0.2%
State of Israel, 4.50%, 1/30/43	USD	1,554,000	$1,540,093

Total Israel			$1,540,093

Jordan — 0.1%
Jordan Government Bond, 7.387%, 8/30/14	JOD	800,000	$1,116,987

Total Jordan			$1,116,987

Malaysia — 4.4%
Malaysia Government Bond, 3.502%, 5/31/27	MYR	4,125,000	$1,298,452
Malaysia Government Bond, 3.741%, 2/27/15	MYR	24,076,000	7,850,117
Malaysia Government Bond, 3.814%, 2/15/17	MYR	7,003,000	2,308,071
Malaysia Government Bond, 3.892%, 3/15/27	MYR	7,541,000	2,480,069
Malaysia Government Bond, 4.012%, 9/15/17	MYR	10,786,000	3,588,027
Malaysia Government Bond, 4.16%, 7/15/21	MYR	26,063,000	8,753,737
Malaysia Government Bond, 4.24%, 2/7/18	MYR	15,775,000	5,306,762
Malaysia Government Bond, 4.378%, 11/29/19	MYR	3,750,000	1,276,165
Malaysia Government Bond, 4.392%, 4/15/26	MYR	4,047,000	1,402,623
Malaysia Government Bond, 4.498%, 4/15/30	MYR	3,480,000	1,214,550

Total Malaysia			$35,478,573

Mexico — 4.5%
Mexican Bonos, 7.25%, 12/15/16	MXN	20,800,000	$1,787,606
Mexican Bonos, 7.50%, 6/3/27	MXN	30,480,000	2,860,689
Mexican Bonos, 7.75%, 12/14/17	MXN	9,500,000	847,527
Mexican Bonos, 8.00%, 12/19/13	MXN	61,900,000	5,024,861
Mexican Bonos, 8.00%, 6/11/20	MXN	21,018,000	1,988,732
Mexican Bonos, 8.50%, 12/13/18	MXN	6,832,600	641,782
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000,000	3,967,435
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100,000	3,732,781
Mexican Bonos, 9.50%, 12/18/14	MXN	23,060,000	1,978,322
Mexican Bonos, 10.00%, 12/5/24	MXN	63,550,000	7,131,854
Mexican Bonos, 10.00%, 11/20/36	MXN	56,570,000	6,625,091

Total Mexico			$36,586,680

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(1)	USD	550,000	$541,647

Total Mongolia			$541,647

3

Security	Principal Amount		Value
New Zealand — 3.0%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	2,015,400	$1,804,722
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,570,000	1,448,341
New Zealand Government Bond, 5.50%, 4/15/23	NZD	7,032,000	6,799,514
New Zealand Government Bond, 6.00%, 12/15/17	NZD	1,570,000	1,495,054
New Zealand Government Bond, 6.00%, 5/15/21	NZD	12,363,000	12,201,751

Total New Zealand			$23,749,382

Nigeria — 0.7%
Nigeria Treasury Bond, 16.00%, 6/29/19	NGN	251,000,000	$1,959,285
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	471,472,000	3,866,100

Total Nigeria			$5,825,385

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	458,000	$455,710

Total Paraguay			$455,710

Peru — 2.6%
Republic of Peru, 6.90%, 8/12/37(1)	PEN	2,367,000	$1,162,646
Republic of Peru, 6.90%, 8/12/37	PEN	2,700,000	1,326,212
Republic of Peru, 6.90%, 8/12/37(5)	PEN	4,730,000	2,323,328
Republic of Peru, 6.95%, 8/12/31	PEN	2,000,000	978,449
Republic of Peru, 7.84%, 8/12/20	PEN	1,782,000	870,832
Republic of Peru, 7.84%, 8/12/20(5)	PEN	15,334,000	7,493,458
Republic of Peru, 8.20%, 8/12/26	PEN	5,775,000	3,144,018
Republic of Peru, 8.60%, 8/12/17	PEN	5,305,000	2,584,250
Republic of Peru, 9.91%, 5/5/15	PEN	1,760,000	802,811

Total Peru			$20,686,004

Philippines — 1.7%
Republic of the Philippines, 4.95%, 1/15/21	PHP	139,000,000	$3,938,311
Republic of the Philippines, 5.00%, 8/18/18	PHP	119,690,000	3,147,702
Republic of the Philippines, 6.25%, 1/14/36	PHP	150,000,000	4,719,184
Republic of the Philippines, 8.75%, 3/3/13	PHP	28,430,000	703,432
Republic of the Philippines, 9.125%, 9/4/16	PHP	29,510,000	867,394

Total Philippines			$13,376,023

Poland — 0.5%
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	$1,250,276
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	2,020,256
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,008,607

Total Poland			$4,279,139

Romania — 1.2%
Romania Government Bond, 5.80%, 10/26/15	RON	9,720,000	$3,026,446
Romania Government Bond, 5.85%, 7/28/14	RON	2,530,000	786,360
Romania Government Bond, 5.90%, 7/26/17	RON	18,420,000	5,777,134
Romania Government Bond, 11.00%, 3/5/14	RON	490,000	160,177

Total Romania			$9,750,117

4

Security	Principal Amount		Value
Russia — 9.2%
Russia Foreign Bond, 7.85%, 3/10/18(1)	RUB	630,000,000	$22,875,600
Russia Foreign Bond, 7.85%, 3/10/18(5)	RUB	250,000,000	9,077,619
Russia Government Bond, 6.88%, 7/15/15	RUB	9,600,000	326,749
Russia Government Bond, 7.00%, 6/3/15	RUB	249,663,000	8,528,031
Russia Government Bond, 7.10%, 3/13/14	RUB	508,360,000	17,200,462
Russia Government Bond, 7.35%, 1/20/16	RUB	68,000,000	2,357,447
Russia Government Bond, 7.40%, 6/14/17	RUB	103,974,000	3,637,302
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035,000	5,364,106
Russia Government Bond, 8.15%, 2/3/27	RUB	130,080,000	4,820,354
Russia Government Bond, 12.00%, 8/20/14	RUB	8,230,000	299,864

Total Russia			$74,487,534

Serbia — 2.7%
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	237,360,000	$2,844,308
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	539,100,000	6,426,210
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	202,000,000	2,267,520
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	673,400,000	7,482,079
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	76,900,000	843,779
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	23,880,000	258,776
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	109,590,000	1,292,489

Total Serbia			$21,415,161

Slovenia — 0.6%
Republic of Slovenia, 4.375%, 1/18/21(5)	EUR	2,650,000	$3,477,094
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	1,211,000	1,257,926

Total Slovenia			$4,735,020

South Africa — 5.2%
Republic of South Africa, 6.25%, 3/31/36	ZAR	64,175,000	$5,744,882
Republic of South Africa, 6.75%, 3/31/21	ZAR	45,745,000	5,198,656
Republic of South Africa, 7.00%, 2/28/31	ZAR	19,600,000	2,009,262
Republic of South Africa, 7.25%, 1/15/20	ZAR	32,400,000	3,804,937
Republic of South Africa, 7.50%, 1/15/14	ZAR	34,500,000	3,941,785
Republic of South Africa, 8.25%, 9/15/17	ZAR	19,430,000	2,388,980
Republic of South Africa, 8.75%, 12/21/14	ZAR	29,990,000	3,568,374
Republic of South Africa, 10.50%, 12/21/26	ZAR	30,356,000	4,323,587
Republic of South Africa, 13.50%, 9/15/15	ZAR	81,005,000	10,838,475

Total South Africa			$41,818,938

Sri Lanka — 0.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	1,140,000	$1,232,088
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	950,000	1,030,750
Republic of Sri Lanka, 6.25%, 10/4/20(5)	USD	390,000	423,150
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	26,130,000	179,196
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	49,400,000	391,110
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	162,870,000	1,302,156

Total Sri Lanka			$4,558,450

Thailand — 3.5%
Kingdom of Thailand, 3.125%, 12/11/15	THB	120,041,000	$4,042,850
Kingdom of Thailand, 3.85%, 12/12/25	THB	62,668,000	2,102,724
Kingdom of Thailand, 3.875%, 6/13/19	THB	44,600,000	1,541,231

5

Security	Principal Amount		Value
Kingdom of Thailand, 4.25%, 3/13/13	THB	124,861,000	$4,193,186
Kingdom of Thailand, 4.50%, 4/9/24	THB	61,371,000	2,205,542
Kingdom of Thailand, 4.75%, 12/20/24	THB	30,000,000	1,100,065
Kingdom of Thailand, 5.25%, 5/12/14	THB	275,409,000	9,512,619
Kingdom of Thailand, 5.67%, 3/13/28	THB	92,500,000	3,671,859

Total Thailand			$28,370,076

Turkey — 11.3%
Turkey Government Bond, 0.00%, 7/17/13	TRY	25,300,000	$14,044,287
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	11,216,167	7,758,048
Turkey Government Bond, 8.00%, 10/9/13	TRY	15,615,000	9,029,399
Turkey Government Bond, 9.00%, 1/27/16	TRY	5,100,000	3,133,220
Turkey Government Bond, 9.00%, 3/8/17	TRY	13,255,000	8,294,031
Turkey Government Bond, 9.50%, 1/12/22	TRY	2,090,000	1,412,703
Turkey Government Bond, 10.00%, 4/10/13	TRY	29,195,000	16,785,776
Turkey Government Bond, 10.00%, 6/17/15	TRY	23,800,000	14,723,184
Turkey Government Bond, 10.50%, 1/15/20	TRY	6,051,000	4,192,264
Turkey Government Bond, 11.00%, 8/6/14	TRY	17,891,000	10,960,940
Turkey Government Bond, 16.00%, 8/28/13	TRY	1,330,000	802,726

Total Turkey			$91,136,578

Uruguay — 0.0%(3)
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	2,002,463	$102,748

Total Uruguay			$102,748

Total Foreign Government Bonds (identified cost $620,233,367)			$632,429,613

Common Stocks — 0.4%

Security	Shares		Value
France — 0.1%
Sanofi		2,960	$288,559
Total SA		5,136	278,332

Total France			$566,891

Germany — 0.2%
Deutsche EuroShop AG		17,807	$758,094
Deutsche Wohnen AG		37,261	717,369
GSW Immobilien AG		16,881	720,335

Total Germany			$2,195,798

Luxembourg — 0.1%
GAGFAH SA(6)		55,977	$685,010

Total Luxembourg			$685,010

Total Common Stocks (identified cost $2,859,515)			$3,447,699

6

Precious Metals — 1.0%

Description	Troy Ounces	Value
Platinum (6)	4,784	$8,031,515

Total Precious Metals (identified cost $8,395,923)		$8,031,515

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	153,000	INR	54.00	8/12/13	$59,707
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	123,000	INR	54.00	8/12/13	48,000
Indian Rupee	Bank of America	INR	204,774	INR	52.00	5/6/13	24,481
Indian Rupee	Bank of America	INR	186,766	INR	52.00	5/6/13	22,328
Indian Rupee	Bank of America	INR	187,000	INR	55.00	7/1/13	105,882
Indian Rupee	Bank of America	INR	155,000	INR	54.00	8/12/13	60,488
Indian Rupee	Bank of America	INR	173,000	INR	55.00	8/16/13	95,565
Indian Rupee	Barclays Bank PLC	INR	205,061	INR	52.00	5/6/13	24,516
Indian Rupee	Barclays Bank PLC	INR	153,000	INR	54.00	8/12/13	59,707
Indian Rupee	Deutsche Bank	INR	161,200	INR	51.00	5/8/13	10,277
Indian Rupee	Deutsche Bank	INR	150,000	INR	54.00	8/12/13	58,536
Indian Rupee	Goldman Sachs International	INR	187,000	INR	51.00	5/8/13	11,922
Indian Rupee	Goldman Sachs International	INR	154,000	INR	55.00	7/1/13	87,197
Indian Rupee	Goldman Sachs International	INR	100,000	INR	54.00	8/12/13	39,024
Indian Rupee	Goldman Sachs International	INR	110,000	INR	55.00	8/19/13	61,142
Indian Rupee	HSBC Bank USA	INR	190,800	INR	53.00	7/3/13	48,129
Indian Rupee	JPMorgan Chase Bank	INR	159,000	INR	53.00	7/3/13	40,107
Indian Rupee	JPMorgan Chase Bank	INR	108,000	INR	54.00	8/12/13	42,146
Indian Rupee	JPMorgan Chase Bank	INR	105,000	INR	54.00	8/12/13	40,976
Indian Rupee	Standard Chartered Bank	INR	165,900	INR	52.00	5/6/13	19,834
Indian Rupee	Standard Chartered Bank	INR	106,000	INR	53.00	7/3/13	26,738

Total Currency Call Options Purchased (identified cost $733,333)							$986,702

Currency Put Options Purchased — 0.0%(3)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	21,665	CNH	6.50	5/20/13	$495
Yuan Offshore Renminbi	Citibank NA	CNH	20,488	CNH	6.50	5/20/13	469
Yuan Offshore Renminbi	HSBC Bank USA	CNH	23,153	CNH	6.50	5/20/13	529
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	19,403	CNH	6.50	5/20/13	444

Total Currency Put Options Purchased (identified cost $111,836)							$1,937

7

Put Options Purchased — 0.0%(3)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	83	$95.00	8/12/13	$206,670

Total Put Options Purchased (identified cost $587,640)					$206,670

Short-Term Investments — 19.5%

Foreign Government Securities — 10.4%

Security	Principal Amount (000’s omitted)		Value
Bosnia and Herzegovina — 0.0%(3)
Bosnia & Herzegovina Government Bond, 2.50%, 8/31/13	BAM	6	$4,282

Total Bosnia and Herzegovina			$4,282

Croatia — 0.3%
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	180	$244,267
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	389	526,985
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	463	626,504
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	389	525,748
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	320	432,270

Total Croatia			$2,355,774

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	570	$337,964
Georgia Treasury Bill, 0.00%, 7/18/13	GEL	300	176,261

Total Georgia			$514,225

Nigeria — 4.4%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	143,000	$908,099
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	820,274	5,189,209
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	2,163,500	13,624,834
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	175,600	1,098,793
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	87,800	547,933
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	139,000	865,028
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	82,600	509,954
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	128,000	787,259
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	1,633,000	9,756,383
Nigeria Treasury Bill, 0.00%, 1/9/14	NGN	405,000	2,326,038

Total Nigeria			$35,613,530

Philippines — 0.8%
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	28,990	$712,530
Philippine Treasury Bill, 0.00%, 2/13/13	PHP	39,150	962,213
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	82,120	2,018,097
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	41,940	1,030,367
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	58,940	1,446,330
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	22,810	559,577

Total Philippines			$6,729,114

8

Security	Principal Amount (000’s omitted)		Value
Romania — 0.3%
Romania Treasury Bill, 0.00%, 1/15/14	RON	6,900	$2,024,529

Total Romania			$2,024,529

Serbia — 2.1%
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	609,300	$7,405,558
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	10,470	125,208
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	117,950	1,393,054
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	19,800	232,360
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	630,700	7,367,331
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	44,700	502,982

Total Serbia			$17,026,493

Singapore — 0.0%(3)
Singapore Treasury Bill, 0.00%, 4/4/13	SGD	400	$323,068

Total Singapore			$323,068

South Korea — 0.1%
Korea Monetary Stabilization Bond, 0.00%, 3/5/13	KRW	658,430	$603,238
Korea Monetary Stabilization Bond, 0.00%, 4/16/13	KRW	538,550	491,828

Total South Korea			$1,095,066

Sri Lanka — 1.9%
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	23,440	$185,474
Sri Lanka Treasury Bill, 0.00%, 3/1/13	LKR	531,440	4,180,325
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	134,000	1,052,116
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	18,920	148,552
Sri Lanka Treasury Bill, 0.00%, 3/29/13	LKR	136,490	1,065,836
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	46,830	364,374
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	586,380	4,382,256
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	57,530	425,500
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	185,450	1,360,325
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	240,170	1,736,456

Total Sri Lanka			$14,901,214

Uruguay — 0.4%
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	3,770	$196,659
Monetary Regulation Bill, 0.00%, 2/26/13	UYU	4,590	238,662
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	16,741	874,079
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	5,528	288,078
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	11,002	572,332
Monetary Regulation Bill, 0.00%, 7/5/13(2)	UYU	18,844	978,463

Total Uruguay			$3,148,273

Total Foreign Government Securities (identified cost $81,274,252)			$83,735,568

9

U.S. Treasury Obligations — 2.2%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/13(7)		$17,904	$17,903,911

Total U.S. Treasury Obligations (identified cost $17,903,824)			$17,903,911

Repurchase Agreements — 4.0%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/10/13 with a maturity date of 2/15/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 6,307,832, collateralized by EUR 5,450,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $8,484,284.	EUR	6,308	$8,565,517
Dated 1/18/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 802,929, collateralized by EUR 700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $1,080,492.	EUR	803	1,090,654
Dated 1/18/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,122,301, collateralized by EUR 900,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $1,513,142.	EUR	1,123	1,524,471
Dated 1/18/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,185,326, collateralized by EUR 980,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $1,595,925.	EUR	1,186	1,610,080
Barclays Bank PLC:
Dated 1/16/13 with a maturity date of 2/21/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 2,590,042, collateralized by EUR 2,225,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $3,533,032.	EUR	2,590	3,517,003
Citibank NA:
Dated 1/24/13 with a maturity date of 2/28/13, an interest rate of 0.12% payable by the Portfolio and repurchase proceeds of EUR 5,404,666, collateralized by EUR 4,610,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $7,320,124.	EUR	5,405	7,339,220
Nomura International PLC:
Dated 12/7/12 with a maturity date of 2/11/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 3,656,232, collateralized by EUR 3,150,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $4,895,517.	EUR	3,657	4,965,277
Dated 1/2/13 with a maturity date of 2/6/13, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 956,404, collateralized by EUR 820,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $1,282,113.	EUR	957	1,298,780
Dated 1/23/13 with a maturity date of 2/28/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 1,510,142, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $2,037,434.	EUR	1,510	2,050,561

Total Repurchase Agreements (identified cost $31,173,995)			$31,961,563

10

Other — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(8)	$23,180	$23,179,780

Total Other (identified cost $23,179,780)		$23,179,780

Total Short-Term Investments (identified cost $153,531,851)		$156,780,822

Total Investments — 99.5% (identified cost $786,453,465)		$801,884,958

Currency Call Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	208,818	INR	54.00	8/12/13	$(81,490)
Indian Rupee	Citibank NA	INR	198,558	INR	54.00	8/12/13	(77,486)
Indian Rupee	Deutsche Bank	INR	106,752	INR	54.00	8/12/13	(41,659)
Indian Rupee	Goldman Sachs International	INR	173,000	INR	55.00	8/16/13	(96,101)
Indian Rupee	HSBC Bank USA	INR	216,702	INR	54.00	8/12/13	(84,566)
Indian Rupee	JPMorgan Chase Bank	INR	110,000	INR	55.00	8/19/13	(61,142)
Indian Rupee	Nomura International PLC	INR	216,702	INR	54.00	8/12/13	(84,566)
Indian Rupee	Standard Chartered Bank	INR	99,468	INR	54.00	8/12/13	(38,817)

Total Currency Call Options Written (premiums received $965,937)							$(565,827)

Currency Put Options Written — (0.0)%(3)
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	110,500	INR	65.00	7/1/13	$(1,697)
Indian Rupee	Goldman Sachs International	INR	91,000	INR	65.00	7/1/13	(1,398)
Indian Rupee	HSBC Bank USA	INR	115,200	INR	64.00	7/3/13	(2,413)
Indian Rupee	JPMorgan Chase Bank	INR	96,000	INR	64.00	7/3/13	(2,011)
Indian Rupee	Standard Chartered Bank	INR	64,000	INR	64.00	7/3/13	(1,340)

Total Currency Put Options Written (premiums received $197,403)							$(8,859)

Other Assets, Less Liabilities — 0.6%							$4,929,654

Net Assets — 100.0%							$806,239,926

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BAM	-	Bosnia - Herzegovina Convertible Mark

BRL	-	Brazilian Real

11

CLP	-	Chilean Peso

CNH	-	Yuan Offshore Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $29,601,988 or 3.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $22,794,649 or 2.8% of the Portfolio’s net assets.

(6)	Non-income producing.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

12

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $6,529.

Securities Sold Short — (4.2)%

Foreign Government Bonds — (3.9)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (0.6)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(3,150)	$(4,840,149)

Total Belgium			$(4,840,149)

France — (2.5)%
Government of France, 3.75%, 4/25/17	EUR	(5,450)	$(8,269,887)
Government of France, 3.75%, 10/25/19	EUR	(820)	(1,270,789)
Government of France, 4.00%, 10/25/38	EUR	(6,835)	(10,752,467)

Total France			$(20,293,143)

Germany — (0.3)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(2,029,064)

Total Germany			$(2,029,064)

Supranational — (0.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(700)	$(1,078,887)
European Investment Bank, 4.25%, 4/15/19	EUR	(980)	(1,550,683)
European Investment Bank, 4.625%, 4/15/20	EUR	(900)	(1,467,927)

Total Supranational			$(4,097,497)

Total Foreign Government Bonds (proceeds $28,889,754)			$(31,259,853)

Common Stocks — (0.3)%

Security	Shares		Value
China — (0.3)%
Agricultural Bank of China, Ltd., Class H		(1,157,000)	$(628,558)
Bank of China, Ltd., Class H		(1,202,000)	(593,793)
China Construction Bank Corp., Class H		(671,000)	(578,825)
Industrial & Commercial Bank of China, Ltd., Class H		(781,000)	(588,179)

Total Common Stocks (proceeds $1,768,643)			$(2,389,355)

Total Securities Sold Short (proceeds $30,658,397)			$(33,649,208)

EUR	-	Euro

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EMLIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $39,368,804 or 4.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

13

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 868,980,000	Euro 2,929,311	JPMorgan Chase Bank	$(56,084)
2/1/13	Sri Lankan Rupee 16,000,000	United States Dollar 126,683	Standard Chartered Bank	50
2/7/13	Euro 180,000	United States Dollar 239,142	Standard Chartered Bank	(5,267)
2/11/13	Mexican Peso 31,670,000	United States Dollar 2,496,613	BNP Paribas SA	7,318
2/12/13	Japanese Yen 396,198,000	United States Dollar 4,366,083	Goldman Sachs International	33,222
2/12/13	Japanese Yen 43,100,000	United States Dollar 485,965	Goldman Sachs International	14,619
2/14/13	Serbian Dinar 264,003,920	Euro 2,345,451	Deutsche Bank	(26,699)
2/19/13	Australian Dollar 10,590,000	United States Dollar 11,129,878	Deutsche Bank	99,237
2/20/13	Euro 23,274,094	United States Dollar 29,858,229	Australia and New Zealand Banking Group Limited	(1,746,283)
2/20/13	Euro 1,188,336	United States Dollar 1,589,036	Bank of America	(24,636)
2/20/13	Euro 15,474,650	United States Dollar 19,735,904	Bank of America	(1,277,535)
2/20/13	Euro 1,855,758	United States Dollar 4,676,886	Goldman Sachs International	(83,358)
2/22/13	New Taiwan Dollar 148,289,000	United States Dollar 5,122,953	Australia and New Zealand Banking Group Limited	103,287
2/25/13	New Taiwan Dollar 71,675,000	United States Dollar 2,479,675	Australia and New Zealand Banking Group Limited	53,643
2/25/13	New Taiwan Dollar 75,259,000	United States Dollar 2,603,937	Barclays Bank PLC	56,595
2/28/13	Euro 389,000	United States Dollar 520,997	Standard Chartered Bank	(7,261)
3/4/13	New Zealand Dollar 6,636,940	United States Dollar 5,438,309	BNP Paribas SA	(121,058)
3/7/13	New Taiwan Dollar 129,278,000	United States Dollar 4,464,790	Barclays Bank PLC	89,392
3/8/13	New Taiwan Dollar 76,539,000	United States Dollar 2,646,760	Barclays Bank PLC	56,207
3/8/13	New Taiwan Dollar 80,366,000	United States Dollar 2,779,003	HSBC Bank USA	58,921
3/8/13	Sri Lankan Rupee 18,920,000	United States Dollar 146,044	HSBC Bank USA	(2,457)
3/11/13	Euro 7,226,688	United States Dollar 9,445,281	Bank of America	(369,087)
3/14/13	Euro 463,000	United States Dollar 605,664	Deutsche Bank	(23,134)
3/19/13	Euro 2,360,000	United States Dollar 3,108,509	Goldman Sachs International	(96,683)
3/21/13	Euro 3,249,221	United States Dollar 4,325,785	State Street Bank and Trust Co.	(87,134)

14

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
3/21/13	Euro 5,180,157	United States Dollar 6,892,199	State Street Bank and Trust Co.	$(143,216)
3/28/13	Euro 389,000	United States Dollar 520,548	JPMorgan Chase Bank	(7,791)
3/28/13	New Zealand Dollar 2,130,559	United States Dollar 1,776,887	Bank of America	(4,917)
3/28/13	New Zealand Dollar 20,130,638	United States Dollar 16,795,998	Goldman Sachs International	(39,412)
4/4/13	Euro 320,000	United States Dollar 427,867	Barclays Bank PLC	(6,773)
4/15/13	Hungarian Forint 457,020,000	Euro 1,522,487	JPMorgan Chase Bank	(34,746)
4/15/13	Hungarian Forint 350,504,410	Euro 1,177,454	Standard Chartered Bank	(13,328)
4/15/13	Japanese Yen 659,000,000	United States Dollar 7,478,438	Toronto-Dominion Bank	268,407
4/16/13	Philippine Peso 34,798,389	United States Dollar 862,307	Barclays Bank PLC	6,689

				$(3,329,272)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 868,980,000	Euro 2,937,055	Credit Suisse International	$45,569
2/6/13	Nigerian Naira 349,400,000	United States Dollar 2,179,663	Deutsche Bank	42,538
2/11/13	Colombian Peso 1,178,600,000	United States Dollar 663,757	Bank of Nova Scotia	(284)
2/11/13	Mexican Peso 25,370,000	United States Dollar 1,980,288	Standard Chartered Bank	13,821
2/11/13	Swedish Krona 49,826,800	Euro 5,805,580	Credit Suisse International	(47,276)
2/14/13	Polish Zloty 59,671,232	Euro 14,563,372	BNP Paribas SA	(491,172)
2/14/13	Serbian Dinar 109,239,000	Euro 978,406	Citibank NA	306
2/19/13	Australian Dollar 3,070,000	United States Dollar 3,206,769	JPMorgan Chase Bank	(9,028)
2/19/13	Hong Kong Dollar 8,715,536	United States Dollar 1,124,745	Goldman Sachs International	(881)
2/19/13	Indian Rupee 69,732,000	United States Dollar 1,298,306	Bank of America	8,546
2/19/13	Indian Rupee 97,053,000	United States Dollar 1,807,318	Citibank NA	11,558
2/19/13	Malaysian Ringgit 6,866,000	United States Dollar 2,238,962	Goldman Sachs International	(31,245)
2/19/13	South Korean Won 2,887,426,000	United States Dollar 2,678,254	Standard Chartered Bank	(28,026)
2/19/13	Yuan Offshore Renminbi 8,552,000	United States Dollar 1,365,480	Goldman Sachs International	10,344
2/19/13	Yuan Offshore Renminbi 9,453,000	United States Dollar 1,509,220	Standard Chartered Bank	11,555

15

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/20/13	New Turkish Lira 1,468,680	United States Dollar 821,088	Bank of America	$11,970
2/20/13	Russian Ruble 264,394,000	United States Dollar 8,710,638	BNP Paribas SA	76,167
2/20/13	Yuan Offshore Renminbi 18,187,000	United States Dollar 2,893,255	Bank of America	32,430
2/20/13	Yuan Offshore Renminbi 35,024,000	United States Dollar 5,570,849	Barclays Bank PLC	63,351
2/22/13	Malaysian Ringgit 184,941,000	United States Dollar 61,285,416	Nomura International PLC	(1,831,146)
2/22/13	New Taiwan Dollar 61,563,156	United States Dollar 2,078,432	Deutsche Bank	5,515
2/22/13	New Taiwan Dollar 59,080,844	United States Dollar 1,995,974	Standard Chartered Bank	3,945
2/22/13	New Taiwan Dollar 116,358,000	United States Dollar 4,025,532	Standard Chartered Bank	(86,748)
2/22/13	Polish Zloty 160,152,909	United States Dollar 50,993,588	Bank of America	721,822
2/22/13	Singapore Dollar 4,820,000	United States Dollar 3,933,329	Deutsche Bank	(38,953)
2/22/13	Singapore Dollar 4,720,000	United States Dollar 3,851,411	Nomura International PLC	(37,831)
2/22/13	South Korean Won 1,121,115,000	United States Dollar 1,058,195	Barclays Bank PLC	(29,286)
2/22/13	South Korean Won 1,078,543,000	United States Dollar 1,018,041	Nomura International PLC	(28,203)
2/22/13	Thai Baht 251,158,000	United States Dollar 8,190,113	Nomura International PLC	222,834
2/22/13	Yuan Offshore Renminbi 10,706,000	United States Dollar 1,705,728	BNP Paribas SA	16,285
2/22/13	Yuan Offshore Renminbi 11,757,000	United States Dollar 1,873,387	Deutsche Bank	17,675
2/22/13	Yuan Offshore Renminbi 11,701,000	United States Dollar 1,864,315	HSBC Bank USA	17,739
2/26/13	South Korean Won 2,199,516,000	United States Dollar 2,043,970	Bank of America	(25,639)
2/28/13	Mexican Peso 742,815,389	United States Dollar 56,943,410	Toronto-Dominion Bank	1,340,449
2/28/13	Yuan Renminbi 3,270,675	United States Dollar 520,510	JPMorgan Chase Bank	775
2/28/13	Yuan Renminbi 3,270,675	United States Dollar 520,344	Standard Chartered Bank	941
3/1/13	Yuan Renminbi 10,940,000	United States Dollar 1,741,206	JPMorgan Chase Bank	1,784
3/4/13	Brazilian Real 79,717,500	United States Dollar 39,876,695	BNP Paribas SA	33,939
3/8/13	South African Rand 41,419,000	United States Dollar 4,758,726	Standard Bank	(148,388)
3/8/13	South African Rand 85,036,586	United States Dollar 9,775,444	Standard Chartered Bank	(310,044)
3/11/13	South African Rand 69,751,603	United States Dollar 7,882,873	Credit Suisse International	(122,009)
3/13/13	Hong Kong Dollar 103,484,981	United States Dollar 13,354,279	Standard Chartered Bank	(8,864)

16

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/22/13	Indian Rupee 114,003,000	United States Dollar 2,094,046	JPMorgan Chase Bank	$30,197
3/22/13	Indian Rupee 137,337,000	United States Dollar 2,522,421	Nomura International PLC	36,610
3/22/13	Indian Rupee 113,042,000	United States Dollar 2,076,203	Standard Chartered Bank	30,134
3/28/13	Indian Rupee 51,700,000	United States Dollar 952,179	Citibank NA	10,187
3/28/13	Indian Rupee 55,500,000	United States Dollar 1,021,789	Deutsche Bank	11,312
4/15/13	Indian Rupee 305,179,000	United States Dollar 5,497,681	Nomura International PLC	166,238
4/15/13	South Korean Won 2,632,073,000	United States Dollar 2,463,680	Bank of America	(54,150)
4/15/13	South Korean Won 2,320,927,000	United States Dollar 2,171,831	Nomura International PLC	(47,139)
4/17/13	Thai Baht 553,855,000	United States Dollar 18,132,428	Citibank NA	358,590
4/30/13	Norwegian Krone 22,382,941	Euro 3,005,713	BNP Paribas SA	215
4/30/13	Norwegian Krone 22,382,941	Euro 3,005,632	Deutsche Bank	324
4/30/13	Peruvian New Sol 6,787,570	United States Dollar 2,652,431	Deutsche Bank	(24,324)
5/2/13	Peruvian New Sol 3,010,200	United States Dollar 1,177,930	Standard Chartered Bank	(12,453)
6/14/13	Russian Ruble 21,550,000	United States Dollar 683,097	Bank of America	20,334
6/14/13	Russian Ruble 20,650,000	United States Dollar 654,828	Citibank NA	19,225
6/17/13	Hungarian Forint 265,581,048	United States Dollar 1,182,264	Goldman Sachs International	31,468
9/16/13	Russian Ruble 31,308,000	United States Dollar 978,681	HSBC Bank USA	29,228
9/16/13	Russian Ruble 10,892,000	United States Dollar 340,535	JPMorgan Chase Bank	10,115
12/16/13	Russian Ruble 23,397,000	United States Dollar 722,241	Credit Suisse International	20,851
12/16/13	Russian Ruble 18,943,000	United States Dollar 585,157	Goldman Sachs International	16,475

				$90,272

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
2/13	41 CAC 40 Index	Short	$(2,063,959)	$(2,077,320)	$(13,361)
2/13	35 Gold	Short	(5,865,380)	(5,812,100)	53,280
2/13	60 Hang Seng H-Shares	Long	4,646,762	4,698,790	52,028
3/13	39 Dow Jones Euro Stoxx 50 Index	Short	(1,403,287)	(1,435,589)	(32,302)
3/13	140 Euro-Bobl	Short	(24,174,016)	(23,890,779)	283,237
3/13	16 Euro-Bund	Short	(3,145,101)	(3,082,751)	62,350
3/13	11 Euro-Schatz	Short	(1,654,664)	(1,646,598)	8,066
3/13	8 Japan 10-Year Bond	Short	(12,662,475)	(12,623,982)	38,493

17

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/13	7 U.S. 10-Year Deliverable Interest Rate Swap	Short	$(709,078)	$(693,547)	$15,531
4/13	22 Platinum	Long	1,788,385	1,842,940	54,555

					$521,877

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46%	9/24/20	$139,449
Bank of America	PLN	10,700	Pays	6-month PLN WIBOR	4.88	9/14/14	69,607
Bank of America	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	28,874
Bank of America	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	18,506
Bank of America	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	31,935
Bank of America	PLN	2,970	Pays	6-month PLN WIBOR	4.30	9/18/17	31,035
Bank of America	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	20,336
Bank of America	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(4,456)
Bank of America	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	102,891
Bank of America	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	439,224
Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	85,907
Barclays Bank PLC	MXN	48,400	Pays	Mexico Interbank TIIE 28 Day	7.11	5/21/21	430,373
Barclays Bank PLC	MYR	26,000	Pays	3-month MYR KLIBOR	3.39	11/23/13	13,630
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	57,152
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	127,569
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	64,864
Barclays Bank PLC	PLN	8,000	Pays	6-month PLN WIBOR	5.42	6/1/14	128,048
Barclays Bank PLC	PLN	14,300	Pays	6-month PLN WIBOR	5.02	7/30/14	210,848
Barclays Bank PLC	PLN	24,000	Pays	6-month PLN WIBOR	5.18	11/9/14	217,765
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	39,733
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	23,885
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	21,466
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	37,979
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	19,807
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	104,703
Barclays Bank PLC	THB	143,000	Pays	6-month THBFIX	3.34	2/16/15	49,858
Barclays Bank PLC	THB	149,550	Pays	6-month THBFIX	3.21	10/4/20	(175,710)
Barclays Bank PLC	ZAR	53,700	Pays	3-month JIBAR	7.41	9/24/20	322,549
BNP Paribas NA	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	36,312
BNP Paribas NA	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	3,540
BNP Paribas NA	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(21,390)
Citibank NA	MXN	50,000	Pays	Mexico Interbank TIIE 28 Day	9.08	8/6/13	92,225

18

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	MXN	48,000	Pays	Mexico Interbank TIIE 28 Day	6.86%	11/10/20	$357,475
Citibank NA	MYR	37,000	Pays	3-month MYR KLIBOR	3.48	3/4/13	8,095
Citibank NA	MYR	17,300	Pays	3-month MYR KLIBOR	3.72	5/7/22	(87,967)
Citibank NA	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	55,350
Citibank NA	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	24,590
Citibank NA	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	17,835
Citibank NA	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	15,426
Citibank NA	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	6,640
Citibank NA	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	5,432
Citibank NA	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	15,930
Citibank NA	THB	69,000	Pays	6-month THBFIX	3.40	1/14/15	22,654
Credit Suisse International	MXN	42,000	Pays	Mexico Interbank TIIE 28 Day	6.24	7/31/15	123,237
Credit Suisse International	MXN	45,000	Pays	Mexico Interbank TIIE 28 Day	5.84	10/1/15	102,187
Credit Suisse International	MXN	41,500	Pays	Mexico Interbank TIIE 28 Day	6.36	10/23/20	201,191
Credit Suisse International	PLN	1,670	Pays	6-month PLN WIBOR	4.40	8/20/17	19,516
Credit Suisse International	USD	92	Receives	3-month-USD-LIBOR-BBA	1.81	10/23/22	1,271
Credit Suisse International	USD	560	Receives	3-month-USD-LIBOR-BBA	1.75	11/6/22	11,720
Deutsche Bank	BRL	19,700	Pays	Brazil Citep Interbank Deposit Rate	10.02	7/1/15	617,286
Deutsche Bank	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	344,893
Deutsche Bank	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	134,712
Deutsche Bank	PLN	5,400	Pays	6-month PLN WIBOR	4.85	4/23/14	63,706
Deutsche Bank	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	88,370
Deutsche Bank	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	32,928
Deutsche Bank	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	57,754
Deutsche Bank	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	27,772
Deutsche Bank	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	19,844
Deutsche Bank	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	16,164
Deutsche Bank	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	3,774
Deutsche Bank	PLN	13,900	Pays	6-month PLN WIBOR	5.04	4/18/22	575,719
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35	8/1/17	11,289
Goldman Sachs International	PLN	17,000	Pays	6-month PLN WIBOR	5.32	7/11/18	642,234
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	574,585
Goldman Sachs International	ZAR	31,560	Pays	3-month JIBAR	8.07	7/7/21	320,002
HSBC Bank USA	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	421,432
HSBC Bank USA	PLN	35,600	Pays	6-month PLN WIBOR	4.02	11/6/15	141,386
HSBC Bank USA	THB	262,000	Pays	6-month THBFIX	2.67	10/21/15	(91,257)
HSBC Bank USA	THB	94,300	Pays	6-month THBFIX	3.26	8/19/20	(92,487)
HSBC Bank USA	THB	159,000	Pays	6-month THBFIX	3.50	11/25/20	(80,047)
JPMorgan Chase Bank	BRL	41,183	Pays	Brazil Citep Interbank Deposit Rate	9.63	1/2/14	789,131
JPMorgan Chase Bank	BRL	11,100	Pays	Brazil Citep Interbank Deposit Rate	9.19	1/2/17	137,413
JPMorgan Chase Bank	MXN	1,901,300	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(60,282)
JPMorgan Chase Bank	MYR	27,300	Pays	3-month MYR KLIBOR	3.25	9/8/14	608
JPMorgan Chase Bank	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	64,210
JPMorgan Chase Bank	PLN	16,600	Pays	6-month PLN WIBOR	4.75	10/11/13	24,054
JPMorgan Chase Bank	PLN	31,500	Pays	6-month PLN WIBOR	5.06	11/26/13	98,534
JPMorgan Chase Bank	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	12,618
JPMorgan Chase Bank	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	324,269
JPMorgan Chase Bank	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	225,830
JPMorgan Chase Bank	PLN	15,099	Pays	6-month PLN WIBOR	5.62	4/8/21	813,266
JPMorgan Chase Bank	THB	108,000	Pays	6-month THBFIX	3.22	10/21/20	(122,047)
JPMorgan Chase Bank	ZAR	36,500	Pays	3-month JIBAR	9.05	10/12/15	390,156
Morgan Stanley & Co. International PLC	MXN	118,400	Pays	Mexico Interbank TIIE 28 Day	4.82	9/4/14	23,770
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	401,882

19

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	PLN	32,000	Pays	6-month PLN WIBOR	4.87%	10/26/16	$501,947
Nomura International PLC	BRL	9,479	Pays	Brazil Citep Interbank Deposit Rate	8.09	1/4/16	(42,278)
Standard Bank	ZAR	62,500	Pays	3-month JIBAR	7.98	5/20/19	654,112
Standard Bank	ZAR	22,000	Pays	3-month JIBAR	7.93	6/2/21	208,241
Standard Bank	ZAR	32,700	Pays	3-month JIBAR	7.12	6/27/22	76,423

							$12,021,012

BRL	-	Brazilian Real

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

USD	-	United States Dollar

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$2,199	5.00	%(1)	6/20/13	43.1%	$(276,719)	$(2,353)	$(279,072)
Argentina	Credit Suisse International	510	5.00	(1)	6/20/13	43.1	(64,178)	(1,285)	(65,463)
Argentina	Credit Suisse International	734	5.00	(1)	6/20/13	43.1	(92,366)	(1,849)	(94,215)
Argentina	Deutsche Bank	240	5.00	(1)	6/20/13	43.1	(30,202)	(562)	(30,764)
Argentina	Deutsche Bank	668	5.00	(1)	6/20/13	43.1	(84,060)	(1,682)	(85,742)
Argentina	Deutsche Bank	695	5.00	(1)	6/20/13	43.1	(87,433)	(2,379)	(89,812)
Argentina	Deutsche Bank	734	5.00	(1)	6/20/13	43.1	(92,366)	(1,849)	(94,215)
South Africa	Bank of America	775	1.00	(1)	12/20/15	1.16	(2,594)	3,603	1,009
South Africa	Bank of America	525	1.00	(1)	12/20/15	1.16	(1,757)	2,558	801
South Africa	Bank of America	2,600	1.00	(1)	9/20/17	1.61	(67,628)	78,990	11,362
South Africa	Bank of America	680	1.00	(1)	9/20/17	1.61	(17,687)	9,602	(8,085)
South Africa	Bank of America	920	1.00	(1)	9/20/17	1.61	(23,930)	14,575	(9,355)
South Africa	Bank of America	3,040	1.00	(1)	9/20/17	1.61	(79,072)	36,259	(42,813)
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	1.16	(2,510)	4,058	1,548
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	1.16	(1,891)	3,083	1,192
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.61	(11,705)	10,605	(1,100)
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.61	(11,211)	9,472	(1,739)
South Africa	BNP Paribas SA	750	1.00	(1)	9/20/17	1.61	(19,508)	18,316	(1,192)
South Africa	BNP Paribas SA	1,140	1.00	(1)	9/20/17	1.61	(29,652)	23,555	(6,097)
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	1.16	(2,811)	10,201	7,390

20

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$790	1.00	%(1)	12/20/15	1.16%	$(2,643)	$4,698	$2,055
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	1.16	(2,593)	4,234	1,641
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.61	(33,814)	42,792	8,978
South Africa	Deutsche Bank	500	1.00	(1)	9/20/15	1.10	(674)	6,280	5,606
South Africa	Deutsche Bank	610	1.00	(1)	12/20/15	1.16	(2,041)	3,328	1,287
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/17	1.61	(52,021)	60,761	8,740
South Africa	Deutsche Bank	810	1.00	(1)	9/20/17	1.61	(21,068)	27,333	6,265
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	1.16	(2,744)	4,877	2,133
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	1.16	(2,727)	4,667	1,940
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.61	(13,266)	16,350	3,084
South Africa	JPMorgan Chase Bank	1,500	1.00	(1)	9/20/15	1.10	(2,021)	11,474	9,453
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.61	(10,404)	7,239	(3,165)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.61	(130,053)	70,767	(59,286)
Turkey	Bank of America	8,090	1.00	(1)	12/20/17	1.31	(107,674)	187,587	79,913
Markit CDX North America High Yield Index	Citibank NA	1,970	5.00	(1)	12/20/17	4.46	56,522	1,150	57,672
Markit CDX North America High Yield Index	Deutsche Bank	1,900	5.00	(1)	12/20/17	4.46	54,513	51,780	106,293
Markit CDX North America High Yield Index	Deutsche Bank	2,180	5.00	(1)	12/20/17	4.46	62,547	2,545	65,092
Markit CDX North America High Yield Index	JPMorgan Chase Bank	1,590	5.00	(1)	12/20/17	4.46	45,619	3,713	49,332

Total		$50,806					$(1,163,822)	$724,493	$(439,329)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$(1,074)	$—	$(1,074)
Austria	Barclays Bank PLC	200	1.42		3/20/14	(3,347)	—	(3,347)
Brazil	Bank of America	350	1.00	(1)	6/20/20	9,750	(9,475)	275
Brazil	Bank of America	825	1.00	(1)	6/20/20	22,980	(28,179)	(5,199)

21

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$2,900	1.00	%(1)	12/20/20	$92,024	$(72,873)	$19,151
Brazil	Bank of America	883	1.00	(1)	12/20/20	28,020	(25,942)	2,078
Brazil	Bank of America	387	1.00	(1)	12/20/20	12,280	(11,121)	1,159
Brazil	Bank of America	120	1.00	(1)	12/20/20	3,808	(3,299)	509
Brazil	Barclays Bank PLC	450	1.65		9/20/19	(10,663)	—	(10,663)
Brazil	Barclays Bank PLC	770	1.00	(1)	12/20/20	24,434	(23,150)	1,284
Brazil	Citibank NA	190	1.00	(1)	12/20/20	6,030	(5,285)	745
Brazil	Deutsche Bank	1,600	1.00	(1)	12/20/20	50,772	(30,003)	20,769
Brazil	Deutsche Bank	190	1.00	(1)	12/20/20	6,029	(5,895)	134
Brazil	Goldman Sachs International	3,300	1.00	(1)	9/20/22	146,413	(286,688)	(140,275)
Brazil	HSBC Bank USA	160	1.00	(1)	12/20/20	5,077	(4,450)	627
Brazil	Standard Chartered Bank	800	1.00	(1)	12/20/20	25,386	(18,737)	6,649
Brazil	Standard Chartered Bank	150	1.00	(1)	12/20/20	4,760	(4,172)	588
China	Bank of America	1,000	1.00	(1)	3/20/17	(20,471)	(24,670)	(45,141)
China	Barclays Bank PLC	1,648	1.00	(1)	3/20/17	(33,735)	(36,998)	(70,733)
China	Deutsche Bank	703	1.00	(1)	3/20/17	(14,391)	(14,999)	(29,390)
China	Deutsche Bank	1,393	1.00	(1)	3/20/17	(28,516)	(29,721)	(58,237)
Colombia	Bank of America	950	1.00	(1)	9/20/21	20,025	(36,832)	(16,807)
Colombia	Barclays Bank PLC	400	1.00	(1)	6/20/22	10,291	(21,884)	(11,593)
Colombia	Citibank NA	500	1.00	(1)	6/20/22	12,863	(37,118)	(24,255)
Colombia	Deutsche Bank	400	1.00	(1)	6/20/22	10,290	(24,960)	(14,670)
Colombia	Goldman Sachs International	1,410	1.00	(1)	6/20/17	(11,639)	(40,574)	(52,213)
Colombia	Goldman Sachs International	740	1.00	(1)	9/20/21	15,599	(28,186)	(12,587)
Colombia	Goldman Sachs International	500	1.00	(1)	6/20/22	12,863	(37,118)	(24,255)
Colombia	HSBC Bank USA	770	1.00	(1)	6/20/17	(6,355)	(22,467)	(28,822)
Colombia	HSBC Bank USA	2,100	1.00	(1)	9/20/21	44,268	(78,198)	(33,930)
Colombia	Morgan Stanley & Co. International PLC	1,100	1.00	(1)	9/20/21	23,188	(42,648)	(19,460)
Croatia	BNP Paribas SA	1,670	1.00	(1)	12/20/17	126,415	(109,847)	16,568
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	113,546	(97,485)	16,061
Croatia	Goldman Sachs International	371	1.00	(1)	12/20/17	28,083	(24,175)	3,908
Croatia	Morgan Stanley & Co. International PLC	310	1.00	(1)	12/20/17	23,466	(19,541)	3,925
Croatia	Nomura International PLC	160	1.00	(1)	3/20/18	13,115	(10,917)	2,198
Egypt	Bank of America	550	1.00	(1)	9/20/15	50,500	(13,865)	36,635
Egypt	Citibank NA	650	1.00	(1)	12/20/15	66,163	(25,210)	40,953
Egypt	Citibank NA	100	1.00	(1)	6/20/20	24,962	(8,185)	16,777
Egypt	Credit Suisse International	1,085	1.00	(1)	12/20/15	110,442	(42,085)	68,357
Egypt	Credit Suisse International	375	1.00	(1)	12/20/15	38,171	(13,626)	24,545
Egypt	Deutsche Bank	250	1.00	(1)	6/20/15	20,379	(4,799)	15,580
Egypt	Deutsche Bank	125	1.00	(1)	9/20/15	11,477	(4,043)	7,434
Egypt	Deutsche Bank	1,400	1.00	(1)	12/20/15	142,506	(40,739)	101,767
Egypt	Deutsche Bank	930	1.00	(1)	12/20/15	94,664	(32,812)	61,852
Egypt	Deutsche Bank	100	1.00	(1)	6/20/20	24,962	(8,235)	16,727
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	12,481	(4,112)	8,369
Guatemala	Citibank NA	458	1.00	(1)	9/20/20	33,784	(26,849)	6,935
Hungary	Barclays Bank PLC	500	1.00	(1)	3/20/17	33,122	(74,391)	(41,269)

22

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Hungary	Goldman Sachs International	$500	1.00	%(1)	3/20/17	$33,122	$(73,525)	$(40,403)
Lebanon	Barclays Bank PLC	200	1.00	(1)	12/20/14	6,487	(5,796)	691
Lebanon	Citibank NA	250	3.30		9/20/14	(5,619)	—	(5,619)
Lebanon	Citibank NA	150	1.00	(1)	12/20/14	4,864	(4,259)	605
Lebanon	Citibank NA	200	1.00	(1)	12/20/14	6,486	(5,883)	603
Lebanon	Citibank NA	100	1.00	(1)	12/20/14	3,243	(2,898)	345
Lebanon	Credit Suisse International	300	1.00	(1)	3/20/15	11,724	(9,016)	2,708
Lebanon	Credit Suisse International	100	1.00	(1)	3/20/15	3,908	(3,023)	885
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	65,062	(49,117)	15,945
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	54,652	(43,247)	11,405
Lebanon	Credit Suisse International	350	1.00	(1)	12/20/15	22,772	(17,153)	5,619
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	3,907	(2,790)	1,117
Lebanon	Deutsche Bank	1,140	1.00	(1)	12/20/15	74,170	(58,144)	16,026
Lebanon	Deutsche Bank	865	1.00	(1)	12/20/15	56,279	(44,300)	11,979
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	170,519	(173,903)	(3,384)
Mexico	Bank of America	300	1.00	(1)	6/20/22	7,722	(18,223)	(10,501)
Mexico	Bank of America	680	1.00	(1)	6/20/22	17,504	(46,932)	(29,428)
Mexico	Deutsche Bank	300	1.00	(1)	6/20/22	7,723	(18,447)	(10,724)
Mexico	Deutsche Bank	350	1.00	(1)	6/20/22	9,010	(23,897)	(14,887)
Mexico	Deutsche Bank	480	1.00	(1)	6/20/22	12,355	(35,421)	(23,066)
Mexico	Deutsche Bank	700	1.00	(1)	6/20/22	18,019	(44,730)	(26,711)
Mexico	Goldman Sachs International	400	1.00	(1)	6/20/22	10,297	(24,598)	(14,301)
Mexico	Goldman Sachs International	500	1.00	(1)	6/20/22	12,871	(37,081)	(24,210)
Philippines	Bank of America	700	1.00	(1)	12/20/15	(9,931)	(8,751)	(18,682)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,043)	—	(3,043)
Philippines	Barclays Bank PLC	142	1.00	(1)	3/20/15	(2,033)	(1,757)	(3,790)
Philippines	Citibank NA	200	1.84		12/20/14	(6,047)	—	(6,047)
Philippines	Deutsche Bank	150	1.00	(1)	3/20/15	(2,148)	(2,016)	(4,164)
Philippines	HSBC Bank USA	600	1.00	(1)	9/20/15	(8,537)	(8,181)	(16,718)
Philippines	JPMorgan Chase Bank	142	1.00	(1)	3/20/15	(2,033)	(1,757)	(3,790)
Philippines	Standard Chartered Bank	4,900	1.00	(1)	3/20/16	(69,313)	(53,554)	(122,867)
Russia	Bank of America	1,210	1.00	(1)	9/20/17	18,461	(42,040)	(23,579)
Russia	Bank of America	2,220	1.00	(1)	9/20/17	33,870	(109,342)	(75,472)
Russia	Barclays Bank PLC	800	1.00	(1)	9/20/17	12,205	(42,002)	(29,797)
Russia	Citibank NA	730	1.00	(1)	9/20/17	11,138	(23,530)	(12,392)
Russia	Credit Suisse International	1,330	1.00	(1)	9/20/17	20,292	(66,047)	(45,755)
Russia	JPMorgan Chase Bank	900	1.00	(1)	9/20/17	13,731	(29,019)	(15,288)
Russia	JPMorgan Chase Bank	420	1.00	(1)	9/20/17	6,408	(13,716)	(7,308)
Russia	Morgan Stanley & Co. International PLC	480	1.00	(1)	9/20/17	7,323	(15,879)	(8,556)
South Africa	Bank of America	300	1.00	(1)	12/20/19	18,677	(9,578)	9,099
South Africa	Bank of America	775	1.00	(1)	12/20/20	60,131	(23,536)	36,595

23

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$525	1.00	%(1)	12/20/20	$40,734	$(17,488)	$23,246
South Africa	Bank of America	3,040	1.00	(1)	9/20/22	310,161	(207,485)	102,676
South Africa	Bank of America	920	1.00	(1)	9/20/22	93,864	(69,540)	24,324
South Africa	Bank of America	680	1.00	(1)	9/20/22	69,378	(49,075)	20,303
South Africa	Bank of America	2,600	1.00	(1)	9/20/22	265,269	(247,268)	18,001
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	18,677	(11,072)	7,605
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	6,601	(2,849)	3,752
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	58,192	(24,052)	34,140
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	43,838	(17,095)	26,743
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/22	43,973	(37,747)	6,226
South Africa	Barclays Bank PLC	500	1.00	(1)	9/20/22	51,013	(40,828)	10,185
South Africa	BNP Paribas SA	1,140	1.00	(1)	9/20/22	116,310	(94,144)	22,166
South Africa	BNP Paribas SA	500	1.00	(1)	9/20/22	51,013	(41,949)	9,064
South Africa	Citibank NA	150	1.00	(1)	12/20/19	9,339	(6,294)	3,045
South Africa	Citibank NA	100	1.00	(1)	3/20/20	6,601	(4,447)	2,154
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	6,602	(3,125)	3,477
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	6,602	(3,802)	2,800
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	60,131	(25,023)	35,108
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	61,295	(26,805)	34,490
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	65,174	(35,030)	30,144
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/22	132,635	(128,378)	4,257
South Africa	Deutsche Bank	500	1.00	(1)	9/20/20	36,915	(21,704)	15,211
South Africa	Deutsche Bank	610	1.00	(1)	12/20/20	47,329	(19,234)	28,095
South Africa	Deutsche Bank	2,000	1.00	(1)	9/20/22	204,053	(189,034)	15,019
South Africa	Deutsche Bank	810	1.00	(1)	9/20/22	82,641	(76,888)	5,753
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	63,235	(26,218)	37,017
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	63,623	(26,806)	36,817
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/22	52,033	(46,916)	5,117
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	6,225	(4,375)	1,850
South Africa	JPMorgan Chase Bank	100	1.00	(1)	12/20/19	6,226	(5,251)	975
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,601	(3,070)	3,531
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,602	(3,180)	3,422
South Africa	JPMorgan Chase Bank	100	1.00	(1)	3/20/20	6,601	(4,394)	2,207
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/22	510,133	(373,354)	136,779
South Africa	Nomura International PLC	400	1.00	(1)	9/20/22	40,811	(32,406)	8,405
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	20,149	(12,440)	7,709
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	86,860	(56,172)	30,688
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	85,619	(56,411)	29,208
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	37,225	(24,161)	13,064
Spain	Citibank NA	300	1.00	(1)	3/20/20	34,045	(5,865)	28,180
Spain	Citibank NA	300	1.00	(1)	3/20/20	34,044	(12,077)	21,967
Spain	Deutsche Bank	300	1.00	(1)	3/20/20	34,044	(5,538)	28,506

24

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Deutsche Bank		$300	1.00	%(1)	3/20/20	$34,044	$(12,077)	$21,967
Spain	Deutsche Bank		550	1.00	(1)	6/20/20	64,410	(28,762)	35,648
Spain	Deutsche Bank		3,265	1.00	(1)	12/20/20	405,139	(228,920)	176,219
Spain	Deutsche Bank		670	1.00	(1)	12/20/20	83,137	(54,776)	28,361
Spain	Goldman Sachs International		193	1.00	(1)	9/20/20	23,286	(14,683)	8,603
Thailand	Barclays Bank PLC		400	0.97		9/20/19	4,760	—	4,760
Thailand	Citibank NA		400	0.86		12/20/14	(4,299)	—	(4,299)
Thailand	Citibank NA		200	0.95		9/20/19	2,634	—	2,634
Thailand	Goldman Sachs International		1,500	1.00	(1)	3/20/16	(22,461)	(7,831)	(30,292)
Thailand	JPMorgan Chase Bank		200	0.87		12/20/14	(2,190)	—	(2,190)
Tunisia	Barclays Bank PLC		350	1.00	(1)	9/20/17	33,050	(29,806)	3,244
Tunisia	Citibank NA		400	1.00	(1)	9/20/17	37,772	(35,698)	2,074
Tunisia	Deutsche Bank		600	1.00	(1)	6/20/17	53,188	(41,633)	11,555
Tunisia	Deutsche Bank		460	1.00	(1)	6/20/17	40,778	(33,692)	7,086
Tunisia	Goldman Sachs International		400	1.00	(1)	9/20/17	37,772	(30,069)	7,703
Tunisia	Goldman Sachs International		320	1.00	(1)	9/20/17	30,217	(25,319)	4,898
Tunisia	Goldman Sachs International		300	1.00	(1)	9/20/17	28,329	(24,970)	3,359
Tunisia	JPMorgan Chase Bank		410	1.00	(1)	9/20/17	38,715	(35,800)	2,915
Tunisia	Nomura International PLC		500	1.00	(1)	12/20/17	50,021	(49,970)	51
Uruguay	Citibank NA		100	1.00	(1)	6/20/20	3,611	(5,634)	(2,023)
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	3,611	(5,502)	(1,891)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	920	1.00	(1)	12/20/17	24,339	(47,214)	(22,875)
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	1,590	5.00	(1)	12/20/17	(257,760)	158,558	(99,202)

							$5,825,944	$(5,412,434)	$413,510

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $50,806,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

25

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Sales

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 2,350,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $290,020 (Notional Amount) plus Notional Amount at termination date	12/5/13	$407

				$407

GTQ	-	Guatemalan Quetzal

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	1,806,700	$1,163,340
Options written		—	$—

Outstanding, end of period	INR	1,806,700	$1,163,340

INR	-	Indian Rupee

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$107,835	$—
Commodity	Put Options Purchased	206,670	—

		$314,505	$—

Credit	Credit Default Swaps	$6,570,750	$(1,908,628)

		$6,570,750	$(1,908,628)

Equity Price	Futures Contracts*	$52,028	$(45,663)

		$52,028	$(45,663)

26

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$988,639	$—
Foreign Exchange	Currency Options Written	—	(574,686)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,350,948	(7,589,948)
Foreign Exchange	Total Return Swaps	407	—

		$5,339,994	$(8,164,634)

Interest Rate	Futures Contracts*	$407,677	$—
Interest Rate	Interest Rate Swaps	12,798,933	(777,921)

		$13,206,610	$(777,921

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$796,852,689

Gross unrealized appreciation	$31,453,858
Gross unrealized depreciation	(26,421,589)

Net unrealized appreciation	$5,032,269

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Foreign Government Bonds	$—	$632,429,613		$—	$632,429,613
Common Stocks	—	3,447,699	*	—	3,447,699
Precious Metals	8,031,515	—		—	8,031,515
Currency Call Options Purchased	—	986,702		—	986,702
Currency Put Options Purchased	—	1,937		—	1,937
Put Options Purchased	206,670	—		—	206,670
Short-Term Investments -
Foreign Government Securities	—	83,735,568		—	83,735,568
U.S. Treasury Obligations	—	17,903,911		—	17,903,911
Repurchase Agreements	—	31,961,563		—	31,961,563
Other	—	23,179,780		—	23,179,780
Total Investments	$8,238,185	$793,646,773		$—	$801,884,958

27

Asset Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$4,350,948	$—	$4,350,948
Swap Contracts	—	19,370,090	—	19,370,090
Futures Contracts	567,540	—	—	567,540
Total	$8,805,725	$817,367,811	$—	$826,173,536

Liability Description
Currency Call Options Written	$—	$(565,827)	$—	$(565,827)
Currency Put Options Written	—	(8,859)	—	(8,859)
Securities Sold Short	—	(33,649,208)	—	(33,649,208)
Forward Foreign Currency Exchange Contracts	—	(7,589,948)	—	(7,589,948)
Swap Contracts	—	(2,686,549)	—	(2,686,549)
Futures Contracts	(45,663)		—	(45,663)
Total	$(45,663)	$(44,500,391)	$—	$(44,546,054)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

28

Eaton Vance

Floating-Rate Advantage Fund

January 31, 2013 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $3,717,023,965 and the Fund owned 97.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 115.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.1%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,713	$14,924,626
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	3,020	3,084,128
Term Loan, 6.25%, Maturing November 2, 2018	1,369	1,398,138
DigitalGlobe, Inc.
Term Loan, Maturing January 24, 2020(2)	1,275	1,292,000
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	1,327	1,343,261
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	5,172	4,086,097
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	13,125	13,343,755
Silver II US Holdings, LLC
Term Loan, 5.00%, Maturing December 13, 2019	16,200	16,398,450
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	2,145	2,154,840
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	3,301	3,342,688
Term Loan, 4.00%, Maturing February 14, 2017	16,164	16,338,145
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	1,684	1,695,019

		$79,401,147

Air Transport — 0.2%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)	2,369	$2,244,355
Orbitz Worldwide Inc.
Term Loan, 3.20%, Maturing July 25, 2014	4,189	4,154,880

		$6,399,235

Automotive — 5.6%
Allison Transmission, Inc.
Term Loan, 2.71%, Maturing August 7, 2014	3,529	$3,545,681
Term Loan, 4.25%, Maturing August 23, 2019	22,354	22,668,718
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,210	1,226,321
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	41,819	42,796,089
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	1,504	1,519,728
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	14,458	13,762,115
Term Loan, 2.14%, Maturing December 28, 2015	8,280	7,881,411
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	34,075	34,573,824
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018	12,300	12,553,687

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Metaldyne Company LLC
Term Loan, 6.00%, Maturing December 18, 2018		14,500	$14,735,625
Term Loan, 6.50%, Maturing December 18, 2018	EUR	2,500	3,402,989
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,391	2,421,381
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		9,230	9,322,201
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,060	3,109,176
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		16,420	16,604,886
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		3,716	3,724,977
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		953	962,568
Veyance Technologies, Inc.
Term Loan, 2.46%, Maturing July 31, 2014		1,054	1,047,488
Term Loan, 2.46%, Maturing July 31, 2014		7,359	7,313,131
Term Loan, 5.50%, Maturing July 31, 2014		2,878	2,871,054
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015		10,500	10,335,937

			$216,378,987

Brokers, Dealers and Investment Houses — 0.1%
Clipper Acquisitions Corp.
Term Loan, Maturing December 20, 2019(2)		3,250	$3,294,688

			$3,294,688

Building and Development — 0.9%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		4,680	$4,734,644
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016		6,393	5,817,579
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		7,644	7,682,280
Realogy Corporation
Term Loan, 3.23%, Maturing October 10, 2013		126	121,829
Term Loan, 4.46%, Maturing October 10, 2016		4,637	4,674,829
Term Loan, 4.46%, Maturing October 10, 2016		303	305,491
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019		1,241	1,249,736
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		4,815	4,742,592
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.21%, Maturing January 8, 2014		4,925	4,975,235

			$34,304,215

Business Equipment and Services — 9.9%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		944	$956,924
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		19,700	19,995,891
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		15,007	15,179,824
Affinion Group, Inc.
Term Loan, 6.50%, Maturing July 16, 2015		11,792	11,308,297
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		2,872	2,898,637

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	1,510	$1,505,571
Term Loan, 2.95%, Maturing February 21, 2015	1,390	1,334,282
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019	3,775	3,845,781
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	5,112	5,105,797
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	4,475	4,497,370
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.75%, Maturing October 16, 2016	705	713,054
Term Loan, 6.25%, Maturing October 16, 2018	2,936	2,938,635
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	13,540	13,742,780
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,812	2,840,328
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014	982	985,426
ClientLogic Corporation
Term Loan, 7.06%, Maturing January 30, 2017	3,293	3,222,871
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	2,050	2,066,656
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	1,970	1,987,301
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	1,767	1,784,104
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016	4,959	4,132,823
Term Loan, 8.25%, Maturing March 29, 2018	10,018	8,711,454
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019	12,125	12,246,250
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020	2,350	2,355,875
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	9,098	9,196,148
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019	1,696	1,715,887
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	1,638	1,655,025
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	15,885	16,123,485
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	9,660	9,713,540
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019	3,600	3,645,000
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	9,159	9,231,664
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	11,636	11,802,807
Kronos Incorporated
Term Loan, 5.50%, Maturing October 25, 2019	22,870	23,117,751
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	6,675	6,797,373
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	6,848	6,827,531
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	3,628	3,627,922

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mitchell International, Inc.
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,000	$993,333
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018		4,752	4,811,064
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019		2,425	2,443,566
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		2,244	2,273,132
Term Loan, 4.50%, Maturing June 8, 2018		33,689	34,165,925
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		8,404	8,508,987
Sabre, Inc.
Term Loan, 2.20%, Maturing September 30, 2014		4,138	4,147,574
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,916	1,926,253
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,397	1,408,719
SunGard Data Systems, Inc.
Term Loan, 3.86%, Maturing February 26, 2016		24,078	24,352,900
Term Loan, 3.96%, Maturing February 28, 2017		10,961	11,082,191
Term Loan, 4.50%, Maturing January 31, 2020		3,300	3,359,813
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		911	916,250
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		12,636	12,831,055
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,750	5,843,437
Travelport LLC
Term Loan, 4.88%, Maturing August 21, 2015	EUR	740	954,044
Term Loan, 5.06%, Maturing August 21, 2015		5,549	5,458,358
Term Loan, 5.06%, Maturing August 21, 2015		7,292	7,173,170
Term Loan, 5.06%, Maturing August 21, 2015		2,922	2,874,893
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		348	351,300
Term Loan, 6.00%, Maturing July 28, 2017		2,272	2,294,770
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		1,799	1,830,174
Term Loan, 5.50%, Maturing July 15, 2016		5,119	5,200,320
Term Loan, 5.75%, Maturing June 29, 2018		4,552	4,626,097

			$377,637,389

Cable and Satellite Television — 3.4%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		3,541	$3,594,242
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,720	2,748,041
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		1,042	1,052,546
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		25,408	25,675,699
Charter Communications Operating, LLC
Term Loan, 3.46%, Maturing September 6, 2016		1,779	1,800,319
Term Loan, 4.00%, Maturing May 15, 2019		10,942	11,116,022
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,375	1,388,792

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CSC Holdings, Inc.
Term Loan, 1.95%, Maturing March 29, 2016		7,007	$7,059,795
Kabel Deutschland GmbH
Term Loan, 4.25%, Maturing February 1, 2019		6,698	6,719,833
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	6,967	9,264,349
Term Loan, 3.00%, Maturing March 4, 2016	EUR	6,967	9,264,349
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		1,847	1,853,014
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,291	3,320,790
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		5,665	5,689,537
Term Loan, 4.50%, Maturing October 23, 2017		2,854	2,868,590
UPC Broadband Holding B.V.
Term Loan, 3.86%, Maturing December 31, 2016	EUR	7,221	9,857,405
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		453	457,191
Term Loan, 3.71%, Maturing December 29, 2017		14,592	14,738,055
Term Loan, 4.00%, Maturing January 29, 2021		4,375	4,405,078
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		2,275	2,311,912
YPSO Holding SA
Term Loan, 4.87%, Maturing June 6, 2016	EUR	586	780,071
Term Loan, 4.87%, Maturing June 6, 2016	EUR	732	973,614
Term Loan, 4.87%, Maturing June 6, 2016	EUR	2,682	3,568,895

			$130,508,139

Chemicals and Plastics — 4.1%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		1,750	$1,774,905
AZ Chemical US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		4,973	5,068,949
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		3,650	3,704,750
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,769	6,887,580
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,116	1,124,096
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,506	1,519,114
Huntsman International, LLC
Term Loan, 2.75%, Maturing April 19, 2017		3,467	3,480,199
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		35,476	36,340,371
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		264	267,061
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		7,265	7,364,919
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		5,132	5,196,083
PQ Corporation
Term Loan, 5.25%, Maturing May 8, 2017		17,800	18,063,298
Schoeller Arca Systems Holding B.V.
Term Loan, 4.69%, Maturing November 16, 2015	EUR	289	274,726

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.69%, Maturing November 16, 2015	EUR	824	$783,294
Term Loan, 4.69%, Maturing November 16, 2015	EUR	887	842,901
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,497	1,513,345
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		3,970	4,024,588
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		1,738	1,757,680
Term Loan, 4.25%, Maturing February 8, 2018		6,372	6,440,577
U.S. Coatings Acquisition Inc.
Term Loan, Maturing February 3, 2020(2)	EUR	4,000	5,487,780
Term Loan, Maturing February 3, 2020(2)		16,725	17,003,705
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		26,630	26,910,558

			$155,830,479

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		3,142	$3,174,941
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,428	1,431,821
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		1,816	1,839,202

			$6,445,964

Conglomerates — 2.3%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		562	$561,862
Term Loan, 7.75%, Maturing September 22, 2014		568	567,879
Term Loan, 8.25%, Maturing September 22, 2014		227	227,225
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018		19,103	19,327,140
RGIS Services, LLC
Term Loan, 4.56%, Maturing October 18, 2016		4,959	4,995,947
Term Loan, 5.50%, Maturing October 18, 2017		6,381	6,484,228
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		4,819	4,859,358
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	2,986,875
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		16,075	16,274,941
Term Loan, 5.00%, Maturing December 17, 2019	CAD	9,857	9,932,181
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		22,215	22,446,830

			$88,664,466

Containers and Glass Products — 1.7%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		17,532	$17,570,077
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		15,875	16,093,281
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		6,221	6,236,172
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		17,337	17,612,873
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		616	627,766

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	7,050	$7,134,755

		$65,274,924

Cosmetics/Toiletries — 0.7%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	14,801	$14,994,883
Huish Detergents, Inc.
Term Loan, 2.21%, Maturing April 25, 2014	11,849	11,670,859
Prestige Brands, Inc.
Term Loan, 5.28%, Maturing January 31, 2019	929	939,240

		$27,604,982

Drugs — 0.8%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,481	$2,513,300
Term Loan, 5.50%, Maturing February 10, 2017	5,870	5,938,914
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	608	613,685
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019	7,332	7,439,312
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	1,870	1,891,696
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,297	2,323,749
Term Loan, 4.25%, Maturing March 15, 2018	6,048	6,118,818
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	4,158	4,206,687

		$31,046,161

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 5.25%, Maturing October 9, 2019	15,575	$15,750,219
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(4)	32	33,379
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019	2,300	2,328,750

		$18,112,348

Electronics/Electrical — 9.3%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	12,357	$12,534,518
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	9,107	9,231,501
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	17,368	17,595,710
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	922	925,985
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	13,352	13,510,188
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	8,875	8,982,237
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	3,023	3,047,994
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	12,417	12,044,707

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	8,405	$8,488,614
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	3,778	3,793,423
Term Loan, 5.50%, Maturing May 31, 2016	7,634	7,665,398
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	10,834	10,875,445
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	1,550	1,565,500
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	1,669	1,522,936
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	43,503	44,199,094
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	9,202	9,368,723
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	7,344	7,408,666
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	11,864	12,056,977
Term Loan, 5.50%, Maturing March 3, 2017	2,740	2,801,115
Term Loan, 5.25%, Maturing March 19, 2019	4,243	4,303,930
Term Loan, 4.75%, Maturing January 11, 2020	16,470	16,711,911
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	11,131	11,200,290
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	21,800	22,042,220
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	2,850	2,939,775
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	738	739,239
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	1,067	1,078,941
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	14,775	14,967,012
Serena Software, Inc.
Term Loan, 4.21%, Maturing March 10, 2016	10,397	10,452,206
Term Loan, 5.00%, Maturing March 10, 2016	900	908,250
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	6,573	6,626,642
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	2,942	2,971,731
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	7,091	7,215,338
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	6,404	6,457,135
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	5,710	5,753,148
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	934	949,463
Term Loan, 5.00%, Maturing June 7, 2019	9,031	9,152,751
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	7,375	7,448,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	2,067	2,081,889
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	10,503	10,644,258

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	7,350	$7,478,625
Term Loan - Second Lien, 9.25%, Maturing April 24, 2020	3,250	3,282,500
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	12,450	12,639,577

		$355,664,312

Equipment Leasing — 0.8%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	8,336	$8,391,417
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,494,500
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	17,400	17,530,500

		$30,416,417

Financial Intermediaries — 4.7%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	7,775	$7,949,937
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	8,088	8,188,722
CB Richard Ellis Services, Inc.
Term Loan, 3.45%, Maturing March 5, 2018	1,748	1,755,865
Term Loan, 3.70%, Maturing September 4, 2019	888	892,625
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	11,678	11,823,592
First Data Corporation
Term Loan, 2.95%, Maturing September 24, 2014	190	190,262
Term Loan, 2.95%, Maturing September 24, 2014	311	311,929
Term Loan, 2.95%, Maturing September 24, 2014	554	555,971
Term Loan, 4.20%, Maturing March 23, 2018	16,755	16,648,668
Term Loan, 5.20%, Maturing September 24, 2018	16,025	16,066,729
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.25%, Maturing December 5, 2013	1,233	1,184,144
Term Loan, 4.25%, Maturing December 5, 2016	2,775	2,788,473
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	4,764	4,812,019
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	4,203	4,234,648
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,141,728
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017	2,069	2,072,825
Term Loan, 4.00%, Maturing March 29, 2019	8,536	8,597,382
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,953	9,087,609
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	1,843	1,861,923
Nuveen Investments, Inc.
Term Loan, 5.77%, Maturing May 12, 2017	20,508	20,716,101
Term Loan, 5.76%, Maturing May 13, 2017	8,579	8,681,293
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,411,157
Term Loan, Maturing May 13, 2017(2)	2,750	2,784,375
Ocwen Financial Corporation
Term Loan, Maturing January 22, 2018(2)	13,275	13,478,280

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016		3,474	$3,137,073
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(4)		23	18,533
Term Loan, 6.96%, Maturing December 10, 2015(4)		713	541,680
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		7,706	7,814,703
Term Loan, 4.00%, Maturing November 9, 2018		6,045	6,126,032
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		1,241	1,245,277
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		9,723	9,837,688

			$178,957,243

Food Products — 4.3%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		13,050	$13,290,616
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		1,574	1,558,725
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019		9,701	9,863,174
Clearwater Seafoods Limited Partnership
Term Loan, 6.78%, Maturing June 6, 2018		4,005	4,024,899
Crossmark Holdings, Inc.
Term Loan, Maturing January 31, 2020(2)		3,000	2,985,000
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		26,284	26,458,712
Dole Food Company Inc.
Term Loan, 5.03%, Maturing July 6, 2018		2,827	2,840,299
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018		4,453	4,474,888
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		3,445	3,462,177
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	5,500	7,558,588
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		9,288	9,380,659
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,711	5,803,335
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		34,309	34,842,833
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		5,235	5,289,661
Term Loan, 4.75%, Maturing October 17, 2018		23,067	23,392,563
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		5,059	5,082,648
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		4,744	4,788,466

			$165,097,243

Food Service — 4.9%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		441	$446,523
Term Loan, 3.40%, Maturing July 26, 2016		918	929,665

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.45%, Maturing July 26, 2016		21,466	$21,727,581
Term Loan, 3.52%, Maturing July 26, 2016		5,581	5,646,088
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		1,771	1,788,268
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(4)		295	294,850
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		11,172	11,311,605
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		3,566	3,597,266
DineEquity, Inc.
Term Loan, 5.25%, Maturing October 19, 2017		5,014	5,045,476
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		28,367	28,641,576
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		8,229	8,356,191
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		4,764	4,823,390
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		20,562	20,861,158
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		3,171	3,220,277
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		855	861,491
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		31,002	31,411,161
Term Loan, Maturing March 31, 2017(2)		2,500	2,523,048
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		13,126	13,297,341
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		23,416	23,771,655

			$188,554,610

Food/Drug Retailers — 3.8%
Alliance Boots Holdings Limited
Term Loan, 3.58%, Maturing July 10, 2017	EUR	1,749	$2,370,743
Term Loan, 3.98%, Maturing July 10, 2017	GBP	36,200	56,623,771
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		25,146	25,397,800
Iceland Foods Group Limited
Term Loan, 5.12%, Maturing April 12, 2019	EUR	2,725	3,754,738
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		1,721	1,759,403
Rite Aid Corporation
Term Loan, 1.96%, Maturing June 4, 2014		23,939	23,939,340
Term Loan, 4.50%, Maturing March 2, 2018		16,455	16,496,459
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		6,619	6,697,744
Term Loan, 6.00%, Maturing April 18, 2018		6,716	6,800,127

			$143,840,125

Forest Products — 0.1%
SIG Euro Holding AG & Co. KG
Term Loan, 5.00%, Maturing September 28, 2018	EUR	2,743	$3,733,929

			$3,733,929

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Health Care — 14.0%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017	1,241	$1,253,031
Term Loan, 4.75%, Maturing June 30, 2017	2,500	2,525,640
Term Loan, 4.75%, Maturing June 30, 2017	15,763	15,926,232
Alkermes, Inc.
Term Loan, 4.50%, Maturing September 18, 2019	4,988	5,059,195
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	8,223	8,171,965
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018	8,550	8,721,000
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019	3,675	3,734,719
ATI Holdings, Inc.
Term Loan, Maturing December 20, 2019(2)	2,375	2,363,125
Biomet Inc.
Term Loan, 4.00%, Maturing July 25, 2017	20,377	20,627,654
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	4,714	4,757,238
Catalent Pharma Solutions Inc.
Term Loan, 4.20%, Maturing September 15, 2016	8,007	8,081,573
Term Loan, 5.25%, Maturing September 15, 2017	3,122	3,165,212
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019	11,407	11,563,520
Community Health Systems, Inc.
Term Loan, 3.81%, Maturing January 25, 2017	24,185	24,435,906
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	3,551	3,606,692
CRC Health Corporation
Term Loan, 4.70%, Maturing November 16, 2015	7,597	7,644,671
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	6,510	6,601,158
Term Loan, 4.00%, Maturing November 1, 2019	21,600	21,873,866
DJO Finance LLC
Term Loan, 5.20%, Maturing November 1, 2016	6,210	6,287,915
Term Loan, 6.25%, Maturing September 15, 2017	9,566	9,685,072
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	9,887	9,516,087
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	2,506	2,549,919
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	18,254	18,363,567
Fresenius US Finance I Inc.
Term Loan, 3.50%, Maturing September 10, 2014	350	351,607
Term Loan, 3.50%, Maturing September 10, 2014	613	615,532
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	20,156	20,316,965
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	3,390	3,423,941
HCA, Inc.
Term Loan, 3.56%, Maturing March 31, 2017	20,311	20,488,896
Term Loan, 3.45%, Maturing May 1, 2018	18,788	18,952,104
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	18,260	18,485,381

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	7,338	$7,448,850
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	16,946	17,126,431
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	6,837	6,785,247
Term Loan, 7.75%, Maturing May 15, 2018	6,989	6,927,495
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	3,300	3,306,188
Term Loan, 5.25%, Maturing June 1, 2018	4,072	4,079,399
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	30,864	31,404,496
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,189	2,235,516
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	2,975	3,004,750
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	2,352	2,351,928
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	3,126	3,149,763
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	2,274	2,290,737
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	13,053	13,142,634
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	4,665	4,688,074
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	8,329	8,405,478
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	6,742	6,781,725
Pharmaceutical Product Development, Inc.
Term Loan, Maturing December 5, 2018(2)	22,100	22,100,000
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	896	902,776
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	8,853	8,966,244
Sage Products, Inc.
Term Loan, 5.25%, Maturing December 13, 2019	2,900	2,936,250
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	11,547	11,715,217
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	2,289	2,326,642
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	8,692	8,704,417
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	7,057	7,189,592
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016	1,521	1,531,799
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019	14,479	14,698,571
Term Loan, 4.25%, Maturing December 11, 2019	14,875	15,109,281
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016	4,692	4,743,089

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
VWR Funding, Inc.
Term Loan, 4.45%, Maturing April 3, 2017		7,061	$7,131,493
Term Loan, 4.62%, Maturing April 3, 2017	EUR	1,231	1,675,016
Term Loan, Maturing April 3, 2017(2)		13,547	13,657,069

			$535,665,550

Home Furnishings — 0.8%
Oreck Corporation
Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(4)		237	$215,476
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		18,700	18,961,015
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	2,243	2,782,467
Tempur-Pedic International Inc.
Term Loan, Maturing December 12, 2019(2)		8,525	8,680,274

			$30,639,232

Industrial Equipment — 2.2%
Alliance Laundry Systems LLC
Term Loan, 5.50%, Maturing December 10, 2018		1,725	$1,757,344
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		5,050	5,119,438
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		1,000	1,021,875
Apex Tool Group, LLC
Term Loan, Maturing January 28, 2020(2)		3,875	3,924,244
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		11,603	11,674,785
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		5,930	6,003,778
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		5,547	5,685,803
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		7,267	7,321,502
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		13,227	13,454,452
Kion Group GMBH
Term Loan, 2.09%, Maturing December 23, 2014(5)	EUR	1,665	2,259,159
Term Loan, 2.19%, Maturing December 23, 2014(5)		1,332	1,333,060
Term Loan, 3.94%, Maturing December 23, 2015(5)		2,835	2,837,060
Term Loan, 2.59%, Maturing December 29, 2015(5)	EUR	3,711	5,035,647
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		372	377,351
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		7,634	7,717,202
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		7,147	7,245,291
Unifrax Corporation
Term Loan, 7.25%, Maturing November 28, 2018		2,481	2,502,926

			$85,270,917

Insurance — 4.1%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		17,725	$17,924,406
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		8,464	8,541,337
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		12,275	12,643,250

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	2,208	$2,229,015
Term Loan, 5.50%, Maturing December 8, 2016	2,953	2,982,835
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018	38,283	38,775,311
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	4,645	4,792,961
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	6,025	6,126,672
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018	23,446	23,729,602
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	10,625	10,748,962
Cunningham Lindsey Group, Inc.
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	3,000	3,090,000
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing October 29, 2019	6,025	6,137,969
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017	15,967	16,178,554
Term Loan, 6.75%, Maturing December 13, 2017	1,306	1,322,708
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	2,483	2,501,657

		$157,725,239

Leisure Goods/Activities/Movies — 4.2%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019	6,278	$6,413,006
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	4,831	4,888,146
Term Loan, 4.75%, Maturing February 22, 2018	4,559	4,618,088
Bombardier Recreational Products, Inc.
Term Loan, Maturing January 22, 2019(2)	28,900	29,258,678
Bright Horizons Family Solutions, Inc.
Term Loan, Maturing January 16, 2020(2)	6,175	6,240,609
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	6,393	6,478,164
Cinemark USA, Inc.
Term Loan, 3.21%, Maturing December 18, 2019	3,625	3,660,496
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	7,789	7,944,798
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016	1,120	1,132,047
Equinox Fitness Clubs
Term Loan, Maturing November 16, 2019(2)	5,750	5,836,250
Fender Musical Instruments Corporation
Term Loan, 5.50%, Maturing June 9, 2014	1,190	1,186,530
Term Loan, 5.50%, Maturing June 9, 2014	2,354	2,348,100
Kasima, LLC
Term Loan, 4.07%, Maturing March 10, 2015	3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017	4,979	4,997,780
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	10,526	10,626,728
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017	4,224	4,269,316
Regal Cinemas, Inc.
Term Loan, 3.24%, Maturing August 23, 2017	6,147	6,204,027

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(4)		2,625	$2,160,445
Term Loan - Second Lien, 7.21%, Maturing June 21, 2015(4)		2,825	1,504,313
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		18,399	18,581,793
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		4,790	4,866,714
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		8,960	9,061,252
Vue Entertainment Investment Limited
Term Loan, 5.53%, Maturing December 21, 2017	GBP	3,000	4,754,037
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		2,450	2,496,447
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,888	2,873,510
Term Loan, 7.50%, Maturing June 19, 2015		5,954	5,998,943

			$162,234,768

Lodging and Casinos — 2.8%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,581	$2,624,046
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,799	5,857,818
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		4,267	4,351,184
Term Loan, 5.45%, Maturing January 26, 2018		29,112	27,110,130
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	16,725	25,733,100
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		2,383	2,418,301
Las Vegas Sands LLC
Term Loan, 2.76%, Maturing November 23, 2016		1,541	1,551,666
Term Loan, 2.76%, Maturing November 23, 2016		6,102	6,143,332
LodgeNet Entertainment Corporation
Term Loan, 0.00%, Maturing April 4, 2014(3)		867	609,489
MGM Resorts International
Term Loan, 3.31%, Maturing December 20, 2017		11,000	11,056,375
Term Loan, 4.25%, Maturing December 20, 2019		12,000	12,208,752
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		1,546	1,557,083
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		4,491	4,538,780
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		397	402,459

			$106,162,515

Nonferrous Metals/Minerals — 1.5%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		18,889	$19,443,603
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		12,868	12,887,758
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		4,640	4,709,536

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	1,753	$1,777,645
Term Loan, 4.00%, Maturing March 10, 2017	7,702	7,810,636
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016	3,079	3,104,348
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	5,109	4,968,308
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	1,250	1,193,750

		$55,895,584

Oil and Gas — 3.5%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	402	$408,266
Term Loan, 9.00%, Maturing June 23, 2017	5,079	5,205,719
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	5,296	5,397,215
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	19,100	19,306,910
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	9,405	8,242,843
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	8,461	8,617,068
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,160	3,198,760
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	11,011	11,176,076
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019	13,600	13,687,380
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	3,525	3,573,469
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	8,364	8,531,539
Term Loan, 5.00%, Maturing September 25, 2019	677	690,515
Term Loan, 5.00%, Maturing September 25, 2019	1,108	1,130,499
Tallgrass Operations, LLC
Term Loan, 0.50%, Maturing November 13, 2017(6)	7,500	7,537,500
Term Loan, 5.25%, Maturing November 13, 2018	17,950	18,249,173
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014	63	62,776
Term Loan, 3.21%, Maturing November 14, 2014	16,860	16,860,230
Term Loan, 6.50%, Maturing November 14, 2014	1,411	1,410,456

		$133,286,394

Publishing — 4.5%
Ascend Learning, Inc.
Term Loan, 6.50%, Maturing May 23, 2017	11,449	$11,424,007
Aster Zweite Beteiligungs GmbH
Term Loan, 5.55%, Maturing December 31, 2014	2,251	2,231,503
Term Loan, 5.55%, Maturing December 31, 2014	3,440	3,409,809
Term Loan, 5.55%, Maturing December 31, 2014	3,518	3,497,948
Term Loan, 7.98%, Maturing June 30, 2016	1,296	1,188,834
Black Press US Partnership
Term Loan, 2.31%, Maturing August 2, 2013	380	377,204
Term Loan, 2.31%, Maturing August 2, 2013	626	621,277

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cengage Learning Acquisitions, Inc.
Term Loan, 2.71%, Maturing July 3, 2014		5,868	$4,684,966
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014		2,026	760,343
Term Loan, 2.21%, Maturing August 28, 2014		4,753	1,784,020
Term Loan, 2.46%, Maturing August 28, 2014		4,151	1,557,961
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		31,350	31,769,871
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014		401	292,935
Term Loan, 3.58%, Maturing August 7, 2014		3,849	2,810,106
Interactive Data Corporation
Term Loan, Maturing February 11, 2018(2)		6,975	6,975,000
Term Loan, 4.50%, Maturing February 12, 2018		11,927	11,997,448
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018		2,975	3,017,147
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		30,175	30,376,068
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		478	466,415
Merrill Communications, LLC
Term Loan, 11.25%, Maturing March 28, 2013		5,366	5,381,127
Nelson Education Ltd.
Term Loan, 2.81%, Maturing July 3, 2014		1,433	1,144,479
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		7,198	6,767,758
Nielsen Finance LLC
Term Loan, 3.46%, Maturing May 2, 2016		12,946	13,065,775
Term Loan, 3.96%, Maturing May 2, 2016		3,100	3,128,618
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014		1,747	1,658,383
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(4) (5)		776	331,135
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		884	701,553
Springer Science+Business Media S.A.
Term Loan, 4.12%, Maturing July 21, 2016	EUR	3,000	4,087,660
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		83	79,836
Term Loan, 8.00%, Maturing September 29, 2014		167	160,474
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		15,000	15,150,000

			$170,899,660

Radio and Television — 3.6%
Clear Channel Communications, Inc.
Term Loan, Maturing July 30, 2014(2)		7,000	$6,929,517
Term Loan, 3.85%, Maturing January 29, 2016		10,704	9,317,903
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		25,606	25,829,805
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		4,972	5,027,778
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		11,571	11,773,493
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		5,952	6,064,086

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,016	$2,032,566
ION Media Networks, Inc.
Term Loan, 7.25%, Maturing July 31, 2018		4,350	4,393,500
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		1,535	1,545,050
Local TV Finance, LLC
Term Loan, 4.21%, Maturing May 7, 2015		4,712	4,770,923
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		1,961	1,995,463
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,639	4,720,037
Nine Entertainment Group Limited
Term Loan, Maturing January 17, 2020(2)		3,975	3,970,031
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,912	3,982,784
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,512	2,518,029
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		1,910	1,925,034
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016	EUR	1,010	1,270,103
Term Loan, 4.12%, Maturing January 29, 2016	EUR	1,010	1,270,103
Univision Communications Inc.
Term Loan, 2.20%, Maturing September 29, 2014		2,368	2,374,556
Term Loan, 4.45%, Maturing March 31, 2017		30,148	30,294,689
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,035	5,100,566

			$137,106,016

Retailers (Except Food and Drug) — 4.5%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,543	$15,767,707
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		6,700	6,793,800
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		2,825	2,861,197
Douglas Holding AG
Term Loan, 5.61%, Maturing December 20, 2019	EUR	4,200	5,695,635
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		2,637	2,659,179
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,412	4,444,964
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		3,109	3,161,457
J Crew Group, Inc.
Term Loan, 4.50%, Maturing March 7, 2018		18,969	19,151,340
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		18,967	19,085,919
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 31, 2020		13,625	13,781,469
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,126	3,181,087
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		27,250	27,450,969

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		4,075	$4,115,750
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		2,000	2,040,000
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		12,260	12,321,267
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		3,125	3,166,333
Term Loan, 4.25%, Maturing August 7, 2019		1,047	1,062,594
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		10,753	10,844,346
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,350	3,226,113
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	2,640	3,021,493
Term Loan, 2.92%, Maturing March 8, 2016	EUR	2,640	3,021,493
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	22	22,374
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	154	156,617
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	1,582	1,610,913
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		2,543	2,593,669

			$171,237,685

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		11,995	$12,174,862
Firth Rixson Plc
Term Loan, 5.50%, Maturing June 30, 2017		1,525	1,538,821
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		38,962	39,557,579
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,730	4,796,295
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,250	8,322,187
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,747	1,738,040
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		6,389	6,492,683
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,519	2,550,171

			$77,170,638

Surface Transport — 1.2%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		9,600	$9,702,000
Term Loan, 3.75%, Maturing March 9, 2018		16,408	16,575,517
Term Loan, 3.75%, Maturing March 11, 2018		15,825	15,983,250
Swift Transportation Co., Inc.
Term Loan, 5.00%, Maturing December 21, 2017		4,396	4,455,950

			$46,716,717

Telecommunications — 4.4%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,945	$3,874,241

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,463	$2,487,125
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		11,600	11,708,750
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		8,360	8,448,538
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		49,122	49,858,479
IPC Systems, Inc.
Term Loan, 2.77%, Maturing May 31, 2014	GBP	166	257,998
Macquarie UK Broadcast Limited
Term Loan, 3.00%, Maturing December 1, 2014	GBP	3,482	5,467,625
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		29,679	29,880,894
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,934	1,955,404
NTELOS Inc.
Term Loan, 4.50%, Maturing August 20, 2015		1,995	1,975,050
Term Loan, 5.75%, Maturing November 7, 2019		1,496	1,470,690
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		1,517	1,521,168
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		2,709	2,725,961
Term Loan, 3.75%, Maturing September 27, 2019		1,775	1,792,196
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		12,413	12,547,091
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		26,641	26,948,990
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		3,657	3,691,666
Term Loan, 3.50%, Maturing January 23, 2020		1,750	1,767,500

			$168,379,366

Utilities — 2.2%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		4,972	$5,039,855
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		4,222	4,277,163
Term Loan, 4.50%, Maturing April 2, 2018		11,487	11,631,332
Term Loan, 4.50%, Maturing October 9, 2019		13,067	13,245,566
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019		1,067	1,084,942
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		1,294	1,349,193
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		10,138	10,612,209
Invenergy LLC
Term Loan, Maturing November 22, 2017(2)		1,692	1,729,728
LSP Madison Funding, LLC
Term Loan, 5.83%, Maturing June 28, 2019		6,530	6,594,795
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		8,943	9,058,108
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		2,450	2,499,000

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, Maturing October 10, 2016(2)		3,000	$1,905,000
Term Loan, 4.74%, Maturing October 10, 2017		24,173	15,965,806

			$84,992,697

Total Senior Floating-Rate Interests (identified cost $4,391,141,247)			$4,430,549,981

Corporate Bonds & Notes — 3.8%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(7)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		1,000	$1,055,000

			$1,055,000

Cable and Satellite Television — 0.4%
Nara Cable Funding II Ltd., Sr. Notes
8.50%, 3/1/20(8)	EUR	7,500	$10,050,103
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes
5.50%, 1/15/23(8)		4,000	4,100,000

			$14,150,103

Chemicals and Plastics — 0.8%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$1,980,000
6.625%, 4/15/20(8)		5,000	5,037,500
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)	EUR	3,000	4,317,807
8.375%, 2/15/19(8)		3,800	4,175,250
7.50%, 5/1/20(8)		2,375	2,570,937
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		2,500	2,731,250
Trinseo Materials Operating S.C.A., Sr. Notes
8.75%, 2/1/19(8)		9,850	9,776,125

			$30,588,869

Containers and Glass Products — 0.8%
Reynolds Group Holdings Inc., Sr. Notes
5.75%, 10/15/20		15,875	$16,271,875
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(8)		1,850	1,914,750
4.125%, 1/30/20(8)	EUR	5,000	6,615,885
3.695%, 10/15/20(8)(9)	EUR	3,000	4,103,953

			$28,906,463

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(4)(5)(8)		105	$87,993

			$87,993

22

Security	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.0%(7)
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)	750	$849,375
7.125%, 9/1/18(8)	750	881,250

		$1,730,625

Financial Intermediaries — 0.1%
First Data Corp., Sr. Notes
7.375%, 6/15/19(8)	2,500	$2,643,750
6.75%, 11/1/20(8)	2,575	2,658,687

		$5,302,437

Food Service — 0.0%(7)
Chiquita Brands International, Inc./ Chiquita Brands, LLC, Sr. Notes
7.875%, 2/1/21(8)	1,275	$1,265,744

		$1,265,744

Health Care — 0.5%
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	8,225	$8,677,375
HCA, Inc., Sr. Notes
4.75%, 5/1/23	4,650	4,690,688
inVentiv Health, Inc., Sr. Notes
9.00%, 1/15/18(8)	6,275	6,455,406

		$19,823,469

Home Furnishings — 0.1%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20	2,250	$2,432,813

		$2,432,813

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(8)	3,000	$3,195,000

		$3,195,000

Leisure Goods/Activities/Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	2,250	$2,475,000
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22	4,200	4,504,500

		$6,979,500

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20	5,550	$5,595,094
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(8)	2,500	2,556,250

		$8,151,344

Radio and Television — 0.1%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(8)	1,709	$1,627,822
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(8)	3,400	3,570,000

		$5,197,822

23

Security	Principal Amount* (000’s omitted)	Value
Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	2,000	$2,220,000

		$2,220,000

Utilities — 0.4%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	8,123	$8,854,070
7.875%, 1/15/23(8)	7,087	7,866,570

		$16,720,640

Total Corporate Bonds & Notes (identified cost $141,964,512)		$147,807,822

Common Stocks — 0.6%

Security	Shares	Value
Automotive — 0.0%(7)
Dayco Products, LLC(4)(10)(11)	48,926	$1,467,780

		$1,467,780

Building and Development — 0.0%(7)
United Subcontractors, Inc.(4)(10)(11)	1,737	$72,408

		$72,408

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc.(4)(10)(12)	1,242	$89,710

		$89,710

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(4)(10)(11)	250	$26,996

		$26,996

Food Service — 0.0%(7)
Buffets Restaurants Holdings, Inc.(4)(10)(11)	105,043	$950,639

		$950,639

Home Furnishings — 0.0%(7)
Oreck Corp.(4)(10)(11)	4,230	$73,560
Sanitec Europe Oy B Units(4)(10)(11)	157,585	1,037,750
Sanitec Europe Oy E Units(4)(10)(11)	154,721	0

		$1,111,310

Investment Services — 0.0%
Safelite Realty Corp.(4)(10)(12)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	158,338	$6,122,265

		$6,122,265

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(10)(11)	167,709	$2,043,950
Tropicana Entertainment, Inc.(4)(10)(11)	40,751	636,734

		$2,680,684

24

Security	Shares	Value
Publishing — 0.3%
Ion Media Networks, Inc.(4)(10)(11)	13,247	$8,425,092
MediaNews Group, Inc.(4)(10)(11)	66,239	1,389,692
Source Interlink Companies, Inc.(4)(10)(11)	2,290	0

		$9,814,784

Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc.(10)(11)	466	$1,712,550

		$1,712,550

Total Common Stocks (identified cost $13,482,370)		$24,049,126

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(4)(10)(12)	284	$17,724

Total Preferred Stocks (identified cost $4,970)		$17,724

Warrants — 0.0%(7)

Security	Shares	Value
Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	5	$18,375

Total Warrants (identified cost $8,592)		$18,375

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$44,992	$44,992,094

Total Short-Term Investments (identified cost $44,992,094)		$44,992,094

Total Investments — 121.5% (identified cost $4,591,593,785)		$4,647,435,122

Less Unfunded Loan Commitments — (0.2)%		$(7,500,000)

Net Investments — 121.3% (identified cost $4,584,093,785)		$4,639,935,122

Other Assets, Less Liabilities — (21.3)%		$(816,403,032)

Net Assets — 100.0%		$3,823,532,090

25

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2013, at which time the interest rate will be determined.

(3)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(6)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $101,435,477 or 2.7% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $15,320.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	British Pound Sterling 12,654,914	United States Dollar 20,202,811	Goldman Sachs International	$134,828
2/28/13	British Pound Sterling 15,800,000	United States Dollar 25,085,107	HSBC Bank USA	29,692
2/28/13	Canadian Dollar 9,906,358	United States Dollar 9,879,929	State Street Bank and Trust Co.	(46,398)

26

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	Euro 1,990,000	United States Dollar 2,652,567	Citibank NA	$(49,833)
2/28/13	Euro 15,567,070	United States Dollar 20,086,268	Citibank NA	(1,053,649)
2/28/13	Euro 4,135,500	United States Dollar 5,403,817	Goldman Sachs International	(212,149)
2/28/13	Euro 12,000,000	United States Dollar 16,287,420	State Street Bank and Trust Co.	(8,454)
3/28/13	British Pound Sterling 12,349,646	United States Dollar 19,899,293	Citibank NA	318,328
3/28/13	British Pound Sterling 1,960,000	United States Dollar 3,139,638	Goldman Sachs International	31,962
3/28/13	Euro 34,049,787	United States Dollar 45,042,931	HSBC Bank USA	(1,203,454)
4/30/13	British Pound Sterling 15,945,907	United States Dollar 25,118,471	HSBC Bank USA	(160,339)
4/30/13	Euro 27,978,500	United States Dollar 37,757,545	Deutsche Bank	(248,597)

				$(2,468,063)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$15,000	Receives	3-month USD- LIBOR-BBA	0.98%	6/24/14	$(137,546)
Citibank NA	15,000	Receives	3-month USD- LIBOR-BBA	1.81	6/24/16	(608,605)

						$(746,151)

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

27

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$514,810	$(2,982,873)

		$514,810	$(2,982,873)

Interest rate	Interest rate swaps	$–	$(746,151)

		$–	$(746,151)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,584,341,659

Gross unrealized appreciation	$81,549,577
Gross unrealized depreciation	(25,956,114)

Net unrealized appreciation	$55,593,463

Restricted Securities

At January 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$89,710
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$89,710

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,724

Total Restricted Securities			$4,970	$107,434

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$4,417,950,170	$5,099,811	$4,423,049,981
Corporate Bonds & Notes	—	147,719,829	87,993	147,807,822
Common Stocks	—	9,878,765	14,170,361	24,049,126
Preferred Stocks	—	—	17,724	17,724
Warrants	—	18,375	—	18,375
Short-Term Investments	—	44,992,094	—	44,992,094
Total Investments	$—	$4,620,559,233	$19,375,889	$4,639,935,122
Forward Foreign Currency Exchange Contracts	$—	$514,810	$—	$514,810
Total	$—	$4,621,074,043	$19,375,889	$4,640,449,932

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,982,873)	$—	$(2,982,873)
Interest Rate Swaps	—	(746,151)	—	(746,151)
Total	$—	$(3,729,024)	$—	$(3,729,024)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented.

At January 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

29

Eaton Vance

Floating-Rate & High Income Fund

January 31, 2013 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2013, the Fund owned 10.6% of Floating Rate Portfolio’s outstanding interests and 20.2% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $1,132,834,355)	$1,120,293,605	85.5%

High Income Opportunities Portfolio (identified cost, $181,076,706)	188,050,798	14.3

Total Investments in Affiliated Portfolios (identified cost $1,313,911,061)	$1,308,344,403	99.8%

Other Assets, Less Liabilities	$2,574,348	0.2%

Net Assets	$1,310,918,751	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Floating Rate Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2013 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating-Rate Fund

January 31, 2013 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $8,857,954,944 and the Fund owned 83.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Floating Rate Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 91.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 1.4%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	14,963	$15,177,586
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing October 29, 2018	7,739	7,903,078
Term Loan, 6.25%, Maturing November 2, 2018	3,508	3,582,729
DigitalGlobe, Inc.
Term Loan, Maturing January 24, 2020(2)	3,025	3,065,332
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	6,077	6,153,002
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015	29,302	23,148,454
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	20,500	20,841,673
Silver II US Holdings, LLC
Term Loan, 5.00%, Maturing December 13, 2019	26,275	26,596,869
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,432	11,485,817
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	11,198	11,340,579
Term Loan, 4.00%, Maturing February 14, 2017	12,824	12,962,198
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	9,597	9,657,306

		$151,914,623

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 0.00%, Maturing June 30, 2015(3)	10,924	$10,350,182
Orbitz Worldwide Inc.
Term Loan, 3.20%, Maturing July 25, 2014	18,599	18,447,525

		$28,797,707

Automotive — 4.4%
Allison Transmission, Inc.
Term Loan, 2.71%, Maturing August 7, 2014	13,734	$13,797,060
Term Loan, 4.25%, Maturing August 23, 2019	43,191	43,797,891
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	8,005	8,115,005
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	92,939	95,111,030
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	39,188	37,301,674
Term Loan, 2.14%, Maturing December 28, 2015	22,439	21,359,221
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2015(4)	4,852	4,676,506
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	73,325	74,398,405
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018	26,650	27,199,656

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Metaldyne Company LLC
Term Loan, 6.00%, Maturing December 18, 2018		15,700	$15,955,125
Term Loan, 6.50%, Maturing December 18, 2018	EUR	5,500	7,486,575
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,261	5,327,037
SRAM, LLC
Term Loan, 4.76%, Maturing June 7, 2018		21,468	21,682,578
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		4,000	4,064,900
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016		23,481	23,745,490
TriMas Corporation
Term Loan, 3.75%, Maturing October 10, 2019		9,751	9,774,939
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,393	3,427,120
Veyance Technologies, Inc.
Term Loan, 2.46%, Maturing July 31, 2014		4,300	4,273,484
Term Loan, 2.46%, Maturing July 31, 2014		26,589	26,422,456
Term Loan, 5.50%, Maturing July 31, 2014		3,995	3,984,826
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015		12,000	11,812,500

			$463,713,478

Brokers, Dealers and Investment Houses — 0.1%
Clipper Acquisitions Corp.
Term Loan, Maturing December 20, 2019(2)		7,575	$7,679,156
Ship Luxco 3 S.a.r.l.
Term Loan, Maturing November 30, 2016(2)	GBP	2,500	3,973,676

			$11,652,832

Building and Development — 0.9%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		19,015	$19,236,038
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016		8,489	7,725,218
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		16,185	16,265,802
Realogy Corporation
Term Loan, 3.23%, Maturing October 10, 2013		2,250	2,182,169
Term Loan, 4.46%, Maturing October 10, 2016		9,207	9,282,276
Term Loan, 4.46%, Maturing October 10, 2016		602	606,579
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019		6,972	7,023,517
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		19,259	18,970,370
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.21%, Maturing January 8, 2014		13,475	13,612,445

			$94,904,414

Business Equipment and Services — 8.0%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		3,500	$3,547,960
Acosta, Inc.
Term Loan, 5.00%, Maturing March 2, 2018		32,615	33,104,327
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		35,133	35,537,430
Affinion Group, Inc.
Term Loan, 6.50%, Maturing July 16, 2015		40,837	39,160,858

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		16,657	$16,812,958
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,663,088
Term Loan, 2.95%, Maturing February 21, 2015		14,944	14,346,006
Altisource Solutions S.a.r.l.
Term Loan, 5.75%, Maturing November 27, 2019		9,450	9,627,188
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		12,569	12,552,789
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		5,893	5,922,345
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.75%, Maturing October 16, 2016		1,815	1,836,357
Term Loan, 6.25%, Maturing October 16, 2018		7,562	7,567,992
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		11,499	11,671,337
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		16,037	16,196,988
Catalina Marketing Corporation
Term Loan, 2.95%, Maturing October 1, 2014		5,812	5,831,926
ClientLogic Corporation
Term Loan, 6.87%, Maturing January 30, 2017	EUR	569	703,598
Term Loan, 7.06%, Maturing January 30, 2017		9,682	9,476,600
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		5,650	5,695,906
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		5,362	5,408,476
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		9,163	9,251,682
Education Management LLC
Term Loan, 4.31%, Maturing June 1, 2016		1,156	962,950
Term Loan, 8.25%, Maturing March 29, 2018		24,400	21,217,996
EIG Investors Corp.
Term Loan, 6.25%, Maturing November 8, 2019		23,150	23,381,500
Term Loan - Second Lien, 10.25%, Maturing May 8, 2020		5,725	5,739,313
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018		23,931	24,189,867
Garda World Security Corp.
Term Loan, 4.50%, Maturing November 13, 2019		4,214	4,264,484
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		7,345	7,422,535
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		25,785	26,172,156
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		20,445	20,557,419
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 31, 2019		8,850	8,960,625
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		23,003	23,185,019
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		22,950	23,279,755
Kronos Incorporated
Term Loan, 5.50%, Maturing October 25, 2019		37,375	37,779,883
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		13,275	13,518,371

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		19,765	$19,707,520
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		11,575	11,574,973
Mitchell International, Inc.
Term Loan, 2.31%, Maturing March 28, 2014		1,851	1,847,344
Term Loan - Second Lien, 5.56%, Maturing March 30, 2015		1,500	1,490,000
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 23, 2018		13,890	14,063,801
National CineMedia, LLC
Term Loan, 3.46%, Maturing November 23, 2019		5,658	5,701,074
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		3,940	3,990,610
Term Loan, 4.50%, Maturing June 8, 2018		61,865	62,741,631
Renaissance Learning, Inc.
Term Loan, 5.75%, Maturing November 13, 2018		13,591	13,760,824
Sabre, Inc.
Term Loan, 2.20%, Maturing September 30, 2014		9,730	9,753,579
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,954	1,964,669
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		11,325	11,424,068
SunGard Data Systems, Inc.
Term Loan, 3.86%, Maturing February 26, 2016		35,647	36,053,653
Term Loan, 3.96%, Maturing February 28, 2017		24,027	24,292,235
Term Loan, 4.50%, Maturing January 31, 2020		7,975	8,119,547
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,885	5,918,480
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		29,888	30,348,977
Transfirst Holdings, Inc.
Term Loan, 6.25%, Maturing December 27, 2017		5,500	5,589,375
Travelport LLC
Term Loan, 3.06%, Maturing August 23, 2013		154	147,530
Term Loan, 4.88%, Maturing August 21, 2015	EUR	1,481	1,908,089
Term Loan, 5.06%, Maturing August 21, 2015		10,699	10,525,629
Term Loan, 5.06%, Maturing August 21, 2015		19,942	19,617,753
Term Loan, 5.06%, Maturing August 21, 2015		7,978	7,848,149
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,606	1,621,698
Term Loan, 6.00%, Maturing July 28, 2017		8,203	8,285,443
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		6,476	6,587,442
Term Loan, 5.50%, Maturing July 15, 2016		17,991	18,275,857
Term Loan, 5.75%, Maturing June 29, 2018		12,438	12,639,609

			$845,347,243

Cable and Satellite Television — 3.4%
Atlantic Broadband Finance, LLC
Term Loan, 4.50%, Maturing November 29, 2019		11,727	$11,902,778
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,782	4,832,367
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		4,714	4,761,519

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		50,925	$51,461,773
Charter Communications Operating, LLC
Term Loan, 3.46%, Maturing September 6, 2016		18,942	19,164,800
Term Loan, 4.00%, Maturing May 15, 2019		10,942	11,116,022
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,030	9,120,562
CSC Holdings, Inc.
Term Loan, 1.95%, Maturing March 29, 2016		23,048	23,221,160
Kabel Deutschland GmbH
Term Loan, 4.25%, Maturing February 1, 2019		18,075	18,135,244
Lavena Holdings 4 GmbH
Term Loan, 2.62%, Maturing March 6, 2015	EUR	17,822	23,699,833
Term Loan, 3.00%, Maturing March 4, 2016	EUR	17,822	23,699,833
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		7,400	7,423,043
Term Loan, 1.93%, Maturing January 30, 2015		7,520	7,543,500
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,018	10,109,961
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		18,697	18,778,649
Term Loan, 4.50%, Maturing October 23, 2017		10,248	10,299,739
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.69%, Maturing July 1, 2016	EUR	3,546	4,777,751
UPC Broadband Holding B.V.
Term Loan, 3.86%, Maturing December 31, 2016	EUR	37,765	51,551,722
Term Loan, 4.11%, Maturing December 29, 2017	EUR	2,000	2,733,060
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		5,061	5,111,779
Term Loan, 3.71%, Maturing December 29, 2017		11,793	11,910,921
Term Loan, 4.00%, Maturing January 29, 2021		9,250	9,313,594
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		5,475	5,563,832
YPSO Holding SA
Term Loan, 4.87%, Maturing June 6, 2016	EUR	3,336	4,438,962
Term Loan, 4.87%, Maturing June 6, 2016	EUR	5,763	7,668,003

			$358,340,407

Chemicals and Plastics — 3.0%
AZ Chemical US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		14,652	$14,933,959
Celanese U.S. Holdings LLC
Term Loan, 2.86%, Maturing October 31, 2016	EUR	666	908,533
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		10,975	11,139,625
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		8,933	9,088,944
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		3,852	3,881,313
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		7,902	7,971,622
Term Loan, 6.25%, Maturing August 2, 2017	EUR	242	333,284
Huntsman International, LLC
Term Loan, 2.48%, Maturing June 30, 2016		2,285	2,296,572
Term Loan, 2.75%, Maturing April 19, 2017		12,358	12,403,918

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
Term Loan, 6.75%, Maturing May 4, 2018	EUR	1,815	$2,513,443
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		50,173	51,395,727
Momentive Performance Materials Inc.
Term Loan, 2.40%, Maturing December 4, 2013		4,700	4,676,500
Momentive Specialty Chemicals Inc.
Term Loan, 2.48%, Maturing May 3, 2013		12,237	12,184,224
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,161	1,173,563
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		9,986	10,123,477
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		10,498	10,628,943
PQ Corporation
Term Loan, 5.25%, Maturing May 8, 2017		28,925	29,352,859
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,580	6,650,190
Taminco NV
Term Loan, 4.25%, Maturing February 15, 2019		4,516	4,577,968
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		2,932	2,965,411
Term Loan, 4.25%, Maturing February 8, 2018		10,750	10,866,003
U.S. Coatings Acquisition Inc.
Term Loan, Maturing February 3, 2020(2)	EUR	4,000	5,487,780
Term Loan, Maturing February 3, 2020(2)		37,200	37,819,901
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		62,992	63,656,385

			$317,030,144

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		1,862	$1,881,447
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		3,891	3,900,477
Wolverine Worldwide, Inc.
Term Loan, 4.00%, Maturing July 31, 2019		4,937	4,998,301

			$10,780,225

Conglomerates — 1.6%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		1,019	$1,018,839
Term Loan, 7.75%, Maturing September 22, 2014		2,543	2,543,109
Term Loan, 8.25%, Maturing September 22, 2014		412	412,032
Rexnord LLC
Term Loan, 4.50%, Maturing April 2, 2018		33,079	33,467,648
RGIS Services, LLC
Term Loan, 4.56%, Maturing October 18, 2016		18,805	18,945,841
Term Loan, 5.50%, Maturing October 18, 2017		16,180	16,443,166
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		8,404	8,473,631
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,231,406
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019		37,650	38,118,291
Term Loan, 5.00%, Maturing December 17, 2019	CAD	10,350	10,428,791

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018		39,409	$39,819,780

			$173,902,534

Containers and Glass Products — 1.1%
Berry Plastics Holding Corporation
Term Loan, 2.20%, Maturing April 3, 2015		24,102	$24,153,459
BWAY Corporation
Term Loan, 4.50%, Maturing August 7, 2017		30,625	31,046,094
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,385	3,393,957
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 28, 2018		53,341	54,191,466
Sealed Air Corporation
Term Loan, 4.00%, Maturing October 3, 2018		1,034	1,054,648
Term Loan, 4.50%, Maturing October 3, 2018	EUR	738	1,021,396
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,073	7,158,587

			$122,019,607

Cosmetics/Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		34,974	$35,433,287
Huish Detergents, Inc.
Term Loan, 2.21%, Maturing April 25, 2014		26,938	26,534,385
Prestige Brands, Inc.
Term Loan, 5.28%, Maturing January 31, 2019		4,187	4,235,441

			$66,203,113

Drugs — 0.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		3,972	$4,023,800
Term Loan, 5.50%, Maturing February 10, 2017		20,709	20,951,046
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019		12,893	13,082,055
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		259	262,119
Term Loan, 4.25%, Maturing March 15, 2018		4,099	4,147,301
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		5,036	5,094,525
Term Loan, 4.25%, Maturing March 15, 2018		13,260	13,414,728
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		9,116	9,222,625

			$70,198,199

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 5.25%, Maturing October 9, 2019		24,950	$25,230,687
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)		65	66,758
Progressive Waste Solutions Ltd.
Term Loan, 3.50%, Maturing October 24, 2019		5,875	5,948,438

			$31,245,883

Electronics/Electrical — 7.0%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018		11,656	$11,823,607

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016	23,637	$23,961,872
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	35,134	35,594,983
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	6,158	6,185,369
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	34,054	34,457,935
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 4, 2018	14,700	14,877,620
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,116	10,116,279
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	11,882	11,978,312
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	23,039	22,347,566
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	33,418	33,751,786
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	13,047	13,099,720
Term Loan, 5.50%, Maturing May 31, 2016	13,925	13,981,635
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	40,483	40,639,365
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	3,900	3,939,000
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	7,049	6,431,992
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	84,654	86,008,783
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016	1,775	1,802,349
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	14,259	14,517,890
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	17,972	18,129,395
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	15,966	16,225,614
Term Loan, 5.50%, Maturing March 3, 2017	17,207	17,588,981
Term Loan, 5.25%, Maturing March 19, 2019	19,106	19,380,268
Term Loan, 4.75%, Maturing January 11, 2020	22,475	22,805,113
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	12,953	13,033,444
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	40,825	41,278,607
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	7,350	7,581,525
SafeNet Inc.
Term Loan, 2.70%, Maturing April 12, 2014	2,768	2,771,691
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	2,804	2,835,355
Sensata Technologies Finance Company, LLC
Term Loan, 3.75%, Maturing May 11, 2018	38,410	38,910,446
Serena Software, Inc.
Term Loan, 4.21%, Maturing March 10, 2016	3,010	3,025,932
Term Loan, 5.00%, Maturing March 10, 2016	3,975	4,011,439

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	14,399	$14,516,441
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	7,184	7,255,976
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	8,486	8,634,864
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	15,896	16,026,743
Spansion LLC
Term Loan, 5.25%, Maturing December 11, 2018	10,651	10,731,360
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	17,375	17,548,750
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,370	4,401,092
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	13,900	14,087,090
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 24, 2019	20,925	21,291,188
Web.com Group, Inc.
Term Loan, 5.50%, Maturing October 27, 2017	32,204	32,694,204

		$740,281,581

Equipment Leasing — 0.6%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	9,865	$9,930,269
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	15,050	15,200,500
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	40,325	40,627,437

		$65,758,206

Financial Intermediaries — 3.8%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	11,425	$11,682,063
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	10,105	10,231,184
CB Richard Ellis Services, Inc.
Term Loan, 3.45%, Maturing March 5, 2018	7,915	7,952,285
Term Loan, 3.70%, Maturing September 4, 2019	545	548,165
Citco Funding LLC
Term Loan, 5.50%, Maturing June 29, 2018	22,251	22,529,214
First Data Corporation
Term Loan, 2.95%, Maturing September 24, 2014	754	756,026
Term Loan, 2.95%, Maturing September 24, 2014	817	819,572
Term Loan, 2.95%, Maturing September 24, 2014	879	881,953
Term Loan, 5.20%, Maturing March 24, 2017	2,000	2,005,938
Term Loan, 4.20%, Maturing March 23, 2018	35,843	35,615,702
Term Loan, 5.20%, Maturing September 24, 2018	28,353	28,427,241
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	11,550	11,607,710
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	5,583	5,638,325
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	13,018	13,115,311
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,570	20,956,011

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LPL Holdings, Inc.
Term Loan, 2.70%, Maturing March 29, 2017		4,283	$4,290,265
Term Loan, 4.00%, Maturing March 29, 2019		33,199	33,439,819
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017		12,682	12,872,240
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018		5,805	5,863,527
Nuveen Investments, Inc.
Term Loan, 5.77%, Maturing May 12, 2017		35,459	35,819,104
Term Loan, 5.76%, Maturing May 13, 2017		28,556	28,895,088
Term Loan, 7.25%, Maturing May 13, 2017		6,250	6,299,806
Term Loan, Maturing May 13, 2017(2)		2,500	2,531,250
Ocwen Financial Corporation
Term Loan, Maturing January 22, 2018(2)		27,100	27,514,982
Oz Management LP
Term Loan, 1.70%, Maturing November 15, 2016		15,605	14,093,237
RJO Holdings Corp.
Term Loan, 6.21%, Maturing December 10, 2015(5)		63	51,347
Term Loan, 6.96%, Maturing December 10, 2015(5)		1,975	1,500,721
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018		29,301	29,715,781
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019		5,445	5,464,989
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017		17,085	17,285,749

			$398,404,605

Food Products — 3.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		16,250	$16,549,618
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,066	9,965,200
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019		19,406	19,731,419
Clearwater Seafoods Limited Partnership
Term Loan, 6.78%, Maturing June 6, 2018		11,293	11,349,716
Crossmark Holdings, Inc.
Term Loan, Maturing January 31, 2020(2)		5,000	4,975,000
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		86,824	87,402,843
Dole Food Company Inc.
Term Loan, 5.03%, Maturing July 6, 2018		13,006	13,067,107
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		13,568	13,636,015
Iglo Foods Midco Limited
Term Loan, 5.12%, Maturing January 31, 2018	EUR	8,000	10,994,310
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		29,075	29,365,572
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		19,536	19,853,593
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		60,920	61,867,165
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		3,350	3,384,380
Term Loan, 4.75%, Maturing October 17, 2018		25,273	25,629,526

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		23,273	$23,383,281
United Biscuits (UK) Limited
Term Loan, Maturing December 15, 2014(2)	EUR	1,588	2,156,227
Term Loan - Second Lien, 4.49%, Maturing June 15, 2016	GBP	1,500	2,366,363
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		15,232	15,374,808

			$371,052,143

Food Service — 3.6%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		3,177	$3,214,356
Term Loan, 3.40%, Maturing July 26, 2016		4,574	4,629,548
Term Loan, 3.45%, Maturing July 26, 2016		40,817	41,314,524
Term Loan, 3.52%, Maturing July 26, 2016		19,687	19,916,979
Term Loan, 3.56%, Maturing July 26, 2016		950	950,000
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		4,813	4,861,067
Buffets, Inc.
Term Loan, 0.31%, Maturing April 22, 2015(5)		998	997,989
Term Loan, 10.50%, Maturing July 18, 2017		3,205	3,301,487
Term Loan, 2.00%, Maturing July 19, 2017(4)		1,500	1,545,000
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		25,187	25,501,610
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		6,110	6,163,147
DineEquity, Inc.
Term Loan, 5.25%, Maturing October 19, 2017		15,529	15,626,018
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		47,852	48,315,808
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		23,031	23,387,741
NPC International, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		7,731	7,827,258
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		43,633	44,267,527
P.F. Chang’s China Bistro Inc.
Term Loan, 5.25%, Maturing July 2, 2019		9,431	9,578,505
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		6,436	6,484,679
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		64,324	65,172,429
Term Loan, Maturing March 31, 2017(2)		4,456	4,496,701
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		15,260	15,459,101
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		30,025	30,480,376

			$383,491,850

Food/Drug Retailers — 3.1%
Alliance Boots Holdings Limited
Term Loan, Maturing July 9, 2015(2)	GBP	5,000	$7,828,893
Term Loan, 3.58%, Maturing July 10, 2017	EUR	17,497	23,713,094
Term Loan, 3.98%, Maturing July 10, 2017	GBP	57,250	89,550,024

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		72,782	$73,509,779
Iceland Foods Group Limited
Term Loan, 5.12%, Maturing April 12, 2019	EUR	7,950	10,954,190
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		4,688	4,793,736
Rite Aid Corporation
Term Loan, 1.96%, Maturing June 4, 2014		62,976	62,976,487
Term Loan, 4.50%, Maturing March 2, 2018		39,277	39,374,992
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		3,491	3,532,574
Term Loan, 6.00%, Maturing April 18, 2018		9,428	9,545,470

			$325,779,239

Health Care — 11.2%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		5,484	$5,538,398
Term Loan, 4.75%, Maturing June 30, 2017		6,831	6,901,749
Term Loan, 4.75%, Maturing June 30, 2017		27,559	27,844,012
Alkermes, Inc.
Term Loan, 4.50%, Maturing September 18, 2019		7,007	7,108,169
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		15,761	15,662,123
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		18,425	18,793,500
AssuraMed Holding, Inc.
Term Loan, 5.50%, Maturing October 24, 2019		9,425	9,578,156
ATI Holdings, Inc.
Term Loan, Maturing December 20, 2019(2)		5,575	5,547,125
Biomet Inc.
Term Loan, 4.00%, Maturing July 25, 2017		51,367	51,999,619
BSN Medical Acquisition Holding GmbH
Term Loan, 5.25%, Maturing August 28, 2019	EUR	2,000	2,743,608
Catalent Pharma Solutions Inc.
Term Loan, 4.20%, Maturing September 15, 2016		13,058	13,180,684
Term Loan, 5.25%, Maturing September 15, 2017		13,430	13,614,425
CHG Buyer Corporation
Term Loan, 5.00%, Maturing November 22, 2019		15,641	15,856,127
Community Health Systems, Inc.
Term Loan, 3.81%, Maturing January 25, 2017		64,848	65,520,117
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		18,508	18,797,272
CRC Health Corporation
Term Loan, 4.70%, Maturing November 16, 2015		29,501	29,685,690
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,542	10,690,145
Term Loan, 4.00%, Maturing November 1, 2019		23,300	23,595,421
DJO Finance LLC
Term Loan, 5.20%, Maturing November 1, 2016		12,992	13,154,657
Term Loan, 6.25%, Maturing September 15, 2017		14,786	14,970,704
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		30,323	29,186,292
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		9,854	10,026,111
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		23,141	23,280,275

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017	40,990	$41,317,571
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	19,661	19,857,804
HCA, Inc.
Term Loan, 3.56%, Maturing March 31, 2017	51,019	51,464,955
Term Loan, 3.45%, Maturing May 1, 2018	38,600	38,937,610
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	36,036	36,480,828
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	21,144	21,462,788
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	19,976	20,187,938
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	19,072	18,928,667
Term Loan, 7.75%, Maturing May 15, 2018	11,031	10,934,050
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	8,600	8,616,125
Term Loan, 5.25%, Maturing June 1, 2018	12,476	12,499,179
Kinetic Concepts, Inc.
Term Loan, 5.50%, Maturing May 4, 2018	63,420	64,529,620
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	5,871	5,995,248
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	7,325	7,398,250
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	10,745	10,745,081
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing October 9, 2017	9,625	9,697,188
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing October 26, 2017	7,000	7,052,500
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	53,239	53,605,023
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	3,747	3,765,421
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	9,501	9,588,285
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	20,287	20,407,307
Pharmaceutical Product Development, Inc.
Term Loan, Maturing December 5, 2018(2)	31,950	31,950,000
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018	3,607	3,636,181
Radnet Management, Inc.
Term Loan, 5.50%, Maturing September 30, 2018	19,993	20,249,188
Sage Products, Inc.
Term Loan, 5.25%, Maturing December 13, 2019	7,050	7,138,125
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018	33,404	33,890,657
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018	6,119	6,221,240
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	19,621	19,649,509
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019	18,254	18,596,400

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		4,166	$4,195,280
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019		13,170	13,369,097
Term Loan, 4.25%, Maturing December 11, 2019		33,675	34,205,381
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,449	24,716,029
VWR Funding, Inc.
Term Loan, 4.45%, Maturing April 3, 2017		25,661	25,917,567
Term Loan, Maturing April 3, 2017(2)	EUR	3,000	4,073,403
Term Loan, Maturing April 3, 2017(2)		27,550	27,773,844

			$1,182,327,718

Home Furnishings — 0.6%
Oreck Corporation
Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(5)		797	$724,182
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing October 1, 2019		34,750	35,235,041
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	3,348	4,153,538
Tempur-Pedic International Inc.
Term Loan, Maturing December 12, 2019(2)		21,375	21,764,324

			$61,877,085

Industrial Equipment — 1.4%
Alliance Laundry Systems LLC
Term Loan, 5.50%, Maturing December 10, 2018		4,275	$4,355,156
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		9,400	9,529,250
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020		2,375	2,426,953
Apex Tool Group, LLC
Term Loan, Maturing January 28, 2020(2)		9,125	9,240,961
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		14,898	14,989,824
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		2,888	2,923,968
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		16,442	16,853,434
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		11,838	11,926,785
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		10,985	11,174,073
Kion Group GMBH
Term Loan, 2.09%, Maturing December 23, 2014(6)	EUR	2,339	3,174,013
Term Loan, 2.19%, Maturing December 23, 2014(6)		8,619	8,625,890
Term Loan, 3.94%, Maturing December 23, 2015(6)		18,322	18,336,241
Term Loan, 2.59%, Maturing December 29, 2015(6)	EUR	4,228	5,736,918
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,334	1,351,776
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		10,422	10,535,315
Terex Corporation
Term Loan, 5.00%, Maturing April 28, 2017	EUR	9,875	13,475,667
Unifrax Corporation
Term Loan, 7.25%, Maturing November 28, 2018		6,762	6,821,566

			$151,477,790

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 2.3%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	23,825	$24,093,031
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019	5,230	5,277,943
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016	7,470	7,544,834
Asurion LLC
Term Loan, 4.75%, Maturing July 18, 2017	6,023	6,093,713
Term Loan, 5.50%, Maturing May 24, 2018	87,497	88,623,694
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019	10,573	10,910,271
CCC Information Services, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	10,475	10,651,766
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018	17,866	18,082,005
Compass Investors Inc.
Term Loan, 5.25%, Maturing December 27, 2019	29,775	30,122,385
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing October 29, 2019	15,350	15,637,812
Hub International Limited
Term Loan, 4.70%, Maturing June 13, 2017	16,950	17,174,252
Term Loan, 6.75%, Maturing December 13, 2017	3,411	3,453,737
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	7,833	7,891,267

		$245,556,710

Leisure Goods/Activities/Movies — 3.4%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 30, 2019	23,374	$23,877,676
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	26,533	26,848,488
Term Loan, 4.75%, Maturing February 22, 2018	11,657	11,808,433
Bombardier Recreational Products, Inc.
Term Loan, Maturing January 22, 2019(2)	59,800	60,542,178
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	25,611	25,950,631
Cinemark USA, Inc.
Term Loan, 3.21%, Maturing December 18, 2019	2,300	2,322,522
ClubCorp Club Operations, Inc.
Term Loan, 5.00%, Maturing November 30, 2016	13,074	13,335,612
Equinox Fitness Clubs
Term Loan, Maturing November 16, 2019(2)	13,975	14,184,625
Fender Musical Instruments Corporation
Term Loan, 5.50%, Maturing June 9, 2014	1,449	1,445,834
Term Loan, 5.50%, Maturing June 9, 2014	4,420	4,409,195
Kasima, LLC
Term Loan, 4.07%, Maturing March 10, 2015	15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017	11,817	11,861,554
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	38,108	38,472,990
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.45%, Maturing July 21, 2017	13,045	13,186,453
Regal Cinemas, Inc.
Term Loan, 3.24%, Maturing August 23, 2017	5,788	5,842,061
Revolution Studios Distribution Company, LLC
Term Loan, 3.96%, Maturing December 21, 2014(5)	4,157	3,421,688

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.93%, Maturing February 17, 2016		5,814	$5,842,589
Term Loan, 4.00%, Maturing August 17, 2017		21,585	21,798,997
Six Flags Theme Parks, Inc.
Term Loan, 4.00%, Maturing December 20, 2018		20,173	20,498,670
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		15,061	15,230,320
Vue Entertainment Investment Limited
Term Loan, 5.53%, Maturing December 21, 2017	GBP	5,000	7,923,395
WMG Acquisition Corp.
Term Loan, 5.25%, Maturing November 1, 2018		6,125	6,241,118
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		10,723	10,669,291
Term Loan, 7.50%, Maturing June 19, 2015		1,985	1,999,648

			$362,770,218

Lodging and Casinos — 2.3%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		5,062	$5,147,167
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,503	5,558,331
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		9,700	9,890,362
Term Loan, 5.45%, Maturing January 26, 2018		59,353	55,272,353
Gala Group LTD
Term Loan, 5.50%, Maturing May 30, 2018	GBP	48,838	75,142,576
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		6,399	6,494,478
Las Vegas Sands LLC
Term Loan, 2.76%, Maturing November 23, 2016		3,244	3,266,538
Term Loan, 2.76%, Maturing November 23, 2016		3,617	3,641,802
LodgeNet Entertainment Corporation
DIP Loan, Maturing July 3, 2013(2)		1,161	1,172,699
Term Loan, 0.00%, Maturing April 4, 2014(3)		6,104	4,290,926
MGM Resorts International
Term Loan, 3.31%, Maturing December 20, 2017		14,500	14,574,312
Term Loan, 4.25%, Maturing December 20, 2019		29,000	29,504,484
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		3,890	3,917,821
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,233	9,331,389
Quidnax AB
Term Loan, 2.35%, Maturing April 27, 2015	EUR	4,725	6,106,300
Term Loan, 2.85%, Maturing June 30, 2016	EUR	4,725	6,106,300

			$239,417,838

Nonferrous Metals/Minerals — 1.3%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		34,965	$35,992,476
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		32,696	32,745,390
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		11,960	12,139,019
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		7,900	8,011,919
Term Loan, 4.00%, Maturing March 10, 2017		15,466	15,685,556

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.70%, Maturing May 8, 2016		14,342	$14,458,757
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018		12,940	12,584,580
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019		2,000	1,910,000

			$133,527,697

Oil and Gas — 2.8%
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		2,155	$2,187,688
Term Loan, 9.00%, Maturing June 23, 2017		19,857	20,353,492
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		12,676	12,919,127
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		31,825	32,169,760
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016		16,965	14,868,148
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		24,375	24,824,420
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		20,772	21,026,777
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		26,771	27,173,054
Plains Exploration & Production
Term Loan, 4.00%, Maturing November 30, 2019		27,575	27,752,169
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018		9,200	9,326,500
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019		22,072	22,513,025
Term Loan, 5.00%, Maturing September 25, 2019		1,786	1,822,132
Term Loan, 5.00%, Maturing September 25, 2019		2,925	2,983,160
Tallgrass Operations, LLC
Term Loan, 0.50%, Maturing November 13, 2017(4)		13,000	13,065,000
Term Loan, 5.25%, Maturing November 13, 2018		27,300	27,755,009
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014		3,038	3,037,521
Term Loan, 3.21%, Maturing November 14, 2014		29,760	29,760,037
Term Loan, 6.50%, Maturing November 14, 2014		6,460	6,458,406

			$299,995,425

Publishing — 3.9%
Ascend Learning, Inc.
Term Loan, 6.50%, Maturing May 23, 2017		24,191	$24,138,577
Aster Zweite Beteiligungs GmbH
Term Loan, 5.56%, Maturing December 31, 2013		13	12,578
Term Loan, 5.56%, Maturing December 31, 2013		23	22,226
Term Loan, 5.48%, Maturing December 31, 2014	EUR	719	967,393
Term Loan, 5.48%, Maturing December 31, 2014	EUR	1,235	1,667,914
Term Loan, 5.48%, Maturing December 31, 2014	EUR	2,435	3,277,518
Term Loan, 5.55%, Maturing December 31, 2014		959	950,461
Term Loan, 5.55%, Maturing December 31, 2014		2,491	2,476,809
Term Loan, 5.55%, Maturing December 31, 2014		7,273	7,230,804
Term Loan, 5.55%, Maturing December 31, 2014		9,809	9,722,732
Term Loan, 5.55%, Maturing December 31, 2014		13,060	12,946,196

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Black Press US Partnership
Term Loan, 2.31%, Maturing August 2, 2013		755	$749,027
Term Loan, 2.31%, Maturing August 2, 2013		1,243	1,233,692
Cengage Learning Acquisitions, Inc.
Term Loan, 2.71%, Maturing July 3, 2014		23,753	18,963,089
GateHouse Media Operating, Inc.
Term Loan, 2.21%, Maturing August 28, 2014		4,830	1,812,783
Term Loan, 2.21%, Maturing August 28, 2014		15,390	5,776,057
Term Loan, 2.46%, Maturing August 28, 2014		9,186	3,447,796
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		68,000	68,910,724
Instant Web, Inc.
Term Loan, 3.58%, Maturing August 7, 2014		1,614	1,178,434
Term Loan, 3.58%, Maturing August 7, 2014		15,486	11,304,656
Interactive Data Corporation
Term Loan, Maturing February 11, 2018(2)		16,425	16,425,000
Term Loan, 4.50%, Maturing February 12, 2018		34,219	34,422,486
John Henry Holdings, Inc.
Term Loan, 6.00%, Maturing December 4, 2018		7,325	7,428,773
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		75,982	76,488,136
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		1,173	1,145,849
Merrill Communications, LLC
Term Loan, 11.25%, Maturing March 28, 2013		11,854	11,887,586
Nelson Education Ltd.
Term Loan, 2.81%, Maturing July 3, 2014		277	221,512
Newspaper Holdings Inc.
Term Loan, 1.81%, Maturing June 30, 2014		16,655	15,658,735
Nielsen Finance LLC
Term Loan, 3.46%, Maturing May 2, 2016		35,135	35,460,422
Term Loan, 3.96%, Maturing May 2, 2016		3,705	3,738,373
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing February 28, 2013		1,627	1,630,751
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		1,917	817,781
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		3,971	3,151,637
Springer Science+Business Media S.A.
Term Loan, Maturing June 17, 2016(2)		1,724	1,728,089
Term Loan, 4.12%, Maturing July 21, 2016	EUR	4,234	5,769,494
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		419	401,600
Term Loan, 8.00%, Maturing September 29, 2014		841	807,235
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019		24,900	25,149,000

			$419,121,925

Radio and Television — 3.1%
Clear Channel Communications, Inc.
Term Loan, Maturing July 30, 2014(2)		10,500	$10,394,275
Term Loan, 3.85%, Maturing January 29, 2016		22,415	19,511,646
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018		51,780	52,233,463
Entercom Radio, LLC
Term Loan, 5.01%, Maturing November 23, 2018		8,509	8,604,361

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 14, 2017		14,589	$14,844,082
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		10,820	11,023,380
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		4,436	4,471,645
ION Media Networks, Inc.
Revolving Loan, Maturing January 22, 2018(2)		5,500	4,639,250
Term Loan, 7.25%, Maturing July 31, 2018		10,350	10,453,500
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		6,905	6,952,724
Local TV Finance, LLC
Term Loan, 4.21%, Maturing May 7, 2015		14,108	14,284,473
Mission Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		4,791	4,875,278
Nexstar Broadcasting, Inc.
Term Loan, 4.50%, Maturing December 3, 2019		11,334	11,531,909
Nine Entertainment Group Limited
Term Loan, Maturing January 17, 2020(2)		9,350	9,338,312
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,781	9,958,207
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,485	12,516,087
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		8,693	8,760,856
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016(6)	EUR	5,051	6,352,421
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,399,586
Term Loan, 4.12%, Maturing January 29, 2016	EUR	10,658	13,399,586
Univision Communications Inc.
Term Loan, 2.20%, Maturing September 29, 2014		6,249	6,264,995
Term Loan, 4.45%, Maturing March 31, 2017		60,397	60,691,479
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,662	15,865,133

			$330,366,648

Retailers (Except Food and Drug) — 3.8%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		15,971	$16,201,498
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing November 20, 2019		16,300	16,528,200
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		7,400	7,494,816
Douglas Holding AG
Term Loan, 5.61%, Maturing December 20, 2019	EUR	7,300	9,899,557
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		8,134	8,203,317
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		16,341	16,462,914
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		9,676	9,838,454
J Crew Group, Inc.
Term Loan, 4.50%, Maturing March 7, 2018		43,595	44,013,728
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		31,122	31,316,057

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 31, 2020		32,025	$32,392,775
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,511	8,659,625
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		52,025	52,408,684
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		5,350	5,403,500
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 11, 2018		5,100	5,202,000
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		36,505	36,687,023
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		11,663	11,817,613
Term Loan, 4.25%, Maturing August 7, 2019		3,940	3,997,379
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		32,457	32,733,168
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		19,886	19,148,685
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	86	98,995
Term Loan, 2.42%, Maturing March 9, 2015	EUR	336	384,942
Term Loan, 2.42%, Maturing March 9, 2015	EUR	9,880	11,308,850
Term Loan, 2.92%, Maturing March 8, 2016	EUR	86	98,985
Term Loan, 2.92%, Maturing March 8, 2016	EUR	336	384,942
Term Loan, 2.92%, Maturing March 8, 2016	EUR	9,880	11,308,850
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	13	12,729
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	88	89,106
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	900	916,516
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		6,764	6,899,663

			$399,912,571

Steel — 1.5%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		20,374	$20,679,546
Firth Rixson Plc
Term Loan, 5.50%, Maturing June 30, 2017		3,775	3,809,213
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		81,361	82,603,716
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		22,971	23,293,707
Patriot Coal Corporation
DIP Loan, 9.25%, Maturing October 4, 2013		8,925	9,003,094
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		2,390	2,377,615
Waupaca Foundry, Inc.
Term Loan, 5.75%, Maturing June 29, 2017		7,119	7,234,849
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,808	6,893,037

			$155,894,777

Surface Transport — 1.0%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$29,459,719

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.75%, Maturing March 9, 2018		30,303	$30,611,681
Term Loan, 3.75%, Maturing March 11, 2018		25,200	25,452,000
Swift Transportation Co., Inc.
Term Loan, 3.96%, Maturing December 21, 2016		1,125	1,132,383
Term Loan, 5.00%, Maturing December 21, 2017		19,748	20,019,795

			$106,675,578

Telecommunications — 3.5%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		10,766	$10,573,815
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,821	6,889,336
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		16,425	16,578,984
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		16,857	17,036,277
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		99,117	100,603,891
IPC Systems, Inc.
Term Loan, 2.77%, Maturing May 31, 2014	GBP	262	407,298
Macquarie UK Broadcast Limited
Term Loan, 2.75%, Maturing July 1, 2014	GBP	6,000	9,414,893
Term Loan, 3.00%, Maturing December 1, 2014	GBP	14,352	22,535,036
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		1,979	1,994,440
Term Loan, 4.00%, Maturing March 16, 2018		79,472	80,011,066
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,694	8,791,965
NTELOS Inc.
Term Loan, 4.50%, Maturing August 20, 2015		1,995	1,975,050
Term Loan, 5.75%, Maturing November 7, 2019		2,494	2,451,149
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,682	3,690,704
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		9,483	9,543,174
Term Loan, 3.75%, Maturing September 27, 2019		4,725	4,770,776
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		21,840	22,076,845
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		34,601	35,000,976
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		10,000	10,095,578
Term Loan, 3.50%, Maturing January 23, 2020		2,000	2,020,000

			$366,461,253

Utilities — 1.9%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		21,516	$21,808,046
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		9,631	9,756,408
Term Loan, 4.50%, Maturing April 2, 2018		35,662	36,110,202
Term Loan, 4.50%, Maturing October 9, 2019		9,252	9,378,063

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019		4,764	$4,844,393
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		8,202	8,550,526
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		17,043	17,840,795
LSP Madison Funding, LLC
Term Loan, 5.83%, Maturing June 28, 2019		13,805	13,942,696
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		34,495	34,940,368
Raven Power Finance, LLC
Term Loan, 7.25%, Maturing November 15, 2018		5,975	6,094,500
Texas Competitive Electric Holdings Company, LLC
Revolving Loan, Maturing October 10, 2016(2)		7,000	4,445,000
Term Loan, 4.74%, Maturing October 10, 2017		56,613	37,390,865

			$205,101,862

Total Senior Floating-Rate Interests (identified cost $9,608,952,428)			$9,691,303,128

Corporate Bonds & Notes — 3.9%

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.0%(7)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		4,000	$4,220,000

			$4,220,000

Cable and Satellite Television — 0.2%
Nara Cable Funding II Ltd., Sr. Notes
8.50%, 3/1/20(8)	EUR	7,500	$10,050,103
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes
5.50%, 1/15/23(8)		9,000	9,225,000

			$19,275,103

Chemicals and Plastics — 0.8%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$1,980,000
6.625%, 4/15/20(8)		12,025	12,115,188
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(8)(9)	EUR	8,000	11,514,152
8.375%, 2/15/19(8)		15,250	16,755,937
7.50%, 5/1/20(8)		14,525	15,723,313
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	5,462,500
Trinseo Materials Operating S.C.A., Sr. Notes
8.75%, 2/1/19(8)		21,525	21,363,562

			$84,914,652

22

Security	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 0.5%
Reynolds Group Holdings Inc., Sr. Notes
5.75%, 10/15/20		42,000	$43,050,000
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(8)		4,925	5,097,375
4.125%, 1/30/20(8)	EUR	5,000	6,615,885

			$54,763,260

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(8)	GBP	6,500	$10,463,635

			$10,463,635

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(6)		209	$176,105

			$176,105

Electronics/Electrical — 0.0%(7)
NXP BV/NXP Funding, LLC
3.054%, 10/15/13(9)		75	$75,188

			$75,188

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		2,325	$2,633,063
7.125%, 9/1/18(8)		2,325	2,731,875

			$5,364,938

Financial Intermediaries — 0.3%
First Data Corp., Sr. Notes
6.75%, 11/1/20(8)		16,850	$17,397,625
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	6,500	9,333,184
6.625%, 7/1/20(8)		9,000	9,652,500

			$36,383,309

Food Service — 0.0%(7)
Chiquita Brands International, Inc./ Chiquita Brands, LLC, Sr. Notes
7.875%, 2/1/21(8)		2,975	$2,953,402

			$2,953,402

Health Care — 0.5%
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18		22,625	$23,869,375
HCA, Inc., Sr. Notes
4.75%, 5/1/23		11,975	12,079,781
inVentiv Health, Inc., Sr. Notes
9.00%, 1/15/18(8)		15,375	15,817,031

			$51,766,187

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(8)		9,800	$10,437,000

			$10,437,000

Leisure Goods/Activities/Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		6,750	$7,425,000

23

Security	Principal Amount* (000’s omitted)		Value
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22		8,250	$8,848,125

			$16,273,125

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20		25,250	$25,455,156
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes
9.00%, 2/15/20(8)		6,175	6,313,938

			$31,769,094

Radio and Television — 0.2%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(8)		8,994	$8,566,785
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		2,531	2,765,117
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(8)		9,000	9,450,000

			$20,781,902

Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		8,500	$9,435,000
Sunrise Communications International SA, Sr. Notes
4.933%, 12/31/17(8)(9)	EUR	3,000	4,124,320

			$13,559,320

Utilities — 0.5%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		25,380	$27,664,200
7.875%, 1/15/23(8)		23,490	26,073,900

			$53,738,100

Total Corporate Bonds & Notes (identified cost $395,791,518)			$416,914,320

Asset-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)		Value
Avalon Capital Ltd. 3, Series 1A, Class D, 2.262%, 2/24/19(8)(9)		$884	$843,873
Babson Ltd., Series 2005-1A, Class C1, 2.254%, 4/15/19(8)(9)		1,129	1,062,542
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.811%, 3/8/17(8)(9)		985	985,570
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.254%, 1/15/18(8)(9)		2,000	1,849,217

Total Asset-Backed Securities (identified cost $4,974,180)			$4,741,202

Common Stocks — 0.5%

Security	Shares		Value
Automotive — 0.0%(7)
Dayco Products, LLC(5)(10)(11)		88,506	$2,655,180

			$2,655,180

24

Security	Shares	Value
Building and Development — 0.0%(7)
United Subcontractors, Inc.(5)(10)(11)	3,848	$160,380

		$160,380

Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc.(5)(11)(12)	2,484	$179,419

		$179,419

Financial Intermediaries — 0.0%(7)
RTS Investor Corp.(5)(10)(11)	692	$74,791

		$74,791

Food Service — 0.0%(7)
Buffets Restaurants Holdings, Inc.(5)(10)(11)	329,120	$2,978,536

		$2,978,536

Home Furnishings — 0.0%(7)
Oreck Corp.(5)(10)(11)	14,217	$247,234
Sanitec Europe Oy B Units(5)(10)(11)	235,235	1,549,101
Sanitec Europe Oy E Units(5)(10)(11)	230,960	0

		$1,796,335

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	414,634	$16,032,155

		$16,032,155

Lodging and Casinos — 0.0%(7)
Affinity Gaming, LLC(10)(11)	206,125	$2,512,151

		$2,512,151

Publishing — 0.2%
Ion Media Networks, Inc.(5)(10)	28,605	$18,192,780
MediaNews Group, Inc.(5)(10)(11)	162,730	3,414,075
Source Interlink Companies, Inc.(5)(10)(11)	5,725	0

		$21,606,855

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(10)(11)	2,131	$7,831,425

		$7,831,425

Total Common Stocks (identified cost $31,706,412)		$55,827,227

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(7)
Environmental Systems Products Holdings, Inc., Series A(5)(11)(12)	569	$35,511

Total Preferred Stocks (identified cost $9,958)		$35,511

Warrants — 0.0%(7)

Security	Shares	Value
Radio and Television — 0.0%(7)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	103	$378,525

25

		Value
Total Warrants (identified cost $177,010)		$378,525

Short-Term Investments — 7.6%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$804,426	$804,425,696

Total Short-Term Investments (identified cost $804,425,696)		$804,425,696

Total Investments — 103.6% (identified cost $10,846,037,202)		$10,973,625,609

Less Unfunded Loan Commitments — (0.2)%		$(19,352,406)

Net Investments — 103.4% (identified cost $10,826,684,796)		$10,954,273,203

Other Assets, Less Liabilities — (3.4)%		$(359,445,153)

Net Assets — 100.0%		$10,594,828,050

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2013, at which time the interest rate will be determined.

(3)	Defaulted security.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

26

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Amount is less than 0.05%.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $288,459,175 or 2.7% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security.

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $212,424.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,826,685,408

Gross unrealized appreciation	$194,432,863
Gross unrealized depreciation	(66,845,068)

Net unrealized appreciation	$127,587,795

Restricted Securities

At January 31, 2013, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$179,419
Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,511

Total Restricted Securities			$9,958	$214,930

27

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	British Pound Sterling 46,349,944	United States Dollar 73,994,905	Goldman Sachs International	$493,823
2/28/13	British Pound Sterling 18,500,000	United States Dollar 29,371,803	HSBC Bank USA	34,766
2/28/13	Canadian Dollar 10,401,676	United States Dollar 10,373,926	State Street Bank and Trust Co.	(48,718)
2/28/13	Euro 14,700,000	United States Dollar 19,594,336	Citibank NA	(368,110)
2/28/13	Euro 74,079,544	United States Dollar 95,585,206	Citibank NA	(5,014,035)
2/28/13	Euro 6,800,000	United States Dollar 8,885,492	Goldman Sachs International	(348,837)
2/28/13	Euro 7,000,000	United States Dollar 9,500,995	State Street Bank and Trust Co.	(4,931)
3/28/13	British Pound Sterling 30,721,943	United States Dollar 49,503,035	Citibank NA	791,896
3/28/13	British Pound Sterling 13,253,750	United States Dollar 21,230,599	Goldman Sachs International	216,132
3/28/13	British Pound Sterling 5,910,000	United States Dollar 9,338,669	State Street Bank and Trust Co.	(31,925)
3/28/13	Euro 79,728,884	United States Dollar 105,469,753	HSBC Bank USA	(2,817,935)
4/30/13	British Pound Sterling 36,447,730	United States Dollar 57,413,558	HSBC Bank USA	(366,489)
4/30/13	Euro 71,123,409	United States Dollar 95,982,463	Deutsche Bank AG	(631,951)

				$(8,096,314)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$60,000	Receives	3-Month USD- LIBOR-BBA	0.98%	6/24/14	$(550,183)
Citibank NA	60,000	Receives	3-Month USD- LIBOR-BBA	1.81	6/24/16	(2,434,422)

						$(2,984,605)

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

28

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$1,536,617	$(9,632,931)

		$1,536,617	$(9,632,931)

Interest Rate	Swap contracts	$—	$(2,984,605)

		$—	$(2,984,605)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,664,370,256	$7,580,466	$9,671,950,722
Corporate Bonds & Notes	—	416,738,215	176,105	416,914,320
Asset-Backed Securities	—	4,741,202	—	4,741,202
Common Stocks	—	26,375,731	29,451,496	55,827,227
Preferred Stocks	—	—	35,511	35,511
Warrants	—	378,525	—	378,525
Short-Term Investments	—	804,425,696	—	804,425,696
Total Investments	$—	$10,917,029,625	$37,243,578	$10,954,273,203
Forward Foreign Currency Exchange Contracts	$—	$1,536,617	$—	$1,536,617
Total	$—	$10,918,566,242	$37,243,578	$10,955,809,820

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(9,632,931)	$—	$(9,632,931)
Swap Contracts	—	(2,984,605)	—	(2,984,605)
Total	$—	$(12,617,536)	$—	$(12,617,536)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented.

At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

29

Eaton Vance

Global Dividend Income Fund

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.6%

Security	Shares	Value
Aerospace & Defense — 2.1%
United Technologies Corp.	98,000	$8,581,860

		$8,581,860

Automobiles — 0.5%
Honda Motor Co., Ltd.	58,000	$2,192,353

		$2,192,353

Beverages — 1.5%
Anheuser-Busch InBev NV	70,000	$6,159,200

		$6,159,200

Capital Markets — 1.4%
Credit Suisse Group AG(1)	200,000	$5,906,561

		$5,906,561

Chemicals — 3.4%
E.I. du Pont de Nemours & Co.	35,000	$1,660,750
LyondellBasell Industries NV, Class A	86,000	5,454,120
PPG Industries, Inc.	50,000	6,893,500

		$14,008,370

Commercial Banks — 7.3%
Barclays PLC	900,000	$4,320,954
BNP Paribas	85,000	5,333,270
PNC Financial Services Group, Inc.	154,000	9,517,200
Swedbank AB, Class A	50,000	1,180,633
U.S. Bancorp	127,907	4,233,722
Wells Fargo & Co.	145,000	5,050,350

		$29,636,129

Commercial Services & Supplies — 1.3%
Brambles, Ltd.	650,000	$5,490,230

		$5,490,230

Communications Equipment — 0.6%
QUALCOMM, Inc.	35,000	$2,311,050

		$2,311,050

Computers & Peripherals — 1.6%
Apple, Inc.	14,600	$6,647,526

		$6,647,526

Consumer Finance — 1.1%
Discover Financial Services	120,000	$4,606,800

		$4,606,800

Containers & Packaging — 0.7%
Amcor, Ltd.	350,000	$3,066,009

		$3,066,009

Diversified Financial Services — 2.4%
Citigroup, Inc.	118,000	$4,974,880
JPMorgan Chase & Co.	100,000	4,705,000

		$9,679,880

1

Security	Shares	Value
Diversified Telecommunication Services — 3.9%
TeliaSonera AB	600,000	$4,327,864
Telstra Corp., Ltd.	2,420,000	11,616,001

		$15,943,865

Electric Utilities — 1.8%
Edison International	75,000	$3,614,250
SSE PLC	170,000	3,826,363

		$7,440,613

Electrical Equipment — 0.6%
Emerson Electric Co.	40,000	$2,290,000

		$2,290,000

Energy Equipment & Services — 2.6%
Schlumberger, Ltd.	67,559	$5,272,980
Seadrill, Ltd.	135,000	5,336,771

		$10,609,751

Food Products — 4.1%
Kraft Foods Group, Inc.	33,333	$1,540,651
Mondelez International, Inc., Class A	240,000	6,669,600
Nestle SA	119,000	8,355,879

		$16,566,130

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	78,000	$2,642,640
Covidien PLC	125,000	7,792,500

		$10,435,140

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	41,400	$3,945,006

		$3,945,006

Household Products — 0.8%
Svenska Cellulosa AB, Class B	133,571	$3,238,314

		$3,238,314

Industrial Conglomerates — 4.3%
General Electric Co.	170,000	$3,787,600
Orkla ASA	530,000	4,674,882
Siemens AG	84,882	9,299,972

		$17,762,454

Insurance — 3.3%
Aflac, Inc.	60,000	$3,183,600
AXA SA	260,000	4,813,889
Old Mutual PLC	1,301,250	3,863,042
Resolution, Ltd.	350,000	1,453,811

		$13,314,342

IT Services — 4.9%
Accenture PLC, Class A	144,000	$10,352,160
International Business Machines Corp.	46,781	9,499,818

		$19,851,978

Machinery — 1.3%
Deere & Co.	55,000	$5,173,300

		$5,173,300

Media — 1.0%
Comcast Corp., Class A	110,000	$4,188,800

		$4,188,800

2

Security	Shares	Value
Metals & Mining — 2.6%
Freeport-McMoRan Copper & Gold, Inc.	165,000	$5,816,250
Rio Tinto PLC	82,000	4,632,527

		$10,448,777

Multi-Utilities — 1.4%
National Grid PLC	375,000	$4,106,116
Sempra Energy	23,000	1,726,150

		$5,832,266

Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	18,675	$2,150,426
ENI SpA	330,000	8,242,591
Exxon Mobil Corp.	76,529	6,885,314
Phillips 66	97,000	5,875,290
Total SA	80,000	4,335,386

		$27,489,007

Pharmaceuticals — 10.0%
AstraZeneca PLC	240,000	$11,596,733
Novartis AG	100,000	6,797,640
Pfizer, Inc.	160,000	4,364,800
Roche Holding AG PC	29,000	6,410,130
Sanofi	96,000	9,358,675
Takeda Pharmaceutical Co., Ltd.	43,000	2,209,628

		$40,737,606

Real Estate Investment Trusts (REITs) — 0.5%
AvalonBay Communities, Inc.	17,000	$2,206,430

		$2,206,430

Road & Rail — 1.7%
Canadian National Railway Co.	40,000	$3,826,400
Union Pacific Corp.	24,000	3,155,040

		$6,981,440

Software — 3.6%
Microsoft Corp.	220,000	$6,043,400
Oracle Corp.	250,000	8,877,500

		$14,920,900

Specialty Retail — 5.2%
Home Depot, Inc. (The)	87,000	$5,822,040
Industria de Diseno Textil SA	22,000	3,074,890
Kingfisher PLC	1,375,000	5,875,876
Lowe’s Companies, Inc.	60,000	2,291,400
TJX Companies, Inc. (The)	94,434	4,266,528

		$21,330,734

Textiles, Apparel & Luxury Goods — 0.7%
Adidas AG	30,000	$2,786,030

		$2,786,030

Tobacco — 2.4%
British American Tobacco PLC	50,000	$2,598,579
Imperial Tobacco Group PLC	130,000	4,833,945
Japan Tobacco, Inc.	70,000	2,184,074

		$9,616,598

Trading Companies & Distributors — 0.7%
Mitsui & Co., Ltd.	192,000	$2,901,835

		$2,901,835

3

Total Common Stocks (identified cost $316,811,419)	$374,297,284

Preferred Stocks — 5.4%

Security	Shares	Value
Capital Markets — 0.7%
Affiliated Managers Group, Inc., 6.375%	19,605	$509,583
Bank of New York Mellon Corp. (The), 5.20%	20,500	513,525
Charles Schwab Corp. (The), 7.00% to 2/1/22(2)	600	715,584
Goldman Sachs Group, Inc. (The), Series I, 5.95%	20,000	494,000
State Street Corp., Series C, 5.25%	18,670	468,430

		$2,701,122

Commercial Banks — 2.4%
Barclays Bank PLC, 7.625%	185	$185,662
Barclays Bank PLC, Series 3, 7.10%	20,500	519,265
Citigroup, Inc., Series B, 5.90% to 2/15/23(2)	500	516,358
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	3,100	331,506
Countrywide Capital V, 7.00%	20,000	501,600
Deutsche Bank Contingent Capital Trust III, 7.60%	20,000	556,800
Farm Credit Bank of Texas, Series 1, 10.00%	225	271,547
First Niagara Financial Group, Inc., Series B, 8.625% to 2/15/17(2)	15,000	446,550
First Republic Bank, Series B, 6.20%	6,000	158,169
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(2)	700	822,189
KeyCorp, Series A, 7.75%	4,700	611,000
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	795	745,666
Morgan Stanley Capital Trust III, 6.25%	23,500	593,375
Regions Financial Corp., Series A, 6.375%	27,000	671,760
Royal Bank of Scotland Group PLC, Series T, 7.25%	8,500	208,505
SunTrust Banks, Inc., Series E, 5.875%(1)	22,200	552,225
Texas Capital Bancshares, Inc., 6.50%	20,005	502,356
Webster Financial Corp., Series E, 6.40%(1)	19,935	501,614
Wells Fargo & Co., Series L, 7.50%	605	780,994
Zions Bancorporation, Series G, 6.30% to 3/15/23(1)(2)	16,090	402,250

		$9,879,391

Consumer Finance — 0.3%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(2)	4,251	$111,939
Capital One Financial Corp., Series B, 6.00%	21,300	534,843
Discover Financial Services, Series B, 6.50%	19,900	509,317

		$1,156,099

Diversified Financial Services — 0.5%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	2.40	$278,509
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	3.05	336,811
KKR Financial Holdings, LLC, Series A, 7.375%(1)	16,100	407,531
RBS Capital Funding Trust VII, Series G, 6.08%(1)	15,000	322,200
UBS AG, 7.625%	450	510,983

		$1,856,034

Electric Utilities — 0.3%
Duke Energy Corp., 5.125%(1)	5,000	$125,469
Entergy Arkansas, Inc., 4.90%(1)	3,830	96,229
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	199,586
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	12,400	311,755
Southern California Edison Co., Series E, 6.25% to 2/1/22(2)	500	570,477

		$1,303,516

4

Security	Shares	Value
Food Products — 0.1%
Dairy Farmers of America, 7.875%(3)	4,700	$504,516

		$504,516

Insurance — 0.2%
Arch Capital Group, Ltd., Series C, 6.75%	17,000	$461,065
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	137,050
Prudential PLC, 6.50%	420	422,882

		$1,020,997

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	16,888	$441,309

		$441,309

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,400	$240,640

		$240,640

Pipelines — 0.1%
NuStar Logistics LP, 7.625% to 1/15/18(1)(2)	16,120	$417,709

		$417,709

Real Estate Investment Trusts (REITs) — 0.5%
CapLease, Inc., Series A, 8.125%	9,982	$253,044
Cedar Shopping Centers, Inc., Series A, 8.875%	2,697	69,394
Chesapeake Lodging Trust, Series A, 7.75%	15,000	408,600
DDR Corp., Series J, 6.50%	21,000	522,900
Sunstone Hotel Investors, Inc., Series D, 8.00%	14,000	369,688
Vornado Realty Trust, Series K, 5.70%	21,500	546,315

		$2,169,941

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp., Series A, 6.75%	22,200	$549,561

		$549,561

Total Preferred Stocks (identified cost $21,006,809)		$22,240,835

Corporate Bonds & Notes — 1.4%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 0.3%
American Express Co., Series A, 6.80% to 9/1/16, 9/1/66(2)	$550	$586,437
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	200	199,000
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(2)(4)	400	401,000
Regions Bank, 6.45%, 6/26/37	20	21,475

		$1,207,912

Electric Utilities — 0.2%
Electricite de France SA, 5.25% to 1/29/23, 1/29/49(2)(3)	$500	$490,572
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(2)	400	426,386

		$916,958

Food Products — 0.0%(5)
Land O’Lakes, Inc., 6.00%, 11/15/22(3)	$83	$89,018

		$89,018

Industrial Conglomerates — 0.2%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(2)(3)	$500	$527,500

		$527,500

5

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.5%
American International Group, Inc., Series A, 8.175% to 5/15/38, 5/15/58, 5/15/68(2)(4)	$280	$365,400
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(2)(4)	350	539,875
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	550	570,135
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(2)	645	623,231

		$2,098,641

Pipelines — 0.2%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(2)	$510	$551,256
Southern Union Co., 3.33%, 11/1/66(6)	199	172,633

		$723,889

Total Corporate Bonds & Notes (identified cost $4,519,774)		$5,563,918

Short-Term Investments — 0.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)	$3,128	$3,127,875

Total Short-Term Investments (identified cost $3,127,875)		$3,127,875

Total Investments — 99.2% (identified cost $345,465,877)		$405,229,912

Other Assets, Less Liabilities — 0.8%		$3,150,965

Net Assets — 100.0%		$408,380,877

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $3,457,913 or 0.8% of the Fund’s net assets.

(4)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(5)	Amount is less than 0.05%.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $534.

6

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	51.4%	$208,156,966
United Kingdom	11.8	47,835,716
Switzerland	6.8	27,470,210
France	6.0	24,331,792
Australia	5.1	20,742,375
Germany	3.0	12,086,002
Norway	2.5	10,011,653
Japan	2.3	9,487,890
Sweden	2.2	8,746,811
Italy	2.0	8,242,591
Ireland	1.9	7,792,500
Belgium	1.5	6,159,200
Netherlands	1.3	5,454,120
Canada	0.9	3,826,400
Spain	0.8	3,074,890
Cayman Islands	0.3	1,150,731
Bermuda	0.1	461,065
Brazil	0.1	199,000

Total Investments	100.0%	$405,229,912

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
2/28/13	Euro 5,418,241	United States Dollar 7,309,397	Citibank NA	$(48,518)
2/28/13	Euro 5,418,241	United States Dollar 7,307,825	Standard Chartered Bank	(50,089)
2/28/13	Euro 5,418,241	United States Dollar 7,309,424	State Street Bank and Trust Co.	(48,490)

				$(147,097)

At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $147,097.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$346,632,916

Gross unrealized appreciation	$62,917,416
Gross unrealized depreciation	(4,320,420)

Net unrealized appreciation	$58,596,996

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$20,513,774	$13,929,149	$—	$34,442,923
Consumer Staples	8,210,251	27,369,991	—	35,580,242
Energy	20,184,010	17,914,748	—	38,098,758
Financials	38,477,982	26,872,160	—	65,350,142
Health Care	14,799,940	36,372,806	—	51,172,746
Industrials	26,814,200	22,366,919	—	49,181,119
Information Technology	43,731,454	—	—	43,731,454
Materials	19,824,620	7,698,536	—	27,523,156
Telecommunication Services	—	15,943,865	—	15,943,865
Utilities	5,340,400	7,932,479	—	13,272,879
Total Common Stocks	$197,896,631	$176,400,653 *	$—	$374,297,284
Preferred Stocks
Consumer Staples	$—	$504,516	$—	$504,516
Energy	—	417,709	—	417,709
Financials	9,160,150	10,172,995	—	19,333,145
Industrials	—	441,309	—	441,309
Utilities	240,640	1,303,516	—	1,544,156
Total Preferred Stocks	$9,400,790	$12,840,045	$—	$22,240,835
Corporate Bonds & Notes	$—	$5,563,918	$—	$5,563,918
Short-Term Investments	—	3,127,875	—	3,127,875
Total Investments	$207,297,421	$197,932,491	$—	$405,229,912

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(147,097)	$—	$(147,097)
Total	$—	$(147,097)	$—	$(147,097)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Global Macro Absolute Return Fund

January 31, 2013 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $6,529,447,873 and the Fund owned 90.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 33.6%

Security	Principal Amount		Value
Albania — 0.5%
Republic of Albania, 7.50%, 11/4/15	EUR	24,274,000	$34,157,328

Total Albania			$34,157,328

Bermuda — 0.2%
Government of Bermuda, 5.603%, 7/20/20(1)	USD	16,113,000	$18,720,099

Total Bermuda			$18,720,099

Brazil — 3.9%
Nota do Tesouro Nacional, 6.00%, 5/15/15(2)	BRL	518,014,339	$282,768,359

Total Brazil			$282,768,359

Costa Rica — 0.0%(3)
Titulo Propiedad Ud, 1.00%, 1/12/22(2)	CRC	1,451,632,262	$2,341,837
Titulo Propiedad Ud, 1.63%, 7/13/16(2)	CRC	161,828,826	302,167

Total Costa Rica			$2,644,004

Cyprus — 0.5%
Republic of Cyprus, 3.75%, 6/3/13	EUR	19,262,000	$23,800,105
Republic of Cyprus, 3.75%, 11/1/15	EUR	5,360,000	5,767,667
Republic of Cyprus, 4.375%, 7/15/14	EUR	2,700,000	3,130,084
Republic of Cyprus, 4.625%, 2/3/20	EUR	5,848,000	5,776,655

Total Cyprus			$38,474,511

Dominican Republic — 0.0%(3)
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank NA), 13.00%, 2/25/13(4)	DOP	118,000,000	$2,905,331

Total Dominican Republic			$2,905,331

Georgia — 0.7%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	6,100,000	$3,700,899
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	9,696,000	5,918,699
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	5,577,000	3,442,797
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	14,630,000	9,041,257
Georgia Treasury Bond, 9.50%, 11/17/13	GEL	1,000,000	618,515
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,600,000	1,030,995
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	6,000,000	4,037,211
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	1,000,000	616,742
Georgia Treasury Bond, 12.00%, 6/15/14	GEL	778,000	503,633
Georgia Treasury Bond, 12.00%, 12/15/14	GEL	1,500,000	993,364
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	4,000,000	2,720,630
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	6,895,000	4,233,642
Georgia Treasury Bond, 12.50%, 4/14/13	GEL	7,196,000	4,401,553
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	10,400,000	6,294,202
Georgia Treasury Bond, 13.00%, 3/15/14	GEL	2,500,000	1,615,309

Total Georgia			$49,169,448

1

Security	Principal Amount		Value
Germany — 1.6%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	15,000,000	$23,514,552
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	46,560,000	89,343,285

Total Germany			$112,857,837

Hungary — 1.2%
National Bank of Hungary, 8.875%, 11/1/13	USD	14,320,000	$14,813,338
Republic of Hungary, 3.50%, 7/18/16	EUR	39,283,000	52,378,400
Republic of Hungary, 4.375%, 7/4/17	EUR	8,654,000	11,745,709
Republic of Hungary, 5.50%, 5/6/14	GBP	2,983,000	4,825,659

Total Hungary			$83,763,106

Israel — 0.4%
State of Israel, 4.50%, 1/30/43	USD	30,426,000	$30,153,718

Total Israel			$30,153,718

Jordan — 0.1%
Jordan Government Bond, 6.925%, 6/4/14	JOD	2,500,000	$3,484,396
Jordan Government Bond, 7.078%, 7/18/14	JOD	800,000	1,119,082
Jordan Government Bond, 7.387%, 8/30/14	JOD	1,300,000	1,815,103

Total Jordan			$6,418,581

Mexico — 3.3%
Mexican Bonos, 7.00%, 6/19/14	MXN	1,253,707,000	$102,414,272
Mexican Bonos, 8.00%, 12/19/13	MXN	797,010,000	64,698,938
Mexican Bonos, 9.00%, 6/20/13	MXN	918,355,000	73,515,638

Total Mexico			$240,628,848

Mongolia — 0.1%
Mongolia Government International Bond, 4.125%, 1/5/18(1)	USD	6,980,000	$6,873,987

Total Mongolia			$6,873,987

New Zealand — 6.1%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	14,107,800	$12,633,054
New Zealand Government Bond, 5.00%, 3/15/19	NZD	33,390,000	30,802,607
New Zealand Government Bond, 5.50%, 4/15/23	NZD	187,383,000	181,187,907
New Zealand Government Bond, 6.00%, 12/15/17	NZD	33,390,000	31,796,088
New Zealand Government Bond, 6.00%, 5/15/21	NZD	183,930,000	181,531,029

Total New Zealand			$437,950,685

Nigeria — 0.1%
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	1,392,230,000	$11,416,372

Total Nigeria			$11,416,372

Paraguay — 0.1%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	8,147,000	$8,106,265

Total Paraguay			$8,106,265

Philippines — 2.3%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030,000	$8,830,862
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440,000	8,384,847
Republic of the Philippines, 5.00%, 8/18/18	PHP	585,790,000	15,405,564
Republic of the Philippines, 5.875%, 1/31/18	PHP	445,190,000	12,106,977
Republic of the Philippines, 6.25%, 1/14/36	PHP	2,428,000,000	76,387,858
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300,000	7,124,861
Republic of the Philippines, 8.75%, 3/3/13	PHP	456,650,000	11,298,712
Republic of the Philippines, 9.125%, 9/4/16	PHP	879,820,000	25,860,739

Total Philippines			$165,400,420

2

Security	Principal Amount		Value
Romania — 1.4%
Romania Government Bond, 5.80%, 10/26/15	RON	173,640,000	$54,065,029
Romania Government Bond, 5.85%, 7/28/14	RON	45,210,000	14,051,918
Romania Government Bond, 5.90%, 7/26/17	RON	89,230,000	27,985,540
Romania Government Bond, 11.00%, 3/5/14	RON	9,870,000	3,226,427

Total Romania			$99,328,914

Russia — 1.0%
Russia Government Bond, 6.88%, 7/15/15	RUB	275,810,000	$9,387,575
Russia Government Bond, 7.00%, 6/3/15	RUB	275,810,000	9,421,165
Russia Government Bond, 7.10%, 3/13/14	RUB	1,067,180,000	36,108,248
Russia Government Bond, 8.10%, 11/26/14	RUB	127,600,000	4,427,404
Russia Government Bond, 12.00%, 8/20/14	RUB	344,230,000	12,542,167

Total Russia			$71,886,559

Serbia — 3.0%
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	1,297,380,000	$15,546,631
Serbia Treasury Bill, 0.00%, 4/25/13	RSD	2,814,850,000	33,553,735
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	358,540,000	4,180,377
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	4,365,640,000	49,227,320
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	420,000,000	4,714,645
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	784,600,000	8,717,610
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	791,300,000	8,682,480
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	4,181,000,000	45,401,947
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	765,280,000	8,292,961
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	996,190,000	11,748,921
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950,000	16,544,166
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100,000	7,479,618

Total Serbia			$214,090,411

Slovenia — 0.5%
Republic of Slovenia, 4.375%, 1/18/21(5)	EUR	9,046,000	$11,869,355
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	21,537,000	22,371,559

Total Slovenia			$34,240,914

Sri Lanka — 1.4%
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	36,130,000	$39,201,050
Republic of Sri Lanka, 6.25%, 10/4/20(5)	USD	1,010,000	1,095,850
Sri Lanka Government Bond, 7.50%, 8/1/13	LKR	196,000,000	1,532,142
Sri Lanka Government Bond, 8.50%, 7/15/13	LKR	100,000,000	786,136
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	1,962,420,000	14,075,573
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	3,767,430,000	25,836,582
Sri Lanka Government Bond, 10.50%, 4/1/13	LKR	1,502,670,000	11,896,961
Sri Lanka Government Bond, 11.75%, 4/1/14	LKR	589,910,000	4,716,368
Sri Lanka Government Bond, 11.75%, 3/15/15	LKR	350,000,000	2,816,373

Total Sri Lanka			$101,957,035

Turkey — 5.2%
Turkey Government Bond, 0.00%, 2/20/13	TRY	136,610,000	$77,519,136
Turkey Government Bond, 0.00%, 5/15/13	TRY	188,878,000	105,903,774
Turkey Government Bond, 0.00%, 7/17/13	TRY	40,426,000	22,440,883

3

Security	Principal Amount		Value
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	21,194,002	$14,014,854
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	194,373,148	134,444,881
Turkey Government Bond, 10.00%, 4/10/13	TRY	32,342,000	18,595,156

Total Turkey			$372,918,684

Uruguay — 0.0%(3)
Monetary Regulation Bill, 0.00%, 2/27/14(2)	UYU	27,770,663	$1,424,930

Total Uruguay			$1,424,930

Total Foreign Government Bonds (identified cost $2,309,925,081)			$2,428,256,346

Foreign Corporate Bonds & Notes — 0.1%

Security	Principal Amount		Value
Chile — 0.1%
JPMorgan Chilean Inflation Linked Note, 3.80%, 11/17/15(2)	USD	3,815,106	$3,922,707

Total Chile (identified cost $3,000,000)			$3,922,707

Total Foreign Corporate Bonds & Notes (identified cost $3,000,000)			$3,922,707

Debt Obligations - United States — 25.1%

Corporate Bonds & Notes — 0.0%(3)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$663,943

Total Corporate Bonds & Notes (identified cost $523,861)			$663,943

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$246,156	$285,695
Series 1548, Class Z, 7.00%, 7/15/23		266,733	303,208
Series 1650, Class K, 6.50%, 1/15/24		1,676,053	1,827,196
Series 1817, Class Z, 6.50%, 2/15/26		202,086	218,719
Series 1927, Class ZA, 6.50%, 1/15/27		820,470	890,882
Series 2127, Class PG, 6.25%, 2/15/29		1,079,235	1,144,991
Series 2344, Class ZD, 6.50%, 8/15/31		1,655,520	1,840,621
Series 2458, Class ZB, 7.00%, 6/15/32		2,644,359	3,044,561

			$9,555,873

Federal National Mortgage Association:
Series 1992-180, Class F, 1.369%, 10/25/22(6)		$935,448	$953,266
Series 1993-16, Class Z, 7.50%, 2/25/23		945,451	1,098,151
Series 1993-79, Class PL, 7.00%, 6/25/23		648,115	744,792

4

Security	Principal Amount	Value
Series 1993-104, Class ZB, 6.50%, 7/25/23	$260,030	$297,239
Series 1993-121, Class Z, 7.00%, 7/25/23	3,783,779	4,347,887
Series 1993-141, Class Z, 7.00%, 8/25/23	721,566	829,719
Series 1994-42, Class ZQ, 7.00%, 4/25/24	4,428,218	5,123,287
Series 1994-79, Class Z, 7.00%, 4/25/24	831,737	967,672
Series 1994-89, Class ZQ, 8.00%, 7/25/24	643,080	764,370
Series 1996-35, Class Z, 7.00%, 7/25/26	206,905	242,091
Series 1998-16, Class H, 7.00%, 4/18/28	574,834	669,452
Series 1998-44, Class ZA, 6.50%, 7/20/28	1,088,909	1,271,206
Series 1999-25, Class Z, 6.00%, 6/25/29	1,463,533	1,645,711
Series 2000-2, Class ZE, 7.50%, 2/25/30	276,146	329,173
Series 2000-49, Class A, 8.00%, 3/18/27	793,796	952,233
Series 2001-31, Class ZA, 6.00%, 7/25/31	9,552,357	10,750,526
Series 2001-37, Class GA, 8.00%, 7/25/16	56,991	60,731
Series 2001-74, Class QE, 6.00%, 12/25/31	3,296,654	3,714,230
Series 2009-48, Class WA, 5.852%, 7/25/39(7)	10,768,250	12,343,334
Series 2011-38, Class SA, 12.889%, 5/25/41(8)	13,929,490	15,363,417
Series G48, Class Z, 7.10%, 12/25/21	816,750	923,222
Series G92-60, Class Z, 7.00%, 10/25/22	1,809,138	2,024,515
Series G93-1, Class K, 6.675%, 1/25/23	1,182,156	1,343,392
Series G93-31, Class PN, 7.00%, 9/25/23	3,588,593	4,132,672
Series G93-41, Class ZQ, 7.00%, 12/25/23	7,408,176	8,536,591
Series G94-7, Class PJ, 7.50%, 5/17/24	1,157,524	1,356,575

		$80,785,454

Government National Mortgage Association:
Series 1994-7, Class PQ, 6.50%, 10/16/24	$821,891	$936,453
Series 1996-22, Class Z, 7.00%, 10/16/26	661,821	757,060
Series 1999-42, Class Z, 8.00%, 11/16/29	1,878,258	2,175,096
Series 2000-21, Class Z, 9.00%, 3/16/30	2,687,224	3,355,066
Series 2001-35, Class K, 6.45%, 10/26/23	266,451	300,993
Series 2002-48, Class OC, 6.00%, 9/16/30	414,255	416,983

		$7,941,651

Total Collateralized Mortgage Obligations (identified cost $91,460,004)		$98,282,978

Commercial Mortgage-Backed Securities — 0.0%(3)

Security	Principal Amount	Value
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43(7)	$2,653,258	$2,726,984

Total Commercial Mortgage-Backed Securities (identified cost $2,667,673)		$2,726,984

Mortgage Pass-Throughs — 19.0%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.892%, with maturity at 2035(9)	$5,575,227	$5,947,397
3.234%, with maturity at 2029(9)	993,641	1,016,759
3.436%, with maturity at 2023(9)	256,930	271,343
4.329%, with maturity at 2030(9)	1,406,601	1,550,778
4.50%, with maturity at 2018	2,575,642	2,741,111

5

Security	Principal Amount	Value
5.00%, with various maturities to 2019	$3,078,890	$3,291,615
5.50%, with various maturities to 2019	9,202,730	9,763,944
6.00%, with various maturities to 2035(10)	56,649,048	63,824,341
6.50%, with various maturities to 2033	48,597,911	56,196,632
6.60%, with maturity at 2030	2,401,689	2,862,880
7.00%, with various maturities to 2036	48,006,461	56,911,139
7.31%, with maturity at 2026	241,698	293,428
7.50%, with various maturities to 2035	26,278,263	31,445,416
7.95%, with maturity at 2022	393,381	468,555
8.00%, with various maturities to 2031	6,904,428	8,385,705
8.15%, with maturity at 2021	176,737	204,696
8.30%, with maturity at 2021	57,786	66,893
8.47%, with maturity at 2018	97,831	107,404
8.50%, with various maturities to 2028	954,854	1,154,156
9.00%, with various maturities to 2027	1,725,772	2,059,302
9.50%, with maturity at 2027	221,273	272,949
9.75%, with maturity at 2016	3,347	3,769
10.00%, with various maturities to 2020	518,465	592,338
10.50%, with maturity at 2021	317,656	368,995
11.00%, with maturity at 2016	324,906	350,031

		$250,151,576

Federal National Mortgage Association:
2.25%, with maturity at 2022(9)	$1,861,640	$1,921,912
2.258%, with maturity at 2027(9)	375,982	389,903
2.261%, with various maturities to 2035(9)	24,956,077	26,164,398
2.27%, with maturity at 2038(9)	1,284,540	1,345,200
2.275%, with maturity at 2028(9)	244,638	257,202
2.288%, with various maturities to 2033(9)	19,519,993	20,365,920
2.332%, with maturity at 2035(9)	5,093,644	5,312,076
2.411%, with maturity at 2025(9)	1,316,185	1,374,885
2.611%, with maturity at 2024(9)	925,430	971,335
3.284%, with maturity at 2023(9)	128,230	134,098
3.653%, with maturity at 2034(9)	3,526,981	3,865,586
3.80%, with maturity at 2035(9)	11,579,718	12,723,216
4.116%, with maturity at 2035(9)	9,471,423	10,418,565
5.00%, with various maturities to 2018	3,713,728	4,008,034
5.50%, with various maturities to 2023(10)	15,437,163	16,535,957
6.00%, with various maturities to 2038(10)	384,568,456	426,040,030
6.325%, with maturity at 2032(9)	3,587,588	3,973,254
6.50%, with various maturities to 2036	151,517,083	171,539,332
7.00%, with various maturities to 2036	117,515,667	139,419,570
7.062%, with maturity at 2025(9)	117,196	126,096
7.50%, with various maturities to 2037	82,768,117	100,003,427
8.00%, with various maturities to 2030	6,322,790	7,746,933
8.50%, with various maturities to 2037	9,841,687	12,361,570
9.00%, with various maturities to 2032	3,097,703	3,781,634
9.092%, with maturity at 2028(7)	419,923	478,700
9.50%, with various maturities to 2031	2,563,092	3,126,409
10.50%, with maturity at 2029	293,735	349,328
10.589%, with maturity at 2027(7)	404,400	463,990
11.00%, with maturity at 2016	6,506	6,812
11.50%, with maturity at 2031	403,852	487,686

		$975,693,058

6

Security	Principal Amount	Value
Government National Mortgage Association:
2.00%, with maturity at 2024(9)	$554,594	$580,501
6.00%, with various maturities to 2033	49,646,063	57,347,324
6.50%, with various maturities to 2032	5,287,335	6,179,595
7.00%, with various maturities to 2035	42,204,119	50,876,952
7.50%, with various maturities to 2031	6,788,653	8,054,676
7.75%, with maturity at 2019	30,602	35,812
8.00%, with various maturities to 2034	16,494,085	19,841,653
8.30%, with various maturities to 2020	80,164	88,762
8.50%, with various maturities to 2021	835,828	932,543
9.00%, with various maturities to 2025	350,048	420,064
9.50%, with various maturities to 2026	1,301,371	1,655,674

		$146,013,556

Total Mortgage Pass-Throughs (identified cost $1,328,758,774)		$1,371,858,190

U.S. Government Agency Obligations — 4.7%

Security	Principal Amount	Value
Federal Home Loan Bank:
4.125%, 12/13/19(10)	$20,000,000	$23,490,840
4.125%, 3/13/20(10)	65,000,000	76,343,280
4.625%, 9/11/20	19,325,000	23,409,861
5.25%, 12/11/20(10)	11,545,000	14,570,898
5.25%, 12/9/22(10)	14,850,000	18,853,872
5.365%, 9/9/24	12,700,000	16,316,515
5.375%, 9/30/22	49,780,000	63,766,886
5.375%, 8/15/24(10)	22,000,000	28,348,298
5.625%, 6/11/21(10)	12,850,000	16,489,313
5.75%, 6/12/26	14,850,000	19,774,572

		$301,364,335

United States Agency for International Development – Israel:
5.50%, 12/4/23	$5,000,000	$6,482,585
5.50%, 4/26/24	22,500,000	29,177,662

		$35,660,247

Total U.S. Government Agency Obligations (identified cost $290,780,546)		$337,024,582

U.S. Treasury Obligations — 0.0%(3)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(10)	$1,500,000	$2,221,055

Total U.S. Treasury Obligations (identified cost $1,706,769)		$2,221,055

Total Debt Obligations - United States (identified cost $1,715,897,627)		$1,812,777,732

7

Common Stocks — 0.9%

Security	Shares	Value
France — 0.1%
Sanofi	55,792	$5,438,950
Total SA	96,791	5,245,329

Total France		$10,684,279

Germany — 0.6%
Deutsche EuroShop AG	319,916	$13,619,716
Deutsche Wohnen AG	693,794	13,357,295
GSW Immobilien AG	313,115	13,361,047

Total Germany		$40,338,058

Luxembourg — 0.2%
GAGFAH SA(11)	1,109,785	$13,580,835

Total Luxembourg		$13,580,835

Total Common Stocks (identified cost $53,440,572)		$64,603,172

Precious Metals — 2.4%

Description	Troy Ounces	Value
Platinum(11)	104,260	$175,052,271

Total Precious Metals (identified cost $182,943,855)		$175,052,271

Currency Call Options Purchased — 0.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	2,863,000	INR	54.00	8/12/13	$1,117,265
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	1,762,000	INR	54.00	8/12/13	687,607
Indian Rupee	Bank of America	INR	4,068,093	INR	52.00	5/6/13	486,351
Indian Rupee	Bank of America	INR	3,709,482	INR	52.00	5/6/13	443,478
Indian Rupee	Bank of America	INR	3,921,500	INR	55.00	7/1/13	2,220,414
Indian Rupee	Bank of America	INR	2,904,000	INR	54.00	8/12/13	1,133,264
Indian Rupee	Bank of America	INR	3,432,000	INR	55.00	8/16/13	1,895,827
Indian Rupee	Barclays Bank PLC	INR	4,073,798	INR	52.00	5/6/13	487,033
Indian Rupee	Barclays Bank PLC	INR	2,920,000	INR	54.00	8/12/13	1,139,508
Indian Rupee	Deutsche Bank	INR	3,211,300	INR	51.00	5/8/13	204,729
Indian Rupee	Deutsche Bank	INR	2,570,000	INR	54.00	8/12/13	1,002,923
Indian Rupee	Goldman Sachs International	INR	3,725,500	INR	51.00	5/8/13	237,510
Indian Rupee	Goldman Sachs International	INR	3,267,000	INR	55.00	7/1/13	1,849,826
Indian Rupee	Goldman Sachs International	INR	1,700,000	INR	54.00	8/12/13	663,412
Indian Rupee	Goldman Sachs International	INR	2,185,000	INR	55.00	8/19/13	1,214,505
Indian Rupee	HSBC Bank USA	INR	3,847,800	INR	53.00	7/3/13	970,595
Indian Rupee	JPMorgan Chase Bank	INR	3,280,700	INR	53.00	7/3/13	827,546
Indian Rupee	JPMorgan Chase Bank	INR	1,951,000	INR	54.00	8/12/13	761,363

8

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank	INR	1,538,000	INR	54.00	8/12/13	$600,193
Indian Rupee	Standard Chartered Bank	INR	3,304,700	INR	52.00	5/6/13	395,085
Indian Rupee	Standard Chartered Bank	INR	2,183,600	INR	53.00	7/3/13	550,806

Total Currency Call Options Purchased (identified cost $14,123,815)							$18,889,240

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
South Korean Won	Bank of America	KRW	51,520,000	KRW	1,120.00	6/14/13	$614,119
South Korean Won	Deutsche Bank	KRW	59,360,000	KRW	1,120.00	6/14/13	707,572
South Korean Won	Deutsche Bank	KRW	61,435,360	KRW	1,120.00	6/18/13	749,123
South Korean Won	Goldman Sachs International	KRW	56,397,600	KRW	1,120.00	6/18/13	687,694
South Korean Won	Standard Chartered Bank	KRW	48,160,000	KRW	1,120.00	6/14/13	574,068
South Korean Won	Standard Chartered Bank	KRW	59,916,640	KRW	1,120.00	6/18/13	730,604
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	449,995	CNH	6.50	5/20/13	10,290
Yuan Offshore Renminbi	Citibank NA	CNH	425,666	CNH	6.50	5/20/13	9,734
Yuan Offshore Renminbi	HSBC Bank USA	CNH	481,026	CNH	6.50	5/20/13	11,000
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	403,052	CNH	6.50	5/20/13	9,216

Total Currency Put Options Purchased (identified cost $5,645,572)							$4,103,420

Interest Rate Swaptions — 0.0%(3)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$99,600,000	$1,381,352

Total Interest Rate Swaptions (identified cost $6,205,080)				$1,381,352

Put Options Purchased — 0.0%(3)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	1,360	$95.00	8/12/13	$3,386,400

Total Put Options Purchased (identified cost $9,622,080)					$3,386,400

9

Short-Term Investments — 46.0%

Foreign Government Securities — 23.8%

Security	Principal Amount (000’s omitted)		Value
Croatia — 0.7%
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	3,637	$4,935,546
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	6,953	9,419,350
Croatia Treasury Bill, 0.00%, 3/7/13	EUR	5,000	6,769,661
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	7,111	9,622,178
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	7,396	9,995,971
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	7,050	9,523,451

Total Croatia			$50,266,157

Georgia — 0.6%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	12,265	$12,336,858
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	17,671	17,743,174
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	12,837	7,704,112
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	9,290	5,508,213
Georgia Treasury Bill, 0.00%, 1/16/14	GEL	2,000	1,138,608

Total Georgia			$44,430,965

Hong Kong — 3.5%
Hong Kong Treasury Bill, 0.00%, 2/6/13	HKD	817,000	$105,346,191
Hong Kong Treasury Bill, 0.00%, 5/2/13	HKD	1,133,000	146,070,148

Total Hong Kong			$251,416,339

Malaysia — 5.0%
Bank Negara Monetary Note, 0.00%, 2/7/13	MYR	99,282	$31,939,073
Bank Negara Monetary Note, 0.00%, 2/19/13	MYR	113,214	36,385,981
Bank Negara Monetary Note, 0.00%, 2/26/13	MYR	147,237	47,293,370
Bank Negara Monetary Note, 0.00%, 2/28/13	MYR	94,400	30,316,865
Bank Negara Monetary Note, 0.00%, 3/28/13	MYR	108,240	34,684,450
Bank Negara Monetary Note, 0.00%, 4/18/13	MYR	42,879	13,716,623
Bank Negara Monetary Note, 0.00%, 4/23/13	MYR	103,527	33,104,271
Bank Negara Monetary Note, 0.00%, 4/30/13	MYR	378,645	121,009,245
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	34,255	10,945,551

Total Malaysia			$359,395,429

Mexico — 1.2%
Mexico Cetes, 0.00%, 2/7/13	MXN	952,227	$74,873,684
Mexico Cetes, 0.00%, 2/21/13	MXN	129,351	10,153,686

Total Mexico			$85,027,370

Nigeria — 4.5%
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	5,567,500	$35,061,826
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	2,761,000	17,276,586
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	8,032,600	50,128,995
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	2,138,000	13,305,250
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	1,467,500	9,095,610
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	3,668,200	22,646,671

10

Security	Principal Amount (000’s omitted)		Value
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	1,253,000	$7,706,528
Nigeria Treasury Bill, 0.00%, 6/27/13	NGN	1,000,000	6,098,155
Nigeria Treasury Bill, 0.00%, 8/8/13	NGN	862,737	5,200,022
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	26,180,000	156,412,797
Nigeria Treasury Bill, 0.00%, 9/26/13	NGN	316,884	1,881,039

Total Nigeria			$324,813,479

Philippines — 1.7%
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	698,656	$17,171,895
Philippine Treasury Bill, 0.00%, 2/13/13	PHP	250,300	6,151,775
Philippine Treasury Bill, 0.00%, 2/20/13	PHP	298,110	7,326,574
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	1,173,800	28,846,101
Philippine Treasury Bill, 0.00%, 4/10/13	PHP	35,780	879,183
Philippine Treasury Bill, 0.00%, 4/17/13	PHP	60,530	1,487,310
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	225,370	5,537,630
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	258,670	6,354,914
Philippine Treasury Bill, 0.00%, 5/29/13	PHP	80,730	1,982,973
Philippine Treasury Bill, 0.00%, 6/13/13	PHP	28,640	703,359
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	180,240	4,424,245
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	642,930	15,776,869
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	603,050	14,794,083
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	171,260	4,195,356
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	151,570	3,710,774
Philippine Treasury Bill, 0.00%, 12/11/13	PHP	200,000	4,880,141

Total Philippines			$124,223,182

Romania — 0.5%
Romania Treasury Bill, 0.00%, 1/15/14	RON	125,400	$36,793,619

Total Romania			$36,793,619

Serbia — 1.9%
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,101,100	$25,537,204
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	598,940	7,191,703
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	703,090	8,408,054
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	1,940,860	22,922,628
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	209,100	2,453,860
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	734,800	8,583,344
Serbia Treasury Bill, 0.00%, 7/12/13	RSD	795,400	9,251,940
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	3,921,200	44,762,569
Serbia Treasury Bill, 0.00%, 10/31/13	RSD	670,500	7,544,726

Total Serbia			$136,656,028

Singapore — 0.0%(3)
Singapore Treasury Bill, 0.00%, 4/4/13	SGD	1,100	$888,437

Total Singapore			$888,437

South Korea — 1.0%
Korea Monetary Stabilization Bond, 0.00%, 2/5/13	KRW	11,023,910	$10,120,631
Korea Monetary Stabilization Bond, 0.00%, 3/5/13	KRW	16,556,710	15,168,854
Korea Monetary Stabilization Bond, 0.00%, 3/12/13	KRW	4,577,930	4,192,031
Korea Monetary Stabilization Bond, 0.00%, 3/19/13	KRW	6,737,580	6,166,075
Korea Monetary Stabilization Bond, 0.00%, 4/9/13	KRW	12,377,010	11,310,411
Korea Monetary Stabilization Bond, 0.00%, 4/16/13	KRW	5,387,910	4,920,480
Korea Monetary Stabilization Bond, 0.00%, 4/23/13	KRW	10,000,000	9,127,658

11

Security	Principal Amount (000’s omitted)		Value
Korea Monetary Stabilization Bond, 0.00%, 4/30/13	KRW	11,152,300	$10,175,080

Total South Korea			$71,181,220

Sri Lanka — 2.5%
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	2,171,530	$17,182,677
Sri Lanka Treasury Bill, 0.00%, 2/1/13	LKR	5,000,000	39,563,514
Sri Lanka Treasury Bill, 0.00%, 2/8/13	LKR	331,340	2,620,456
Sri Lanka Treasury Bill, 0.00%, 2/15/13	LKR	659,700	5,208,012
Sri Lanka Treasury Bill, 0.00%, 2/22/13	LKR	1,827,000	14,397,367
Sri Lanka Treasury Bill, 0.00%, 3/1/13	LKR	745,000	5,860,195
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,501,000	11,785,274
Sri Lanka Treasury Bill, 0.00%, 3/8/13	LKR	1,422,520	11,169,062
Sri Lanka Treasury Bill, 0.00%, 3/22/13	LKR	1,400,000	10,952,365
Sri Lanka Treasury Bill, 0.00%, 3/29/13	LKR	1,643,490	12,833,834
Sri Lanka Treasury Bill, 0.00%, 4/5/13	LKR	181,720	1,416,452
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	264,450	2,057,630
Sri Lanka Treasury Bill, 0.00%, 8/30/13	LKR	105,900	791,434
Sri Lanka Treasury Bill, 0.00%, 10/4/13	LKR	882,170	6,524,650
Sri Lanka Treasury Bill, 0.00%, 10/18/13	LKR	681,000	5,016,036
Sri Lanka Treasury Bill, 0.00%, 10/25/13	LKR	642,000	4,719,021
Sri Lanka Treasury Bill, 0.00%, 11/1/13	LKR	669,390	4,910,154
Sri Lanka Treasury Bill, 0.00%, 12/6/13	LKR	1,490,130	10,819,070
Sri Lanka Treasury Bill, 0.00%, 12/20/13	LKR	2,111,800	15,268,551

Total Sri Lanka			$183,095,754

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 2/15/13	UYU	32,230	$1,681,254
Monetary Regulation Bill, 0.00%, 2/26/13	UYU	50,990	2,651,278
Monetary Regulation Bill, 0.00%, 3/22/13(2)	UYU	230,489	12,034,421
Monetary Regulation Bill, 0.00%, 4/26/13(2)	UYU	241,700	12,596,745
Monetary Regulation Bill, 0.00%, 5/31/13(2)	UYU	323,577	16,832,335
Monetary Regulation Bill, 0.00%, 7/5/13(2)	UYU	106,781	5,544,625
Monetary Regulation Bill, 0.00%, 9/13/13	UYU	20,000	985,758

Total Uruguay			$52,326,416

Total Foreign Government Securities (identified cost $1,699,875,148)			$1,720,514,395

U.S. Treasury Obligations — 2.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/13(10)		$54,420	$54,419,728
U.S. Treasury Bill, 0.00%, 2/28/13(10)		100,000	99,997,800

Total U.S. Treasury Obligations (identified cost $154,416,591)			$154,417,528

12

Repurchase Agreements — 9.5%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/28/13 with a maturity date of 2/11/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 49,928,832, collateralized by EUR 43,520,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $67,749,735.	EUR	49,930	$67,795,673
Dated 1/28/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 24,984,841, collateralized by EUR 20,760,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $33,807,552.	EUR	24,993	33,935,469
Dated 1/29/13 with a maturity date of 2/15/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 75,098,961, collateralized by EUR 65,620,000 Government of France 3.75%, due 4/25/17 and a market value, including accrued interest, of $102,153,897.	EUR	75,102	101,973,686
Dated 1/29/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 16,705,738, collateralized by EUR 14,700,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $22,690,323.	EUR	16,711	22,690,157
Dated 1/29/13 with a maturity date of 2/25/13, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 22,609,902, collateralized by EUR 18,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $30,767,213.	EUR	22,617	30,709,342
Barclays Bank PLC:
Dated 1/16/13 with a maturity date of 2/21/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 56,282,477, collateralized by EUR 48,350,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $76,773,966.	EUR	56,286	76,425,663
Citibank NA:
Dated 1/29/13 with a maturity date of 2/28/13, an interest rate of 0.12% payable by the Portfolio and repurchase proceeds of EUR 90,115,583, collateralized by EUR 77,194,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $122,574,758.	EUR	90,124	122,370,442
Nomura International PLC:
Dated 1/17/13 with a maturity date of 3/11/13, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of EUR 15,640,540, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $21,302,493.	EUR	15,645	21,242,405
Dated 1/24/13 with a maturity date of 2/28/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 31,098,581, collateralized by EUR 30,900,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $41,971,135.	EUR	31,100	42,227,440
Dated 1/28/13 with a maturity date of 2/6/13, an interest rate of 0.16% payable by the Portfolio and repurchase proceeds of EUR 55,390,415, collateralized by EUR 48,250,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $75,441,426.	EUR	55,392	75,211,162
Dated 1/28/13 with a maturity date of 2/11/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 66,047,626, collateralized by EUR 57,600,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $89,518,027.	EUR	66,050	89,682,266

Total Repurchase Agreements (identified cost $677,691,695)			$684,263,705

13

Other — 10.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$763,070	$763,069,848

Total Other (identified cost $763,069,848)		$763,069,848

Total Short-Term Investments (identified cost $3,295,053,282)		$3,322,265,476

Total Investments — 108.5% (identified cost $7,595,856,964)		$7,834,638,116

Currency Call Options Written — (0.1)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	3,643,326	INR	54.00	8/12/13	$(1,421,781)
Indian Rupee	Citibank NA	INR	3,463,398	INR	54.00	8/12/13	(1,351,565)
Indian Rupee	Deutsche Bank	INR	1,861,654	INR	54.00	8/12/13	(726,497)
Indian Rupee	Goldman Sachs International	INR	3,432,000	INR	55.00	8/16/13	(1,906,473)
Indian Rupee	HSBC Bank USA	INR	3,780,918	INR	54.00	8/12/13	(1,475,475)
Indian Rupee	JPMorgan Chase Bank	INR	2,185,000	INR	55.00	8/19/13	(1,214,505)
Indian Rupee	Nomura International PLC	INR	3,780,918	INR	54.00	8/12/13	(1,475,475)
Indian Rupee	Standard Chartered Bank	INR	1,734,786	INR	54.00	8/12/13	(676,987)

Total Currency Call Options Written (premiums received $17,480,977)							$(10,248,758)

Currency Put Options Written — (0.1)%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	2,317,250	INR	65.00	7/1/13	$(35,593)
Indian Rupee	Goldman Sachs International	INR	1,930,500	INR	65.00	7/1/13	(29,653)
Indian Rupee	HSBC Bank USA	INR	2,323,200	INR	64.00	7/3/13	(48,657)
Indian Rupee	JPMorgan Chase Bank	INR	1,980,800	INR	64.00	7/3/13	(41,485)
Indian Rupee	Standard Chartered Bank	INR	1,318,400	INR	64.00	7/3/13	(27,612)
South Korean Won	Bank of America	KRW	51,520,000	KRW	1,120.00	6/14/13	(614,119)
South Korean Won	Citibank NA	KRW	60,607,680	KRW	1,120.00	6/18/13	(739,030)
South Korean Won	Citibank NA	KRW	61,435,360	KRW	1,120.00	6/18/13	(749,123)
South Korean Won	JPMorgan Chase Bank	KRW	59,360,000	KRW	1,120.00	6/14/13	(707,572)
South Korean Won	Standard Chartered Bank	KRW	48,160,000	KRW	1,120.00	6/14/13	(574,068)
South Korean Won	Standard Chartered Bank	KRW	55,706,560	KRW	1,120.00	6/18/13	(679,268)

Total Currency Put Options Written (premiums received $8,327,407)							$(4,246,180)

Other Assets, Less Liabilities — (8.3)%							$(598,192,952)

Net Assets — 100.0%							$7,221,950,226

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

14

MLMT	-	Merrill Lynch Mortgage Trust

BRL	-	Brazilian Real

CNH	-	Yuan Offshore Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $95,272,960 or 1.3% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $12,965,205 or 0.2% of the Portfolio’s net assets.

(6)	Floating-rate security.

(7)	Weighted average fixed-rate coupon that changes/updates monthly.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.

(9)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.

15

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(11)	Non-income producing.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $117,783.

Securities Sold Short — (9.9)%

Foreign Government Bonds — (9.3)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.2)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(57,600)	$(88,505,591)

Total Belgium			$(88,505,591)

France — (6.0)%
Government of France, 3.75%, 4/25/17	EUR	(109,140)	$(165,610,171)
Government of France, 3.75%, 10/25/19	EUR	(48,250)	(74,775,069)
Government of France, 4.00%, 10/25/38	EUR	(125,544)	(197,499,309)

Total France			$(437,884,549)

Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(30,900)	$(41,798,713)

Total Germany			$(41,798,713)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(20,825,067)

Total Spain			$(20,825,067)

Supranational — (1.2)%
European Investment Bank, 3.625%, 1/15/21	EUR	(14,700)	$(22,656,624)
European Investment Bank, 4.25%, 4/15/19	EUR	(20,760)	(32,849,162)
European Investment Bank, 4.625%, 4/15/20	EUR	(18,300)	(29,847,846)

Total Supranational			$(85,353,632)

Total Foreign Government Bonds (proceeds $623,398,185)			$(674,367,552)

Common Stocks — (0.6)%

Security	Shares		Value
China — (0.6)%
Agricultural Bank of China, Ltd., Class H		(20,745,000)	$(11,270,042)
Bank of China, Ltd., Class H		(22,484,000)	(11,107,196)
China Construction Bank Corp., Class H		(12,602,000)	(10,870,872)
Industrial & Commercial Bank of China, Ltd., Class H		(14,180,000)	(10,679,092)

Total Common Stocks (proceeds $32,619,146)			$(43,927,202)

Total Securities Sold Short (proceeds $656,017,331)			$(718,294,754)

EUR	-	Euro

16

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $243,978,580 or 3.4% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 15,483,200,000	Euro 52,193,494	JPMorgan Chase Bank	$(999,282)
2/1/13	Sri Lankan Rupee 1,386,453,925	United States Dollar 10,993,133	Citibank NA	20,011
2/1/13	Sri Lankan Rupee 5,000,000,000	United States Dollar 39,984,006	HSBC Bank USA	411,391
2/7/13	Euro 3,637,000	United States Dollar 4,831,991	Standard Chartered Bank	(106,417)
2/7/13	Mexican Peso 978,510,000	United States Dollar 77,171,299	BNP Paribas SA	227,626
2/12/13	Japanese Yen 6,560,541,000	United States Dollar 72,296,844	Goldman Sachs International	550,109
2/14/13	Serbian Dinar 65,018,000	Euro 577,732	Citibank NA	(6,436)
2/14/13	Serbian Dinar 1,851,869,397	Euro 16,452,287	Deutsche Bank	(187,278)
2/15/13	Sri Lankan Rupee 659,700,000	United States Dollar 5,229,489	Standard Chartered Bank	23,655
2/19/13	Australian Dollar 204,764,000	United States Dollar 215,202,869	Deutsche Bank	1,918,810
2/20/13	Euro 153,050,932	United States Dollar 197,909,512	Australia and New Zealand Banking Group Limited	(9,922,422)
2/20/13	Euro 103,303,693	United States Dollar 132,890,126	Bank of America	(7,388,707)
2/20/13	Euro 262,886,082	United States Dollar 338,730,992	Goldman Sachs International	(18,249,014)
2/20/13	New Turkish Lira 17,890,000	United States Dollar 9,801,666	JPMorgan Chase Bank	(345,823)
2/22/13	New Taiwan Dollar 1,050,167,000	United States Dollar 36,280,211	Australia and New Zealand Banking Group Limited	731,469
2/22/13	New Taiwan Dollar 217,295,079	United States Dollar 7,506,912	Deutsche Bank	151,352
2/22/13	Sri Lankan Rupee 1,827,000,000	United States Dollar 14,517,282	Standard Chartered Bank	127,004
2/25/13	New Taiwan Dollar 1,094,131,000	United States Dollar 37,852,655	Australia and New Zealand Banking Group Limited	818,863
2/25/13	New Taiwan Dollar 1,055,508,000	United States Dollar 36,520,241	Barclays Bank PLC	793,747

17

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/25/13	New Taiwan Dollar 1,319,915,000	United States Dollar 45,663,899	Standard Chartered Bank	$987,842
2/28/13	British Pound Sterling 2,834,615	United States Dollar 4,535,129	State Street Bank and Trust Co.	40,037
2/28/13	Euro 6,953,000	United States Dollar 9,312,327	Standard Chartered Bank	(129,774)
3/4/13	Brazilian Real 262,679,000	United States Dollar 131,405,203	BNP Paribas SA	(105,261)
3/4/13	Brazilian Real 315,803,000	United States Dollar 157,972,588	BNP Paribas SA	(134,451)
3/4/13	New Zealand Dollar 116,495,864	United States Dollar 95,456,711	BNP Paribas SA	(2,124,889)
3/6/13	Chilean Peso 1,984,800,000	United States Dollar 4,081,851	BNP Paribas SA	(109,598)
3/7/13	Euro 5,000,000	United States Dollar 6,574,900	State Street Bank and Trust Co.	(215,316)
3/7/13	New Taiwan Dollar 1,010,820,000	United States Dollar 34,910,033	Barclays Bank PLC	698,957
3/8/13	New Taiwan Dollar 862,537,000	United States Dollar 29,826,994	Barclays Bank PLC	633,408
3/8/13	New Taiwan Dollar 1,677,940,000	United States Dollar 58,022,062	Citibank NA	1,230,196
3/8/13	New Taiwan Dollar 1,125,211,000	United States Dollar 38,909,056	HSBC Bank USA	824,958
3/8/13	South African Rand 648,531,000	United States Dollar 74,511,248	Standard Bank	2,323,435
3/8/13	South African Rand 631,201,769	United States Dollar 72,560,268	Standard Chartered Bank	2,301,367
3/8/13	Sri Lankan Rupee 1,422,520,000	United States Dollar 10,980,471	HSBC Bank USA	(184,741)
3/11/13	Euro 118,673,542	United States Dollar 155,106,319	Bank of America	(6,060,994)
3/11/13	Euro 280,238,400	United States Dollar 362,509,388	Goldman Sachs International	(18,074,770)
3/14/13	Euro 7,111,000	United States Dollar 9,302,112	Deutsche Bank	(355,302)
3/19/13	Euro 61,070,000	United States Dollar 80,439,267	Goldman Sachs International	(2,501,866)
3/28/13	Euro 7,396,000	United States Dollar 9,897,105	JPMorgan Chase Bank	(148,134)
3/28/13	New Zealand Dollar 14,913,916	United States Dollar 12,438,206	Bank of America	(34,418)
3/28/13	New Zealand Dollar 392,136,985	United States Dollar 327,179,493	Goldman Sachs International	(767,730)
4/4/13	Euro 7,050,000	United States Dollar 9,426,449	Barclays Bank PLC	(149,220)
4/15/13	Hungarian Forint 8,325,700,000	Euro 27,735,692	JPMorgan Chase Bank	(632,983)

18

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
4/15/13	Hungarian Forint 6,292,861,413	Euro 21,139,685	Standard Chartered Bank	$(239,288)
4/15/13	Japanese Yen 13,029,000,000	United States Dollar 147,855,197	Toronto-Dominion Bank	5,306,639
4/16/13	Philippine Peso 624,767,276	United States Dollar 15,481,781	Barclays Bank PLC	120,093
4/16/13	Philippine Peso 703,509,000	United States Dollar 17,400,668	Barclays Bank PLC	102,890

				$(48,830,255)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 15,483,200,000	Euro 52,331,472	Credit Suisse International	$811,936
2/1/13	Sri Lankan Rupee 1,224,573,022	United States Dollar 9,695,748	Standard Chartered Bank	(3,837)
2/11/13	Swedish Krona 965,411,500	Euro 112,485,130	Credit Suisse International	(915,989)
2/19/13	Australian Dollar 68,800,000	United States Dollar 71,865,040	JPMorgan Chase Bank	(202,330)
2/19/13	Hong Kong Dollar 149,225,729	United States Dollar 19,257,666	Goldman Sachs International	(15,077)
2/19/13	Indian Rupee 1,209,523,000	United States Dollar 22,519,512	Bank of America	148,241
2/19/13	Indian Rupee 1,683,415,000	United States Dollar 31,348,510	Citibank NA	200,486
2/19/13	South Korean Won 53,715,891,650	United States Dollar 49,824,591	Goldman Sachs International	(521,381)
2/19/13	South Korean Won 18,462,042,350	United States Dollar 17,124,610	Standard Chartered Bank	(179,198)
2/19/13	Yuan Offshore Renminbi 173,486,000	United States Dollar 27,700,144	Goldman Sachs International	209,845
2/19/13	Yuan Offshore Renminbi 191,748,000	United States Dollar 30,613,555	Standard Chartered Bank	234,379
2/20/13	New Turkish Lira 21,849,880	United States Dollar 12,215,509	Bank of America	178,086
2/20/13	Yuan Offshore Renminbi 233,189,000	United States Dollar 37,096,564	Bank of America	415,814
2/20/13	Yuan Offshore Renminbi 449,058,000	United States Dollar 71,426,290	Barclays Bank PLC	812,252
2/22/13	New Taiwan Dollar 1,185,812,000	United States Dollar 41,024,459	Barclays Bank PLC	(884,057)
2/22/13	New Taiwan Dollar 1,042,659,079	United States Dollar 35,224,969	Standard Chartered Bank	69,627
2/22/13	New Taiwan Dollar 1,038,826,000	United States Dollar 35,939,318	Standard Chartered Bank	(774,475)
2/22/13	Singapore Dollar 90,329,300	United States Dollar 73,712,630	Deutsche Bank	(729,999)
2/22/13	Singapore Dollar 88,458,700	United States Dollar 72,180,249	Nomura International PLC	(708,991)
2/22/13	South Korean Won 28,024,879,000	United States Dollar 26,452,041	Barclays Bank PLC	(732,083)

19

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/22/13	South Korean Won 26,960,679,000	United States Dollar 25,448,287	Nomura International PLC	$(705,004)
2/22/13	Yuan Offshore Renminbi 269,553,000	United States Dollar 42,946,387	BNP Paribas SA	410,024
2/22/13	Yuan Offshore Renminbi 296,028,000	United States Dollar 47,169,763	Deutsche Bank	445,035
2/22/13	Yuan Offshore Renminbi 294,631,000	United States Dollar 46,943,422	HSBC Bank USA	446,674
2/26/13	South Korean Won 54,982,008,000	United States Dollar 51,093,772	Bank of America	(640,900)
2/28/13	Georgian Lari 1,700,900	United States Dollar 1,000,000	Liberty Bank	24,427
2/28/13	Yuan Renminbi 293,071,532	United States Dollar 46,640,705	JPMorgan Chase Bank	69,452
2/28/13	Yuan Renminbi 293,071,531	United States Dollar 46,625,864	Standard Chartered Bank	84,292
3/11/13	South African Rand 9,210,431	United States Dollar 1,040,903	Credit Suisse International	(16,111)
3/22/13	Indian Rupee 2,156,801,000	United States Dollar 39,616,855	JPMorgan Chase Bank	571,299
3/22/13	Indian Rupee 2,598,241,000	United States Dollar 47,720,992	Nomura International PLC	692,612
3/22/13	Indian Rupee 2,138,629,000	United States Dollar 39,279,458	Standard Chartered Bank	570,093
3/28/13	Indian Rupee 927,500,000	United States Dollar 17,082,132	Citibank NA	182,748
3/28/13	Indian Rupee 995,000,000	United States Dollar 18,318,559	Deutsche Bank	202,795
4/15/13	Indian Rupee 1,360,735,280	United States Dollar 24,508,700	Deutsche Bank	745,638
4/15/13	Indian Rupee 542,058,500	United States Dollar 9,763,214	JPMorgan Chase Bank	297,030
4/15/13	Indian Rupee 1,236,930,000	United States Dollar 22,282,811	Nomura International PLC	673,783
4/15/13	Indian Rupee 1,430,148,220	United States Dollar 25,758,922	Standard Chartered Bank	783,674
4/15/13	South Korean Won 39,447,669,000	United States Dollar 36,923,919	Bank of America	(811,565)
4/15/13	South Korean Won 34,784,431,000	United States Dollar 32,549,882	Nomura International PLC	(706,487)
4/17/13	Peruvian New Sol 65,537,000	United States Dollar 25,751,277	Bank of America	(367,955)
4/17/13	Peruvian New Sol 39,087,000	United States Dollar 15,373,451	Deutsche Bank	(234,554)
4/17/13	Peruvian New Sol 20,949,100	United States Dollar 8,237,397	Standard Chartered Bank	(123,541)
4/17/13	Peruvian New Sol 32,106,000	United States Dollar 12,620,283	Toronto-Dominion Bank	(185,217)
4/18/13	Peruvian New Sol 16,700,000	United States Dollar 6,561,886	Bank of America	(93,914)
4/30/13	Norwegian Krone 454,683,037	Euro 61,057,506	BNP Paribas SA	4,362

20

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
4/30/13	Norwegian Krone 454,683,038	Euro 61,055,867	Deutsche Bank	$6,589
4/30/13	Peruvian New Sol 131,177,650	United States Dollar 51,261,293	Deutsche Bank	(470,089)
5/2/13	Peruvian New Sol 58,175,650	United States Dollar 22,764,880	Standard Chartered Bank	(240,678)
5/31/13	Georgian Lari 1,671,400	United States Dollar 1,000,000	Liberty Bank	(2,048)
6/14/13	Russian Ruble 391,415,000	United States Dollar 12,407,164	Bank of America	369,324
6/14/13	Russian Ruble 375,085,000	United States Dollar 11,894,244	Citibank NA	349,203
9/3/13	Georgian Lari 1,697,200	United States Dollar 1,000,000	Liberty Bank	6,630
9/16/13	Russian Ruble 568,662,000	United States Dollar 17,776,243	HSBC Bank USA	530,880
9/16/13	Russian Ruble 197,838,000	United States Dollar 6,185,337	JPMorgan Chase Bank	183,727
12/16/13	Russian Ruble 423,643,000	United States Dollar 13,077,419	Credit Suisse International	377,540
12/16/13	Russian Ruble 342,987,000	United States Dollar 10,595,011	Goldman Sachs International	298,303

				$1,141,320

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
2/13	762 CAC 40 Index	Short	$(38,359,437)	$(38,607,752)	$(248,315)
2/13	627 Gold	Short	(108,755,576)	(104,119,620)	4,635,956
2/13	1,116 Hang Seng H-Shares	Long	86,429,778	87,397,504	967,726
3/13	741 Dow Jones Euro Stoxx 50 Index	Short	(26,662,458)	(27,276,197)	(613,739)
3/13	2,344 Euro-Bobl	Short	(404,742,092)	(399,999,891)	4,742,201
3/13	47 Euro-Bund	Short	(9,260,026)	(9,055,582)	204,444
3/13	71 Euro-Schatz	Short	(10,680,102)	(10,628,044)	52,058
3/13	139 Japan 10-Year Bond	Short	(220,010,498)	(219,341,681)	668,817
3/13	2,844 U.S. 5-Year Treasury Note	Short	(354,368,711)	(351,900,563)	2,468,148
3/13	124 U.S. 10-Year Deliverable Interest Rate Swap	Short	(12,568,437)	(12,285,687)	282,750
3/13	3,511 U.S. 10-Year Treasury Note	Short	(468,411,263)	(460,928,469)	7,482,794
3/13	1,518 U.S. 30-Year Treasury Bond	Short	(227,496,617)	(217,785,563)	9,711,054
4/13	106 Platinum	Long	8,620,256	8,879,620	259,364

					$30,613,258

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

21

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	589,390	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(213,799)
Bank of America	HUF	1,166,000	Pays	6-month HUF BUBOR	6.99	12/19/16	358,618
Bank of America	HUF	1,166,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(417,439)
Bank of America	HUF	1,018,000	Pays	6-month HUF BUBOR	6.97	12/20/16	310,600
Bank of America	HUF	1,018,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(372,889)
Bank of America	HUF	1,345,000	Pays	6-month HUF BUBOR	6.91	12/21/16	403,657
Bank of America	HUF	1,345,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(507,075)
Bank of America	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	24,314
Bank of America	HUF	406,800	Pays	6-month HUF BUBOR	5.11	12/22/16	2,990
Bank of America	HUF	406,800	Receives	6-month HUF BUBOR	7.32	12/22/16	(149,987)
Bank of America	HUF	867,000	Pays	6-month HUF BUBOR	5.13	1/10/17	7,944
Bank of America	HUF	867,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(408,434)
Bank of America	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	7,052
Bank of America	HUF	2,415,000	Pays	6-month HUF BUBOR	6.95	1/17/17	748,759
Bank of America	HUF	2,415,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(1,130,911)
Bank of America	NZD	27,793	Pays	3-month NZD Bank Bill	3.78	10/30/22	(137,262)
Bank of America	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	587,868
Bank of America	PLN	30,671	Pays	6-month PLN WIBOR	4.31	8/10/17	311,869
Bank of America	PLN	59,500	Pays	6-month PLN WIBOR	4.35	8/23/17	644,142
Bank of America	PLN	23,960	Pays	6-month PLN WIBOR	4.30	9/18/17	250,371
Bank of America	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	60,797
Bank of America	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(83,368)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	678,542
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	307,256
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	401,490
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82	11/19/17	716,711
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	217,496
BNP Paribas SA	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	635,369
BNP Paribas SA	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	69,482
BNP Paribas SA	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	314,089
BNP Paribas SA	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	8,500
Citibank NA	NZD	32,614	Pays	3-month NZD Bank Bill	3.78	10/30/22	(161,069)
Citibank NA	PLN	60,754	Pays	6-month PLN WIBOR	4.33	7/30/17	1,127,305
Citibank NA	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	420,045
Citibank NA	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	88,396
Citibank NA	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	300,466
Citibank NA	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	314,826
Citibank NA	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	330,937
Citibank NA	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	119,527
Citibank NA	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	101,114
Citibank NA	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	300,790
Credit Suisse International	HUF	589,390	Pays	6-month HUF BUBOR	5.20	12/16/16	13,052
Credit Suisse International	HUF	1,839,440	Pays	6-month HUF BUBOR	6.93	12/16/16	548,644

22

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	HUF	1,839,440	Receives	6-month HUF BUBOR	7.32%	12/16/16	$(667,250)
Credit Suisse International	HUF	440,700	Pays	6-month HUF BUBOR	6.98	12/22/16	137,810
Credit Suisse International	HUF	440,700	Receives	6-month HUF BUBOR	7.29	12/22/16	(160,303)
Credit Suisse International	HUF	326,000	Pays	6-month HUF BUBOR	6.99	12/27/16	103,524
Credit Suisse International	HUF	326,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(123,546)
Credit Suisse International	HUF	972,410	Pays	6-month HUF BUBOR	5.11	1/11/17	5,927
Credit Suisse International	HUF	1,527,590	Pays	6-month HUF BUBOR	5.13	1/11/17	13,441
Credit Suisse International	HUF	2,500,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(1,173,601)
Credit Suisse International	HUF	829,350	Pays	6-month HUF BUBOR	5.12	1/16/17	6,889
Credit Suisse International	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(606,574)
Credit Suisse International	HUF	1,258,000	Pays	6-month HUF BUBOR	7.10	1/17/17	420,105
Credit Suisse International	HUF	1,258,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(572,514)
Credit Suisse International	HUF	680,000	Pays	6-month HUF BUBOR	5.22	1/20/17	17,218
Credit Suisse International	HUF	2,183,000	Pays	6-month HUF BUBOR	5.87	1/20/17	288,033
Credit Suisse International	HUF	2,183,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(964,743)
Credit Suisse International	PLN	33,910	Pays	6-month PLN WIBOR	4.40	8/20/17	396,279
Credit Suisse International	USD	9,808	Receives	3-month USD- LIBOR-BBA	1.81	10/23/22	135,434
Credit Suisse International	USD	626	Receives	3-month USD- LIBOR-BBA	1.75	11/6/22	13,101
Deutsche Bank	HUF	2,396,050	Pays	6-month HUF BUBOR	7.01	1/19/17	766,159
Deutsche Bank	HUF	2,396,050	Receives	6-month HUF BUBOR	7.98	1/19/17	(1,150,741)
Deutsche Bank	NZD	44,566	Pays	3-month NZD Bank Bill	3.79	10/30/22	(180,717)
Deutsche Bank	PLN	35,927	Pays	6-month PLN WIBOR	4.34	7/30/17	670,633
Deutsche Bank	PLN	102,951	Pays	6-month PLN WIBOR	4.36	8/1/17	1,113,658
Deutsche Bank	PLN	60,960	Pays	6-month PLN WIBOR	4.28	8/6/17	587,840
Deutsche Bank	PLN	43,382	Pays	6-month PLN WIBOR	4.24	8/7/17	395,994
Deutsche Bank	PLN	34,120	Pays	6-month PLN WIBOR	4.33	8/17/17	355,825
Deutsche Bank	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	70,815
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	217,568
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	143,584
JPMorgan Chase Bank	HUF	6,015,000	Pays	6-month HUF BUBOR	6.93	12/19/16	1,795,273
JPMorgan Chase Bank	HUF	6,015,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(2,123,570)
JPMorgan Chase Bank	HUF	2,068,000	Pays	6-month HUF BUBOR	6.94	12/20/16	953,439
JPMorgan Chase Bank	HUF	2,068,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(758,253)
JPMorgan Chase Bank	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(905,412)
JPMorgan Chase Bank	HUF	2,292,500	Pays	6-month HUF BUBOR	6.99	12/22/16	724,449
JPMorgan Chase Bank	HUF	2,292,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(837,670)
JPMorgan Chase Bank	HUF	1,956,000	Pays	6-month HUF BUBOR	5.10	12/27/16	10,925
JPMorgan Chase Bank	HUF	1,956,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(738,048)
JPMorgan Chase Bank	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	7,472
JPMorgan Chase Bank	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,179,863)
JPMorgan Chase Bank	MXN	34,138,400	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(1,082,374)
JPMorgan Chase Bank	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	277,193
Morgan Stanley & Co. International PLC	HUF	2,507,000	Pays	6-month HUF BUBOR	6.94	12/19/16	750,324
Morgan Stanley & Co. International PLC	HUF	2,507,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(885,085)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Pays	6-month HUF BUBOR	7.02	12/20/16	324,346

23

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	HUF	1,035,000	Receives	6-month HUF BUBOR	7.36%	12/20/16	$(382,541)
Nomura International PLC	HUF	1,713,000	Pays	6-month HUF BUBOR	6.99	12/21/16	538,180
Nomura International PLC	HUF	1,713,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(651,479)

							$3,247,939

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

USD	-	United States Dollar

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$786	5.00	%(1)	6/20/13	43.10%	$(98,909)	$(841)	$(99,750)
Argentina	Bank of America	18,980	5.00	(1)	6/20/13	43.10	(2,388,458)	(47,694)	(2,436,152)
Argentina	Bank of America	28,431	5.00	(1)	6/20/13	43.10	(3,577,684)	(69,380)	(3,647,064)
Argentina	Credit Suisse International	2,538	5.00	(1)	6/20/13	43.10	(319,391)	(6,395)	(325,786)
Argentina	Credit Suisse International	19,049	5.00	(1)	6/20/13	43.10	(2,397,103)	(47,995)	(2,445,098)
Argentina	Deutsche Bank	5,479	5.00	(1)	6/20/13	43.10	(689,471)	(13,797)	(703,268)
Argentina	Deutsche Bank	6,380	5.00	(1)	6/20/13	43.10	(802,851)	(14,947)	(817,798)
Argentina	Deutsche Bank	19,049	5.00	(1)	6/20/13	43.10	(2,397,103)	(47,995)	(2,445,098)
South Africa	Bank of America	5,575	1.00	(1)	9/20/15	1.10	(7,513)	47,963	40,450
South Africa	Bank of America	16,990	1.00	(1)	12/20/15	1.16	(56,858)	78,983	22,125
South Africa	Bank of America	5,160	1.00	(1)	12/20/15	1.16	(17,268)	25,141	7,873
South Africa	Bank of America	19,900	1.00	(1)	9/20/17	1.61	(517,610)	604,575	86,965
South Africa	Bank of America	16,100	1.00	(1)	9/20/17	1.61	(418,770)	227,346	(191,424)
South Africa	Bank of America	20,830	1.00	(1)	9/20/17	1.61	(541,800)	329,987	(211,813)
South Africa	Bank of America	29,280	1.00	(1)	9/20/17	1.61	(761,589)	349,235	(412,354)
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	1.02	6,914	209,588	216,502
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	1.10	(16,171)	233,687	217,516
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	1.16	(40,193)	65,526	25,333
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	1.16	(24,564)	39,710	15,146
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.55	(87,706)	118,455	30,749
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.61	(296,520)	268,648	(27,872)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.61	(236,176)	199,541	(36,635)
South Africa	BNP Paribas SA	9,200	1.00	(1)	9/20/17	1.61	(239,297)	259,983	20,686
South Africa	BNP Paribas SA	19,000	1.00	(1)	9/20/17	1.61	(494,201)	464,012	(30,189)
South Africa	BNP Paribas SA	16,830	1.00	(1)	9/20/17	1.61	(437,758)	347,746	(90,012)
South Africa	Citibank NA	5,000	1.00	(1)	6/20/15	1.02	3,457	69,760	73,217
South Africa	Citibank NA	4,600	1.00	(1)	6/20/17	1.55	(100,862)	134,376	33,514
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/15	1.02	6,914	205,400	212,314
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/15	1.02	3,457	70,827	74,284
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	1.16	(34,972)	126,905	91,933
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	1.16	(56,858)	92,827	35,969
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	1.16	(25,903)	46,032	20,129
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.61	(260,106)	329,170	69,064

24

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank	$12,500	1.00	%(1)	9/20/15	1.10%	$(16,844)	$156,994	$140,150
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/15	1.10	(7,412)	71,081	63,669
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/15	1.10	(7,513)	50,669	43,156
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/15	1.10	(1,954)	16,781	14,827
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/15	1.16	(43,522)	70,954	27,432
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/17	1.61	(440,619)	571,640	131,021
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/17	1.61	(395,360)	461,786	66,426
South Africa	Deutsche Bank	9,200	1.00	(1)	9/20/17	1.61	(239,298)	216,804	(22,494)
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	1.16	(58,012)	99,273	41,261
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	1.16	(26,839)	47,697	20,858
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.61	(278,053)	342,705	64,652
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.67	(240,576)	185,745	(54,831)
South Africa	HSBC Bank USA	9,200	1.00	(1)	9/20/17	1.61	(239,297)	298,866	59,569
South Africa	HSBC Bank USA	9,146	1.00	(1)	9/20/17	1.61	(237,893)	215,531	(22,362)
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/17	1.67	(218,924)	175,668	(43,256)
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.02	3,457	105,840	109,297
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/15	1.02	3,457	68,693	72,150
South Africa	JPMorgan Chase Bank	9,200	1.00	(1)	9/20/17	1.61	(239,297)	252,157	12,860
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.55	(96,477)	126,765	30,288
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.61	(239,297)	248,240	8,943
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.61	(104,043)	56,614	(47,429)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.61	(231,494)	161,070	(70,424)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.67	(211,966)	166,871	(45,095)
Spain	Deutsche Bank	3,600	1.00	(1)	3/20/13	1.12	3,749	13,807	17,556
Turkey	Bank of America	121,590	1.00	(1)	12/20/17	1.31	(1,618,309)	2,819,372	1,201,063
Turkey	Deutsche Bank	20,000	1.00	(1)	12/20/17	1.31	(266,191)	463,751	197,560
Markit CDX North America High Yield Index	Citibank NA	36,410	5.00	(1)	12/20/17	4.46	1,044,647	21,255	1,065,902
Markit CDX North America High Yield Index	Deutsche Bank	28,700	5.00	(1)	12/20/17	4.46	823,438	782,149	1,605,587
Markit CDX North America High Yield Index	Deutsche Bank	45,020	5.00	(1)	12/20/17	4.46	1,291,678	52,561	1,344,239
Markit CDX North America High Yield Index	JPMorgan Chase Bank	33,020	5.00	(1)	12/20/17	4.46	947,384	77,102	1,024,486

Total		$885,358					$(18,664,303)	$13,094,820	$(5,569,483)

25

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$2,690	5.00	%(1)	9/20/13	$533,716	$(983,344)	$(449,628)
Austria	Barclays Bank PLC	8,800	0.44		12/20/13	(31,500)	—	(31,500)
Austria	Barclays Bank PLC	3,700	1.42		3/20/14	(61,924)	—	(61,924)
Brazil	Bank of America	18,450	1.00	(1)	6/20/20	513,917	(499,445)	14,472
Brazil	Bank of America	11,450	1.00	(1)	6/20/20	318,935	(391,095)	(72,160)
Brazil	Bank of America	51,475	1.00	(1)	12/20/20	1,633,433	(1,512,289)	121,144
Brazil	Bank of America	22,575	1.00	(1)	12/20/20	716,362	(648,740)	67,622
Brazil	Bank of America	7,450	1.00	(1)	12/20/20	236,408	(204,810)	31,598
Brazil	Bank of America	3,600	1.00	(1)	12/20/20	114,237	(90,463)	23,774
Brazil	Barclays Bank PLC	9,000	1.65		9/20/19	(213,252)	—	(213,252)
Brazil	Barclays Bank PLC	47,170	1.00	(1)	12/20/20	1,496,825	(1,418,142)	78,683
Brazil	Citibank NA	9,440	1.00	(1)	12/20/20	299,555	(262,560)	36,995
Brazil	Credit Suisse International	20,000	1.00	(1)	6/20/20	557,091	(580,863)	(23,772)
Brazil	Credit Suisse International	14,225	1.00	(1)	6/20/20	396,231	(574,153)	(177,922)
Brazil	Deutsche Bank	10,600	1.00	(1)	12/20/20	336,365	(198,768)	137,597
Brazil	Deutsche Bank	11,580	1.00	(1)	12/20/20	367,463	(359,282)	8,181
Brazil	HSBC Bank USA	14,225	1.00	(1)	6/20/20	396,231	(550,198)	(153,967)
Brazil	HSBC Bank USA	9,710	1.00	(1)	12/20/20	308,123	(270,070)	38,053
Brazil	Standard Chartered Bank	9,440	1.00	(1)	12/20/20	299,555	(262,560)	36,995
Brazil	Standard Chartered Bank	2,700	1.00	(1)	12/20/20	85,678	(63,237)	22,441
China	Bank of America	22,200	1.00	(1)	3/20/17	(454,444)	(547,676)	(1,002,120)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(765,861)	(839,936)	(1,605,797)
China	Deutsche Bank	13,655	1.00	(1)	3/20/17	(279,524)	(291,346)	(570,870)
China	Deutsche Bank	15,969	1.00	(1)	3/20/17	(326,893)	(340,717)	(667,610)
Colombia	Bank of America	17,400	1.00	(1)	9/20/21	366,784	(674,612)	(307,828)
Colombia	Barclays Bank PLC	20,000	1.00	(1)	6/20/17	(165,089)	(575,519)	(740,608)
Colombia	Barclays Bank PLC	7,300	1.00	(1)	6/20/22	187,797	(399,375)	(211,578)
Colombia	Citibank NA	7,100	1.00	(1)	6/20/22	182,651	(527,071)	(344,420)
Colombia	Deutsche Bank	6,250	1.00	(1)	6/20/22	160,785	(408,136)	(247,351)
Colombia	Deutsche Bank	7,920	1.00	(1)	6/20/22	203,746	(593,174)	(389,428)
Colombia	Deutsche Bank	14,900	1.00	(1)	6/20/22	383,310	(929,766)	(546,456)
Colombia	Goldman Sachs International	7,090	1.00	(1)	6/20/17	(58,524)	(204,022)	(262,546)
Colombia	Goldman Sachs International	13,390	1.00	(1)	9/20/21	282,255	(510,020)	(227,765)
Colombia	Goldman Sachs International	6,900	1.00	(1)	6/20/22	177,506	(512,224)	(334,718)
Colombia	Goldman Sachs International	7,700	1.00	(1)	6/20/22	198,087	(630,326)	(432,239)
Colombia	HSBC Bank USA	14,730	1.00	(1)	6/20/17	(121,588)	(429,783)	(551,371)
Colombia	HSBC Bank USA	38,410	1.00	(1)	9/20/21	809,666	(1,430,270)	(620,604)
Colombia	Morgan Stanley & Co. International PLC	19,970	1.00	(1)	9/20/21	420,959	(774,253)	(353,294)
Croatia	BNP Paribas SA	2,000	1.00	(1)	12/20/17	151,395	(131,554)	19,841
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	378,487	(332,472)	46,015
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	113,546	(97,485)	16,061
Croatia	Citibank NA	4,050	1.00	(1)	3/20/18	331,977	(275,789)	56,188
Croatia	Citibank NA	3,070	1.00	(1)	3/20/18	251,646	(209,094)	42,552

26

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Deutsche Bank	$410	1.00	%(1)	12/20/17	$31,036	$(27,746)	$3,290
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	151,395	(130,325)	21,070
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	189,244	(165,168)	24,076
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	189,244	(168,365)	20,879
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	104,842	(87,306)	17,536
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	120,738	(107,513)	13,225
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	3,336,161	(2,777,118)	559,043
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	409,848	(318,413)	91,435
Egypt	Bank of America	7,050	1.00	(1)	9/20/15	647,321	(177,726)	469,595
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	826,367	(226,884)	599,483
Egypt	Citibank NA	3,050	1.00	(1)	12/20/15	310,458	(118,294)	192,164
Egypt	Citibank NA	4,550	1.00	(1)	6/20/20	1,135,773	(372,413)	763,360
Egypt	Citibank NA	50	1.00	(1)	6/20/20	12,481	(4,299)	8,182
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	1,119,685	(399,688)	719,997
Egypt	Deutsche Bank	9,540	1.00	(1)	6/20/15	777,630	(183,114)	594,516
Egypt	Deutsche Bank	710	1.00	(1)	6/20/15	57,874	(21,359)	36,515
Egypt	Deutsche Bank	8,200	1.00	(1)	9/20/15	752,913	(211,063)	541,850
Egypt	Deutsche Bank	4,175	1.00	(1)	9/20/15	383,343	(135,039)	248,304
Egypt	Deutsche Bank	2,855	1.00	(1)	12/20/15	290,609	(100,730)	189,879
Egypt	Deutsche Bank	5,100	1.00	(1)	6/20/20	1,273,065	(371,166)	901,899
Egypt	Deutsche Bank	4,600	1.00	(1)	6/20/20	1,148,254	(378,297)	769,957
Egypt	Deutsche Bank	4,550	1.00	(1)	6/20/20	1,135,774	(374,689)	761,085
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	890,640	(257,283)	633,357
Guatemala	Citibank NA	18,256	1.00	(1)	9/20/20	1,346,664	(1,070,220)	276,444
Hungary	Bank of America	7,800	1.00	(1)	3/20/17	516,708	(1,156,392)	(639,684)
Hungary	Barclays Bank PLC	3,700	1.00	(1)	3/20/17	245,105	(548,499)	(303,394)
Hungary	Barclays Bank PLC	10,900	1.00	(1)	3/20/17	722,066	(1,621,726)	(899,660)
Hungary	Deutsche Bank	7,600	1.00	(1)	3/20/17	503,459	(1,121,693)	(618,234)
Hungary	Goldman Sachs International	14,600	1.00	(1)	3/20/17	967,171	(2,146,930)	(1,179,759)
Hungary	HSBC Bank USA	4,100	1.00	(1)	3/20/17	271,603	(607,796)	(336,193)
Lebanon	Barclays Bank PLC	4,200	1.00	(1)	12/20/14	136,217	(121,709)	14,508
Lebanon	Barclays Bank PLC	6,700	1.00	(1)	3/20/15	261,819	(201,466)	60,353
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	191,480	(149,978)	41,502
Lebanon	Barclays Bank PLC	4,900	1.00	(1)	3/20/15	191,480	(171,535)	19,945
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	325,307	(254,414)	70,893
Lebanon	Citibank NA	4,600	3.30		9/20/14	(103,391)	—	(103,391)
Lebanon	Citibank NA	4,500	1.00	(1)	12/20/14	145,946	(127,783)	18,163
Lebanon	Citibank NA	5,500	1.00	(1)	12/20/14	178,379	(161,785)	16,594
Lebanon	Citibank NA	4,300	1.00	(1)	12/20/14	139,460	(124,607)	14,853
Lebanon	Citibank NA	2,800	1.00	(1)	3/20/15	109,417	(75,002)	34,415
Lebanon	Citibank NA	15,000	1.00	(1)	9/20/15	849,384	(731,103)	118,281
Lebanon	Citibank NA	6,000	1.00	(1)	9/20/15	339,754	(314,878)	24,876
Lebanon	Credit Suisse International	8,800	1.00	(1)	3/20/15	343,883	(264,463)	79,420
Lebanon	Credit Suisse International	4,600	1.00	(1)	3/20/15	179,756	(139,046)	40,710
Lebanon	Credit Suisse International	9,900	1.00	(1)	6/20/15	474,543	(311,510)	163,033
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	283,128	(244,140)	38,988
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	1,477,548	(1,169,211)	308,337
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	540,011	(407,670)	132,341
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	325,308	(251,401)	73,907
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	289,524	(218,085)	71,439

27

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Deutsche Bank	$6,100	1.00	%(1)	3/20/15	$238,373	$(170,214)	$68,159
Lebanon	Deutsche Bank	4,900	1.00	(1)	6/20/15	234,874	(154,180)	80,694
Lebanon	Deutsche Bank	5,000	1.00	(1)	6/20/15	239,668	(159,393)	80,275
Lebanon	Deutsche Bank	6,700	1.00	(1)	9/20/15	379,391	(291,235)	88,156
Lebanon	Deutsche Bank	6,890	1.00	(1)	12/20/15	448,274	(351,412)	96,862
Lebanon	Deutsche Bank	5,000	1.00	(1)	12/20/15	325,308	(257,422)	67,886
Lebanon	Deutsche Bank	3,085	1.00	(1)	12/20/15	200,715	(157,993)	42,722
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	203,852	(175,781)	28,071
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	170,519	(173,903)	(3,384)
Lebanon	JPMorgan Chase Bank	10,000	5.00	(1)	12/20/17	(424,032)	209,190	(214,842)
Mexico	Bank of America	7,100	1.00	(1)	6/20/22	182,765	(431,284)	(248,519)
Mexico	Bank of America	14,100	1.00	(1)	6/20/22	362,956	(973,151)	(610,195)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	100,392	(282,341)	(181,949)
Mexico	Citibank NA	4,150	1.00	(1)	6/20/22	106,827	(258,855)	(152,028)
Mexico	Deutsche Bank	6,900	1.00	(1)	6/20/22	177,617	(424,273)	(246,656)
Mexico	Deutsche Bank	7,300	1.00	(1)	6/20/22	187,914	(498,418)	(310,504)
Mexico	Deutsche Bank	6,680	1.00	(1)	6/20/22	171,954	(492,949)	(320,995)
Mexico	Deutsche Bank	14,300	1.00	(1)	6/20/22	368,104	(913,763)	(545,659)
Mexico	Goldman Sachs International	6,500	1.00	(1)	6/20/22	167,321	(399,713)	(232,392)
Mexico	Goldman Sachs International	7,060	1.00	(1)	6/20/22	181,735	(523,583)	(341,848)
Philippines	Bank of America	9,300	1.00	(1)	9/20/15	(132,324)	(108,172)	(240,496)
Philippines	Barclays Bank PLC	9,131	1.00	(1)	3/20/15	(130,705)	(112,996)	(243,701)
Philippines	Barclays Bank PLC	10,000	1.00	(1)	6/20/15	(142,715)	(138,302)	(281,017)
Philippines	Citibank NA	10,000	1.00	(1)	6/20/15	(142,714)	(150,078)	(292,792)
Philippines	Deutsche Bank	9,750	1.00	(1)	3/20/15	(139,565)	(131,070)	(270,635)
Philippines	Deutsche Bank	10,000	1.00	(1)	6/20/15	(142,714)	(134,242)	(276,956)
Philippines	Deutsche Bank	9,500	1.00	(1)	9/20/15	(135,170)	(138,431)	(273,601)
Philippines	Deutsche Bank	10,000	1.00	(1)	9/20/15	(142,284)	(142,759)	(285,043)
Philippines	Goldman Sachs International	10,000	1.00	(1)	3/20/15	(143,144)	(143,634)	(286,778)
Philippines	Goldman Sachs International	10,000	1.00	(1)	6/20/15	(142,715)	(135,894)	(278,609)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(102,445)	(80,402)	(182,847)
Philippines	HSBC Bank USA	10,000	1.00	(1)	6/20/15	(142,714)	(134,242)	(276,956)
Philippines	HSBC Bank USA	4,400	1.00	(1)	9/20/15	(62,605)	(59,994)	(122,599)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(142,284)	(157,449)	(299,733)
Philippines	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(142,284)	(166,711)	(308,995)
Philippines	JPMorgan Chase Bank	10,000	1.00	(1)	6/20/15	(142,715)	(145,908)	(288,623)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(142,284)	(155,012)	(297,296)
Russia	Bank of America	32,210	1.00	(1)	9/20/17	491,413	(1,586,439)	(1,095,026)
Russia	Barclays Bank PLC	17,300	1.00	(1)	9/20/17	263,938	(908,303)	(644,365)
Russia	Citibank NA	13,760	1.00	(1)	9/20/17	209,931	(443,521)	(233,590)
Russia	Credit Suisse International	28,990	1.00	(1)	9/20/17	442,288	(1,439,618)	(997,330)
Russia	Deutsche Bank	4,750	1.00	(1)	9/20/17	72,468	(146,997)	(74,529)
Russia	Deutsche Bank	9,800	1.00	(1)	9/20/17	149,514	(514,530)	(365,016)
Russia	JPMorgan Chase Bank	7,900	1.00	(1)	9/20/17	120,527	(257,992)	(137,465)
Russia	JPMorgan Chase Bank	17,700	1.00	(1)	9/20/17	270,041	(570,702)	(300,661)
Russia	Morgan Stanley & Co. International PLC	9,180	1.00	(1)	9/20/17	140,055	(303,688)	(163,633)
South Africa	Bank of America	6,300	1.00	(1)	12/20/19	392,210	(201,133)	191,077
South Africa	Bank of America	5,575	1.00	(1)	9/20/20	411,611	(186,314)	225,297

28

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America	$16,990	1.00	%(1)	12/20/20	$1,318,230	$(515,964)	$802,266
South Africa	Bank of America	5,160	1.00	(1)	12/20/20	400,357	(171,883)	228,474
South Africa	Bank of America	29,280	1.00	(1)	9/20/22	2,987,337	(1,998,404)	988,933
South Africa	Bank of America	20,830	1.00	(1)	9/20/22	2,125,213	(1,574,483)	550,730
South Africa	Bank of America	16,100	1.00	(1)	9/20/22	1,642,627	(1,161,927)	480,700
South Africa	Bank of America	19,900	1.00	(1)	9/20/22	2,030,329	(1,892,549)	137,780
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	392,210	(232,502)	159,708
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	330,068	(142,472)	187,596
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	330,068	(162,265)	167,803
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	330,067	(232,124)	97,943
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	699,595	(670,665)	28,930
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	885,979	(716,160)	169,819
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	931,839	(363,375)	568,464
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	569,500	(235,385)	334,115
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,106,988	(885,969)	221,019
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	926,401	(795,233)	131,168
South Africa	BNP Paribas SA	16,830	1.00	(1)	9/20/22	1,717,107	(1,389,863)	327,244
South Africa	BNP Paribas SA	10,850	1.00	(1)	9/20/22	1,106,988	(910,289)	196,699
South Africa	Citibank NA	3,910	1.00	(1)	12/20/19	243,420	(164,059)	79,361
South Africa	Citibank NA	5,300	1.00	(1)	3/20/20	349,872	(235,699)	114,173
South Africa	Citibank NA	4,600	1.00	(1)	3/20/20	303,662	(211,139)	92,523
South Africa	Citibank NA	5,000	1.00	(1)	6/20/20	349,798	(243,917)	105,881
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	336,669	(159,368)	177,301
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	303,662	(174,874)	128,788
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	349,798	(246,670)	103,128
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	699,595	(654,654)	44,941
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,318,230	(548,579)	769,651
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	810,800	(435,792)	375,008
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	600,535	(262,622)	337,913
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,020,266	(987,520)	32,746
South Africa	Deutsche Bank	12,500	1.00	(1)	9/20/20	922,894	(542,610)	380,284
South Africa	Deutsche Bank	5,575	1.00	(1)	9/20/20	411,611	(184,630)	226,981
South Africa	Deutsche Bank	5,500	1.00	(1)	9/20/20	406,073	(221,224)	184,849
South Africa	Deutsche Bank	1,450	1.00	(1)	9/20/20	107,056	(58,378)	48,678
South Africa	Deutsche Bank	13,005	1.00	(1)	12/20/20	1,009,040	(410,073)	598,967
South Africa	Deutsche Bank	16,940	1.00	(1)	9/20/22	1,728,330	(1,608,008)	120,322
South Africa	Deutsche Bank	15,200	1.00	(1)	9/20/22	1,550,803	(1,436,657)	114,146
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,344,998	(557,645)	787,353
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	622,260	(262,175)	360,085
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,090,664	(983,402)	107,262
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	844,240	(769,983)	74,257
South Africa	HSBC Bank USA	7,300	1.00	(1)	12/20/22	768,256	(672,873)	95,383
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	12/20/19	323,729	(227,517)	96,212
South Africa	JPMorgan Chase Bank	4,590	1.00	(1)	12/20/19	285,753	(241,020)	44,733
South Africa	JPMorgan Chase Bank	5,100	1.00	(1)	3/20/20	336,670	(156,566)	180,104
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	3/20/20	330,068	(158,988)	171,080
South Africa	JPMorgan Chase Bank	5,200	1.00	(1)	3/20/20	343,271	(228,499)	114,772
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	349,798	(238,399)	111,399
South Africa	JPMorgan Chase Bank	5,000	1.00	(1)	6/20/20	349,798	(337,995)	11,803
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	908,036	(721,028)	187,008
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	408,106	(298,683)	109,423

29

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$7,068	1.00	%(1)	12/20/22	$743,840	$(667,665)	$76,175
Spain	Bank of America	15,000	1.00	(1)	6/20/20	1,756,628	(265,873)	1,490,755
Spain	Bank of America	7,500	1.00	(1)	9/20/20	904,909	(440,892)	464,017
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	1,293,689	(97,599)	1,196,090
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	1,171,085	(628,208)	542,877
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	894,292	(552,137)	342,155
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	5,500,712	(3,624,213)	1,876,499
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	583,203	(378,529)	204,674
Spain	Citibank NA	11,400	1.00	(1)	3/20/20	1,293,690	(222,860)	1,070,830
Spain	Citibank NA	2,500	1.00	(1)	3/20/20	283,704	(100,645)	183,059
Spain	Citibank NA	5,000	1.00	(1)	9/20/20	603,273	(215,984)	387,289
Spain	Deutsche Bank	9,200	1.00	(1)	3/20/20	1,044,031	(169,833)	874,198
Spain	Deutsche Bank	13,950	1.00	(1)	6/20/20	1,633,665	(729,510)	904,155
Spain	Deutsche Bank	10,000	1.00	(1)	6/20/20	1,171,086	(394,148)	776,938
Spain	Deutsche Bank	23,922	1.00	(1)	12/20/20	2,968,375	(1,955,751)	1,012,624
Spain	Deutsche Bank	12,825	1.00	(1)	12/20/20	1,591,398	(899,205)	692,193
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	585,543	(316,649)	268,894
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	1,030,752	(649,952)	380,800
Spain	JPMorgan Chase Bank	15,000	1.00	(1)	9/20/20	1,809,819	(1,249,905)	559,914
Spain	JPMorgan Chase Bank	5,000	1.00	(1)	9/20/20	603,272	(210,306)	392,966
Thailand	Bank of America	4,000	1.00	(1)	9/20/15	(59,565)	(14,772)	(74,337)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	89,253	—	89,253
Thailand	Citibank NA	7,700	0.86		12/20/14	(82,754)	—	(82,754)
Thailand	Citibank NA	3,700	0.95		9/20/19	48,726	—	48,726
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(74,457)	(25,818)	(100,275)
Thailand	Deutsche Bank	10,000	1.00	(1)	3/20/15	(148,065)	(35,280)	(183,345)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(69,990)	(16,173)	(86,163)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(134,023)	(30,998)	(165,021)
Thailand	HSBC Bank USA	10,000	1.00	(1)	9/20/15	(148,914)	(34,443)	(183,357)
Thailand	JPMorgan Chase Bank	3,900	0.87		12/20/14	(42,702)	—	(42,702)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(74,457)	(17,205)	(91,662)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(74,457)	(24,599)	(99,056)
Tunisia	Barclays Bank PLC	3,700	1.00	(1)	9/20/17	349,386	(300,114)	49,272
Tunisia	Barclays Bank PLC	3,330	1.00	(1)	9/20/17	314,447	(283,586)	30,861
Tunisia	Citibank NA	3,990	1.00	(1)	9/20/17	376,770	(356,087)	20,683
Tunisia	Deutsche Bank	13,700	1.00	(1)	6/20/17	1,214,471	(950,623)	263,848
Tunisia	Deutsche Bank	7,390	1.00	(1)	6/20/17	655,105	(541,263)	113,842
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	632,671	(503,653)	129,018
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	701,604	(587,878)	113,726
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	632,672	(557,664)	75,008
Tunisia	JPMorgan Chase Bank	8,770	1.00	(1)	9/20/17	828,139	(765,778)	62,361
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	177,295	(146,382)	30,913
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	570,237	(569,655)	582
Uruguay	Citibank NA	4,600	1.00	(1)	6/20/20	166,113	(259,173)	(93,060)
Uruguay	Deutsche Bank	9,200	1.00	(1)	6/20/20	332,227	(506,201)	(173,974)

30

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials 5- Year Index	Barclays Bank PLC	EUR	42,420	1.00	(1)	12/20/17	$1,122,214	$(2,176,966)	$(1,054,752)
iTraxx Europe Subordinated Financials 5- Year Index	Barclays Bank PLC	EUR	30,816	5.00	(1)	12/20/17	(4,995,685)	3,073,028	(1,922,657)

							$112,727,580	$(105,130,790)	$7,596,790

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $885,358,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of year end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 37,022,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $4,568,991 (Notional Amount) plus Notional Amount at termination date	12/5/13	$6,406

				$6,406

GTQ	-	Guatemalan Quetzal

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	TRY	17,118	$11,435	3-month USD-LIBOR-BBA	8.28%	8/11/20	$(109,011)
Bank of America	TRY	26,000	14,619	3-month USD- LIBOR-BBA	6.97	8/18/21	(1,676,466)
Barclays Bank PLC	TRY	60,000	40,080	3-month USD- LIBOR-BBA	8.25	8/11/20	(315,159)

31

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Barclays Bank PLC	TRY	25,350	$16,650	3-month USD-LIBOR-BBA	8.32%	8/16/20	$(467,753)
Citibank NA	TRY	25,000	16,700	3-month USD- LIBOR-BBA	8.20	8/11/20	(84,985)
Citibank NA	TRY	3,909	2,449	3-month USD- LIBOR-BBA	8.23	2/25/21	(278,344)
Credit Suisse International	TRY	4,446	2,498	3-month USD- LIBOR-BBA	6.90	8/18/21	(276,186)
Deutsche Bank	TRY	22,254	14,861	3-month USD- LIBOR-BBA	8.26	8/11/20	(130,262)
Deutsche Bank	TRY	14,321	8,996	3-month USD- LIBOR-BBA	8.20	2/24/21	(981,011)
Deutsche Bank	TRY	5,112	2,871	3-month USD- LIBOR-BBA	7.00	8/18/21	(339,908)
JPMorgan Chase Bank	TRY	27,000	18,012	3-month USD- LIBOR-BBA	8.29	8/11/20	(206,057)
JPMorgan Chase Bank	TRY	20,000	13,333	3-month USD- LIBOR-BBA	8.36	8/11/20	(213,589)
JPMorgan Chase Bank	TRY	10,000	5,610	3-month USD- LIBOR-BBA	6.96	8/18/21	(651,963)

							$(5,730,694)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	33,752,150	KRW	—	$21,570,884
Options written		—		336,789,600	4,237,501

Outstanding, end of period	INR	33,752,150	KRW	336,789,600	$25,808,385

INR	-	Indian Rupee

KRW	-	South Korean Won

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

32

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfilio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$4,895,320	$—
Commodity	Put Options Purchased	3,386,400	—

		$8,281,720	$—

Credit	Credit Default Swaps	$128,048,604	$(33,985,327)

		$128,048,604	$(33,985,327)

Equity Price	Futures Contracts*	$967,726	$(862,054)

		$967,726	$(862,054)

Foreign Exchange	Currency Options Purchased	$22,992,660	$—
Foreign Exchange	Currency Options Written	—	(14,494,938)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	31,750,659	(79,439,594)
Foreign Exchange	Total Return Swaps	6,406	—

		$54,749,725	$(93,934,532)

Interest Rate	Cross-Currency Swaps	$—	$(5,730,694)
Interest Rate	Futures Contracts*	25,612,266	—
Interest Rate	Interest Rate Swaps	21,974,456	(18,726,517)
Interest Rate	Interest Rate Swaptions	1,381,352	—

		$48,968,074	$(24,457,211)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,621,273,828

Gross unrealized appreciation	$277,744,630
Gross unrealized depreciation	(64,380,342)

Net unrealized appreciation	$213,364,288

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

33

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,428,256,346	$—	$2,428,256,346
Foreign Corporate Bonds & Notes	—	3,922,707	—	3,922,707
Corporate Bonds & Notes	—	663,943	—	663,943
Collateralized Mortgage Obligations	—	98,282,978	—	98,282,978
Commercial Mortgage-Backed Securities	—	2,726,984	—	2,726,984
Mortgage Pass-Throughs	—	1,371,858,190	—	1,371,858,190
U.S. Government Agency Obligations	—	337,024,582	—	337,024,582
U.S. Treasury Obligations	—	2,221,055	—	2,221,055
Common Stocks	—	64,603,172 *	—	64,603,172
Precious Metals	175,052,271	—	—	175,052,271
Currency Call Options Purchased	—	18,889,240	—	18,889,240
Currency Put Options Purchased	—	4,103,420	—	4,103,420
Interest Rate Swaptions	—	1,381,352	—	1,381,352
Put Options Purchased	3,386,400	—	—	3,386,400
Short-Term Investments -
Foreign Government Securities	—	1,720,514,395	—	1,720,514,395
U.S. Treasury Obligations	—	154,417,528	—	154,417,528
Repurchase Agreements	—	684,263,705	—	684,263,705
Other	—	763,069,848	—	763,069,848
Total Investments	$178,438,671	$7,656,199,445	$—	$7,834,638,116
Forward Foreign Currency Exchange Contracts	$—	$31,750,659	$—	$31,750,659
Swap Contracts	—	150,029,466	—	150,029,466
Futures Contracts	31,475,312	—	—	31,475,312
Total	$209,913,983	$7,837,979,570	$—	$8,047,893,553

Liability Description
Currency Call Options Written	$—	$(10,248,758)	$—	$(10,248,758)
Currency Put Options Written	—	(4,246,180)	—	(4,246,180)
Securities Sold Short	—	(718,294,754)	—	(718,294,754)
Forward Foreign Currency Exchange Contracts	—	(79,439,594)	—	(79,439,594)
Swap Contracts	—	(58,442,538)	—	(58,442,538)
Futures Contracts	(862,054)	—	—	(862,054)
Total	$(862,054)	$(870,671,824)	$—	$(871,533,878)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

34

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

35

Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2013 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $931,493,842 and the Fund owned 69.2% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.6%

Security	Principal Amount		Value
Albania — 0.3%
Republic of Albania, 7.50%, 11/4/15	EUR	2,776,000	$3,906,268

Total Albania			$3,906,268

Brazil — 0.7%
Nota do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	18,082,107	$9,870,475

Total Brazil			$9,870,475

Cyprus — 1.0%
Republic of Cyprus, 3.75%, 6/3/13	EUR	7,636,000	$9,435,033
Republic of Cyprus, 3.75%, 11/1/15	EUR	1,290,000	1,388,114
Republic of Cyprus, 4.375%, 7/15/14	EUR	300,000	347,787
Republic of Cyprus, 4.625%, 2/3/20	EUR	2,225,000	2,197,855

Total Cyprus			$13,368,789

Georgia — 1.3%
Georgia Treasury Bond, 6.80%, 7/12/14	GEL	3,000,000	$1,820,114
Georgia Treasury Bond, 7.40%, 4/19/14	GEL	6,907,000	4,216,218
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	2,257,000	1,393,292
Georgia Treasury Bond, 8.90%, 1/12/14	GEL	3,710,000	2,292,759
Georgia Treasury Bond, 9.10%, 12/8/13	GEL	2,030,000	1,253,461
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	1,290,000	831,240
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	2,100,000	1,413,024
Georgia Treasury Bond, 12.00%, 6/15/13	GEL	500,000	308,371
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500,000	340,079
Georgia Treasury Bond, 12.20%, 5/13/13	GEL	3,421,000	2,100,550
Georgia Treasury Bond, 12.80%, 2/10/13	GEL	3,100,000	1,876,156

Total Georgia			$17,845,264

Germany — 1.4%
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	9,800,000	$18,805,073

Total Germany			$18,805,073

Hungary — 1.5%
National Bank of Hungary, 8.875%, 11/1/13	USD	3,820,000	$3,951,603
Republic of Hungary, 3.50%, 7/18/16	EUR	6,304,000	8,405,505
Republic of Hungary, 4.375%, 7/4/17	EUR	4,209,000	5,712,698
Republic of Hungary, 5.50%, 5/6/14	GBP	1,181,000	1,910,527

Total Hungary			$19,980,333

Israel — 0.7%
State of Israel, 4.50%, 1/30/43	USD	10,057,000	$9,967,000

Total Israel			$9,967,000

Mexico — 4.6%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240,000	$19,053,180
Mexican Bonos, 8.00%, 12/19/13	MXN	220,530,000	17,901,980
Mexican Bonos, 9.00%, 6/20/13	MXN	162,200,000	12,984,343
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350,000	11,354,332

Total Mexico			$61,293,835

Mongolia — 0.2%
Mongolia Government International Bond, 4.125%, 1/5/18(2)	USD	2,370,000	$2,334,004

Total Mongolia			$2,334,004

1

Security	Principal Amount		Value
New Zealand — 4.0%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220,000	$8,505,542
New Zealand Government Bond, 5.50%, 4/15/23	NZD	3,690,000	3,568,005
New Zealand Government Bond, 6.00%, 12/15/17	NZD	9,220,000	8,779,872
New Zealand Government Bond, 6.00%, 5/15/21	NZD	33,297,000	32,862,712

Total New Zealand			$53,716,131

Nigeria — 0.3%
Nigeria Treasury Bond, 16.39%, 1/27/22	NGN	422,331,000	$3,463,140

Total Nigeria			$3,463,140

Paraguay — 0.2%
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	2,906,000	$2,891,470

Total Paraguay			$2,891,470

Philippines — 1.4%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000,000	$13,119,332
Republic of the Philippines, 8.75%, 3/3/13	PHP	205,250,000	5,078,420

Total Philippines			$18,197,752

Romania — 3.0%
Romania Government Bond, 5.75%, 1/27/16	RON	19,200,000	$5,989,289
Romania Government Bond, 5.80%, 10/26/15	RON	59,100,000	18,401,539
Romania Government Bond, 5.85%, 7/28/14	RON	16,230,000	5,044,517
Romania Government Bond, 5.90%, 7/26/17	RON	30,660,000	9,616,011
Romania Government Bond, 11.00%, 3/5/14	RON	2,980,000	974,139

Total Romania			$40,025,495

Russia — 1.8%
Russia Government Bond, 6.88%, 7/15/15	RUB	95,130,000	$3,237,881
Russia Government Bond, 7.00%, 6/3/15	RUB	95,130,000	3,249,467
Russia Government Bond, 7.10%, 3/13/14	RUB	367,680,000	12,440,526
Russia Government Bond, 8.10%, 11/26/14	RUB	44,020,000	1,527,385
Russia Government Bond, 12.00%, 8/20/14	RUB	119,310,000	4,347,111

Total Russia			$24,802,370

Serbia — 6.5%
Serbia Treasury Bill, 0.00%, 2/21/13	RSD	1,315,000,000	$15,947,471
Serbia Treasury Bill, 0.00%, 4/4/13	RSD	321,270,000	3,849,810
Serbia Treasury Bill, 0.00%, 7/4/13	RSD	256,210,000	2,987,266
Serbia Treasury Bill, 0.00%, 8/9/13	RSD	737,400,000	8,506,190
Serbia Treasury Bill, 0.00%, 10/24/13	RSD	1,335,090,000	15,054,586
Serbia Treasury Bill, 0.00%, 11/8/13	RSD	785,000,000	8,811,896
Serbia Treasury Bill, 0.00%, 12/12/13	RSD	206,500,000	2,294,400
Serbia Treasury Bill, 0.00%, 1/30/14	RSD	105,900,000	1,161,980
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200,000	3,446,919
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000,000	10,750,521
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120,000	1,149,970
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930,000	1,638,520
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680,000	3,532,357
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870,000	7,977,111

Total Serbia			$87,108,997

Slovenia — 0.9%
Republic of Slovenia, 4.375%, 1/18/21(3)	EUR	2,887,000	$3,788,064
Republic of Slovenia, 5.50%, 10/26/22(2)	USD	7,967,000	8,275,721

Total Slovenia			$12,063,785

Sri Lanka — 0.0%(4)
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940,000	$465,924

Total Sri Lanka			$465,924

2

Security	Principal Amount		Value
Turkey — 7.8%
Turkey Government Bond, 0.00%, 5/15/13	TRY	5,000,000	$2,803,497
Turkey Government Bond, 0.00%, 7/17/13	TRY	92,500,000	51,347,690
Turkey Government Bond, 3.00%, 1/6/21(1)	TRY	63,996,419	42,318,598
Turkey Government Bond, 4.00%, 4/1/20(1)	TRY	13,049,556	9,026,175

Total Turkey			$105,495,960

Total Foreign Government Bonds (identified cost $474,208,924)			$505,602,065

Collateralized Mortgage Obligations — 2.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(5)	$12,159,106	$1,895,557
Series 2770, (Interest Only), Class SH, 6.894%, 3/15/34(5)(6)	6,956,326	1,238,424
Series 2877, (Interest Only), Class WS, 6.394%, 10/15/34(5)(6)	10,441,004	542,392
Series 3572, (Interest Only), Class JS, 6.594%, 9/15/39(5)(6)	12,224,553	2,231,186
Series 3586, (Interest Only), Class GS, 6.044%, 10/15/39(5)(6)	15,463,611	2,074,043
Series 3871, (Interest Only), Class MS, 6.994%, 6/15/41(5)(6)	8,565,861	1,603,820

		$9,585,422

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.296%, 10/25/35(5)(6)(7)	$20,683,693	$3,375,357
Series 2006-56, (Interest Only), Class CS, 7.006%, 7/25/36(5)(6)	9,519,930	1,811,578
Series 2006-72, (Interest Only), Class GI, 6.376%, 8/25/36(5)(6)(7)	34,418,493	5,257,839
Series 2006-96, (Interest Only), Class SM, 7.046%, 10/25/36(5)(6)(7)	21,342,833	4,053,875
Series 2007-36, (Interest Only), Class SG, 6.396%, 4/25/37(5)(6)	14,904,763	2,538,424
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(5)(7)	21,740,307	3,666,066
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(5)	11,263,439	1,075,095
Series 2010-109, (Interest Only), Class PS, 6.396%, 10/25/40(5)(6)	21,072,996	3,013,429
Series 2010-147, (Interest Only), Class KS, 5.746%, 1/25/41(5)(6)	14,827,261	2,190,865

		$26,982,528

Total Collateralized Mortgage Obligations (identified cost $35,452,516)		$36,567,950

Mortgage Pass-Throughs — 0.5%
Security	Principal Amount	Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038(7)	$5,949,253	$6,663,991

Total Mortgage Pass-Throughs (identified cost $6,724,717)		$6,663,991

3

Common Stocks — 1.6%
Security	Shares	Value
France — 0.3%
Sanofi	17,827	$1,737,886
Total SA	30,930	1,676,169

Total France		$3,414,055

Germany — 1.0%
Deutsche EuroShop AG	103,844	$4,420,929
Deutsche Wohnen AG	225,213	4,335,922
GSW Immobilien AG	103,870	4,432,275

Total Germany		$13,189,126

Luxembourg — 0.3%
GAGFAH SA(8)	353,891	$4,330,690

Total Luxembourg		$4,330,690

Total Common Stocks (identified cost $17,402,978)		$20,933,871

Precious Metals — 2.2%
Description	Troy Ounces	Value
Platinum(8)	17,693	$29,706,594

Total Precious Metals (identified cost $31,063,099)		$29,706,594

Currency Call Options Purchased — 0.4%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	787,000	INR	54.00	8/12/13	$307,121
Indian Rupee	Australia and New Zealand Banking Group Limited	INR	896,000	INR	54.00	8/12/13	349,657
Indian Rupee	Bank of America	INR	1,030,095	INR	52.00	5/6/13	123,150
Indian Rupee	Bank of America	INR	1,131,103	INR	52.00	5/6/13	135,226
Indian Rupee	Bank of America	INR	1,127,500	INR	55.00	7/1/13	638,408
Indian Rupee	Bank of America	INR	908,000	INR	54.00	8/12/13	354,340
Indian Rupee	Bank of America	INR	1,065,000	INR	55.00	8/16/13	588,303
Indian Rupee	Barclays Bank PLC	INR	1,132,690	INR	52.00	5/6/13	135,416
Indian Rupee	Barclays Bank PLC	INR	896,000	INR	54.00	8/12/13	349,657
Indian Rupee	Deutsche Bank	INR	890,900	INR	51.00	5/8/13	56,797
Indian Rupee	Deutsche Bank	INR	860,000	INR	54.00	8/12/13	335,609
Indian Rupee	Goldman Sachs International	INR	1,033,600	INR	51.00	5/8/13	65,895
Indian Rupee	Goldman Sachs International	INR	940,500	INR	55.00	7/1/13	532,526
Indian Rupee	Goldman Sachs International	INR	570,000	INR	54.00	8/12/13	222,438
Indian Rupee	Goldman Sachs International	INR	678,000	INR	55.00	8/19/13	376,858
Indian Rupee	HSBC Bank USA	INR	1,107,700	INR	53.00	7/3/13	279,414
Indian Rupee	JPMorgan Chase Bank	INR	943,400	INR	53.00	7/3/13	237,969
Indian Rupee	JPMorgan Chase Bank	INR	610,000	INR	54.00	8/12/13	238,048
Indian Rupee	JPMorgan Chase Bank	INR	687,000	INR	54.00	8/12/13	268,097
Indian Rupee	Standard Chartered Bank	INR	904,600	INR	52.00	5/6/13	108,147
Indian Rupee	Standard Chartered Bank	INR	630,700	INR	53.00	7/3/13	159,092

Total Currency Call Options Purchased (identified cost $4,270,672)							$5,862,168

4

Currency Put Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
South Korean Won	Bank of America	KRW	16,800,000	KRW	1,120.00	6/14/13	$200,256
South Korean Won	Deutsche Bank	KRW	19,040,000	KRW	1,120.00	6/14/13	226,957
South Korean Won	Deutsche Bank	KRW	20,482,560	KRW	1,120.00	6/18/13	249,758
South Korean Won	Goldman Sachs International	KRW	18,803,680	KRW	1,120.00	6/18/13	229,286
South Korean Won	Standard Chartered Bank	KRW	14,560,000	KRW	1,120.00	6/14/13	173,555
South Korean Won	Standard Chartered Bank	KRW	19,976,320	KRW	1,120.00	6/18/13	243,585
Yuan Offshore Renminbi	Barclays Bank PLC	CNH	124,807	CNH	6.50	5/20/13	2,854
Yuan Offshore Renminbi	Citibank NA	CNH	118,060	CNH	6.50	5/20/13	2,700
Yuan Offshore Renminbi	HSBC Bank USA	CNH	133,413	CNH	6.50	5/20/13	3,051
Yuan Offshore Renminbi	Standard Chartered Bank	CNH	111,787	CNH	6.50	5/20/13	2,556

Total Currency Put Options Purchased (identified cost $1,726,949)							$1,334,558

Interest Rate Swaptions — 0.0%(4)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$332,856

Total Interest Rate Swaptions (identified cost $1,495,200)				$332,856

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
Brent Crude Oil Future 9/2013	Not Applicable	421	$95.00	8/12/13	$1,048,290

Total Put Options Purchased (identified cost $2,980,680)					$1,048,290

Short-Term Investments — 63.6%

Foreign Government Securities — 33.8%

Security	Principal Amount (000’s omitted)		Value
Croatia — 0.9%
Croatia Treasury Bill, 0.00%, 2/7/13	EUR	973	$1,320,398
Croatia Treasury Bill, 0.00%, 2/28/13	EUR	1,989	2,694,533
Croatia Treasury Bill, 0.00%, 3/14/13	EUR	1,716	2,321,988
Croatia Treasury Bill, 0.00%, 3/28/13	EUR	2,215	2,993,655
Croatia Treasury Bill, 0.00%, 4/4/13	EUR	2,000	2,701,688

Total Croatia			$12,032,262

Georgia — 0.6%
Bank of Georgia Promissory Note, 7.00%, 3/9/13	USD	1,928	$1,939,419
Bank of Georgia Promissory Note, 7.75%, 2/22/13	USD	1,606	1,613,016
Georgia Treasury Bill, 0.00%, 3/14/13	GEL	3,811	2,287,168
Georgia Treasury Bill, 0.00%, 5/23/13	GEL	4,580	2,715,566

Total Georgia			$8,555,169

5

Security	Principal Amount (000’s omitted)		Value
Malaysia — 8.0%
Bank Negara Monetary Note, 0.00%, 2/7/13	MYR	32,258	$10,377,416
Bank Negara Monetary Note, 0.00%, 2/19/13	MYR	36,786	11,822,696
Bank Negara Monetary Note, 0.00%, 2/26/13	MYR	111,801	35,911,123
Bank Negara Monetary Note, 0.00%, 2/28/13	MYR	12,949	4,158,613
Bank Negara Monetary Note, 0.00%, 3/28/13	MYR	16,239	5,203,629
Bank Negara Monetary Note, 0.00%, 4/23/13	MYR	18,055	5,773,350
Bank Negara Monetary Note, 0.00%, 4/30/13	MYR	80,883	25,848,990
Bank Negara Monetary Note, 0.00%, 5/2/13	MYR	29,060	9,285,585

Total Malaysia			$108,381,402

Mexico — 2.2%
Mexico Cetes, 0.00%, 2/7/13	MXN	373,241	$29,347,969

Total Mexico			$29,347,969

Nigeria — 8.4%
Nigeria Treasury Bill, 0.00%, 2/7/13	NGN	745,500	$4,734,180
Nigeria Treasury Bill, 0.00%, 2/21/13	NGN	1,573,326	9,953,159
Nigeria Treasury Bill, 0.00%, 3/7/13	NGN	1,318,730	8,304,820
Nigeria Treasury Bill, 0.00%, 3/28/13	NGN	767,200	4,800,651
Nigeria Treasury Bill, 0.00%, 4/4/13	NGN	2,274,300	14,193,210
Nigeria Treasury Bill, 0.00%, 4/11/13	NGN	586,000	3,646,808
Nigeria Treasury Bill, 0.00%, 4/25/13	NGN	426,900	2,645,939
Nigeria Treasury Bill, 0.00%, 5/9/13	NGN	1,008,800	6,228,112
Nigeria Treasury Bill, 0.00%, 5/23/13	NGN	327,000	2,011,201
Nigeria Treasury Bill, 0.00%, 9/5/13	NGN	8,299,000	49,582,498
Nigeria Treasury Bill, 0.00%, 10/10/13	NGN	694,200	4,102,939
Nigeria Treasury Bill, 0.00%, 1/23/14	NGN	476,600	2,723,375

Total Nigeria			$112,926,892

Philippines — 2.8%
Philippine Treasury Bill, 0.00%, 2/6/13	PHP	157,180	$3,863,244
Philippine Treasury Bill, 0.00%, 2/13/13	PHP	176,510	4,338,194
Philippine Treasury Bill, 0.00%, 2/20/13	PHP	22,020	541,180
Philippine Treasury Bill, 0.00%, 3/6/13	PHP	60,040	1,475,481
Philippine Treasury Bill, 0.00%, 4/10/13	PHP	26,560	652,630
Philippine Treasury Bill, 0.00%, 4/17/13	PHP	42,690	1,048,955
Philippine Treasury Bill, 0.00%, 5/2/13	PHP	150,670	3,702,155
Philippine Treasury Bill, 0.00%, 5/15/13	PHP	182,440	4,482,122
Philippine Treasury Bill, 0.00%, 6/13/13	PHP	14,210	348,978
Philippine Treasury Bill, 0.00%, 7/10/13	PHP	127,110	3,120,094
Philippine Treasury Bill, 0.00%, 7/24/13	PHP	98,690	2,421,755
Philippine Treasury Bill, 0.00%, 8/7/13	PHP	255,780	6,274,821
Philippine Treasury Bill, 0.00%, 9/18/13	PHP	128,890	3,157,418
Philippine Treasury Bill, 0.00%, 10/2/13	PHP	75,260	1,842,534

Total Philippines			$37,269,561

Romania — 0.9%
Romania Treasury Bill, 0.00%, 1/15/14	RON	42,700	$12,528,609

Total Romania			$12,528,609

Serbia — 3.7%
Serbia Treasury Bill, 0.00%, 2/13/13	RSD	2,048,000	$24,891,816
Serbia Treasury Bill, 0.00%, 3/28/13	RSD	225,310	2,705,384
Serbia Treasury Bill, 0.00%, 4/11/13	RSD	190,060	2,272,874
Serbia Treasury Bill, 0.00%, 5/23/13	RSD	516,360	6,098,497
Serbia Treasury Bill, 0.00%, 6/13/13	RSD	28,900	339,151
Serbia Treasury Bill, 0.00%, 6/28/13	RSD	193,500	2,260,312
Serbia Treasury Bill, 0.00%, 9/13/13	RSD	928,600	10,600,459

Total Serbia			$49,168,493

6

Security	Principal Amount (000’s omitted)		Value
Singapore — 0.2%
Singapore Treasury Bill, 0.00%, 4/4/13	SGD	2,990	$2,414,934

Total Singapore			$2,414,934

South Korea — 1.9%
Korea Monetary Stabilization Bond, 0.00%, 2/5/13	KRW	4,865,430	$4,466,766
Korea Monetary Stabilization Bond, 0.00%, 3/5/13	KRW	1,952,690	1,789,007
Korea Monetary Stabilization Bond, 0.00%, 3/12/13	KRW	1,603,770	1,468,579
Korea Monetary Stabilization Bond, 0.00%, 3/19/13	KRW	6,330,480	5,793,506
Korea Monetary Stabilization Bond, 0.00%, 4/9/13	KRW	5,505,180	5,030,767
Korea Monetary Stabilization Bond, 0.00%, 4/16/13	KRW	2,792,140	2,549,907
Korea Monetary Stabilization Bond, 0.00%, 4/30/13	KRW	4,879,700	4,452,116

Total South Korea			$25,550,648

Sri Lanka — 4.2%
Sri Lanka Treasury Bill, 0.00%, 2/8/13	LKR	1,400,000	$11,072,125
Sri Lanka Treasury Bill, 0.00%, 4/12/13	LKR	1,993,810	15,513,373
Sri Lanka Treasury Bill, 0.00%, 7/5/13	LKR	743,700	5,652,040
Sri Lanka Treasury Bill, 0.00%, 7/12/13	LKR	3,065,110	23,248,046
Sri Lanka Treasury Bill, 0.00%, 10/11/13	LKR	165,030	1,218,077

Total Sri Lanka			$56,703,661

Total Foreign Government Securities (identified cost $449,263,553)			$454,879,600

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/7/13(7)		$16,000	$15,999,920

Total U.S. Treasury Obligations (identified cost $15,999,843)			$15,999,920

Repurchase Agreements — 10.7%
Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/29/13 with a maturity date of 2/8/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,787,628, collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,482,950.	EUR	4,788	$6,501,151
Dated 1/29/13 with a maturity date of 2/8/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,571,489, collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,910,723.	EUR	6,572	8,923,468
Dated 1/29/13 with a maturity date of 2/8/13, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,274,559, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,852,394.	EUR	7,275	9,878,171
Barclays Bank PLC:
Dated 1/29/13 with a maturity date of 2/8/13, an interest rate of 0.03% payable by the Portfolio and repurchase proceeds of EUR 29,360,999, collateralized by EUR 25,152,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $39,938,341.	EUR	29,361	39,866,623

7

Description	Principal Amount (000’s omitted)		Value
Citibank PLC:
Dated 1/31/13 with a maturity date of 2/12/13, an interest rate of 0.08% payable by the Portfolio and repurchase proceeds of EUR 14,648,472, collateralized by EUR 12,738,000 Government of France 3.75%, due 10/25/19 and a market value, including accrued interest, of $19,916,536.	EUR	14,649	$19,890,018
Nomura International PLC:
Dated 1/28/13 with a maturity date of 2/7/13, an interest rate of 0.10% payable by the Portfolio and repurchase proceeds of EUR 4,182,779, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,680,665.	EUR	4,183	5,679,491
Dated 1/28/13 with a maturity date of 2/7/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 17,231,371, collateralized by EUR 15,060,000 Belgium Kingdom Government Bond 3.75%, due 9/28/20 and a market value, including accrued interest, of $23,405,234.	EUR	17,232	23,396,999
Dated 1/31/13 with a maturity date of 2/12/13, an interest rate of 0.05% payable by the Portfolio and repurchase proceeds of EUR 22,665,054, collateralized by EUR 19,340,000 Government of France 4.00%, due 10/25/38 and a market value, including accrued interest, of $30,709,586.	EUR	22,665	30,774,930

Total Repurchase Agreements (identified cost $144,231,181)			$144,910,851

Other — 17.9%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(9)		$241,029	$241,029,116

Total Other (identified cost $241,029,116)			$241,029,116

Total Short-Term Investments (identified cost $850,523,693)			$856,819,487

Total Investments — 108.8% (identified cost $1,425,849,428)			$1,464,871,830

Currency Call Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	1,239,462	INR	54.00	8/12/13	$(483,691)
Indian Rupee	Citibank NA	INR	1,178,280	INR	54.00	8/12/13	(459,815)
Indian Rupee	Deutsche Bank	INR	633,478	INR	54.00	8/12/13	(247,210)
Indian Rupee	Goldman Sachs International	INR	1,065,000	INR	55.00	8/16/13	(591,607)
Indian Rupee	HSBC Bank USA	INR	1,286,280	INR	54.00	8/12/13	(501,961)
Indian Rupee	JPMorgan Chase Bank	INR	678,000	INR	55.00	8/19/13	(376,858)
Indian Rupee	Nomura International PLC	INR	1,286,280	INR	54.00	8/12/13	(501,961)
Indian Rupee	Standard Chartered Bank	INR	590,220	INR	54.00	8/12/13	(230,329)

Total Currency Call Options Written (premiums received $5,791,622)							$(3,393,432)

8

Currency Put Options Written — (0.1)%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Bank of America	INR	666,250	INR	65.00	7/1/13	$(10,234)
Indian Rupee	Goldman Sachs International	INR	555,750	INR	65.00	7/1/13	(8,536)
Indian Rupee	HSBC Bank USA	INR	668,800	INR	64.00	7/3/13	(14,007)
Indian Rupee	JPMorgan Chase Bank	INR	569,600	INR	64.00	7/3/13	(11,930)
Indian Rupee	Standard Chartered Bank	INR	380,800	INR	64.00	7/3/13	(7,975)
South Korean Won	Bank of America	KRW	16,800,000	KRW	1,120.00	6/14/13	(200,256)
South Korean Won	Citibank NA	KRW	18,803,680	KRW	1,120.00	6/18/13	(229,286)
South Korean Won	Citibank NA	KRW	20,482,560	KRW	1,120.00	6/18/13	(249,758)
South Korean Won	JPMorgan Chase Bank	KRW	19,040,000	KRW	1,120.00	6/14/13	(226,957)
South Korean Won	Standard Chartered Bank	KRW	14,560,000	KRW	1,120.00	6/14/13	(173,555)
South Korean Won	Standard Chartered Bank	KRW	19,976,320	KRW	1,120.00	6/18/13	(243,585)

Total Currency Put Options Written (premiums received $2,555,531)							$(1,376,079)

Other Assets, Less Liabilities — (8.4)%							$(113,418,128)

Net Assets — 100.0%							$1,346,684,191

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CNH	-	Yuan Offshore Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

INR	-	Indian Rupee

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

USD	-	United States Dollar

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $13,501,195 or 1.0% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $3,788,064 or 0.3% of the Portfolio’s net assets.

9

(4)	Amount is less than 0.05%.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts and/or securities sold short.

(8)	Non-income producing.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $41,525.

Securities Sold Short — (11.8)%

Foreign Government Bonds — (10.6)%

Security	Principal Amount (000’s omitted)		Value
Belgium — (1.7)%
Belgium Kingdom Government Bond, 3.75%, 9/28/20	EUR	(15,060)	$(23,140,524)

Total Belgium			$(23,140,524)

France — (6.7)%
Government of France, 3.75%, 10/25/19	EUR	(12,738)	$(19,740,618)
Government of France, 4.00%, 10/25/38	EUR	(44,492)	(69,992,507)

Total France			$(89,733,125)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,553,352)

Total Spain			$(5,553,352)

Supranational — (1.8)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,473,321)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,573,094)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,644,458)

Total Supranational			$(24,690,873)

Total Foreign Government Bonds (proceeds $129,025,937)			$(143,117,874)

Common Stocks — (1.2)%

Security	Shares		Value
China — (1.2)%
Agricultural Bank of China, Ltd., Class H		(7,105,000)	$(3,859,901)
Bank of China, Ltd., Class H		(7,858,000)	(3,881,887)
China Construction Bank Corp., Class H		(4,367,000)	(3,767,108)
Industrial & Commercial Bank of China, Ltd., Class H		(5,211,000)	(3,924,453)

Total China			$(15,433,349)

Total Common Stocks (proceeds $11,006,171)			$(15,433,349)

Total Securities Sold Short (proceeds $140,032,108)			$(158,551,223)

EUR	-	Euro

10

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $52,491,625 or 3.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
4/26/13	Gold 8,388 Troy Ounces	United States Dollar 14,130,020	Citibank NA	$165,584
4/26/13	Gold 3,113 Troy Ounces	United States Dollar 5,248,216	Merrill Lynch International	61,453

				$227,037

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 4,455,400,000	Euro 15,019,046	JPMorgan Chase Bank	$(287,550)
2/7/13	Euro 973,000	United States Dollar 1,292,694	Standard Chartered Bank	(28,470)
2/7/13	Mexican Peso 233,050,000	United States Dollar 18,379,752	BNP Paribas SA	54,213
2/12/13	Japanese Yen 4,325,000,000	United States Dollar 49,298,986	Goldman Sachs International	2,000,351
2/12/13	Japanese Yen 2,544,195,000	United States Dollar 28,036,906	Goldman Sachs International	213,334
2/12/13	Japanese Yen 381,100,000	United States Dollar 4,297,014	Goldman Sachs International	129,266
2/14/13	Australian Dollar 46,872,000	United States Dollar 49,227,318	Goldman Sachs International	386,428
2/14/13	Serbian Dinar 1,529,832,000	Euro 13,591,258	Deutsche Bank	(154,711)
2/20/13	Euro 77,407,264	United States Dollar 100,179,629	Australia and New Zealand Banking Group Limited	(4,933,754)
2/20/13	Euro 33,744,056	United States Dollar 43,441,951	Bank of America	(2,380,001)
2/20/13	Euro 8,417,000	United States Dollar 10,734,705	Citibank NA	(694,963)
2/20/13	Euro 56,781,340	United States Dollar 73,491,866	Goldman Sachs International	(3,613,026)
2/22/13	New Taiwan Dollar 267,134,000	United States Dollar 9,228,702	Australia and New Zealand Banking Group Limited	186,066
2/25/13	New Taiwan Dollar 267,116,000	United States Dollar 9,241,169	Australia and New Zealand Banking Group Limited	199,913
2/25/13	New Taiwan Dollar 280,471,000	United States Dollar 9,704,207	Barclays Bank PLC	210,915
2/28/13	British Pound Sterling 1,122,392	United States Dollar 1,795,726	State Street Bank and Trust Co.	15,853

11

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
2/28/13	Euro 1,989,000	United States Dollar 2,663,917	Standard Chartered Bank	$(37,124)
3/4/13	Brazilian Real 18,448,000	United States Dollar 9,228,153	BNP Paribas SA	(7,854)
3/7/13	New Taiwan Dollar 963,706,000	United States Dollar 33,282,887	Barclays Bank PLC	666,379
3/8/13	New Taiwan Dollar 592,479,000	United States Dollar 20,488,243	Barclays Bank PLC	435,090
3/8/13	New Taiwan Dollar 622,104,000	United States Dollar 21,511,947	HSBC Bank USA	456,101
3/8/13	South African Rand 182,727,000	United States Dollar 20,993,934	Standard Bank	654,640
3/8/13	South African Rand 177,844,919	United States Dollar 20,444,295	Standard Chartered Bank	648,424
3/11/13	Euro 30,256,745	United States Dollar 39,545,566	Bank of America	(1,545,298)
3/11/13	Euro 1,820,000	United States Dollar 2,353,606	Goldman Sachs International	(118,087)
3/11/13	Euro 78,784,000	United States Dollar 101,913,013	Goldman Sachs International	(5,081,397)
3/11/13	South African Rand 71,615,725	United States Dollar 8,093,544	Credit Suisse International	125,270
3/14/13	Euro 1,716,000	United States Dollar 2,241,645	Goldman Sachs International	(88,846)
3/19/13	Euro 9,680,000	United States Dollar 12,750,157	Goldman Sachs International	(396,562)
3/28/13	Euro 2,215,000	United States Dollar 2,954,256	Goldman Sachs International	(54,155)
3/28/13	New Zealand Dollar 65,858,776	United States Dollar 54,949,270	Goldman Sachs International	(128,939)
4/4/13	Euro 2,000,000	United States Dollar 2,656,040	Goldman Sachs International	(60,462)
4/15/13	Hungarian Forint 3,724,700,000	Euro 12,408,222	JPMorgan Chase Bank	(283,180)
4/15/13	Hungarian Forint 2,162,266,643	Euro 7,263,728	Standard Chartered Bank	(82,221)

				$(13,594,357)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/1/13	Hungarian Forint 4,455,400,000	Euro 15,058,750	Credit Suisse International	$233,640
2/1/13	Sri Lanka Rupee 60,902,843	United States Dollar 482,208	Standard Chartered Bank	(191)
2/5/13	Romanian Leu 19,300,000	Euro 4,399,663	Bank of America	4,722
2/5/13	Euro 4,399,663	United States Dollar 5,976,942	Goldman Sachs International	(3,041)
2/5/13	Philippine Peso 207,040,000	United States Dollar 5,031,104	Standard Chartered Bank	57,302
2/11/13	Swedish Krona 304,603,890	Euro 35,490,988	Credit Suisse International	(289,010)
2/14/13	Serbian Dinar 263,540,000	Euro 2,360,412	Citibank NA	739

12

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/19/13	Hong Kong Dollar 85,165,748	United States Dollar 10,990,689	Goldman Sachs International	$(8,605)
2/19/13	Indian Rupee 390,229,000	United States Dollar 7,265,481	Bank of America	47,827
2/19/13	Indian Rupee 543,121,000	United States Dollar 10,113,985	Citibank NA	64,683
2/19/13	Malaysian Ringgit 12,686,000	United States Dollar 4,136,829	Goldman Sachs International	(57,729)
2/19/13	Singapore Dollar 43,865,000	United States Dollar 35,801,441	Citibank NA	(360,040)
2/19/13	South Korean Won 23,154,572,000	United States Dollar 21,477,202	Goldman Sachs International	(224,744)
2/19/13	Yuan Offshore Renminbi 33,295,000	United States Dollar 5,316,142	Goldman Sachs International	40,273
2/19/13	Yuan Offshore Renminbi 36,800,000	United States Dollar 5,875,309	Standard Chartered Bank	44,982
2/20/13	New Turkish Lira 41,563,673	United States Dollar 23,236,805	Bank of America	338,761
2/20/13	Yuan Offshore Renminbi 83,489,000	United States Dollar 13,281,737	Bank of America	148,875
2/20/13	Yuan Offshore Renminbi 160,778,500	United States Dollar 25,573,115	Barclays Bank PLC	290,815
2/22/13	Malaysian Ringgit 13,972,000	United States Dollar 4,630,016	Nomura International PLC	(138,340)
2/22/13	New Taiwan Dollar 199,254,000	United States Dollar 6,893,409	Barclays Bank PLC	(148,550)
2/22/13	New Taiwan Dollar 19,545,196	United States Dollar 659,865	Deutsche Bank	1,751
2/22/13	New Taiwan Dollar 337,027,804	United States Dollar 11,386,074	Standard Chartered Bank	22,506
2/22/13	New Taiwan Dollar 174,555,000	United States Dollar 6,038,921	Standard Chartered Bank	(130,136)
2/22/13	Singapore Dollar 7,671,000	United States Dollar 6,259,869	Deutsche Bank	(61,993)
2/22/13	Singapore Dollar 7,512,242	United States Dollar 6,129,815	Nomura International PLC	(60,210)
2/22/13	South Korean Won 8,990,339,000	United States Dollar 8,485,775	Barclays Bank PLC	(234,851)
2/22/13	South Korean Won 8,648,945,000	United States Dollar 8,163,772	Nomura International PLC	(226,164)
2/22/13	Yuan Offshore Renminbi 41,755,000	United States Dollar 6,652,593	BNP Paribas SA	63,515
2/22/13	Yuan Offshore Renminbi 45,856,000	United States Dollar 7,306,798	Deutsche Bank	68,938
2/22/13	Yuan Offshore Renminbi 45,640,000	United States Dollar 7,271,800	HSBC Bank USA	69,192
2/25/13	Yuan Renminbi 96,431,000	United States Dollar 15,334,743	Nomura International PLC	51,566
2/26/13	South Korean Won 17,638,144,000	United States Dollar 16,390,804	Bank of America	(205,600)
2/28/13	Mexican Peso 2,820,000	United States Dollar 221,771	HSBC Bank USA	(504)
2/28/13	Mexican Peso 220,659,713	United States Dollar 16,915,531	Toronto-Dominion Bank	398,192
2/28/13	Philippine Peso 355,650,000	United States Dollar 8,738,544	Citibank NA	(2,170)
2/28/13	Yuan Renminbi 55,842,300	United States Dollar 8,886,992	JPMorgan Chase Bank	13,233
2/28/13	Yuan Renminbi 55,842,300	United States Dollar 8,884,164	Standard Chartered Bank	16,061

13

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
3/1/13	Yuan Renminbi 168,354,000	United States Dollar 26,795,162	JPMorgan Chase Bank	$27,459
3/8/13	South Korean Won 5,772,226,000	United States Dollar 5,403,947	Nomura International PLC	(109,439)
3/14/13	Philippine Peso 494,200,000	United States Dollar 12,063,663	BNP Paribas SA	78,988
3/22/13	Indian Rupee 686,037,000	United States Dollar 12,601,361	JPMorgan Chase Bank	181,719
3/22/13	Indian Rupee 826,451,000	United States Dollar 15,179,139	Nomura International PLC	220,307
3/22/13	Indian Rupee 680,256,000	United States Dollar 12,494,026	Standard Chartered Bank	181,335
3/28/13	Indian Rupee 276,100,000	United States Dollar 5,085,042	Citibank NA	54,401
3/28/13	Indian Rupee 296,300,000	United States Dollar 5,455,064	Deutsche Bank	60,390
4/15/13	Indian Rupee 842,492,060	United States Dollar 15,177,166	Nomura International PLC	458,924
4/15/13	Indian Rupee 1,381,641,940	United States Dollar 24,885,258	Standard Chartered Bank	757,094
4/15/13	South Korean Won 9,658,374,000	United States Dollar 9,040,459	Bank of America	(198,704)
4/15/13	South Korean Won 8,516,626,000	United States Dollar 7,969,519	Nomura International PLC	(172,976)
4/17/13	Peruvian New Sol 26,442,000	United States Dollar 10,389,784	Bank of America	(148,458)
4/17/13	Peruvian New Sol 12,480,000	United States Dollar 4,908,555	Deutsche Bank	(74,890)
4/17/13	Peruvian New Sol 6,688,000	United States Dollar 2,629,789	Standard Chartered Bank	(39,441)
4/17/13	Peruvian New Sol 13,774,000	United States Dollar 5,414,308	Toronto-Dominion Bank	(79,461)
4/18/13	Peruvian New Sol 7,400,000	United States Dollar 2,907,662	Bank of America	(41,615)
4/30/13	Norwegian Krone 133,148,315	Euro 17,879,937	BNP Paribas SA	1,277
4/30/13	Norwegian Krone 133,148,315	Euro 17,879,457	Deutsche Bank	1,930
4/30/13	Peruvian New Sol 41,519,050	United States Dollar 16,224,717	Deutsche Bank	(148,788)
5/2/13	Peruvian New Sol 20,597,180	United States Dollar 8,059,941	Standard Chartered Bank	(85,212)
6/14/13	Russian Ruble 135,323,000	United States Dollar 4,289,500	Bank of America	127,685
6/14/13	Russian Ruble 129,677,000	United States Dollar 4,112,161	Citibank NA	120,729
9/16/13	Russian Ruble 196,602,000	United States Dollar 6,145,733	HSBC Bank USA	183,540
9/16/13	Russian Ruble 68,398,000	United States Dollar 2,138,440	JPMorgan Chase Bank	63,519
12/16/13	Russian Ruble 146,357,000	United States Dollar 4,517,889	Credit Suisse International	130,430
12/16/13	Russian Ruble 118,493,000	United States Dollar 3,660,298	Goldman Sachs International	103,056

				$1,479,494

14

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
2/13	244 CAC 40 Index	Short	$(12,283,074)	$(12,362,587)	$(79,513)
2/13	102 Gold	Short	(17,474,544)	(16,938,120)	536,424
2/13	395 Hang Seng H-Shares	Long	30,591,185	30,933,704	342,519
3/13	236 Dow Jones Euro Stoxx 50 Index	Short	(8,491,687)	(8,687,156)	(195,469)
3/13	742 Euro-Bobl	Short	(128,122,284)	(126,621,126)	1,501,158
3/13	18 Euro-Bund	Short	(3,539,325)	(3,468,095)	71,230
3/13	60 Euro-Schatz	Short	(9,025,438)	(8,981,445)	43,993
3/13	41 Japan 10-Year Bond	Short	(64,895,183)	(64,697,906)	197,277
3/13	42 U.S. 10-Year Deliverable Interest Rate Swap	Short	(4,253,656)	(4,161,281)	92,375
4/13	401 Platinum	Long	32,611,805	33,591,770	979,965

					$3,489,959

CAC 40 Index: Cotation Assistée en Continu Index comprised of 40 largest companies listed on the Paris Bourse Exchange.

Dow Jones Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

Hang Seng H-Shares: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	HUF	586,900	Pays	6-month HUF BUBOR	5.75%	12/16/16	$60,067
Bank of America	HUF	787,130	Receives	6-month HUF BUBOR	7.32	12/16/16	(285,529)
Bank of America	HUF	312,000	Pays	6-month HUF BUBOR	6.99	12/19/16	95,960
Bank of America	HUF	312,000	Receives	6-month HUF BUBOR	7.29	12/19/16	(111,699)
Bank of America	HUF	260,000	Pays	6-month HUF BUBOR	6.97	12/20/16	79,328
Bank of America	HUF	260,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(95,237)
Bank of America	HUF	358,000	Pays	6-month HUF BUBOR	6.91	12/21/16	107,416
Bank of America	HUF	358,000	Receives	6-month HUF BUBOR	7.37	12/21/16	(135,165)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	6,480
Bank of America	HUF	111,400	Pays	6-month HUF BUBOR	5.11	12/22/16	819
Bank of America	HUF	111,400	Receives	6-month HUF BUBOR	7.32	12/22/16	(41,073)
Bank of America	HUF	233,000	Pays	6-month HUF BUBOR	5.13	1/10/17	2,135
Bank of America	HUF	233,000	Receives	6-month HUF BUBOR	7.93	1/10/17	(109,814)
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	2,522
Bank of America	HUF	339,000	Pays	6-month HUF BUBOR	6.95	1/17/17	105,105
Bank of America	HUF	339,000	Receives	6-month HUF BUBOR	7.91	1/17/17	(158,749)
Bank of America	NZD	12,749	Pays	3-month NZD Bank Bill	3.78	10/30/22	(62,958)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	235,006
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	92,673
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	196,815
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	185,375

15

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83%	11/14/17	$24,789
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(27,029)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	219,332
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	117,257
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	130,167
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	226,962
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	118,387
BNP Paribas NA	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	190,710
BNP Paribas NA	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	22,571
BNP Paribas NA	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	99,186
Citibank NA	NZD	19,788	Pays	3-month NZD Bank Bill	3.97	8/13/22	227,118
Citibank NA	NZD	15,674	Pays	3-month NZD Bank Bill	3.90	8/13/22	92,336
Citibank NA	NZD	17,922	Pays	3-month NZD Bank Bill	3.86	8/13/22	78,556
Citibank NA	NZD	13,065	Pays	3-month NZD Bank Bill	3.82	8/13/22	15,422
Citibank NA	NZD	20,593	Pays	3-month NZD Bank Bill	3.80	8/30/22	(16,712)
Citibank NA	NZD	7,279	Pays	3-month NZD Bank Bill	3.78	10/30/22	(35,944)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	331,266
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	135,770
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	26,526
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	89,277
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	95,476
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	39,842
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	33,407
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	95,260
Credit Suisse International	HUF	492,670	Pays	6-month HUF BUBOR	6.93	12/16/16	146,947
Credit Suisse International	HUF	492,670	Receives	6-month HUF BUBOR	7.32	12/16/16	(178,715)
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	4,434
Credit Suisse International	HUF	120,600	Pays	6-month HUF BUBOR	6.98	12/22/16	37,699
Credit Suisse International	HUF	120,600	Receives	6-month HUF BUBOR	7.29	12/22/16	(43,868)
Credit Suisse International	HUF	103,000	Pays	6-month HUF BUBOR	6.99	12/27/16	32,709
Credit Suisse International	HUF	103,000	Receives	6-month HUF BUBOR	7.38	12/27/16	(39,035)
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	2,150
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	948
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(187,776)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	2,464
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(216,965)
Credit Suisse International	HUF	176,000	Pays	6-month HUF BUBOR	7.10	1/17/17	58,773
Credit Suisse International	HUF	176,000	Receives	6-month HUF BUBOR	7.83	1/17/17	(80,097)
Credit Suisse International	HUF	186,000	Pays	6-month HUF BUBOR	5.87	1/20/17	24,541
Credit Suisse International	HUF	186,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(82,200)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	120,251
Credit Suisse International	USD	3,665	Receives	3-month USD-LIBOR-BBA	1.81	10/23/22	50,605
Credit Suisse International	USD	626	Receives	3-month USD-LIBOR-BBA	1.75	11/6/22	13,101
Deutsche Bank	HUF	182,820	Pays	6-month HUF BUBOR	7.01	1/19/17	58,617
Deutsche Bank	HUF	182,820	Receives	6-month HUF BUBOR	7.98	1/19/17	(87,802)
Deutsche Bank	NZD	14,775	Pays	3-month NZD Bank Bill	3.79	10/30/22	(59,910)

16

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34%	7/30/17	$134,530
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	336,625
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	181,772
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	118,848
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	112,108
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	22,976
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	65,763
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	481,128
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(569,110)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	158,779
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(193,963)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(241,293)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	198,295
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(229,286)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	3,441
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(232,432)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	852
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(100,319)
JPMorgan Chase Bank	MXN	11,728,900	Receives	Mexico Interbank TIIE 28 Day	4.69	1/28/14	(371,870)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	87,288
Morgan Stanley & Co. International PLC	HUF	671,000	Pays	6-month HUF BUBOR	6.94	12/19/16	200,825
Morgan Stanley & Co. International PLC	HUF	671,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(236,894)
Morgan Stanley & Co. International PLC	HUF	265,000	Pays	6-month HUF BUBOR	7.02	12/20/16	83,045
Morgan Stanley & Co. International PLC	HUF	265,000	Receives	6-month HUF BUBOR	7.36	12/20/16	(97,945)
Nomura International PLC	HUF	457,000	Pays	6-month HUF BUBOR	6.99	12/21/16	143,578
Nomura International PLC	HUF	457,000	Receives	6-month HUF BUBOR	7.39	12/21/16	(173,804)

							$1,959,217

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

USD	-	United States Dollar

17

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Bank of America	$6,951	5.00	%(1)	6/20/13	43.10%	$(874,743)	$(16,963)	$(891,706)
Argentina	Bank of America	12,107	5.00	(1)	6/20/13	43.10	(1,523,530)	(12,953)	(1,536,483)
Argentina	Credit Suisse International	667	5.00	(1)	6/20/13	43.10	(83,910)	(713)	(84,623)
Argentina	Credit Suisse International	3,464	5.00	(1)	6/20/13	43.10	(435,905)	(8,728)	(444,633)
Argentina	Credit Suisse International	3,552	5.00	(1)	6/20/13	43.10	(446,979)	(6,354)	(453,333)
Argentina	Credit Suisse International	3,688	5.00	(1)	6/20/13	43.10	(464,093)	(9,292)	(473,385)
Argentina	Deutsche Bank	964	5.00	(1)	6/20/13	43.10	(121,308)	(2,429)	(123,737)
Argentina	Deutsche Bank	3,219	5.00	(1)	6/20/13	43.10	(405,125)	(8,107)	(413,232)
Argentina	Deutsche Bank	3,468	5.00	(1)	6/20/13	43.10	(436,459)	(11,876)	(448,335)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.16	(10,676)	15,543	4,867
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.16	(2,978)	4,137	1,159
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.61	(195,079)	227,855	32,776
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.61	(130,053)	70,604	(59,449)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.61	(380,794)	174,617	(206,177)
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.61	(684,597)	416,958	(267,639)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.16	(12,818)	20,721	7,903
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.16	(7,631)	12,440	4,809
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.61	(130,053)	126,560	(3,493)
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.61	(65,287)	59,150	(6,137)
South Africa	BNP Paribas SA	4,190	1.00	(1)	9/20/17	1.61	(108,985)	102,327	(6,658)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.10	(6,468)	70,705	64,237
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.16	(16,014)	28,458	12,444
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.16	(6,693)	10,243	3,550
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.16	(2,979)	4,863	1,884
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.21	(47,957)	88,414	40,457
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.21	(43,162)	44,992	1,830
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.61	(96,239)	121,793	25,554
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.61	(126,412)	164,001	37,589
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.61	(148,260)	173,170	24,910
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.61	(390,158)	487,281	97,123
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.61	(79,852)	98,419	18,567
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.67	(79,383)	61,290	(18,093)
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.61	(130,053)	124,420	(5,633)
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.67	(74,974)	60,160	(14,814)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.67	(213,526)	148,818	(64,708)
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.61	(195,079)	186,630	(8,449)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.61	(26,010)	14,153	(11,857)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.67	(227,051)	178,747	(48,304)
Spain	Deutsche Bank	1,100	1.00	(1)	3/20/13	1.12	1,145	4,219	5,364
Turkey	BNP Paribas SA	4,800	1.00	(1)	9/20/22	1.78	(306,550)	298,165	(8,385)
Turkey	BNP Paribas SA	10,000	1.00	(1)	9/20/22	1.78	(638,645)	558,541	(80,104)
Turkey	BNP Paribas SA	15,456	1.00	(1)	9/20/22	1.78	(987,090)	887,391	(99,699)
Markit CDX North America High Yield Index	Barclays Bank PLC	1,670	5.00	(1)	12/20/17	4.46	47,914	1,950	49,864
Markit CDX North America High Yield Index	Citibank NA	10,350	5.00	(1)	12/20/17	4.46	296,954	6,042	302,996

18

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	Deutsche Bank	$13,000	5.00	%(1)	12/20/17	4.46%	$372,985	$354,284	$727,269
Markit CDX North America High Yield Index	Deutsche Bank	12,460	5.00	(1)	12/20/17	4.46	357,493	14,547	372,040
Markit CDX North America High Yield Index	JPMorgan Chase Bank	9,130	5.00	(1)	12/20/17	4.46	261,951	21,318	283,269

Total		$286,639					$(9,025,116)	$5,366,511	$(3,658,605)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$4,600	1.00	%(1)	12/20/20	$145,970	$(115,592)	$30,378
Brazil	Bank of America	1,217	1.00	(1)	12/20/20	38,618	(35,754)	2,864
Brazil	Bank of America	533	1.00	(1)	12/20/20	16,914	(15,317)	1,597
Brazil	Bank of America	280	1.00	(1)	12/20/20	8,886	(7,698)	1,188
Brazil	Barclays Bank PLC	1,430	1.00	(1)	12/20/20	45,377	(42,992)	2,385
Brazil	Barclays Bank PLC	35,000	1.00	(1)	6/20/21	1,241,574	(1,317,630)	(76,056)
Brazil	Barclays Bank PLC	15,000	1.00	(1)	6/20/22	639,503	(1,314,864)	(675,361)
Brazil	Citibank NA	2,400	1.00	(1)	9/20/20	71,567	(88,289)	(16,722)
Brazil	Citibank NA	270	1.00	(1)	12/20/20	8,568	(7,510)	1,058
Brazil	Citibank NA	11,000	1.00	(1)	9/20/21	410,537	(410,267)	270
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	567,905	(1,112,001)	(544,096)
Brazil	HSBC Bank USA	1,000	1.00	(1)	6/20/21	35,474	(36,356)	(882)
Brazil	Standard Chartered Bank	2,400	1.00	(1)	9/20/20	71,567	(74,682)	(3,115)
Brazil	Standard Chartered Bank	280	1.00	(1)	12/20/20	8,885	(7,788)	1,097
China	Bank of America	6,100	1.00	(1)	3/20/17	(124,869)	(150,488)	(275,357)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(206,260)	(226,210)	(432,470)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(75,741)	(78,944)	(154,685)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(88,023)	(91,746)	(179,769)

19

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Bank of America	$3,900	1.00	%(1)	9/20/21	$82,210	$(151,206)	$(68,996)
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	51,451	(109,418)	(57,967)
Colombia	Citibank NA	2,100	1.00	(1)	6/20/22	54,023	(155,894)	(101,871)
Colombia	Deutsche Bank	2,500	1.00	(1)	6/20/22	64,314	(163,254)	(98,940)
Colombia	Deutsche Bank	2,080	1.00	(1)	6/20/22	53,509	(155,783)	(102,274)
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	105,475	(255,842)	(150,367)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(61,165)	(213,230)	(274,395)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	63,028	(113,888)	(50,860)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	51,451	(148,471)	(97,020)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	51,451	(163,721)	(112,270)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(33,348)	(117,877)	(151,225)
Colombia	HSBC Bank USA	8,590	1.00	(1)	9/20/21	181,073	(319,865)	(138,792)
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	94,225	(173,305)	(79,080)
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	102,902	(242,955)	(140,053)
Croatia	BNP Paribas SA	2,000	1.00	(1)	12/20/17	151,396	(131,554)	19,842
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	378,487	(332,472)	46,015
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	113,546	(97,485)	16,061
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	151,395	(130,325)	21,070
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	189,244	(165,168)	24,076
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	189,244	(168,365)	20,879
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	104,842	(87,306)	17,536
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	120,738	(107,513)	13,225
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	540,999	(450,343)	90,656
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	132,326	(50,420)	81,906
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	216,812	(77,394)	139,418
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	219,357	(83,588)	135,769
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	468,232	(133,855)	334,377
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	119,241	(266,860)	(147,619)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	59,621	(133,419)	(73,798)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	165,611	(371,955)	(206,344)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	112,616	(250,905)	(138,289)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	225,232	(499,970)	(274,738)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	59,621	(133,419)	(73,798)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	194,463	(184,760)	9,703
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	745,587	(737,580)	8,007
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	745,520	(737,847)	7,673
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	170,519	(173,903)	(3,384)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(55,124)	41,264	(13,860)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	48,909	(115,414)	(66,505)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	100,649	(269,859)	(169,210)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	25,741	(72,395)	(46,654)
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	32,177	(77,969)	(45,792)
Mexico	Deutsche Bank	1,900	1.00	(1)	6/20/22	48,909	(116,829)	(67,920)
Mexico	Deutsche Bank	2,020	1.00	(1)	6/20/22	51,998	(137,918)	(85,920)
Mexico	Deutsche Bank	1,850	1.00	(1)	6/20/22	47,622	(136,520)	(88,898)
Mexico	Deutsche Bank	3,900	1.00	(1)	6/20/22	100,392	(249,208)	(148,816)
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	48,909	(116,839)	(67,930)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	50,196	(144,616)	(94,420)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(19,861)	(11,269)	(31,130)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(28,373)	(15,093)	(43,466)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(34,047)	(27,498)	(61,545)

20

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Barclays Bank PLC	$1,000	1.00	%(1)	3/20/16	$(14,145)	$(12,530)	$(26,675)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(19,804)	(12,509)	(32,313)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(22,633)	(11,089)	(33,722)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(22,633)	(16,561)	(39,194)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(29,706)	(20,445)	(50,151)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(35,363)	(30,763)	(66,126)
Philippines	Citibank NA	6,600	1.00	(1)	9/20/15	(93,908)	(95,947)	(189,855)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(28,291)	(20,112)	(48,403)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(79,213)	(173,880)	(253,093)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(14,187)	(8,618)	(22,805)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(18,443)	(10,481)	(28,924)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(32,629)	(19,750)	(52,379)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(28,291)	(20,690)	(48,981)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(14,187)	(7,208)	(21,395)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(36,778)	(28,417)	(65,195)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	379,063	(644,441)	(265,378)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	2,010,300	(2,057,556)	(47,256)
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	247,507	(106,261)	141,246
South Africa	Bank of America	890	1.00	(1)	12/20/20	69,054	(27,028)	42,026
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	2,685,339	(1,989,457)	695,882
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,493,669	(999,202)	494,467
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	510,133	(360,847)	149,286
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	765,199	(713,272)	51,927
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	297,164	(122,823)	174,341
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	176,902	(68,984)	107,918
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	316,282	(253,134)	63,148
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	749,313	(622,788)	126,525
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	316,283	(260,083)	56,200
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	354,391	(240,250)	114,141
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	371,262	(162,358)	208,904
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	155,178	(67,079)	88,099
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	69,054	(28,737)	40,317
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	658,008	(291,250)	366,758
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	731,120	(379,288)	351,832
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,839,151	(1,658,920)	180,231
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	377,498	(365,382)	12,116
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	581,551	(538,746)	42,805
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	495,849	(461,329)	34,520
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,530,399	(1,424,648)	105,751
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	313,222	(282,418)	30,804
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	278,571	(254,069)	24,502
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	263,101	(230,436)	32,665
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	102,027	(74,671)	27,356
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	796,776	(715,180)	81,596
Spain	Bank of America	2,400	1.00	(1)	9/20/20	289,571	(204,061)	85,510
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	292,105	(180,346)	111,759
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	483,934	(318,846)	165,088
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	136,494	(88,269)	48,225
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	397,073	(375,224)	21,849
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	653,885	(414,144)	239,741
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	653,608	(466,499)	187,109
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	700,612	(907,233)	(206,621)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	280,288	(277,605)	2,683
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	653,886	(452,186)	201,700
Spain	Deutsche Bank	3,500	1.00	(1)	12/20/20	434,299	(328,165)	106,134
Spain	Deutsche Bank	10,730	1.00	(1)	6/20/22	1,535,973	(2,790,854)	(1,254,881)

21

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Bank of America		$1,000	1.00	%(1)	3/20/16	$(14,974)	$(2,907)	$(17,881)
Thailand	Barclays Bank PLC		1,400	1.00	(1)	3/20/16	(20,964)	(6,048)	(27,012)
Thailand	Barclays Bank PLC		3,000	1.00	(1)	3/20/16	(44,924)	(1,748)	(46,672)
Thailand	Citibank NA		7,900	1.00	(1)	12/20/16	(91,209)	(242,898)	(334,107)
Thailand	Goldman Sachs International		4,100	1.00	(1)	3/20/16	(61,396)	(21,403)	(82,799)
Thailand	Standard Chartered Bank		3,300	1.00	(1)	9/20/15	(49,142)	(22,684)	(71,826)
Tunisia	Barclays Bank PLC		970	1.00	(1)	9/20/17	91,596	(82,606)	8,990
Tunisia	Barclays Bank PLC		1,000	1.00	(1)	9/20/17	94,429	(81,112)	13,317
Tunisia	Deutsche Bank		3,800	1.00	(1)	6/20/17	336,861	(263,679)	73,182
Tunisia	Deutsche Bank		2,150	1.00	(1)	6/20/17	190,593	(157,472)	33,121
Tunisia	Goldman Sachs International		2,100	1.00	(1)	9/20/17	198,299	(157,861)	40,438
Tunisia	Goldman Sachs International		2,250	1.00	(1)	9/20/17	212,464	(178,025)	34,439
Tunisia	Goldman Sachs International		2,100	1.00	(1)	9/20/17	198,300	(174,790)	23,510
Tunisia	JPMorgan Chase Bank		4,520	1.00	(1)	9/20/17	426,817	(385,644)	41,173
Tunisia	Morgan Stanley & Co. International PLC		500	1.00	(1)	6/20/17	44,324	(36,596)	7,728
Tunisia	Nomura International PLC		3,400	1.00	(1)	12/20/17	340,141	(339,794)	347
iTraxx Europe Senior Financials 5-Year Index	Barclays Bank PLC	EUR	15,050	1.00	(1)	12/20/17	398,145	(772,356)	(374,211)
iTraxx Europe Subordinated Financials 5-Year Index	Barclays Bank PLC	EUR	8,166	5.00	(1)	12/20/17	(1,323,818)	814,329	(509,489)

							$35,550,222	$(39,381,769)	$(3,831,547)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $286,639,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

22

Total Return Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank NA	Total return on GTQ 12,719,000 Banco de Guatemala, 0%, due 12/3/13	3-month USD LIBOR-BBA + 50 bp on $1,569,688 (Notional Amount) plus Notional Amount at termination date	12/5/13	$2,201

				$2,201

GTQ	-	Guatemalan Quetzal

Cross-Currency Swaps

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)	Floating Rate	Fixed Rate	Termination Date	Net Unrealized Depreciation
Bank of America	TRY	700	$394	3-month USD- LIBOR-BBA	6.97%	8/18/21	$(45,135)
Citibank NA	TRY	10,951	7,200	3-month USD- LIBOR-BBA	8.23	9/3/20	(138,872)
Citibank NA	TRY	7,310	3,999	3-month USD- LIBOR-BBA	6.45	1/6/21	(329,712)
Citibank NA	TRY	5,133	3,216	3-month USD- LIBOR-BBA	8.23	2/25/21	(365,553)
Citibank NA	TRY	5,600	3,094	3-month USD- LIBOR-BBA	6.26	10/18/21	(225,339)
Credit Suisse International	TRY	10,104	5,676	3-month USD- LIBOR-BBA	6.90	8/18/21	(627,596)
Deutsche Bank	TRY	14,469	7,920	3-month USD- LIBOR-BBA	6.45	1/6/21	(647,408)
Deutsche Bank	TRY	18,837	11,832	3-month USD- LIBOR-BBA	8.20	2/24/21	(1,290,331)
Deutsche Bank	TRY	13,388	7,517	3-month USD- LIBOR-BBA	7.00	8/18/21	(890,146)

							$(4,560,092)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	10,798,200	KRW	—	$6,968,940
Options written		—		109,662,560	1,378,213

Outstanding, end of period	INR	10,798,200	KRW	109,662,560	$8,347,153

INR	-	Indian Rupee

KRW	-	South Korean Won

23

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and options thereon and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfilio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Assets Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$227,037	$—
Commodity	Futures Contracts*	1,516,389	—
Commodity	Put Options Purchased	1,048,290	—

		$2,791,716	$—

Credit	Credit Default Swaps	$39,712,113	$(13,187,007)

		$39,712,113	$(13,187,007)

Equity Price	Futures Contracts*	$342,519	$(274,982)

		$342,519	$(274,982)

Foreign Exchange	Currency Options Purchased	$7,196,726	$—
Foreign Exchange	Currency Options Written	—	(4,769,511)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	11,112,599	(23,227,462)
Foreign Exchange	Total Return Swaps	2,201	—

		$18,311,526	$(27,996,973)

Interest Rate	Cross-Currency Swaps	$—	$(4,560,092)
Interest Rate	Futures Contracts*	1,906,033	—
Interest Rate	Interest Rate Swaps	6,462,410	(4,503,193)
Interest Rate	Interest Rate Swaptions	332,856	—

		$8,701,299	$(9,063,285)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

24

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,429,595,127

Gross unrealized appreciation	$46,029,480
Gross unrealized depreciation	(10,752,777)

Net unrealized appreciation	$35,276,703

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$505,602,065	$—	$505,602,065
Collateralized Mortgage Obligations	—	36,567,950	—	36,567,950
Mortgage Pass-Throughs	—	6,663,991	—	6,663,991
Common Stocks	—	20,933,871 *	—	20,933,871
Precious Metals	29,706,594	—	—	29,706,594
Currency Call Options Purchased	—	5,862,168	—	5,862,168
Currency Put Options Purchased	—	1,334,558	—	1,334,558
Interest Rate Swaptions	—	332,856	—	332,856
Put Options Purchased	1,048,290	—	—	1,048,290
Short-Term Investments -
Foreign Government Securities	—	454,879,600	—	454,879,600
U.S. Treasury Obligations	—	15,999,920	—	15,999,920
Repurchase Agreements	—	144,910,851	—	144,910,851
Other	—	241,029,116	—	241,029,116
Total Investments	$30,754,884	$1,434,116,946	$—	$1,464,871,830
Forward Commodity Contracts	$—	$227,037	$—	$227,037
Forward Foreign Currency Exchange Contracts	—	11,112,599		11,112,599
Swap Contracts	—	46,176,724	—	46,176,724
Futures Contracts	3,764,941	—	—	3,764,941
Total	$34,519,825	$1,491,633,306	$—	$1,526,153,131

Liability Description
Currency Call Options Written	$—	$(3,393,432)	$—	$(3,393,432)
Currency Put Options Written	—	(1,376,079)	—	(1,376,079)
Securities Sold Short	—	(158,551,223)	—	(158,551,223)
Forward Foreign Currency Exchange Contracts	—	(23,227,462)	—	(23,227,462)
Swap Contracts	—	(22,250,292)	—	(22,250,292)
Futures Contracts	(274,982)	—	—	(274,982)
Total	$(274,982)	$(208,798,488)	$—	$(209,073,470)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

25

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service.

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance

Government Obligations Fund

January 31, 2013 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $1,121,448,293 and the Fund owned 91.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 82.1%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.892%, with maturity at 2035(1)	$9,318		$9,940,018
2.998%, with maturity at 2034(1)	2,137		2,288,171
4.50%, with maturity at 2035	9,408		10,052,056
5.00%, with various maturities to 2018	3,599		3,852,498
5.50%, with various maturities to 2032	6,541		6,961,339
6.00%, with various maturities to 2035	20,600		23,094,767
6.50%, with various maturities to 2036	52,605		60,284,582
6.87%, with maturity at 2024	137		150,941
7.00%, with various maturities to 2035	27,625		32,394,193
7.09%, with maturity at 2023	586		685,595
7.25%, with maturity at 2022	851		989,029
7.31%, with maturity at 2027	239		265,805
7.50%, with various maturities to 2035	25,654		30,840,391
7.63%, with maturity at 2019	276		307,890
7.75%, with maturity at 2018	17		19,172
7.78%, with maturity at 2022	105		115,773
7.85%, with maturity at 2020	208		238,372
8.00%, with various maturities to 2028	7,296		8,325,794
8.13%, with maturity at 2019	430		491,383
8.15%, with various maturities to 2021	202		235,098
8.25%, with maturity at 2017	37		41,619
8.50%, with various maturities to 2031	6,623		8,113,654
8.75%, with maturity at 2016	5		5,278
9.00%, with various maturities to 2027	4,567		5,099,602
9.25%, with maturity at 2017	36		39,385
9.50%, with various maturities to 2026	1,413		1,631,816
9.75%, with maturity at 2018	0	(6)	492
10.50%, with maturity at 2020	511		597,409
11.00%, with maturity at 2015	13		14,784

			$207,076,906

Federal National Mortgage Association:
2.25%, with maturity at 2026(1)	$818		$853,450
2.251%, with maturity at 2022(1)	1,723		1,778,434
2.261%, with various maturities to 2035(1)	26,204		27,473,264
2.268%, with maturity at 2040(1)	1,680		1,777,263
2.288%, with various maturities to 2033(1)	3,377		3,526,665
2.306%, with maturity at 2022(1)	1,458		1,499,697
2.332%, with maturity at 2035(1)	1,598		1,666,851
2.343%, with maturity at 2031(1)	2,575		2,653,025
2.508%, with maturity at 2037(1)	5,144		5,427,239
2.817%, with maturity at 2036(1)	1,488		1,545,725
3.222%, with maturity at 2036(1)	1,771		1,828,967
3.653%, with maturity at 2034(1)	6,368		6,979,360
3.682%, with maturity at 2021(1)	1,324		1,374,551
3.80%, with maturity at 2035(1)	7,241		7,955,958

1

Security	Principal Amount (000’s omitted)	Value
3.808%, with maturity at 2036(1)	$502	$531,076
3.945%, with maturity at 2034(1)	6,027	6,630,141
4.133%, with maturity at 2036(1)	22,622	24,884,068
4.351%, with maturity at 2035(1)	7,280	8,025,768
4.759%, with maturity at 2034(1)	18,634	20,567,436
5.00%, with maturity at 2027	455	504,428
5.50%, with various maturities to 2030	18,183	19,492,717
6.00%, with various maturities to 2038	60,919	67,818,148
6.50%, with various maturities to 2036	175,482	199,871,652
6.537%, with maturity at 2025(2)	246	289,369
7.00%, with various maturities to 2036	100,684	118,040,176
7.25%, with maturity at 2023	13	13,784
7.50%, with various maturities to 2032	7,896	9,344,402
7.875%, with maturity at 2021	641	752,013
7.961%, with maturity at 2030(2)	15	16,540
8.00%, with various maturities to 2032	33,307	40,357,022
8.25%, with maturity at 2025	252	301,880
8.33%, with maturity at 2020	551	643,952
8.50%, with various maturities to 2032	6,248	7,703,395
8.538%, with maturity at 2021(2)	63	74,572
9.00%, with various maturities to 2030	757	910,103
9.50%, with various maturities to 2030	1,636	1,907,162
9.619%, with maturity at 2021(2)	65	74,749
9.633%, with maturity at 2025(2)	24	28,809
9.641%, with maturity at 2020(2)	23	25,999
9.75%, with maturity at 2019	12	14,190
9.887%, with maturity at 2021(2)	58	69,645
9.993%, with maturity at 2023(2)	42	49,949
10.10%, with maturity at 2021(2)	41	48,123
10.127%, with maturity at 2025(2)	22	24,634
10.272%, with maturity at 2025(2)	10	10,744
11.00%, with maturity at 2020	353	388,527
11.378%, with maturity at 2019(2)	30	31,619
11.842%, with maturity at 2021(2)	9	9,950
11.926%, with maturity at 2018(2)	25	27,164
12.712%, with maturity at 2015(2)	34	36,862

		$595,861,217

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$290	$301,994
2.00%, with maturity at 2026(1)	279	293,526
6.00%, with various maturities to 2033	48,932	57,332,948
6.10%, with maturity at 2033	10,383	12,342,352
6.50%, with various maturities to 2036	40,514	47,097,272
7.00%, with various maturities to 2034	51,562	61,638,256
7.25%, with maturity at 2022	19	21,431
7.50%, with various maturities to 2025	4,766	5,577,292
8.00%, with various maturities to 2027	7,471	8,792,814
8.25%, with maturity at 2019	105	119,639
8.30%, with maturity at 2020	32	37,090
8.50%, with various maturities to 2018	1,011	1,130,401
9.00%, with various maturities to 2027	5,110	6,320,210
9.50%, with various maturities to 2026	3,323	4,152,314

		$205,157,539

2

		Value

Total Mortgage Pass-Throughs (identified cost $974,433,452)		$1,008,095,662

Collateralized Mortgage Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$198	$210,958
Series 1822, Class Z, 6.90%, 3/15/26	1,091	1,162,629
Series 1829, Class ZB, 6.50%, 3/15/26	458	513,417
Series 1896, Class Z, 6.00%, 9/15/26	565	596,316
Series 2075, Class PH, 6.50%, 8/15/28	264	295,942
Series 2091, Class ZC, 6.00%, 11/15/28	1,005	1,102,098
Series 2102, Class Z, 6.00%, 12/15/28	250	272,765
Series 2115, Class K, 6.00%, 1/15/29	1,740	1,869,592
Series 2142, Class Z, 6.50%, 4/15/29	572	641,879
Series 2245, Class A, 8.00%, 8/15/27	7,540	8,778,920

		$15,444,516

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$244	$284,097
Series G92-44, Class ZQ, 8.00%, 7/25/22	220	240,310
Series G93-36, Class ZQ, 6.50%, 12/25/23	9,578	10,918,408
Series 1993-16, Class Z, 7.50%, 2/25/23	332	385,765
Series 1993-39, Class Z, 7.50%, 4/25/23	907	1,057,277
Series 1993-45, Class Z, 7.00%, 4/25/23	1,067	1,233,326
Series 1993-149, Class M, 7.00%, 8/25/23	381	437,625
Series 1993-178, Class PK, 6.50%, 9/25/23	782	895,740
Series 1993-250, Class Z, 7.00%, 12/25/23	150	158,118
Series 1994-40, Class Z, 6.50%, 3/25/24	771	878,704
Series 1994-42, Class K, 6.50%, 4/25/24	3,584	4,101,411
Series 1994-82, Class Z, 8.00%, 5/25/24	1,327	1,541,792
Series 1997-81, Class PD, 6.35%, 12/18/27	483	551,326
Series 2000-49, Class A, 8.00%, 3/18/27	738	885,624
Series 2001-81, Class HE, 6.50%, 1/25/32	1,907	2,182,689
Series 2002-1, Class G, 7.00%, 7/25/23	496	564,462
Series 2005-37, Class SU, 28.385%, 3/25/35(3)	3,280	4,869,660

		$31,186,334

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$478	$547,909

Total Collateralized Mortgage Obligations (identified cost $43,647,406)		$47,178,759

3

U.S. Government Agency Obligations — 11.0%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,717,055
5.77%, 1/5/27	5,000	6,710,250

		$13,427,305

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,872,710
4.75%, 3/10/23	4,500	5,479,052
5.365%, 9/9/24	6,445	8,280,310
5.375%, 8/15/24	14,700	18,941,817
5.625%, 6/11/21	17,000	21,814,655
5.75%, 6/12/26	2,720	3,622,009

		$64,010,553

United States Agency for International Development - Israel:
0.00%, 5/1/20	$2,200	$1,904,745
5.50%, 9/18/23	26,850	34,762,883
5.50%, 4/26/24	16,015	20,768,012

		$57,435,640

Total U.S. Government Agency Obligations (identified cost $113,652,865)		$134,873,498

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,866,878

Total U.S. Treasury Obligations (identified cost $6,186,096)		$8,866,878

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$20,596	$20,596,037

Total Short-Term Investments (identified cost $20,596,037)		$20,596,037

4

Value

Total Investments — 99.3% (identified cost $1,158,515,856)	$1,219,610,834

Other Assets, Less Liabilities — 0.7%	$8,153,473

Net Assets — 100.0%	$1,227,764,307

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.
(2)	Weighted average fixed-rate coupon that changes/updates monthly.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial contracts.
(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $17,588.
(6)	Principal amount is less than $500.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,169,795,064

Gross unrealized appreciation	$56,305,195
Gross unrealized depreciation	(6,489,425)

Net unrealized appreciation	$49,815,770

A summary of open financial instruments at January 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	550 U.S. 5-Year Treasury Note	Short	$(68,466,406)	$(68,053,906)	$412,500
3/13	100 U.S. 10-Year Treasury Note	Short	(13,346,875)	(13,128,125)	218,750

					$631,250

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$20,000	Pays	3-month USD- LIBOR-BBA	2.6	1%	June 1, 2017/ June 1, 2022	$(296,760)
Deutsche Bank AG	20,000	Receives	3-month USD- LIBOR-BBA	2.8	2	June 1, 2017/ June 1, 2047	2,419,000

							$2,122,240

5

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$631,250	$—
Swap contracts	2,419,000	(296,760)

Total	$3,050,250	$(296,760)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$1,008,095,662	$—	$1,008,095,662
Collateralized Mortgage Obligations	—	47,178,759	—	47,178,759
U.S. Government Agency Obligations	—	134,873,498	—	134,873,498
U.S. Treasury Obligations	—	8,866,878	—	8,866,878
Short-Term Investments	—	20,596,037	—	20,596,037
Total Investments	$—	$1,219,610,834	$—	$1,219,610,834
Futures Contracts	$631,250	$—	$—	$631,250
Interest Rate Swaps	—	2,419,000	—	2,419,000
Total	$631,250	$1,222,029,834	$—	$1,222,661,084

Liability Description
Interest Rate Swaps	$—	$(296,760)	$—	$(296,760)
Total	$—	$(296,760)	$—	$(296,760)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

January 31, 2013 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $496,253,076 and the Fund owned 53.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 87.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Bombardier, Inc., Sr. Notes, 4.25%, 1/15/16(1)	$1,480	$1,531,800
Bombardier, Inc., Sr. Notes, 6.125%, 1/15/23(1)	1,015	1,037,838
GenCorp, Inc., 7.125%, 3/15/21(1)	1,525	1,586,000
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	80	88,400
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	2,230	2,489,238

		$6,733,276

Automotive & Auto Parts — 2.2%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,132	$1,231,050
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,072	3,409,920
Chrysler Group, LLC, 8.25%, 6/15/21	2,625	2,926,875
Continental Rubber of America Corp., Sr. Notes, 4.50%, 9/15/19(1)	2,920	3,007,600
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,601,888
General Motors Financial Co., Inc., Sr. Notes, 4.75%, 8/15/17(1)	1,575	1,647,749
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	1,375	1,598,438
Navistar International Corp., Sr. Notes, 8.25%, 11/1/21	2,015	1,989,812
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	3,017,190

		$20,430,522

Banks & Thrifts — 1.8%
Ally Financial, Inc., Sr. Notes, 0.00%, 6/15/15	$1,710	$1,579,613
Ally Financial, Inc., Sr. Notes, 2.511%, 12/1/14(2)	720	723,972
Ally Financial, Inc., Sr. Notes, 4.625%, 6/26/15	3,610	3,793,338
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	1,200	1,295,977
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	4,075	4,549,289
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	3,955	5,017,906

		$16,960,095

Broadcasting — 0.5%
AMC Networks, Inc., Sr. Notes, 4.75%, 12/15/22	$1,030	$1,035,150
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	1,100	1,262,250
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	945	1,072,575
Starz, LLC/Starz Finance Corp., Sr. Notes, 5.00%, 9/15/19(1)	1,475	1,534,000

		$4,903,975

Building Materials — 1.6%
HD Supply, Inc., Sr. Notes, 7.50%, 7/15/20(1)	$2,975	$2,945,250
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	815	925,025
HD Supply, Inc., Sr. Notes, 11.50%, 7/15/20(1)	1,010	1,166,550
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,378,850
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	3,115	3,418,712
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21(1)	2,240	2,542,400
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	765	870,188
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	1,815	2,069,100

		$15,316,075

Cable/Satellite TV — 2.2%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$790	$890,725
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 5.25%, 9/30/22	2,685	2,671,575

1

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	$420	$456,225
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	1,180	1,267,025
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	125	140,938
Cequel Communications Escrow I, LLC/Cequel Communications Escrow Capital Corp., Sr. Notes, 6.375%, 9/15/20(1)	210	221,025
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21	7,520	8,497,600
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Notes, 5.50%, 1/15/23(1)	2,595	2,659,875
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	188,700
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	2,048,437
Virgin Media Finance PLC, Sr. Notes, 4.875%, 2/15/22	1,935	1,939,837

		$20,981,962

Capital Goods — 1.5%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,031	$1,035,459
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,099,525
Belden, Inc., Sr. Sub. Notes, 5.50%, 9/1/22(1)	1,050	1,086,750
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16	1,910	2,115,325
General Cable Corp., Sr. Notes, 5.75%, 10/1/22(1)	1,695	1,792,462
Harbinger Group, Inc., Sr. Notes, 7.875%, 7/15/19(1)	1,025	1,058,313
Manitowoc Co., Inc. (The), Sr. Notes, 5.875%, 10/15/22	1,455	1,473,188
Silver II Borrower/Silver II US Holdings, LLC, Sr. Notes, 7.75%, 12/15/20(1)	1,590	1,673,475
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	1,015	1,091,125

		$14,425,622

Chemicals — 3.5%
Celanese US Holdings, LLC, Sr. Notes, 4.625%, 11/15/22	$1,010	$1,047,875
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	960	1,078,800
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	805	885,500
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	1,855	2,008,038
Eagle Spinco, Inc., Sr. Notes, 4.625%, 2/15/21(1)	510	515,100
Hexion US Finance Corp., Sr. Notes, 6.625%, 4/15/20(1)	2,035	2,014,650
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	3,690	4,054,387
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	905	941,200
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	3,485	3,859,637
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	2,635	3,063,187
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,762,950
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	596,525
Rockwood Specialties Group, Inc., Sr. Notes, 4.625%, 10/15/20	2,825	2,906,219
Taminco Global Chemical Corp., 9.75%, 3/31/20(1)	515	569,075
TPC Group, Inc., Sr. Notes, 8.75%, 12/15/20(1)	1,030	1,042,875
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Sr. Notes, 8.75%, 2/1/19(1)	2,010	1,994,925
Tronox Finance, LLC, Sr. Notes, 6.375%, 8/15/20(1)	2,345	2,365,519
US Coatings Acquisition, Inc./Flash Dutch 2 BV, Sr. Notes, 7.375%, 5/1/21(1)	1,470	1,519,613

		$32,226,075

Consumer Products — 2.0%
Alphabet Holding Co., Inc., Sr. Notes, 7.75%, 11/1/17(1)(3)	$2,810	$2,915,375
BC Mountain, LLC/BC Mountain Finance, Inc., Sr. Notes, 7.00%, 2/1/21(1)	1,920	1,982,400
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20	765	827,156
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	2,745	2,930,287
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,773,600
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	550	591,938
Spectrum Brands Escrow Corp., Sr. Notes, 6.375%, 11/15/20(1)	1,110	1,183,537
Spectrum Brands Escrow Corp., Sr. Notes, 6.625%, 11/15/22(1)	1,610	1,742,825

2

Security	Principal Amount (000’s omitted)	Value
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18	$1,015	$1,153,294
Tempur-Pedic International, Inc., Sr. Notes, 6.875%, 12/15/20(1)	1,230	1,313,025

		$18,413,437

Containers — 2.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., Sr. Notes, 7.00%, 11/15/20(1)	$1,500	$1,515,000
BOE Merger Corp., Sr. Notes, 9.50%, 11/1/17(1)(3)	1,400	1,463,000
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	550	617,375
Crown Americas, LLC/Crown Americas Capital Corp. IV, Sr. Notes, 4.50%, 1/15/23(1)	2,555	2,529,450
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	3,905	4,197,875
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	2,290	2,456,025
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	1,145	1,265,225
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	2,665	2,918,175
Sealed Air Corp., Sr. Notes, 6.50%, 12/1/20(1)	1,045	1,159,950
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,910	3,353,775

		$21,475,850

Diversified Financial Services — 2.4%
Alliance Data Systems Corp., Sr. Notes, 6.375%, 4/1/20(1)	$1,155	$1,253,175
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	2,105	2,231,130
CIT Group, Inc., Sr. Notes, 5.00%, 8/15/22	455	482,867
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	605	650,375
CIT Group, Inc., Sr. Notes, 5.375%, 5/15/20	230	250,700
CIT Group, Inc., Sr. Notes, 5.50%, 2/15/19(1)	1,020	1,096,500
E*TRADE Financial Corp., Sr. Notes, 6.00%, 11/15/17	295	306,063
E*TRADE Financial Corp., Sr. Notes, 6.375%, 11/15/19	1,005	1,047,713
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	1,735	1,925,850
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,921,037
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	1,815	2,314,125
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,454,475
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	4,090	4,314,950
Nuveen Investments, Inc., Sr. Notes, 9.50%, 10/15/20(1)	2,855	2,954,925

		$22,203,885

Diversified Media — 2.6%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$4,135	$4,279,725
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	3,090	3,229,050
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Notes, 6.50%, 11/15/22(1)	1,095	1,160,700
Clear Channel Worldwide Holdings, Inc., Series B, Sr. Notes, 6.50%, 11/15/22(1)	2,960	3,167,200
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20	445	462,800
LBI Media, Inc., Sr. Notes, 10.00%, 4/15/19(1)	1,860	1,748,400
LBI Media, Inc., Sr. Sub. Notes, 13.50%, 4/15/20	457	191,940
Logo Merger Sub Corp., Sr. Notes, 8.375%, 10/15/20(1)	1,845	1,891,125
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	2,755	3,044,275
WMG Acquisition Corp., Sr. Notes, 6.00%, 1/15/21(1)	1,140	1,216,950
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	3,710	4,331,425

		$24,723,590

Energy — 13.1%
Access Midstream Partners LP/ACMP Finance Corp., Sr. Notes, 4.875%, 5/15/23	$2,565	$2,555,381
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	2,405	2,621,450
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	3,005	3,305,500
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,341,900
Atlas Energy Holdings Operating Co., LLC, Sr. Notes, 7.75%, 1/15/21(1)	1,420	1,401,363
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,316,463

3

Security	Principal Amount (000’s omitted)	Value
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	$3,185	$3,368,137
Bristow Group, Inc., Sr. Notes, 6.25%, 10/15/22	1,775	1,923,656
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	837,375
Chesapeake Energy Corp., Sr. Notes, 6.125%, 2/15/21	3,435	3,692,625
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	1,025	1,019,875
Concho Resources, Inc., Sr. Notes, 5.50%, 4/1/23	1,765	1,870,900
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	1,340	1,467,300
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,759,350
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22	8,100	8,667,000
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	670	760,450
CVR Refining, LLC/Coffeyville Finance, Inc., Sr. Notes, 6.50%, 11/1/22(1)	2,775	2,809,687
Denbury Resources, Inc., Sr. Sub. Notes, 4.625%, 7/15/23	1,220	1,197,125
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	1,639	1,835,680
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,220,037
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19	3,950	4,295,625
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20	2,880	3,240,000
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes, 7.75%, 9/1/22	795	858,600
EPL Oil & Gas, Inc., Sr. Notes, 8.25%, 2/15/18(1)	1,690	1,787,175
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	530	572,400
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	3,473	3,611,920
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17	800	893,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	1,710	1,851,075
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	575	618,125
Inergy Midstream LP/NRGM Finance Corp., Sr. Notes, 6.00%, 12/15/20(1)	825	855,938
Kodiak Oil & Gas Corp., Sr. Notes, 5.50%, 1/15/21(1)	410	413,588
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19	3,420	3,830,400
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22	2,030	2,207,625
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	2,190	2,294,025
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	2,585	2,785,337
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	890	956,750
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	2,920	3,190,100
Offshore Group Investment, Ltd., Sr. Notes, 7.50%, 11/1/19(1)	865	888,788
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	1,665	1,785,713
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	115	124,775
Plains Exploration & Production Co., Sr. Notes, 6.875%, 2/15/23	4,495	5,163,631
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	2,210	2,381,275
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	1,000	1,072,500
QEP Resources, Inc., Sr. Notes, 5.25%, 5/1/23	1,685	1,777,675
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	1,580	1,741,950
Rockies Express Pipeline, LLC, Sr. Notes, 6.00%, 1/15/19(1)	2,070	2,033,775
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	1,015	1,136,800
Sabine Pass Liquefaction, LLC, Sr. Notes, 5.625%, 2/1/21(1)	2,970	2,984,850
Sabine Pass LNG, LP, Sr. Notes, 6.50%, 11/1/20(1)	2,260	2,327,800
Seadrill, Ltd., Sr. Notes, 5.625%, 9/15/17(1)	1,710	1,739,925
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	3,445	3,703,375
SM Energy Co., Sr. Notes, 6.50%, 1/1/23	1,685	1,802,950
Tesoro Corp., Sr. Notes, 5.375%, 10/1/22	2,255	2,356,475
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,660,737
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	540	577,800
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	715	750,750
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	3,160	3,412,800

		$122,657,281

4

Security	Principal Amount (000’s omitted)	Value
Entertainment/Film — 0.7%
Cinemark USA, Inc., Sr. Notes, 5.125%, 12/15/22(1)	$210	$213,675
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	695	773,188
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	743	817,300
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22	1,215	1,303,087
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	545	606,313
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	2,190	2,458,275

		$6,171,838

Environmental — 0.7%
ADS Waste Holdings, Inc., Sr. Notes, 8.25%, 10/1/20(1)	$1,145	$1,230,875
Clean Harbors, Inc., Sr. Notes, 5.125%, 6/1/21(1)	1,645	1,702,575
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20	1,085	1,139,250
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	1,970	2,159,991

		$6,232,691

Food/Beverage/Tobacco — 2.1%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$2,319	$2,216,118
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	5,004,000
Constellation Brands, Inc., Sr. Notes, 4.625%, 3/1/23	1,580	1,617,525
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	1,445	1,632,850
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	1,130	1,033,950
Land O’Lakes, Inc., Sr. Notes, 6.00%, 11/15/22(1)	1,020	1,093,950
Michael Foods Group, Inc., Sr. Notes, 9.75%, 7/15/18	2,695	3,004,925
Michael Foods Holding, Inc., Sr. Notes, 8.50%, 7/15/18(1)(3)	1,555	1,601,650
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	2,155	2,375,887

		$19,580,855

Gaming — 5.5%
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18(3)(4)(5)(10)	$2,377	$2,063,073
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(6)	5,755	1,985,475
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,080	831,600
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	550	547,250
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	7,170	6,596,400
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20	3,695	3,725,022
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,553,125
Caesars Operating Escrow, LLC/Caesars Escrow Corp., Sr. Notes, 9.00%, 2/15/20(1)	1,670	1,707,575
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	421	412,580
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	855	878,512
MCE Finance, Ltd., Sr. Notes, 5.00%, 2/15/21(1)	1,350	1,347,750
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,469,810
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	2,110	2,189,125
MGM Resorts International, Sr. Notes, 6.625%, 12/15/21	1,420	1,464,375
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	3,900	4,270,500
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,019	2,034,142
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,782,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	3,130	2,738,750
Studio City Finance, Ltd., Sr. Notes, 8.50%, 12/1/20(1)	5,335	5,901,844
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	800,875
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,316,600
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(4)	3,140	1,682,814

		$51,299,197

Health Care — 9.1%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,545,700

5

Security	Principal Amount (000’s omitted)	Value
Air Medical Group Holdings, Inc., Sr. Notes, 9.25%, 11/1/18	$1,521	$1,680,705
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	584,375
Amsurg Corp., Sr. Notes, 5.625%, 11/30/20(1)	735	771,750
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	1,053	1,089,855
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	2,485	2,618,569
CDRT Holding Corp., Sr. Notes, 9.25%, 10/1/17(1)(3)	1,755	1,820,812
Community Health Systems, Inc., Sr. Notes, 5.125%, 8/15/18	1,325	1,397,875
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	2,685	2,903,156
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	3,420	3,813,300
DaVita HealthCare Partners, Inc., Sr. Notes, 5.75%, 8/15/22	4,640	4,895,200
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	1,445	1,614,788
Elan Finance PLC/Elan Finance Corp., Sr. Notes, 6.25%, 10/15/19(1)	1,685	1,811,375
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	1,300	1,430,000
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	1,305	1,425,713
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	1,080	1,185,300
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	185	203,500
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	1,510	1,642,125
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	1,260	1,382,850
HCA Holdings, Inc., Sr. Notes, 6.25%, 2/15/21	1,030	1,086,650
HCA, Inc., 9.875%, 2/15/17	1,427	1,507,269
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	1,530	1,770,975
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	5,415	5,848,200
IMS Health, Inc., Sr. Notes, 6.00%, 11/1/20(1)	1,710	1,786,950
INC Research, LLC., Sr. Notes, 11.50%, 7/15/19(1)	1,145	1,213,700
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	3,630	3,902,250
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	2,800	3,136,000
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,358,000
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,698,750
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	2,042,975
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	1,290	1,589,925
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,636,250
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,517,063
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	545	594,050
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20	1,775	2,001,312
Valeant Pharmaceuticals International, Sr. Notes, 6.375%, 10/15/20(1)	2,300	2,380,500
VPI Escrow Corp., Sr. Notes, 6.375%, 10/15/20(1)	2,875	2,997,187
VWR Funding, Inc., Sr. Notes, 7.25%, 9/15/17(1)	3,140	3,340,175
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	2,225	2,414,125

		$84,639,254

Homebuilders/Real Estate — 1.1%
Brookfield Residential Properties, Inc., Sr. Notes, 6.50%, 12/15/20(1)	$1,750	$1,855,000
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	2,625	2,880,937
CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	5,325	5,830,875

		$10,566,812

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, Sr. Notes, 7.875%, 12/15/20(1)	$1,460	$1,463,650
Hub International, Ltd., Sr. Notes, 8.125%, 10/15/18(1)	1,540	1,601,600
Onex USI Acquisition Corp., Sr. Notes, 7.75%, 1/15/21(1)	2,800	2,758,000

		$5,823,250

Leisure — 1.3%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$1,128	$1,246,440
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	2,615	2,968,025
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	605,888
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,544,700

6

Security	Principal Amount (000’s omitted)	Value
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	$575	$700,781
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	3,180	3,386,700
Viking Cruises, Ltd., Sr. Notes, 8.50%, 10/15/22(1)	1,370	1,517,275

		$11,969,809

Metals/Mining — 3.7%
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	$1,630	$1,768,550
Eldorado Gold Corp., Sr. Notes, 6.125%, 12/15/20(1)	4,120	4,351,750
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	1,140	1,194,150
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 8.25%, 11/1/19(1)	1,005	1,082,888
IAMGOLD Corp., Sr. Notes, 6.75%, 10/1/20(1)	2,870	2,819,775
Inmet Mining Corp., Sr. Notes, 7.50%, 6/1/21(1)	1,510	1,630,800
Inmet Mining Corp., Sr. Notes, 8.75%, 6/1/20(1)	1,010	1,126,150
New Gold, Inc., Sr. Notes, 6.25%, 11/15/22(1)	1,535	1,627,100
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	905	977,400
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	1,025	1,137,750
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	2,645	3,002,075
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18	1,010	1,063,025
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21	1,790	1,879,500
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	1,085	1,169,087
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	3,952,500
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,556,750
Rain CII Carbon, LLC, Sr. Notes, 8.25%, 1/15/21(1)	760	801,800
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., Sr. Notes, 7.375%, 2/1/20(1)	525	547,313
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	1,315	1,397,187

		$34,085,550

Paper — 0.8%
Boise Paper Holdings, LLC/Boise Co-Issuer Co., Sr. Notes, 8.00%, 4/1/20	$545	$606,313
Boise Paper Holdings, LLC/Boise Finance Co., Sr. Notes, 9.00%, 11/1/17	2,200	2,403,500
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,989,496
Smurfit Kappa Acquisitions, Sr. Notes, 4.875%, 9/15/18(1)	1,255	1,298,925

		$7,298,234

Publishing/Printing — 0.1%
McClatchy Co. (The), Sr. Notes, 9.00%, 12/15/22(1)	$1,030	$1,086,650

		$1,086,650

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$853,150

		$853,150

Restaurants — 0.4%
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	$3,030	$3,529,950

		$3,529,950

Services — 5.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19	$520	$578,500
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	2,550	2,964,375
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	2,235	2,380,275
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	2,545	2,125,075
FTI Consulting, Inc., Sr. Notes, 6.00%, 11/15/22(1)	1,230	1,300,725
HDTFS, Inc., Sr. Notes, 6.25%, 10/15/22(1)	1,130	1,231,700
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	20	22,050
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	13,780	15,089,100
Laureate Education, Inc., Sr. Sub Notes, 12.75%, 8/15/17(1)	5,130	5,476,275
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	228,500

7

Security	Principal Amount (000’s omitted)	Value
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	$1,330	$1,552,775
ServiceMaster Co., Sr. Notes, 7.00%, 8/15/20(1)	2,345	2,391,900
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	1,185	1,262,025
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	585,150
TransUnion Holding Co., Inc., Sr. Notes, 8.125%, 6/15/18(1)(3)	2,335	2,457,587
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18	3,710	3,978,975
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	3,775	4,383,719
United Rentals North America, Inc., Sr. Notes, 7.375%, 5/15/20	4,060	4,486,300

		$52,495,006

Steel — 0.4%
AK Steel Corp., Sr. Notes, 8.75%, 12/1/18(1)	$1,030	$1,121,413
ArcelorMittal, Sr. Notes, 6.75%, 2/25/22	670	738,219
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	1,880	2,011,600

		$3,871,232

Super Retail — 5.6%
Claire’s Stores, Inc., Sr. Notes, 9.00%, 3/15/19(1)	$2,740	$3,014,000
Dufry Finance SCA, Sr. Notes, 5.50%, 10/15/20(1)	1,770	1,858,500
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	6,260	6,823,400
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	710	766,800
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	5,170	5,906,725
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	3,620	4,470,700
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	3,655	4,015,931
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	765	800,389
Netflix, Inc., Sr. Notes, 5.375%, 2/1/21(1)	305	305,000
New Academy Finance Co., LLC/New Academy Finance Corp., Sr. Notes, 8.00%, 6/15/18(1)(3)	3,490	3,616,513
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	1,615	1,736,125
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	2,705	2,934,925
Petco Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	3,945	4,383,881
Petco Holdings, Inc., Sr. Notes, 8.50%, 10/15/17(1)(3)	4,590	4,750,650
Radio Systems Corp., Sr. Notes, 8.375%, 11/1/19(1)	1,365	1,453,725
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	4,745	5,041,562

		$51,878,826

Technology — 4.0%
Avaya, Inc., Sr. Notes, 9.00%, 4/1/19(1)	$1,540	$1,597,750
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	3,050	2,920,375
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	3,485	3,336,887
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	938,363
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,437,725
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	2,930	3,098,475
First Data Corp., Sr. Notes, 10.55%, 9/24/15	2,217	2,289,989
First Data Corp., Sr. Notes, 11.25%, 1/15/21(1)	1,925	1,939,437
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19	2,720	3,087,200
Lender Processing Services, Inc., Sr. Notes, 5.75%, 4/15/23	1,690	1,799,850
NCR Corp., Sr. Notes, 5.00%, 7/15/22(1)	1,355	1,378,713
Nuance Communications, Inc., Sr. Notes, 5.375%, 8/15/20(1)	2,600	2,691,000
NXP BV/NXP Funding, LLC, Sr. Notes, 5.75%, 2/15/21(1)	1,105	1,105,000
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	3,435	3,787,087
SSI Investments II, Ltd./SSI Co-Issuer, LLC, Sr. Notes, 11.125%, 6/1/18	5,265	5,923,125

		$37,330,976

Telecommunications — 6.0%
Crown Castle International Corp., Sr. Notes, 5.25%, 1/15/23(1)	$1,495	$1,575,356
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(1)	1,210	1,361,250

8

Security	Principal Amount (000’s omitted)	Value
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	$3,255	$3,482,850
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,100,050
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,493,531
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	3,430	3,807,300
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	2,210	2,375,750
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	5,601	5,943,829
iPCS, Inc., 3.563%, 5/1/14(2)(3)	1,010	1,011,263
SBA Communications Corp., Sr. Notes, 5.625%, 10/1/19(1)	2,260	2,381,475
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	1,915	2,017,931
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	497	555,398
Sprint Capital Corp., Sr. Notes, 8.75%, 3/15/32	1,255	1,487,175
Sprint Nextel Corp., Sr. Notes, 6.00%, 11/15/22	1,030	1,040,300
Sprint Nextel Corp., Sr. Notes, 7.00%, 8/15/20	3,255	3,539,812
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	6,995	8,673,800
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17	1,140	1,345,200
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,430,475
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	3,293	3,472,343
Windstream Corp., Sr. Notes, 6.375%, 8/1/23(1)	1,220	1,229,150
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	2,445	2,683,388

		$56,007,626

Textiles/Apparel — 0.6%
Phillips-Van Heusen Corp., Sr. Notes, 4.50%, 12/15/22	$1,235	$1,235,000
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23(4)	3,385	4,283,450

		$5,518,450

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,275,913
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,147,600

		$4,423,513

Utilities — 2.2%
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	$6,183	$6,739,470
DPL, Inc., Sr. Notes, 7.25%, 10/15/21	1,630	1,764,475
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13(6)	3,255	1,611,225
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes, 6.875%, 8/15/17(1)	745	800,875
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	2,090	2,351,250
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	3,315	3,762,525
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	397,750
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,913,675

		$20,341,245

Total Corporate Bonds & Notes (identified cost $769,751,507)		$816,455,759

Senior Floating-Rate Interests — 7.4%(7)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace — 0.2%
Sequa Corporation, Term Loan, 5.25%, Maturing 6/19/17	$1,800	$1,830,001

		$1,830,001

9

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,675	$1,713,638

		$1,713,638

Cable/Satellite TV — 0.1%
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/17/18	$697	$705,944

		$705,944

Chemicals — 0.6%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$1,985	$2,027,173
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	2,283	2,338,385
PL Propylene LLC, Term Loan, 7.00%, Maturing 3/27/17	1,439	1,475,103

		$5,840,661

Consumer Products — 0.4%
Revlon Consumer Products Corporation, Term Loan, 4.75%, Maturing 11/17/17	$3,788	$3,826,297

		$3,826,297

Diversified Financial Services — 0.3%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$2,400	$2,454,000

		$2,454,000

Energy — 0.2%
Everest Acquisition LLC, Term Loan, 5.00%, Maturing 5/24/18	$2,000	$2,026,250

		$2,026,250

Environmental — 0.4%
ADS Waste Holdings, Inc., Term Loan, 5.25%, Maturing 10/9/19	$3,700	$3,741,625

		$3,741,625

Food/Beverage/Tobacco — 0.4%
Del Monte Foods Company, Term Loan, 4.50%, Maturing 3/8/18	$3,260	$3,281,501

		$3,281,501

Gaming — 0.4%
Peninsula Gaming LLC, Term Loan, 5.75%, Maturing 11/20/17	$4,000	$4,070,000

		$4,070,000

Health Care — 0.7%
Hologic Inc., Term Loan, 4.50%, Maturing 8/1/19	$1,990	$2,020,027
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	4,400	4,467,835

		$6,487,862

Metals/Mining — 0.8%
FMG America Finance, Inc., Term Loan, 5.25%, Maturing 10/18/17	$6,797	$6,900,553

		$6,900,553

Services — 0.6%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 12/27/19	$2,700	$2,764,125
Education Management LLC, Term Loan, 4.31%, Maturing 6/1/16	3,276	2,729,779
Education Management LLC, Term Loan, 8.25%, Maturing 3/29/18	500	434,791

		$5,928,695

Super Retail — 0.5%
Party City Holdings Inc., Term Loan, 5.75%, Maturing 7/26/19	$4,190	$4,247,106

		$4,247,106

Technology — 0.1%
Alcatel-Lucent, Term Loan, Maturing 1/31/19(8)	$1,100	$1,115,125
First Data Corporation, Term Loan, 2.95%, Maturing 9/24/14	71	71,066

		$1,186,191

10

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 1.0%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$1,163	$1,176,063
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	2,000	2,025,746
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	1,025	1,058,165
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,378,125

		$9,638,099

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.30%, Maturing 8/31/16	$1,170	$1,120,986
CEVA Group PLC, Term Loan, 5.30%, Maturing 8/31/16	523	500,861
CEVA Group PLC, Term Loan, 5.31%, Maturing 8/31/16	590	565,024

		$2,186,871

Utilities — 0.3%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 3.74%, Maturing 10/10/14	$3,440	$2,597,949

		$2,597,949

Total Senior Floating-Rate Interests (identified cost $67,513,232)		$68,663,243

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$3,494,812

		$3,494,812

Health Care — 0.5%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$5,156,250

		$5,156,250

Services — 0.0%(9)
Mood Media Corp., 10.00%, 10/31/15(4)(10)	$37	$38,332

		$38,332

Total Convertible Bonds (identified cost $8,855,042)		$8,689,394

Common Stocks — 2.2%

Security	Shares	Value
Building Materials — 0.6%
Panolam Holdings Co.(4)(10)(11)	3,117	$5,502,066

		$5,502,066

Chemicals — 0.7%
LyondellBasell Industries NV, Class A	100,000	$6,342,000
Tronox Ltd., Class A	22,600	428,270

		$6,770,270

Consumer Products — 0.0%(9)
HF Holdings, Inc.(4)(10)(11)	13,600	$158,576

		$158,576

11

Security	Shares	Value
Energy — 0.1%
SemGroup Corp.(11)	16,378	$706,874

		$706,874

Gaming — 0.3%
Greektown Superholdings, Inc.(11)	892	$62,440
Las Vegas Sands Corp.	54,500	3,011,125

		$3,073,565

Services — 0.2%
Hertz Global Holdings, Inc.(11)	100,000	$1,828,000

		$1,828,000

Super Retail — 0.2%
GNC Holdings, Inc., Class A	57,157	$2,054,223

		$2,054,223

Telecommunications — 0.1%
Windstream Corp.	100,000	$974,000

		$974,000

Total Common Stocks (identified cost $13,042,407)		$21,067,574

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$953,803

		$953,803

Total Convertible Preferred Stocks (identified cost $1,085,100)		$953,803

Preferred Stocks — 0.4%

Security	Shares	Value
Banks & Thrifts — 0.4%
GMAC Capital Trust I, 8.125% to 2/15/16(12)	129,800	$3,461,766

		$3,461,766

Total Preferred Stocks (identified cost $3,273,233)		$3,461,766

Miscellaneous — 0.6%

Security	Shares	Value
Cable/Satellite TV — 0.0%(9)
Adelphia, Inc., Escrow Certificate(11)	7,585,000	$56,887
Adelphia, Inc., Escrow Certificate(11)	3,555,000	26,663
Adelphia Recovery Trust(4)(11)	10,758,837	0

		$83,550

Energy — 0.0%(9)
SemGroup Corp., Escrow Certificate(11)	6,330,000	$284,850

		$284,850

12

Security	Shares	Value
Gaming — 0.6%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(10)(11)	5,410	$980,563
PGP Investors, LLC, Membership Interests(4)(10)(11)	11,429	4,000,000

		$4,980,563

Health Care — 0.0%(9)
US Oncology, Inc., Escrow Certificate(11)	705,000	$17,625

		$17,625

Total Miscellaneous (identified cost $13,862,743)		$5,366,588

Warrants — 0.0%(9)

Security	Shares	Value
Energy — 0.0%(9)
SemGroup Corp., Expires 11/30/14(11)	17,240	$318,939

		$318,939

Food/Beverage/Tobacco — 0.0%(9)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(11)	1,610	$48,300

		$48,300

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(4)(10)(11)	17,588	$0

		$0

Total Warrants (identified cost $172)		$367,239

Total Investments — 99.1% (identified cost $877,383,436)		$925,025,366

Other Assets, Less Liabilities — 0.9%		$8,125,454

Net Assets — 100.0%		$933,150,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $371,385,240 or 39.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at January 31, 2013.

(6)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

13

(7)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	This Senior Loan will settle after January 31, 2013, at which time the interest rate will be determined.

(9)	Amount is less than 0.05%.

(10)	Restricted security.

(11)	Non-income producing security.

(12)	Security converts to floating rate after the indicated fixed-rate coupon period.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$880,715,750

Gross unrealized appreciation	$65,740,933
Gross unrealized depreciation	(21,431,317)

Net unrealized appreciation	$44,309,616

Restricted Securities

At January 31, 2013, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 0.00% to 11/20/13, 11/20/18	11/30/12	$2,377,360	$2,023,640	$2,063,073

Total Corporate Bonds & Notes			$2,023,640	$2,063,073

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$37,000	$0	$38,332

Total Convertible Bonds			$0	$38,332

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$158,576
Panolam Holdings Co.	12/30/09	3,117	1,712,791	5,502,066

Total Common Stocks			$2,443,241	$5,660,642

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$980,563
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$4,980,563

Warrants
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	$0	$0

Total Warrants			$0	$0

Total Restricted Securities			$8,561,556	$12,742,610

14

A summary of open financial instruments at January 31, 2013 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$68,942	$24,323	$93,265
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	119,901	65,727	185,628
Citibank NA	Meritor, Inc.	B3/B-	1,745	5.00	(1)	6/20/15	37,303	56,041	93,344
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	141,374	(1,566)	139,808
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	149,313	(35,207)	114,106
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	149,313	(63,010)	86,303
Deutsche Bank	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	296,886	(82,538)	214,348
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	149,313	(40,776)	108,537
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	296,886	(61,144)	235,742
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	300	5.00	(1)	6/20/15	6,413	11,807	18,220

Total			$13,695				$1,415,644	$(126,343)	$1,289,301

Credit Default Swaps — Buy Protection

Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Paid	Net Unrealized Appreciation
Goldman Sachs International	Toys R Us, Inc.	$10,000	5.00	%(1)	3/20/18	$1,478,057	$(1,399,396)	$78,661

Total		$10,000				$1,478,057	$(1,399,396)	$78,661

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2013, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $13,695,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

15

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At January 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is credit risk was $2,893,701.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$808,426,422	$8,029,337	$816,455,759
Senior Floating-Rate Interests	—	68,663,243	—	68,663,243
Convertible Bonds	—	8,651,062	38,332	8,689,394
Common Stocks	15,344,492	62,440	5,660,642	21,067,574
Convertible Preferred Stocks	953,803	—	—	953,803
Preferred Stocks	3,461,766	—	—	3,461,766
Miscellaneous	—	1,366,588	4,000,000	5,366,588
Warrants	—	367,239	—	367,239
Total Investments	$19,760,061	$887,536,994	$17,728,311	$925,025,366
Credit Default Swaps	$—	$2,893,701	$—	$2,893,701
Total	$19,760,061	$890,430,695	$17,728,311	$927,919,067

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

16

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Investments in Warrants	Total
Balance as of October 31, 2012	$1,701,655	$38,332	$5,660,642	$4,000,000	$8,872,920	$20,273,549
Realized gains (losses)	—	—	—	—	10,369,824	10,369,824
Change in net unrealized appreciation (depreciation)	377,448	—	—	28,489	(8,872,920)	(8,466,983)
Cost of purchases(1)	2,023,062	—	—	—	—	2,023,062
Proceeds from sales(1)	—	—	—	(28,489)	(10,369,824)	(10,398,313)
Accrued discount (premium)	8,574	—	—	—	—	8,574
Transfers to Level 3*	3,918,598	—	—	—	—	3,918,598
Transfers from Level 3*	—	—	—	—	—	—

Balance as of January 31, 2013	$8,029,337	$38,332	$5,660,642	$4,000,000	$0	$17,728,311

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2013	377,448	$—	$—	$28,489	$—	$405,937

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Low Duration Government Income Fund

January 31, 2013 (Unaudited)

Eaton Vance Low Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2013, the Fund owned 87.6% of Short-Term U.S. Government Portfolio’s outstanding interests, 0.4% of Floating Rate Portfolio’s outstanding interests, 2.3% of Government Obligations Portfolio’s outstanding interests and 90.9% of CMBS Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $311,594,819)	$337,073,743	77.6%

Floating Rate Portfolio (identified cost, $41,755,092)	44,913,818	10.3

Government Obligations Portfolio (identified cost, $26,953,095)	28,156,892	6.5

CMBS Portfolio (identified cost, $25,024,446)	24,977,279	5.8

Total Investments in Affiliated Portfolios (identified cost $405,327,452)	$435,121,732	100.2%

Other Assets, Less Liabilities	$(675,167)	(0.2)%

Net Assets	$434,446,565	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio, Government Obligations Portfolio and CMBS Portfolio at January 31, 2013 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 51.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.24%, with maturity at 2020(1)	$581	$595,798
2.261%, with various maturities to 2037(1)	2,188	2,289,252
2.288%, with various maturities to 2022(1)	3,410	3,512,003
2.418%, with maturity at 2023(1)	1,761	1,826,453
2.465%, with maturity at 2035(1)	5,486	5,665,215
2.892%, with maturity at 2035(1)	4,072	4,343,605
2.998%, with maturity at 2034(1)	2,137	2,288,171
3.072%, with maturity at 2022(1)	335	348,142
3.221%, with maturity at 2032(1)	1,519	1,572,301
3.234%, with maturity at 2029(1)	994	1,016,760
3.385%, with maturity at 2025(1)	1,494	1,588,540
3.859%, with maturity at 2034(1)	861	943,807
4.071%, with maturity at 2037(1)	4,473	4,914,648
4.329%, with maturity at 2030(1)	1,461	1,610,504
4.50%, with various maturities to 2035	6,944	7,408,464
4.704%, with maturity at 2033(1)	5,575	6,153,686
4.894%, with maturity at 2032(1)	781	840,530
5.00%, with various maturities to 2018	4,265	4,559,797
5.50%, with various maturities to 2018	2,501	2,652,059
6.00%, with various maturities to 2035	7,839	8,930,746
6.50%, with various maturities to 2030	1,945	2,122,050
7.00%, with various maturities to 2035	1,656	1,973,483
7.50%, with various maturities to 2017	421	440,860
8.00%, with various maturities to 2025	278	306,788
9.25%, with maturity at 2017	4	4,275

		$67,907,937

Federal National Mortgage Association:
2.25%, with various maturities to 2037(1)	$1,470	$1,535,394
2.261%, with various maturities to 2035(1)	5,129	5,383,374
2.268%, with maturity at 2040(1)	1,590	1,682,435
2.271%, with maturity at 2031(1)	4,286	4,470,304
2.288%, with maturity at 2032(1)	2,352	2,467,481
2.343%, with maturity at 2031(1)	5,354	5,516,392
2.45%, with maturity at 2018(1)	55	56,736
2.508%, with maturity at 2037(1)	5,144	5,427,239
2.623%, with maturity at 2020(1)	855	883,049
2.626%, with maturity at 2019(1)	1,737	1,797,150
2.687%, with maturity at 2018(1)	393	404,391
2.756%, with maturity at 2029(1)	345	354,564
2.817%, with maturity at 2036(1)	496	515,241
2.826%, with maturity at 2018(1)	34	34,516
2.974%, with maturity at 2030(1)	741	768,905
3.171%, with maturity at 2030(1)	3,144	3,281,940
3.175%, with maturity at 2030(1)	1,405	1,500,687
3.222%, with maturity at 2036(1)	1,771	1,828,967

1

Security	Principal Amount (000’s omitted)	Value
3.228%, with maturity at 2034(1)	$3,955	$4,264,877
3.379%, with maturity at 2021(1)	786	821,639
3.595%, with maturity at 2021(1)	825	856,875
3.653%, with maturity at 2034(1)	6,368	6,979,360
3.682%, with maturity at 2021(1)	1,324	1,374,551
3.80%, with maturity at 2035(1)	2,511	2,759,252
3.808%, with maturity at 2036(1)	481	508,861
3.945%, with maturity at 2034(1)	4,079	4,486,808
4.104%, with maturity at 2033(1)	1,447	1,595,533
4.116%, with maturity at 2035(1)	1,760	1,936,148
4.133%, with maturity at 2036(1)	3,341	3,675,416
4.351%, with maturity at 2035(1)	3,300	3,638,154
4.579%, with maturity at 2029(1)	2,965	3,269,253
4.602%, with maturity at 2034(1)	1,833	2,023,243
4.653%, with maturity at 2034(1)	1,142	1,260,772
4.759%, with maturity at 2034(1)	3,555	3,923,747
5.00%, with various maturities to 2019(2)	6,173	6,661,664
6.00%, with various maturities to 2031	4,374	4,856,163
6.325%, with maturity at 2032(1)	550	609,232
6.50%, with various maturities to 2019	272	291,490
7.00%, with various maturities to 2035	13,148	15,404,056
8.00%, with various maturities to 2034	1,660	2,023,223
9.181%, with maturity at 2018(3)	221	246,349
9.50%, with maturity at 2022	385	436,664

		$111,812,095

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$620	$642,947
2.00%, with maturity at 2026(1)	279	293,526
5.00%, with maturity at 2018	2,037	2,195,649
7.00%, with maturity at 2032	12,351	14,954,447
8.25%, with maturity at 2020	214	249,316
9.00%, with maturity at 2017	232	259,463

		$18,595,348

Total Mortgage Pass-Throughs (identified cost $192,369,620)		$198,315,380

Collateralized Mortgage Obligations — 11.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$7,052	$1,099,351
Series 1395, Class F, 1.65%, 10/15/22(5)	69	68,626
Series 2135, Class JZ, 6.00%, 3/15/29	3,059	3,344,336
Series 3030, (Interest Only), Class SL, 5.894%, 9/15/35(4)(6)	11,330	2,020,865
Series 3114, (Interest Only), Class TS, 6.444%, 9/15/30(4)(6)	22,989	4,463,008
Series 3339, (Interest Only), Class JI, 6.384%, 7/15/37(4)(6)	9,223	1,649,318
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	19,773	2,305,564

		$14,951,068

Federal National Mortgage Association:
Series G93-17, Class FA, 1.219%, 4/25/23(5)	$161	$163,873

2

Security	Principal Amount (000’s omitted)	Value
Series G93-36, Class ZQ, 6.50%, 12/25/23	$734	$836,339
Series G97-4, Class FA, 1.019%, 6/17/27(5)	564	571,050
Series 296, (Interest Only), Class 2, 8.00%, 4/1/24(4)	2,100	431,323
Series 1993-203, Class PL, 6.50%, 10/25/23	808	915,594
Series 1993-250, Class Z, 7.00%, 12/25/23	178	188,236
Series 1994-14, Class F, 2.60%, 10/25/23(5)	845	869,950
Series 2001-4, Class GA, 9.623%, 4/17/25(3)	140	160,103
Series 2004-60, (Interest Only), Class SW, 6.846%, 4/25/34(4)(6)	11,147	2,139,835
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	9,145	1,686,274
Series 2006-65, (Interest Only), Class PS, 7.016%, 7/25/36(4)(6)	8,299	1,434,497
Series 2007-99, (Interest Only), Class SD, 6.196%, 10/25/37(4)(6)	13,231	1,777,962
Series 2009-48, Class WA, 5.852%, 7/25/39(3)	2,043	2,341,536
Series 2009-62, Class WA, 5.552%, 8/25/39(3)	2,889	3,296,441
Series 2009-93, (Interest Only), Class SC, 5.946%, 11/25/39(4)(6)	20,979	3,498,094
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	17,839	1,190,475
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(4)	8,838	1,490,352
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	17,155	1,380,085
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	9,028	1,521,060
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	21,014	2,315,958

		$28,209,037

Government National Mortgage Association:
Series 2000-30, Class F, 0.756%, 12/16/22(5)	$879	$886,767

		$886,767

Total Collateralized Mortgage Obligations (identified cost $44,070,053)		$44,046,872

U.S. Government Agency Obligations — 32.1%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,717,055
5.77%, 1/5/27	3,000	4,026,150

		$10,743,205

Federal Home Loan Bank:
4.125%, 3/13/20	$10,000	$11,745,120
4.625%, 9/11/20	1,735	2,101,739
5.365%, 9/9/24	8,000	10,278,120
5.375%, 9/30/22	10,135	12,982,671
5.375%, 8/15/24	3,500	4,509,957
5.75%, 6/12/26	12,000	15,979,452

		$57,597,059

United States Agency for International Development - Israel:
0.00%, 5/1/20	$1,100	$952,372
0.00%, 3/15/21	20,000	16,940,280
5.50%, 12/4/23	6,775	8,783,903

3

Security	Principal Amount (000’s omitted)	Value
5.50%, 4/26/24	$22,000	$28,529,270

		$55,205,825

Total U.S. Government Agency Obligations (identified cost $103,437,165)		$123,546,089

Short-Term Investments — 3.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)	$14,810	$14,810,311

Total Short-Term Investments (identified cost $14,810,311)		$14,810,311

Total Investments — 98.9% (identified cost $354,687,149)		$380,718,652

Other Assets, Less Liabilities — 1.1%		$4,050,636

Net Assets — 100.0%		$384,769,288

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2013.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2013.

(7)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $5,176.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$357,521,788

Gross unrealized appreciation	$27,066,096
Gross unrealized depreciation	(3,869,232)

Net unrealized appreciation	$23,196,864

4

A summary of open financial instruments at January 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	250 U.S. 5-Year Treasury Note	Short	$(31,121,094)	$(30,933,594)	$187,500
3/13	425 U.S. 10-Year Treasury Note	Short	(56,724,219)	(55,794,531)	929,688

					$1,117,188

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(148,380)
Deutsche Bank AG	10,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	1,209,500

						$1,061,120

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures and interest rate swaps to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$1,117,188	$—
Swap contracts	1,209,500	(148,380)

Total	$2,326,688	$(148,380)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$198,315,380	$—	$198,315,380
Collateralized Mortgage Obligations	—	44,046,872	—	44,046,872
U.S. Government Agency Obligations	—	123,546,089	—	123,546,089
Short-Term Investments	—	14,810,311	—	14,810,311
Total Investments	$—	$380,718,652	$—	$380,718,652
Futures Contracts	$1,117,188	$—	$—	$1,117,188
Interest Rate Swaps	—	1,209,500	—	1,209,500
Total	$1,117,188	$381,928,152	$—	$383,045,340

Liability Description
Interest Rate Swaps	$—	$(148,380)	$—	$(148,380)
Total	$—	$(148,380)	$—	$(148,380)

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Multi-Strategy Absolute Return Fund

January 31, 2013 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2013, the Fund owned 0.8% of Floating Rate Portfolio’s outstanding interests, 3.7% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 1.4% of Global Macro Portfolio’s outstanding interests, 5.4% of Government Obligations Portfolio’s outstanding interests, 99.7% of MSAR Completion Portfolio’s outstanding interests, 68.7% of Parametric Structured Absolute Return Portfolio’s outstanding interests and 8.8% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Floating Rate Portfolio (identified cost, $89,100,013)	$87,309,140	13.0%

Global Macro Absolute Return Advantage Portfolio (identified cost, $49,925,796)	50,178,912	7.5

Global Macro Portfolio (identified cost, $96,064,188)	99,753,094	14.9

Government Obligations Portfolio (identified cost, $61,896,625)	66,506,649	9.9

MSAR Completion Portfolio (identified cost, $157,912,334)	156,988,259	23.4

Parametric Structured Absolute Return Portfolio (identified cost, $169,359,714)	179,437,460	26.7

Short-Term U.S. Government Portfolio (identified cost, $32,610,905)	33,934,429	5.1

Total Investments in Affiliated Portfolios (identified cost $656,869,575)	$674,107,943	100.5%

Other Assets, Less Liabilities	$(3,069,597)	(0.5)%

Net Assets	$671,038,346	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Multi-Strategy All Market Fund

January 31, 2013 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Hexavest Global Equity Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2013, the Fund owned 0.2% of Boston Income Portfolio’s outstanding interests, 9.1% of CMBS Portfolio’s outstanding interests, 0.3% of Floating Rate Portfolio’s outstanding interests, 1.2% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 0.1% of Global Macro Portfolio’s outstanding interests, 0.3% of Government Obligations Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests, 99.9% of MSAM Completion Portfolio’s outstanding interests, and 4.4% of Parametric Structured Absolute Return Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at January 31, 2013 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios		Value	% of Net Assets
Boston Income Portfolio (identified cost, $10,396,942)		$11,101,495	12.9%

CMBS Portfolio (identified cost, $2,502,444)		2,497,727	2.9

Floating Rate Portfolio (identified cost, $27,434,741)		27,836,691	32.4

Global Macro Absolute Return Advantage Portfolio (identified cost, $15,677,559)		15,674,336	18.3

Global Macro Portfolio (identified cost, $6,847,649)		6,813,263	7.9

Government Obligations Portfolio (identified cost, $4,139,821)		4,126,323	4.8

International Income Portfolio (identified cost, $521)		1	0.0 (1)

MSAM Completion Portfolio (identified cost, $2,275,317)		2,234,718	2.6

Parametric Structured Absolute Return Portfolio (identified cost, $10,902,708)		11,528,744	13.4

Total Investments in Affiliated Portfolios (identified cost $80,177,702)		$81,813,298	95.2%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Eaton Vance Hexavest Global Equity Fund, Class I	249,654	$2,616,372	3.0%

Total Investments in Affiliated Investment Funds (identified cost $2,606,386)		$2,616,372	3.0%

Exchange-Traded Funds
Description	Shares	Value	% of Net Assets
SPDR Gold Trust(2)	8,875	$1,430,650	1.7%

Total Exchange-Traded Funds (identified cost $1,367,347)		$1,430,650	1.7%

Total Investments (identified cost $84,151,435)		$85,860,320	99.9%

Other Assets, Less Liabilities		$126,217	0.1%

Net Assets		$85,986,537	100.0%

(1)	Amount is less than 0.05%.
(2)	Non-income producing security.

1

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $1,470,749 or 1.7% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,973,733

Gross unrealized appreciation	$73,289
Gross unrealized depreciation	—

Net unrealized appreciation	$73,289

Affiliated Investment Funds

Transactions with affiliated investment funds for the fiscal year to date ended January 31, 2013 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Hexavest Global Equity Fund, Class I	$—	$2,606,386	$—	$—	$—	$2,616,372

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013 and October 31, 2012, the Fund’s investments and its investments in the Portfolios were valued based on Level 1 inputs.

The Fund’s investments in the Affiliated Investment Funds are valued at the closing net asset value per share. For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and the Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance

Parametric Structured Absolute Return Fund

January 31, 2013 (Unaudited)

Eaton Vance Parametric Structured Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Parametric Structured Absolute Return Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $57,447,203 and the Fund owned 22.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event

The name of the Fund was changed to Parametric Market Neutral Fund effective March 1, 2013.

Parametric Structured Absolute Return Portfolio

January 31, 2013

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 59.1%

Security	Shares	Value
Australia — 1.4%
AGL Energy, Ltd.	9,948	$159,964
Amcor, Ltd.	40,183	352,004
APA Group	5,836	35,117
Australia and New Zealand Banking Group, Ltd.	6,388	177,419
BHP Billiton, Ltd.	6,755	265,688
CFS Retail Property Trust Group	14,691	30,662
Coca-Cola Amatil, Ltd.	7,496	108,185
Commonwealth Bank of Australia	6,130	412,392
Computershare, Ltd.	3,083	33,716
Crown, Ltd.	3,077	37,179
CSL, Ltd.	2,601	148,889
Federation Centres	13,790	33,487
GPT Group	14,371	56,851
Harvey Norman Holdings, Ltd.	17,218	35,258
James Hardie Industries SE CDI	3,210	34,106
Metcash, Ltd.	5,337	21,206
National Australia Bank, Ltd.	6,574	187,851
Newcrest Mining, Ltd.	566	13,864
Orica, Ltd.	7,283	194,753
Origin Energy, Ltd.	13,116	172,308
OZ Minerals, Ltd.	4,155	30,132
Rio Tinto, Ltd.	2,869	199,256
Shopping Centres Australasia Property Group(1)	1,119	1,902
Sydney Airport	9,194	30,451
Tabcorp Holdings, Ltd.	6,320	20,114
Tatts Group, Ltd.	6,146	20,860
Telstra Corp., Ltd.	24,616	118,157
Transurban Group	28,024	178,361
Wesfarmers, Ltd.	728	28,569
Westfield Group	2,794	32,606
Westfield Retail Trust	9,680	32,418
Westpac Banking Corp.	5,783	169,180
Woodside Petroleum, Ltd.	1,713	63,454
Woolworths, Ltd.	5,596	182,305

		$3,618,664

Austria — 0.3%
Andritz AG	496	$32,631
Immofinanz AG(1)	19,776	86,636
OMV AG	6,899	284,211
Raiffeisen Bank International AG	5,792	260,128
Telekom Austria AG	3,434	25,458
Verbund AG	3,498	74,540
Vienna Insurance Group	448	23,670

		$787,274

Belgium — 0.7%
Anheuser-Busch InBev NV	8,057	$708,924
Belgacom SA	6,195	188,993
Colruyt SA	3,325	161,265

Security	Shares	Value
Delhaize Group SA	682	$32,357
Groupe Bruxelles Lambert SA	3,417	285,186
Mobistar SA	842	23,108
Solvay SA	1,339	210,376
UCB SA	2,540	146,613
Umicore SA	2,839	147,711

		$1,904,533

Brazil — 1.4%
AES Tiete SA, PFC Shares	3,300	$34,464
All America Latina Logistica SA (Units)	11,200	48,759
Banco do Brasil SA	13,000	159,189
Banco Santander Brasil SA ADR	16,000	118,720
BM&F Bovespa SA	22,200	155,154
BR Malls Participacoes SA	7,900	102,138
Bradespar SA, PFC Shares	2,500	38,675
CCX Carvao da Colombia SA(1)	1,500	2,811
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	5,400	34,314
Cia de Companhia de Concessoes Rodoviarias (CCR)	12,900	132,886
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,400	62,314
Cia de Saneamento de Minas Gerais SA ADR	7,200	79,056
Cia de Saneamento de Minas Gerais-Copasa MG	1,500	36,460
Cia Energetica de Sao Paulo, PFC Shares	4,800	47,857
Cia Hering	4,100	77,807
Cia Paranaense de Energia ADR	2,500	40,400
Cia Siderurgica Nacional SA ADR	7,900	42,897
Cielo SA	4,020	113,794
CPFL Energia SA ADR	2,100	43,491
Diagnosticos da America SA	11,900	84,407
Embraer SA ADR	2,000	65,940
Estacio Participacoes SA	4,600	101,931
Gerdau SA ADR	6,800	60,044
Iochpe-Maxion SA	2,500	32,733
Itau Unibanco Holding SA ADR, PFC Shares	17,900	308,417
Light SA	2,200	22,636
Lojas Americanas SA, PFC Shares	11,865	105,847
Lojas Renner SA	3,500	140,030
Marcopolo SA, PFC Shares	5,700	38,452
MPX Energia SA(1)	4,500	22,320
Natura Cosmeticos SA	4,000	107,525
OGX Petroleo e Gas Participacoes SA(1)	13,100	26,970
Oi SA ADR	18,499	76,031
PDG Realty SA Empreendimentos e Participacoes	56,300	89,117
Petroleo Brasileiro SA ADR	20,100	367,428
Raia Drogasil SA	7,800	86,984
Randon Participacoes SA, PFC Shares	3,400	20,036
Tim Participacoes SA ADR	2,900	63,800
Totvs SA	2,000	43,536
Tractebel Energia SA	2,900	51,546
Ultrapar Participacoes SA	2,900	69,889
Vale SA ADR	18,500	373,145
Weg SA	3,600	45,621

		$3,775,571

Chile — 0.7%
Administradora de Fondos de Pensiones Provida SA	5,100	$37,542
Aguas Andinas SA, Series A	57,700	42,729
Antarchile SA, Series A	3,000	51,400

Security	Shares	Value
Banco de Chile	671,209	$111,704
Banco de Credito e Inversiones	913	71,222
Banco Santander Chile SA ADR	3,256	98,331
Cap SA	1,500	55,512
Cencosud SA	18,600	115,686
Cia Cervecerias Unidas SA	2,400	38,499
Cia Cervecerias Unidas SA ADR	500	15,975
Cia General de Electricidad SA	6,200	35,492
Colbun SA(1)	111,100	35,079
Corpbanca SA	3,255,600	46,609
Embotelladora Andina SA, Class B, PFC Shares	4,800	31,574
Empresa Nacional de Electricidad SA	52,100	89,966
Empresa Nacional de Electricidad SA ADR	400	20,644
Empresas CMPC SA	24,300	94,212
Empresas Copec SA	8,500	131,624
Enersis SA	186,800	73,655
ENTEL SA	2,300	49,953
Latam Airlines Group SA	3,700	90,965
Latam Airlines Group SA ADR	1,300	31,837
Parque Arauco SA	19,300	52,613
Ripley Corp. SA	17,800	19,309
S.A.C.I. Falabella SA	14,800	172,193
Salfacorp SA	14,400	35,365
Sigdo Koppers SA	16,400	42,247
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,700	96,628
Sonda SA	18,800	63,785
Vina Concha y Toro SA	16,500	33,057

		$1,885,407

China — 2.1%
AAC Technologies Holdings, Inc.	18,000	$69,876
Agricultural Bank of China, Ltd., Class H	268,000	145,595
Air China, Ltd., Class H	40,000	34,304
Anhui Conch Cement Co., Ltd., Class H	37,500	147,232
Baidu, Inc. ADR(1)	2,100	227,430
Bank of Communications, Ltd., Class H	146,000	124,136
Beijing Enterprises Holdings, Ltd.	8,000	57,783
Brilliance China Automotive Holdings, Ltd.(1)	22,000	29,649
BYD Co., Ltd., Class H(1)	8,000	27,062
China CITIC Bank Corp., Ltd., Class H	181,000	123,947
China Coal Energy Co., Class H	145,000	161,918
China Communications Construction Co., Ltd., Class H	72,000	73,569
China Construction Bank Corp., Class H	367,000	316,585
China Eastern Airlines Corp., Ltd., Class H(1)	132,000	60,138
China Life Insurance Co., Ltd., Class H	66,000	220,271
China Longyuan Power Group Corp., Class H	86,000	72,072
China Mengniu Dairy Co., Ltd.	18,000	52,660
China Merchants Bank Co., Ltd., Class H	52,500	126,256
China Merchants Holdings (International) Co., Ltd.	16,000	56,814
China Minsheng Banking Corp, Ltd., Class H	70,000	100,868
China Mobile, Ltd.	48,500	530,620
China National Building Material Co., Ltd., Class H	18,000	28,822
China Overseas Land & Investment, Ltd.	42,000	130,534
China Pacific Insurance (Group) Co., Ltd., Class H	32,400	127,034
China Resources Enterprise, Ltd.	16,000	57,368
China Resources Power Holdings Co., Ltd.	30,000	83,393
China Telecom Corp., Ltd., Class H	174,000	94,993

Security	Shares	Value
China Yurun Food Group, Ltd.(1)	47,000	$34,632
Citic Pacific, Ltd.	30,000	48,409
Ctrip.com International, Ltd. ADR(1)	3,800	75,278
Digital China Holdings, Ltd.	32,000	51,707
Dongfeng Motor Group Co., Ltd., Class H	40,000	65,471
Focus Media Holding, Ltd. ADR	1,000	25,290
Guangdong Investment, Ltd.	52,000	43,168
Guangzhou Automobile Group Co., Ltd., Class H	34,000	28,554
Home Inns & Hotels Management, Inc. ADR(1)	1,100	33,627
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	110,200	120,094
Inner Mongolia Yitai Coal Co., Ltd., Class B	21,200	123,936
Jiangxi Copper Co., Ltd., Class H	55,000	149,322
Kunlun Energy Co., Ltd.	62,000	129,016
Lenovo Group, Ltd.	78,000	81,346
Lianhua Supermarket Holdings Ltd., Class H	21,000	20,528
Mindray Medical International, Ltd. ADR	800	30,240
NetEase.com, Inc. ADR	1,100	51,062
New Oriental Education & Technology Group, Inc. ADR	7,100	121,197
Parkson Retail Group, Ltd.	41,000	31,624
PICC Property & Casualty Co., Ltd., Class H	80,000	122,029
Ports Design, Ltd.	39,000	33,784
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	23,121
SINA Corp.(1)	1,300	71,409
Sino Biopharmaceutical, Ltd.	48,000	23,951
Sinopharm Group Co., Ltd., Class H	9,600	29,465
Sinotrans Shipping, Ltd.	74,000	19,824
Sohu.com, Inc.(1)	700	33,516
Sound Global, Ltd.	68,000	36,260
Suntech Power Holdings Co., Ltd. ADR(1)	49,000	81,830
Tingyi (Cayman Islands) Holding Corp.	22,000	61,938
Tsingtao Brewery Co., Ltd., Class H	8,000	46,343
Want Want China Holdings, Ltd.	61,000	80,658
Weichai Power Co., Ltd., Class H	15,200	62,724
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	30,742
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	48,325
Yanzhou Coal Mining Co., Ltd., Class H	86,000	146,540
Zhongsheng Group Holdings, Ltd.	17,000	25,432
ZTE Corp., Class H	14,400	27,991

		$5,551,312

Colombia — 0.4%
Almacenes Exito SA	6,100	$114,069
Banco de Bogota	1,300	40,990
Bancolombia SA ADR, PFC Shares	1,600	111,216
Cia Colombiana de Inversiones SA	6,700	21,888
Ecopetrol SA	55,100	175,348
Empresa de Energia de Bogota SA	29,900	22,567
Grupo Argos SA	4,700	61,893
Grupo Argos SA, PFC Shares	2,500	31,965
Grupo Aval Acciones y Valores SA	56,100	39,814
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	43,473
Grupo de Inversiones Suramericana	3,600	76,444
Grupo Nutresa SA	5,100	71,527
Grupo Odinsa SA	3,356	15,765
Interconexion Electrica SA	12,300	69,211
ISAGEN SA ESP	31,400	43,331

		$939,501

Security	Shares	Value
Czech Republic — 0.3%
CEZ AS	12,000	$389,159
Komercni Banka AS	1,110	224,736
New World Resources PLC, Class A	15,550	68,466
Pegas Nonwovens SA	3,630	101,174
Unipetrol AS(1)	8,100	72,991

		$856,526

Denmark — 0.8%
A.P. Moller - Maersk A/S, Class A	15	$113,426
A.P. Moller - Maersk A/S, Class B	18	143,590
Carlsberg A/S, Class B	150	16,045
Coloplast A/S	7,185	379,052
Danske Bank A/S(1)	1,163	22,286
DSV A/S	6,961	178,459
Novo Nordisk A/S, Class B	4,306	792,700
Novozymes A/S, Class B	8,925	292,486
TDC A/S	6,980	53,496
Tryg A/S	1,451	114,027
William Demant Holding A/S(1)	748	65,554

		$2,171,121

Egypt — 0.3%
Alexandria Mineral Oils Co.	3,300	$33,885
Amer Group Holding	188,800	17,425
Commercial International Bank	26,300	140,173
Eastern Tobacco	2,550	37,808
Egypt Kuwaiti Holding Co.	35,600	44,895
Egyptian Financial Group-Hermes Holding SAE(1)	25,300	41,252
Egyptian International Pharmaceutical Industrial Co.	6,300	37,637
El Sewedy Cables Holding Co.	2,000	6,706
Ezz Steel	23,000	34,955
Juhayna Food Industries	47,300	60,892
Orascom Construction Industries (OCI)(1)	4,000	156,099
Orascom Telecom Holding SAE(1)	190,500	125,959
Orascom Telecom Media and Technology Holding SAE	173,500	14,705
Sidi Kerir Petrochemicals Co.	16,100	31,739
Talaat Moustafa Group(1)	57,300	36,535
Telecom Egypt	24,800	53,907

		$874,572

Finland — 0.6%
Elisa Oyj	6,836	$162,553
Fortum Oyj	4,285	80,179
Kesko Oyj, Class B	860	28,142
Kone Oyj, Class B	5,168	426,335
Nokia Oyj	17,747	69,657
Nokian Renkaat Oyj	3,771	162,148
Orion Oyj, Class B	5,086	141,944
Pohjola Bank PLC, Class A	3,625	62,012
Sampo Oyj	6,020	216,109
Stora Enso Oyj	7,820	55,771
UPM-Kymmene Oyj	1,212	14,819
Wartsila Oyj	4,003	190,238

		$1,609,907

France — 1.3%
Air Liquide SA	3,558	$454,258
Alcatel-Lucent(1)	113,328	189,377

Security	Shares	Value
Carrefour SA	2,148	$61,240
Compagnie Generale des Etablissements Michelin, Class B	1,709	158,943
Dassault Systemes SA	1,901	211,377
Essilor International SA	1,948	198,559
Eutelsat Communications SA	3,857	132,493
France Telecom SA	1,643	18,659
GDF Suez	5,973	122,529
Iliad SA	189	35,014
Imerys SA	706	46,687
L’Oreal SA	4,124	612,387
LVMH Moet Hennessy Louis Vuitton SA	2,410	453,748
Natixis	8,696	34,457
PPR SA	148	31,830
Safran SA	2,605	119,642
Sanofi	2,149	209,498
SES SA	1,330	40,704
Societe BIC SA	1,002	134,825
Sodexo	875	77,999
Suez Environnement Co. SA	2,287	30,243
Thales SA	520	18,727
Total SA	1,640	88,875
Unibail-Rodamco SE	90	21,255

		$3,503,326

Germany — 1.4%
Adidas AG	1,161	$107,819
Bayerische Motoren Werke AG	2,397	241,422
Bayerische Motoren Werke AG, PFC Shares	1,650	112,821
Beiersdorf AG	2,401	210,720
Brenntag AG	228	32,461
Continental AG	775	90,954
Daimler AG	2,915	169,659
Deutsche Lufthansa AG	1,799	35,735
Deutsche Post AG	6,063	142,371
Deutsche Telekom AG	7,347	90,259
E.ON AG	1,092	18,988
Fraport AG	277	16,789
Fresenius Medical Care AG & Co. KGaA	261	18,398
Hannover Rueckversicherung AG	560	45,209
Henkel AG & Co. KGaA	1,421	105,409
Henkel AG & Co. KGaA, PFC Shares	1,962	173,223
Linde AG	2,051	373,842
Porsche Automobil Holding SE, PFC Shares	486	42,315
SAP AG	11,453	939,230
Siemens AG	2,409	263,939
United Internet AG	5,043	117,249
Volkswagen AG	97	22,408
Volkswagen AG, PFC Shares	846	209,449

		$3,580,669

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA(1)	3,475	$90,271
OPAP SA	12,823	111,017

		$201,288

Hong Kong — 1.0%
Bank of East Asia, Ltd.	32,200	$131,723
BOC Hong Kong (Holdings), Ltd.	71,500	245,342

Security	Shares	Value
Cathay Pacific Airways, Ltd.	43,000	$83,132
Cheung Kong Infrastructure Holdings, Ltd.	25,000	157,794
CLP Holdings, Ltd.	22,000	186,517
Hang Lung Group, Ltd.	5,000	30,310
Hang Seng Bank, Ltd.	25,700	420,844
Hong Kong & China Gas Co., Ltd.	109,800	311,869
Hopewell Holdings, Ltd.	23,500	96,793
Link REIT (The)	73,000	378,582
MTR Corp., Ltd.	40,500	166,658
Power Assets Holdings, Ltd.	38,500	332,847
Wing Hang Bank, Ltd.	6,500	67,816

		$2,610,227

Hungary — 0.4%
EGIS Pharmaceuticals PLC	340	$29,239
FHB Mortgage Bank Rt.(1)	3,500	6,822
Magyar Telekom Rt.	66,340	125,276
MOL Hungarian Oil & Gas Rt.	3,020	259,999
OTP Bank Rt.	13,220	284,291
Richter Gedeon Rt.	1,250	215,269

		$920,896

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	1,500	$53,910
Infosys, Ltd. ADR	5,700	300,504

		$354,414

Indonesia — 0.7%
Adaro Energy Tbk PT	287,500	$48,724
AKR Corporindo Tbk PT	76,500	30,456
Bank Central Asia Tbk PT	146,000	144,653
Bank Mandiri Tbk PT	128,000	118,998
Bank Negara Indonesia Persero Tbk PT	133,000	53,612
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	44,144
Bank Rakyat Indonesia Tbk PT	145,500	118,826
Bumi Resources Tbk PT	560,000	39,111
Energi Mega Persada Tbk PT(1)	1,737,000	16,594
Gudang Garam Tbk PT	19,500	103,826
Indo Tambangraya Megah Tbk PT	11,000	46,827
Indocement Tunggal Prakarsa Tbk PT	41,000	91,564
Indofood Sukses Makmur Tbk PT	153,500	95,082
Jasa Marga (Persero) Tbk PT	52,500	29,634
Kalbe Farma Tbk PT	645,000	72,126
Lippo Karawaci Tbk PT	274,500	29,049
Media Nusantara Citra Tbk PT	120,000	29,293
Perusahaan Gas Negara Tbk PT	206,500	99,137
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	46,279
Semen Gresik (Persero) Tbk PT	64,000	103,574
Surya Semesta Internusa Tbk PT	462,500	66,072
Tambang Batubara Bukit Asam Tbk PT	30,500	48,616
Telekomunikasi Indonesia Tbk PT	202,000	202,314
Unilever Indonesia Tbk PT	41,500	93,986
United Tractors Tbk PT	37,000	75,224
XL Axiata Tbk PT	76,000	39,054

		$1,886,775

Ireland — 0.3%
CRH PLC	7,794	$168,135
Eaton Corp. PLC	1,486	84,628

Security	Shares	Value
Elan Corp. PLC(1)	9,358	$98,738
Kerry Group PLC, Class A	7,083	371,557

		$723,058

Israel — 0.5%
Bank Hapoalim B.M.(1)	33,193	$139,940
Bank Leumi Le-Israel B.M.(1)	37,387	124,924
Bezeq Israeli Telecommunication Corp., Ltd.	32,974	38,643
Delek Group, Ltd.	104	25,690
Elbit Systems, Ltd.	1,930	74,199
Israel Chemicals, Ltd.	6,130	81,417
Israel Corp., Ltd.	132	90,333
Mellanox Technologies, Ltd.(1)	1,353	68,718
Mizrahi Tefahot Bank, Ltd.(1)	7,531	79,743
NICE Systems, Ltd.(1)	3,684	135,381
Teva Pharmaceutical Industries, Ltd. ADR	9,184	348,900

		$1,207,888

Italy — 0.8%
Atlantia SpA	3,644	$67,289
Autogrill SpA	3,445	42,246
Enel Green Power SpA	7,388	15,234
Enel SpA	5,639	24,587
ENI SpA	36,514	912,030
Luxottica Group SpA	3,631	167,576
Pirelli & C. SpA	15,972	195,904
Saipem SpA	3,849	109,291
Snam Rete Gas SpA	64,096	323,920
Telecom Italia SpA	13,750	13,644
Telecom Italia SpA, PFC Shares	67,529	57,692
Tenaris SA	1,396	29,284
Terna Rete Elettrica Nazionale SpA	55,693	234,488

		$2,193,185

Japan — 2.2%
ABC-Mart, Inc.	1,000	$38,047
Air Water, Inc.	3,000	38,318
All Nippon Airways Co., Ltd.	10,000	19,580
Aozora Bank, Ltd.	8,000	22,491
Bank of Kyoto, Ltd. (The)	10,000	82,744
Bank of Yokohama, Ltd. (The)	32,000	152,843
Benesse Holdings, Inc.	500	21,797
Bridgestone Corp.	1,300	34,095
Canon, Inc.	700	25,491
Chiba Bank, Ltd. (The)	15,000	93,469
Chugai Pharmaceutical Co., Ltd.	5,700	117,255
Chugoku Bank, Ltd. (The)	9,000	123,963
Daihatsu Motor Co., Ltd.	9,000	187,223
Dainippon Sumitomo Pharma Co., Ltd.	6,400	90,223
Electric Power Development Co., Ltd.	600	13,795
Gunma Bank, Ltd. (The)	17,000	82,055
Hachijuni Bank, Ltd. (The)	15,000	75,098
Hamamatsu Photonics K.K.	4,100	156,760
Hirose Electric Co., Ltd.	300	35,711
Hiroshima Bank, Ltd. (The)	23,000	97,781
Honda Motor Co., Ltd.	2,300	86,938
Hoya Corp.	1,500	28,963
Isetan Mitsukoshi Holdings, Ltd.	2,500	24,688
ITOCHU Techno-Solutions Corp.	1,000	43,398

Security	Shares	Value
Iyo Bank, Ltd. (The)	8,000	$65,422
Japan Prime Realty Investment Corp.	7	19,902
Japan Real Estate Investment Corp.	3	30,333
Joyo Bank, Ltd. (The)	3,000	14,065
JX Holdings, Inc.	6,700	39,529
Kamigumi Co., Ltd.	9,000	73,310
Kansai Paint Co., Ltd.	8,000	89,090
Keikyu Corp.	3,000	25,447
Keio Corp.	18,000	133,600
Keyence Corp.	1,200	332,919
Kintetsu Corp.	15,000	61,631
Kyowa Hakko Kirin Co., Ltd.	6,000	56,731
Lawson, Inc.	700	50,727
McDonald’s Holdings Co. (Japan), Ltd.	4,000	102,671
Miraca Holdings, Inc.	500	20,847
Mitsubishi Logistics Corp.	2,000	29,997
Mitsubishi Motors Corp.(1)	35,000	36,391
Mitsubishi Tanabe Pharma Corp.	3,900	52,282
Mizuho Financial Group, Inc.	16,500	32,934
NGK Spark Plug Co., Ltd.	6,000	76,321
Nidec Corp.	400	22,864
Nippon Telegraph & Telephone Corp.	300	12,564
Nishi-Nippon City Bank, Ltd. (The)	26,000	67,386
Nitori Co., Ltd.	400	30,533
NTT DoCoMo, Inc.	206	312,312
Odakyu Electric Railway Co., Ltd.	19,000	190,335
Ono Pharmaceutical Co., Ltd.	2,600	136,981
Oracle Corp. Japan	1,200	49,958
Oriental Land Co., Ltd.	1,400	186,141
Osaka Gas Co., Ltd.	7,000	26,258
Rakuten, Inc.(1)	20,929	191,023
Rinnai Corp.	1,000	70,704
Sankyo Co., Ltd.	600	23,904
Santen Pharmaceutical Co., Ltd.	2,600	107,077
Seven Bank, Ltd.	8,300	20,080
Shizuoka Bank, Ltd. (The)	22,000	207,434
Sumitomo Metal Mining Co., Ltd.	3,000	46,658
Sumitomo Rubber Industries, Ltd.	2,500	33,362
Suruga Bank, Ltd.	7,000	91,259
Suzuken Co., Ltd.	2,200	67,337
Sysmex Corp.	600	28,625
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,803
Takashimaya Co., Ltd.	3,000	22,076
Takeda Pharmaceutical Co., Ltd.	1,000	51,387
Toho Gas Co., Ltd.	18,000	96,224
Tokyo Gas Co., Ltd.	16,000	75,449
TonenGeneral Sekiyu K.K.	15,000	130,801
Tsumura & Co.	800	26,279
Unicharm Corp.	3,900	206,851
USS Co., Ltd.	910	102,224
Yahoo! Japan Corp.	61	23,921
Yakult Honsha Co., Ltd.	600	25,284
Yamaguchi Financial Group, Inc.	3,000	28,904
Yamato Holdings Co., Ltd.	1,900	31,934
Yokogawa Electric Corp.	1,400	15,588

		$5,810,395

Security	Shares	Value
Kuwait — 0.4%
Al Ahli Bank of Kuwait KSC	10,500	$21,626
Boubyan Bank KSC(1)	15,000	34,652
Boubyan Petrochemicals Co.	35,000	72,130
Burgan Bank SAK	15,000	30,920
Commercial Bank of Kuwait SAK(1)	20,000	51,178
Gulf Bank(1)	35,750	52,108
Gulf Cable and Electrical Industries Co.	10,000	45,496
Kuwait Finance House KSC	25,800	77,032
Kuwait Foods Co. (Americana)	2,500	16,292
Kuwait Pipes Industries & Oil Services Co.(1)	60,000	24,290
Mabanee Co. SAKC	15,000	65,005
Mobile Telecommunications Co.	65,700	193,671
National Bank of Kuwait SAK	45,750	159,303
National Industries Group Holding(1)	57,700	46,370
Sultan Center Food Products Co.(1)	74,929	28,276

		$918,349

Malaysia — 0.7%
Airasia Bhd	23,600	$21,093
AMMB Holdings Bhd	19,900	40,742
Axiata Group Bhd	43,300	87,806
Batu Kawan Bhd	8,600	51,008
Boustead Holdings Bhd	12,050	18,771
British American Tobacco Malaysia Bhd	2,300	42,464
Dialog Group Bhd	58,400	43,430
Digi.com Bhd	33,100	52,416
Gamuda Bhd	40,100	48,015
Genting Bhd	28,200	86,206
Hong Leong Bank Bhd	14,300	65,526
IJM Corp. Bhd	22,200	36,026
IOI Corp. Bhd	49,900	79,826
Kuala Lumpur Kepong Bhd	9,400	65,658
Lafarge Malayan Cement Bhd	13,500	40,370
Malayan Banking Bhd	38,300	109,459
Malaysian Resources Corp. Bhd	41,600	18,599
Maxis Bhd	25,400	52,081
Multi-Purpose Holdings Bhd	23,600	24,995
Parkson Holdings Bhd	30,000	46,666
Petronas Chemicals Group Bhd	55,900	107,062
Petronas Dagangan Bhd	8,800	64,558
PPB Group Bhd	12,300	49,304
Public Bank Bhd	13,900	69,429
Resorts World Bhd	59,800	70,648
RHB Capital Bhd	21,100	52,551
Sapurakencana Petroleum Bhd(1)	56,897	53,491
Sime Darby Bhd	61,600	184,451
Telekom Malaysia Bhd	29,400	52,524
Tenaga Nasional Bhd	33,300	75,089

		$1,810,264

Mexico — 1.4%
Alfa SAB de CV, Series A	95,800	$231,012
America Movil SAB de CV ADR, Series L	29,900	752,284
Bolsa Mexicana de Valores SAB de CV	26,300	66,502
Cemex SAB de CV ADR(1)	23,004	249,593
Coca Cola Femsa SAB de CV ADR	500	79,040
Compartamos SAB de CV	39,900	61,978

Security	Shares	Value
Embotelladoras Arca SAB de CV	9,900	$75,496
Empresas ICA SAB de CV(1)	20,700	62,045
Fomento Economico Mexicano SA de CV ADR	2,100	226,569
Genomma Lab Internacional SA de CV(1)	9,700	22,155
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	37,344
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,800	45,392
Grupo Bimbo SA de CV, Series A	36,500	94,303
Grupo Carso SA de CV, Series A1	13,600	66,104
Grupo Elektra SA de CV	500	23,261
Grupo Financiero Banorte SAB de CV, Class O	44,700	307,654
Grupo Financiero Inbursa SAB de CV, Class O	95,500	267,769
Grupo Mexico SAB de CV, Series B	45,643	169,798
Grupo Modelo SA de CV, Series C	8,400	71,681
Grupo Televisa SA ADR	5,000	140,050
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	13,465
Industrias CH SAB de CV, Series B(1)	5,100	42,197
Industrias Penoles SA de CV	2,700	132,375
Kimberly-Clark de Mexico SAB de CV, Class A	25,000	70,450
Mexichem SAB de CV	15,232	86,136
Minera Frisco SAB de CV(1)	12,200	52,438
Promotora y Operadora de Infraestructura SAB de CV(1)	5,800	41,425
TV Azteca SAB de CV, Series CPO	39,000	27,545
Wal-Mart de Mexico SAB de CV, Series V	67,500	218,406

		$3,734,467

Morocco — 0.3%
Alliances Developpement Immobilier SA	489	$30,889
Attijariwafa Bank	3,250	122,657
Banque Centrale Populaire	4,000	90,592
Banque Marocaine du Commerce Exterieur (BMCE)	3,100	56,256
Ciments du Maroc	200	16,694
Delta Holding SA	1,800	6,692
Douja Promotion Groupe Addoha SA	11,600	85,646
Lafarge Ciments	200	29,618
Managem	400	73,038
Maroc Telecom	13,800	176,411

		$688,493

Netherlands — 1.1%
Akzo Nobel NV	4,706	$322,092
ASML Holding NV	8,041	603,197
European Aeronautic Defence and Space Co. NV	7,168	336,044
Gemalto NV	337	29,997
Heineken Holding NV	1,465	86,560
Heineken NV	4,009	281,918
Koninklijke Ahold NV	24,653	362,266
Koninklijke DSM NV	3,945	241,651
Koninklijke KPN NV	34,396	193,365
Koninklijke Vopak NV	802	54,737
QIAGEN NV(1)	6,848	143,758
Reed Elsevier NV	4,414	68,557
Unilever NV	5,995	242,895

		$2,967,037

New Zealand — 0.2%
Auckland International Airport, Ltd.	57,862	$137,727
Chorus, Ltd.	8,812	21,088
Contact Energy, Ltd.(1)	8,594	37,651

Security	Shares	Value
Fletcher Building, Ltd.	13,289	$106,164
SKYCITY Entertainment Group, Ltd.	9,328	31,083
Telecom Corporation of New Zealand, Ltd.	32,008	65,182

		$398,895

Norway — 0.7%
Aker Solutions ASA	4,895	$107,055
Gjensidige Forsikring ASA	2,549	40,066
Norsk Hydro ASA	48,651	233,561
Orkla ASA	24,718	218,026
Seadrill, Ltd.	4,836	191,175
Statoil ASA	15,009	399,877
Telenor ASA	20,565	453,057
Yara International ASA	889	47,409

		$1,690,226

Peru — 0.4%
Alicorp SA	38,300	$130,556
Cia de Minas Buenaventura SA ADR	3,700	109,483
Credicorp, Ltd. ADR	1,340	210,018
Ferreyros SA	28,063	26,820
Grana y Montero SA	23,300	97,816
Intergroup Financial Services Corp.	500	19,250
Luz del Sur SAA	6,300	21,500
Minsur SA	20,900	18,761
Sociedad Minera Cerro Verde SAA(1)	600	22,800
Southern Copper Corp.	3,952	155,669
Union Andina de Cementos SAA	17,000	24,338
Volcan Cia Minera SA, Class B	66,141	68,073

		$905,084

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	41,200	$56,307
Aboitiz Power Corp.	30,200	28,296
Alliance Global Group, Inc.	94,000	43,704
Ayala Corp.	4,000	55,923
Ayala Land, Inc.	106,900	76,200
Ayala Land, Inc., PFC Shares(2)	65,600	161
Bank of the Philippine Islands	12,700	31,267
DMCI Holdings, Inc.	24,700	33,388
International Container Terminal Services, Inc.	23,200	43,397
JG Summit Holding, Inc.	50,500	49,584
Jollibee Foods Corp.	12,900	34,799
Manila Electric Co.	3,700	26,422
Metro Pacific Investments Corp.	263,000	33,675
Philex Mining Corp.	75,900	32,741
Philex Petroleum Corp.(1)	29,500	24,290
Philippine Long Distance Telephone Co.	1,520	104,677
Puregold Price Club, Inc.	42,100	36,169
Robinsons Land Corp.	89,500	47,124
San Miguel Corp.	9,500	26,240
Semirara Mining Corp.	5,500	33,268
SM Investments Corp.	2,500	58,463
SM Prime Holdings, Inc.	89,500	38,565
Universal Robina Corp.	21,000	45,166

		$959,826

Poland — 0.7%
Agora SA	14,100	$40,823

Security	Shares	Value
AmRest Holdings SE(1)	1,400	$39,548
Asseco Poland SA	5,810	84,564
Bank Pekao SA	2,800	137,718
Boryszew SA(1)	93,680	16,951
BRE Bank SA(1)	470	49,200
Budimex SA	710	15,390
Cyfrowy Polsat SA(1)	17,244	93,463
Emperia Holding SA	1,350	25,592
Enea SA	4,500	22,244
Eurocash SA	6,240	101,664
ING Bank Slaski SA(1)	1,400	40,089
Jastrzebska Spolka Weglowa SA	1,200	36,594
KGHM Polska Miedz SA	2,483	151,938
Lubelski Wegiel Bogdanka SA	1,040	45,988
Netia SA(1)	13,000	19,357
NG2 SA	2,690	62,525
Polimex-Mostostal SA(1)	32,200	5,815
Polish Oil & Gas(1)	44,800	79,757
Polska Grupa Energetyczna SA	25,610	141,244
Polski Koncern Naftowy Orlen SA(1)	7,480	118,420
Powszechna Kasa Oszczednosci Bank Polski SA	13,600	152,047
Powszechny Zaklad Ubezpieczen SA	1,417	186,761
Tauron Polska Energia SA	47,400	72,469
Telekomunikacja Polska SA	23,350	90,667
TVN SA	7,240	22,736
Zaklady Azotowe w Tarnowie-Moscicach SA(1)	300	5,488

		$1,859,052

Portugal — 0.2%
EDP-Energias de Portugal SA	46,501	$149,734
Galp Energia SGPS SA, Class B	2,862	46,457
Jeronimo Martins SGPS SA	7,997	170,125
Portugal Telecom SGPS SA	7,749	45,238

		$411,554

Qatar — 0.4%
Aamal Co. QSC(1)	6,300	$26,184
Commercial Bank of Qatar	1,900	40,793
Doha Bank, Ltd.	2,600	40,302
Gulf International Services QSC	3,900	34,364
Industries Qatar	4,350	202,278
Masraf Al Rayan	11,950	84,651
Qatar Electricity & Water Co.	1,400	54,745
Qatar Gas Transport Co., Ltd. (NAKILAT)	13,000	56,729
Qatar Islamic Bank	2,500	50,712
Qatar National Bank	5,448	194,971
Qatar National Cement Co.	600	17,072
Qatar National Navigation	1,500	26,842
Qatar Telecom QSC	4,394	135,266

		$964,909

Russia — 1.5%
CTC Media, Inc.	3,900	$41,730
E.ON Russia JSC	607,000	55,499
Etalon Group, Ltd. GDR(1)(3)	4,600	22,715
Federal Grid Co. Unified Energy System JSC(1)	7,226,300	52,138
Federal Hydrogenerating Co. JSC ADR	28,000	68,354

Security	Shares	Value
Globaltrans Investment PLC GDR(3)	2,700	$41,802
KamAZ(1)	13,000	16,639
LUKOIL OAO ADR	5,700	384,348
Magnit OJSC	1,570	294,120
Mail.ru Group, Ltd. GDR(3)	1,800	59,950
MMC Norilsk Nickel GDR	9,100	181,284
Mobile TeleSystems OJSC	28,800	244,638
Novolipetsk Steel GDR(3)	2,500	53,042
OAO Gazprom ADR	55,200	519,873
OAO Inter Rao Ues(1)	41,577,400	34,093
Pharmstandard OJSC GDR(1)(3)	2,600	50,518
PIK Group GDR(1)(3)	9,700	21,000
Rosneft Oil Co. GDR(3)	15,300	134,524
Rostelecom	30,700	123,175
Sberbank of Russia ADR	43,600	643,247
Severstal OAO GDR(3)	4,600	57,320
Surgutneftegas OJSC ADR	13,600	140,988
Surgutneftegas OJSC, PFC Shares	130,200	98,995
Tatneft ADR	3,000	138,455
Uralkali OJSC GDR(3)	3,400	129,371
VimpelCom, Ltd. ADR	5,800	69,658
VTB Bank OJSC GDR(3)	22,500	82,187
X5 Retail Group NV GDR(1)(3)	2,900	49,300
Yandex NV, Class A(1)	1,300	31,473

		$3,840,436

Singapore — 0.9%
Ascendas Real Estate Investment Trust	64,000	$130,903
CapitaMall Trust	18,000	30,808
ComfortDelGro Corp., Ltd.	14,000	21,829
DBS Group Holdings, Ltd.	49,000	592,223
Fraser and Neave, Ltd.	1,000	7,703
Oversea-Chinese Banking Corp., Ltd.	53,000	418,700
Singapore Airlines, Ltd.	23,000	204,252
Singapore Press Holdings, Ltd.	50,000	165,656
Singapore Technologies Engineering, Ltd.	24,000	76,016
Singapore Telecommunications, Ltd.	114,000	322,193
StarHub, Ltd.	11,000	34,668
United Overseas Bank, Ltd.	16,000	243,673
UOL Group, Ltd.	25,000	126,269

		$2,374,893

South Africa — 1.4%
ABSA Group, Ltd.	4,500	$86,140
Adcock Ingram Holdings, Ltd.	5,800	37,214
AECI, Ltd.	2,500	23,798
African Bank Investments, Ltd.	12,000	41,370
African Rainbow Minerals, Ltd.	1,000	22,518
Anglo Platinum, Ltd.	800	39,223
AngloGold Ashanti, Ltd.	4,300	120,197

Security	Shares	Value
Aquarius Platinum, Ltd.(1)	15,400	$15,397
Aveng, Ltd.	14,200	49,637
AVI, Ltd.	7,900	48,248
Barloworld, Ltd.	7,500	70,186
Bidvest Group, Ltd.	6,300	150,396
Capital Property Fund	19,700	23,142
Clicks Group, Ltd.	6,800	45,576
Discovery Holdings, Ltd.	7,500	55,469
FirstRand, Ltd.	26,600	95,904
Harmony Gold Mining Co., Ltd.	5,600	36,088
Impala Platinum Holdings, Ltd.	6,286	113,934
Imperial Holdings, Ltd.	3,400	74,026
Kumba Iron Ore, Ltd.	1,000	67,341
Kumba Resources, Ltd.	2,200	43,204
Liberty Holdings, Ltd.	2,300	29,605
Massmart Holdings, Ltd.	2,200	44,914
Mediclinic International, Ltd.	2,800	17,715
MMI Holdings, Ltd.	18,700	48,356
Mondi, Ltd.	3,100	36,866
Mr. Price Group, Ltd.	4,200	57,974
MTN Group, Ltd.	32,700	639,796
Murray & Roberts Holdings, Ltd.(1)	11,600	33,181
Nampak, Ltd.	9,600	33,707
Nedbank Group, Ltd.	2,200	47,740
Netcare, Ltd.	26,000	56,971
Remgro, Ltd.	4,700	85,641
Reunert, Ltd.	5,500	45,871
RMB Holdings, Ltd.	12,000	57,553
Sanlam, Ltd.	22,500	114,174
Sasol, Ltd.	5,400	233,197
Shoprite Holdings, Ltd.	5,100	95,971
Spar Group, Ltd. (The)	3,300	43,416
Standard Bank Group, Ltd.	11,600	150,922
Steinhoff International Holdings, Ltd.(1)	24,600	74,654
Sun International, Ltd.	4,200	48,128
Telkom South Africa, Ltd.(1)	7,300	13,578
Tiger Brands, Ltd.	2,600	85,523
Truworths International, Ltd.	7,200	81,821
Vodacom Group (Pty), Ltd.	8,900	123,791
Wilson Bayly Holmes-Ovcon, Ltd.	3,100	53,759
Woolworths Holdings, Ltd.	10,500	74,609

		$3,688,441

South Korea — 1.4%
Asiana Airlines, Inc.(1)	3,000	$16,618
BS Financial Group, Inc.	5,220	69,012
Celltrion, Inc.	3,014	71,018
Cheil Industries, Inc.	670	53,711
Cheil Worldwide, Inc.	2,670	54,948
CJ Corp.	300	34,373
Dongbu Insurance Co., Ltd.	1,430	61,353
Hankook Tire Co., Ltd.(1)	1,560	64,156
Hankook Tire Worldwide Co., Ltd.	3,569	55,410
Hite-Jinro Co., Ltd.	2,800	82,246
Honam Petrochemical Corp.	270	62,655
Hynix Semiconductor, Inc.(1)	2,810	62,891

Security	Shares	Value
Hyundai Glovis Co., Ltd.	290	$54,016
Hyundai Heavy Industries Co., Ltd.	280	55,287
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	58,446
Hyundai Merchant Marine Co., Ltd.(1)	1,080	20,282
Hyundai Motor Co.	1,000	188,311
Hyundai Steel Co.	700	53,315
Industrial Bank of Korea	4,750	53,671
Kangwon Land, Inc.	2,740	78,601
Korea Electric Power Corp.(1)	2,600	77,169
Korea Zinc Co., Ltd.	170	59,943
Korean Air Lines Co., Ltd.(1)	660	27,557
Korean Reinsurance Co.	4,578	48,095
KT&G Corp.	1,080	75,311
LG Chem, Ltd.	460	128,711
LG Corp.	870	51,252
LG Display Co., Ltd.(1)	1,210	32,493
LG Electronics, Inc.	1,050	69,522
LG Hausys, Ltd.	540	36,852
LIG Insurance Co., Ltd.	2,290	53,675
NHN Corp.	330	72,982
POSCO	760	248,446
S-Oil Corp.	590	53,074
Samsung C&T Corp.	990	57,660
Samsung Electro-Mechanics Co., Ltd.	350	29,487
Samsung Electronics Co., Ltd.	490	651,913
Samsung Engineering Co., Ltd.	370	52,814
Samsung Fine Chemicals Co., Ltd.	470	22,747
Samsung Fire & Marine Insurance Co., Ltd.	550	111,307
Samsung Heavy Industries Co., Ltd.	1,900	66,763
Samsung Life Insurance Co., Ltd.	600	57,862
Samsung Securities Co., Ltd.	500	25,891
SK Broadband Co., Ltd.(1)	7,780	34,971
SK Chemicals Co., Ltd.	510	28,021
SK Telecom Co., Ltd. ADR	4,600	77,970
TONGYANG Securities, Inc.	9,480	35,245
Woori Finance Holdings Co., Ltd.	6,060	71,252

		$3,609,305

Spain — 0.9%
Abertis Infraestructuras SA	7,619	$130,447
Acerinox SA	5,359	59,384
ACS Actividades de Construccion y Servicios SA	1,151	27,628
Amadeus IT Holding SA, Class A	5,522	138,376
CaixaBank SA	23,817	94,281
Distribuidora Internacional de Alimentacion SA(1)	4,948	36,527
Enagas	8,349	197,540
Ferrovial SA	15,324	246,077
Grifols SA(1)	3,487	118,691
Iberdrola SA	4,551	24,488
Indra Sistemas SA	3,009	39,424
Industria de Diseno Textil SA	3,281	458,578
International Consolidated Airlines Group SA(1)	13,289	44,969
Red Electrica Corp. SA	2,929	162,996
Repsol SA	7,079	157,871
Telefonica SA	20,035	289,966
Zardoya Otis SA	8,452	129,559

		$2,356,802

Security	Shares	Value
Sweden — 0.9%
Atlas Copco AB, Class A	1,107	$31,536
Boliden AB	13,495	249,429
Hennes & Mauritz AB, Class B	7,196	264,779
Holmen AB, Class B	3,062	94,395
Investor AB, Class B	6,033	171,362
Lundin Petroleum AB(1)	1,265	32,495
Millicom International Cellular SA SDR	1,492	137,462
Nordea Bank AB	32,431	357,692
Scania AB, Class B	2,369	48,610
Skandinaviska Enskilda Banken AB, Class A	15,422	154,482
Skanska AB, Class B	7,267	123,592
Svenska Cellulosa AB, Class B	3,080	74,672
Swedbank AB, Class A	6,877	162,384
Tele2 AB, Class B	8,723	156,455
Telefonaktiebolaget LM Ericsson, Class B	5,785	67,287
TeliaSonera AB	40,021	288,676

		$2,415,308

Switzerland — 1.4%
Actelion, Ltd.	2,628	$130,180
Adecco SA	2,368	135,789
Baloise Holding AG	532	48,143
Geberit AG	106	24,796
Givaudan SA	70	77,730
Nestle SA	14,325	1,005,865
Novartis AG	6,980	474,475
Roche Holding AG PC	2,227	492,254
Schindler Holding AG	1,178	170,435
Schindler Holding AG PC	196	29,074
Sonova Holding AG	1,282	148,264
Sulzer AG	328	51,581
Swatch Group, Ltd. (The), Bearer Shares	325	178,021
Swiss Reinsurance Co., Ltd.	4,047	300,886
Swisscom AG	482	213,789
Zurich Insurance Group AG	482	138,607

		$3,619,889

Taiwan — 1.4%
Acer, Inc.(1)	73,000	$64,570
Advanced Semiconductor Engineering, Inc.	112,931	91,151
Ambassador Hotel	22,000	22,684
Asia Cement Corp.	30,900	39,333
Asia Optical Co., Inc.(1)	27,000	27,821
Asustek Computer, Inc.	9,000	103,145
AU Optronics Corp.(1)	197,000	80,136
Catcher Technology Co., Ltd.	15,000	67,122
Cathay Financial Holding Co., Ltd.	62,600	69,793
Chang Hwa Commercial Bank	74,520	41,168
Cheng Shin Rubber Industry Co., Ltd.	25,100	65,592
Chimei Innolux Corp.(1)	195,795	101,954
China Airlines, Ltd.(1)	68,178	29,936
China Development Financial Holding Corp.(1)	132,000	36,507
Chinatrust Financial Holding Co., Ltd.	105,479	60,450
Chong Hong Construction Co., Ltd.	11,110	36,924
Chunghwa Telecom Co., Ltd.	55,000	175,269
Compal Electronics, Inc.	104,000	75,635

Security	Shares	Value
Delta Electronics, Inc.	27,000	$97,821
EVA Airways Corp.(1)	81,000	51,905
Far Eastern Department Stores, Ltd.	30,680	30,443
Far Eastern International Bank	17,907	7,258
Far Eastern New Century Corp.	74,740	86,653
Far EasTone Telecommunications Co., Ltd.	31,000	78,872
First Financial Holding Co., Ltd.	81,280	49,566
Formosa Chemicals & Fibre Corp.	30,000	81,533
Formosa Petrochemical Corp.	17,000	49,036
Formosa Plastics Corp.	47,000	127,704
Formosan Rubber Group, Inc.	29,000	20,945
Foxconn International Holdings, Ltd.(1)	100,000	41,061
Foxconn Technology Co., Ltd.	18,900	55,314
Fubon Financial Holding Co., Ltd.	50,496	64,539
Giant Manufacturing Co., Ltd.	6,000	31,907
Goldsun Development & Construction Co., Ltd.	63,000	24,455
Hotai Motor Co., Ltd.	6,000	47,888
Hua Nan Financial Holdings Co., Ltd.	45,177	26,092
Mega Financial Holding Co., Ltd.	89,900	73,628
Nan Ya Plastics Corp.	61,000	124,098
Pou Chen Corp.	50,000	49,964
President Chain Store Corp.	10,000	54,047
Quanta Computer, Inc.	50,000	116,864
Radiant Opto-Electronics Corp.	16,300	63,277
Radium Life Tech Co., Ltd.	32,309	30,795
Ruentex Industries, Ltd.	19,000	48,325
Sanyang Industrial Co., Ltd.(1)	29,000	20,767
Shin Kong Synthetic Fibers Corp.	71,000	22,936
Siliconware Precision Industries Co., Ltd.	71,000	74,167
Sincere Navigation	24,000	21,801
Solar Applied Materials Technology Corp.	7,699	9,534
Standard Foods Corp.	10,480	29,288
Synnex Technology International Corp.	33,000	66,991
Taishin Financial Holdings Co., Ltd.	58,835	23,318
Taiwan Cement Corp.	43,000	58,178
Taiwan Cooperative Financial Holding Co., Ltd.	73,692	41,076
Taiwan Fertilizer Co., Ltd.	11,000	27,300
TPK Holding Co., Ltd.	5,887	101,452
TTY Biopharm Co., Ltd.	7,480	27,392
Uni-President Enterprises Corp.	61,170	107,454
United Microelectronics Corp.	222,000	86,722
Waterland Financial Holdings	65,520	22,139
Wei Chuan Food Corp.	21,000	29,214
Wistron Corp.	68,100	78,915
Yageo Corp.(1)	120,000	35,293
Yieh Phui Enterprise	63,240	20,354
Yuanta Financial Holding Co., Ltd.	96,000	52,062
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	23,658
Yulon Motor Co., Ltd.	22,000	40,833

		$3,744,024

Thailand — 0.7%
Advanced Info Service PCL(4)	22,700	$160,024
Airports of Thailand PCL(4)	8,400	29,709
Bangkok Bank PCL(4)	8,600	63,423
Bangkok Dusit Medical Services PCL(4)	7,200	32,100
Bank of Ayudhya PCL(4)	53,400	59,537

Security	Shares	Value
Banpu PCL(4)	2,300	$29,944
BEC World PCL(4)	15,500	37,594
Berli Jucker PCL(4)	18,000	45,262
Big C Supercenter PCL(4)	4,000	28,842
BTS Group Holdings PCL	102,400	26,797
Bumrungrad Hospital PCL(4)	3,800	9,906
Central Pattana PCL(4)	8,300	23,723
Charoen Pokphand Foods PCL(4)	52,900	62,966
CP ALL PCL(4)	54,600	85,604
Delta Electronics (Thailand) PCL(4)	29,900	35,576
Dynasty Ceramic PCL(4)	2,900	5,060
Electricity Generating PCL(4)	7,500	38,464
Glow Energy PCL(4)	13,700	36,276
Hana Microelectronics PCL(4)	37,700	29,595
Home Product Center PCL(4)	15,960	7,368
IRPC PCL(4)	142,000	20,957
Kasikornbank PCL(4)	16,600	110,535
Krung Thai Bank PCL(4)	29,650	22,798
Land & Houses PCL(4)	82,300	31,207
Minor International PCL(4)	44,000	32,635
PTT Exploration & Production PCL(4)	19,012	105,877
PTT Global Chemical PCL(4)	24,500	65,727
PTT PCL(4)	9,100	104,076
Ratchaburi Electricity Generating Holding PCL(4)	9,000	18,269
Robinson Department Store PCL(4)	3,700	8,679
Shin Corp. PCL(4)	15,000	34,330
Siam Cement PCL(4)	4,100	63,618
Siam City Cement PCL(4)	1,600	22,092
Siam Commercial Bank PCL(4)	21,300	127,904
Siam Makro PCL(4)	1,900	28,450
Sino Thai Engineering & Construction PCL(4)	35,300	33,146
Thai Beverage PCL	169,000	71,808
Thai Oil PCL(4)	9,000	22,258
Thai Union Frozen Products PCL(4)	11,160	25,656
Thanachart Capital PCL(4)	19,800	25,742
TMB Bank PCL(4)	355,700	26,960
Total Access Communication PCL(4)	13,600	39,459
True Corp. PCL(1)	206,200	45,660

		$1,935,613

Turkey — 0.7%
Akbank TAS	25,500	$128,950
Akenerji Elektrik Uretim AS(1)	32,983	31,721
Anadolu Efes Biracilik ve Malt Sanayii AS	4,000	59,754
Arcelik AS	4,100	26,796
BIM Birlesik Magazalar AS	1,600	77,578
Cimsa Cimento Sanayi ve Ticaret AS	4,600	26,828
Coca-Cola Icecek AS	1,500	36,472
Dogan Sirketler Grubu Holding AS(1)	10,000	6,143
Enka Insaat ve Sanayi AS	12,176	36,562
Eregli Demir ve Celik Fabrikalari TAS	38,400	54,599
Ford Otomotiv Sanayi AS	2,100	23,885
Haci Omer Sabanci Holding AS	11,200	64,543
Ihlas Holding AS(1)	44,800	30,316
Is Gayrimenkul Yatirim Ortakligi AS	23,800	21,633
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	38,500	34,607
KOC Holding AS	17,120	89,333

Security	Shares	Value
Koza Altin Isletmeleri AS	1,100	$27,074
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	26,637
Petkim Petrokimya Holding AS	15,600	27,222
Tekfen Holding AS	6,700	27,431
Tofas Turk Otomobil Fabrikasi AS	4,800	28,961
Tupras-Turkiye Petrol Rafinerileri AS	3,200	88,269
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	14,300	53,122
Turk Sise ve Cam Fabrikalari AS	21,446	37,420
Turk Telekomunikasyon AS	18,100	75,903
Turkcell Iletisim Hizmetleri AS(1)	18,300	114,365
Turkiye Garanti Bankasi AS	29,800	149,440
Turkiye Halk Bankasi AS	5,800	57,269
Turkiye Is Bankasi	24,300	89,794
Turkiye Sinai Kalkinma Bankasi AS	25,025	32,326
Turkiye Vakiflar Bankasi TAO	19,300	56,398
Ulker Gida Sanayi ve Ticaret AS	5,300	30,156
Yapi ve Kredi Bankasi AS(1)	16,600	48,704
Yazicilar Holding AS	3,200	31,750

		$1,751,961

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)	132,000	$127,614
Abu Dhabi National Hotels	13,000	6,415
Air Arabia (PJSC)	286,700	69,135
Aldar Properties (PJSC)	119,000	46,352
DP World, Ltd.	18,000	236,149
Dubai Financial Market(1)	107,700	37,560
Dubai Islamic Bank (PJSC)	26,000	15,856
Emaar Properties (PJSC)	164,700	218,688
First Gulf Bank (PJSC)	25,200	87,863
National Bank of Abu Dhabi (PJSC)	53,835	160,447
Ras Al Khaimah Ceramics(1)	82,200	25,307
Union National Bank	61,500	62,827

		$1,094,213

United Kingdom — 2.7%
Associated British Foods PLC	4,094	$113,528
AstraZeneca PLC	10,217	493,683
BAE Systems PLC	53,340	287,077
BHP Billiton PLC	8,331	285,686
BP PLC	53,286	394,450
Bunzl PLC	1,911	34,338
Burberry Group PLC	8,212	176,418
Centrica PLC	70,374	390,782
Compass Group PLC	12,242	148,196
Croda International PLC	816	31,357
Diageo PLC	2,889	86,000
Experian PLC	3,566	61,001
GlaxoSmithKline PLC	4,970	113,683
Imperial Tobacco Group PLC	500	18,592
Kingfisher PLC	5,668	24,221
Marks & Spencer Group PLC	10,988	66,105
National Grid PLC	1,714	18,768
Next PLC	4,932	317,271
Randgold Resources, Ltd.	1,330	125,276
Reckitt Benckiser Group PLC	334	22,252

Security	Shares	Value
Reed Elsevier PLC	2,870	$31,237
Rexam PLC	21,005	156,145
Rexam PLC, Class B, PFC Shares(1)	23,339	16,657
Rolls-Royce Holdings PLC	29,192	438,258
Royal Dutch Shell PLC, Class A	17,056	604,613
Royal Dutch Shell PLC, Class B	17,511	636,470
Sage Group PLC (The)	36,503	186,918
Serco Group PLC	14,171	124,592
Severn Trent PLC	1,097	28,217
Shire PLC	7,492	250,624
SSE PLC	1,270	28,585
Subsea 7 SA	4,061	98,100
Tesco PLC	48,136	272,047
Tullow Oil PLC	10,062	181,424
Unilever PLC	603	24,562
United Utilities Group PLC	1,376	15,968
Vodafone Group PLC	122,534	334,415
Whitbread PLC	2,865	116,767
WM Morrison Supermarkets PLC	62,028	246,715

		$7,000,998

United States — 20.1%
3M Co.	4,029	$405,116
A.O. Smith Corp.	271	18,775
Abaxis, Inc.	1,922	74,420
Abbott Laboratories	5,546	187,898
AbbVie, Inc.	5,546	203,483
Accenture PLC, Class A	4,815	346,150
Acorda Therapeutics, Inc.(1)	2,871	82,914
Actavis, Inc.(1)	734	63,410
Acuity Brands, Inc.	418	28,758
Advance Auto Parts, Inc.	215	15,807
Advanced Energy Industries, Inc.(1)	178	2,732
Advisory Board Co. (The)(1)	845	45,824
Affymax, Inc.(1)	2,189	41,175
AGL Resources, Inc.	1,729	72,272
Air Products and Chemicals, Inc.	1,065	93,113
Airgas, Inc.	769	73,240
Akamai Technologies, Inc.(1)	501	20,396
Alaska Air Group, Inc.(1)	1,448	66,796
Alere, Inc.(1)	1,686	35,844
Alexion Pharmaceuticals, Inc.(1)	1,229	115,514
Allegiant Travel Co.	636	47,363
Allergan, Inc.	1,480	155,415
ALLETE, Inc.	1,557	71,840
Alliant Energy Corp.	254	11,643
Allied Nevada Gold Corp.(1)	1,142	27,054
Allied World Assurance Co. Holdings, Ltd.	261	22,141
Altera Corp.	2,732	91,303
Altria Group, Inc.	13,358	449,897
Amazon.com, Inc.(1)	1,448	384,444
Amdocs, Ltd.	1,060	37,831
American Express Co.	2,133	125,442
American Greetings Corp.	1,423	22,768
American States Water Co.	747	37,761
American Tower Corp.	2,498	190,223
American Water Works Co., Inc.	2,751	105,308

Security	Shares	Value
AmerisourceBergen Corp.	1,704	$77,310
Amgen, Inc.	1,762	150,581
Amsurg Corp.(1)	2,208	68,912
Analog Devices, Inc.	4,022	175,520
Analogic Corp.	311	23,695
Anworth Mortgage Asset Corp.	9,836	61,573
AOL, Inc.	2,076	63,629
Aon PLC	5,340	308,332
Apple, Inc.	1,214	552,746
Applied Industrial Technologies, Inc.	1,936	85,107
Applied Materials, Inc.	10,835	139,880
Applied Micro Circuits Corp.(1)	443	3,797
AptarGroup, Inc.	278	14,325
Aqua America, Inc.	2,857	77,796
Arbitron, Inc.	2,655	124,519
Arch Capital Group, Ltd.(1)	2,260	104,909
Argo Group International Holdings, Ltd.	1,765	63,699
Arthur J. Gallagher & Co.	1,506	55,647
Ascena Retail Group, Inc.(1)	684	11,594
Ascent Capital Group, Inc., Series A(1)	880	56,065
Associated Banc-Corp.	2,471	35,261
Astoria Financial Corp.	1,769	17,230
AT&T, Inc.	18,694	650,364
Atlantic Power Corp.	10,651	130,901
ATMI, Inc.(1)	1,089	22,226
Atmos Energy Corp.	625	23,350
Automatic Data Processing, Inc.	5,575	330,542
AutoNation, Inc.(1)	435	21,098
AutoZone, Inc.(1)	257	95,013
Avago Technologies, Ltd.	1,933	69,143
Avid Technology, Inc.(1)	2,833	20,964
Avista Corp.	2,940	76,028
Axis Capital Holdings, Ltd.	1,105	42,288
AZZ, Inc.	1,018	43,560
Badger Meter, Inc.	95	4,702
Balchem Corp.	310	11,594
Banco Latinoamericano de Comercio Exterior SA, Class E	936	21,715
Bank of Hawaii Corp.	1,027	49,388
Bank of New York Mellon Corp. (The)	3,363	91,339
Bank of the Ozarks, Inc.	480	17,434
BankUnited, Inc.	892	23,995
Banner Corp.	95	2,869
BB&T Corp.	3,474	105,193
BBCN Bancorp, Inc.	8,227	99,464
Berkshire Hathaway, Inc., Class B(1)	4,321	418,835
Bio Reference Labs, Inc.(1)	808	22,438
Biogen Idec, Inc.(1)	653	101,920
BioMarin Pharmaceutical, Inc.(1)	519	28,488
BJ’s Restaurants, Inc.(1)	404	12,916
Black Hills Corp.	1,679	67,748
Blackbaud, Inc.	2,611	65,066
Bob Evans Farms, Inc.	1,846	81,722
Boston Private Financial Holdings, Inc.	2,240	20,720
Bristol-Myers Squibb Co.	8,350	301,769
Bristow Group, Inc.	1,838	104,729
Brookline Bancorp, Inc.	365	3,216

Security	Shares	Value
Brooks Automation, Inc.	1,961	$18,355
Brown and Brown, Inc.	1,635	44,701
Buffalo Wild Wings, Inc.(1)	272	20,006
Bunge, Ltd.	1,570	125,066
C.H. Robinson Worldwide, Inc.	2,614	172,916
CACI International, Inc., Class A(1)	279	14,963
California Water Service Group	1,648	32,136
Campbell Soup Co.	4,538	166,590
Capitol Federal Financial, Inc.	4,335	50,936
Carnival Corp.	2,309	89,404
Cash America International, Inc.	371	17,775
Caterpillar, Inc.	600	59,034
Cato Corp. (The)	716	19,740
Cavium, Inc.(1)	570	19,061
Celgene Corp.(1)	2,991	295,989
CenturyLink, Inc.	9,031	365,304
Cerner Corp.(1)	1,940	160,147
CH Energy Group, Inc.	444	28,860
Charles River Laboratories(1)	1,062	43,882
Cheesecake Factory, Inc. (The)	534	17,707
Chemed Corp.	1,048	79,176
Chemical Financial Corp.	534	12,982
Chesapeake Lodging Trust	3,061	65,352
Chevron Corp.	5,754	662,573
Children’s Place Retail Stores, Inc. (The)(1)	61	3,040
Chipotle Mexican Grill, Inc.(1)	395	121,269
Cirrus Logic, Inc.(1)	932	26,310
City Holding Co.	521	19,689
City National Corp.	1,034	54,761
Clean Energy Fuels Corp.(1)	1,714	21,956
Clean Harbors, Inc.(1)	866	48,141
Clorox Co. (The)	1,193	93,543
Coca-Cola Co. (The)	12,379	460,994
Cogent Communications Group, Inc.	1,139	28,213
Cognizant Technology Solutions Corp., Class A(1)	2,868	224,220
Colgate-Palmolive Co.	833	89,439
Colony Financial, Inc.	5,004	107,686
Columbia Banking System, Inc.	563	11,373
Comcast Corp., Class A	1,636	62,299
Comerica, Inc.	2,539	87,240
Comfort Systems USA, Inc.	269	3,473
Commerce Bancshares, Inc.	141	5,295
comScore, Inc.(1)	719	10,591
Concho Resources, Inc.(1)	45	4,105
CONMED Corp.	3,682	108,140
ConocoPhillips	5,628	326,424
Consolidated Edison, Inc.	4,839	275,242
Copa Holdings SA, Class A	659	72,226
Corporate Executive Board Co. (The)	80	4,009
Costar Group, Inc.(1)	320	30,010
Costco Wholesale Corp.	4,626	473,425
Covanta Holding Corp.	3,410	67,245
Credit Acceptance Corp.(1)	192	19,117
Cree, Inc.(1)	606	26,149
CreXus Investment Corp.	5,405	71,832
Cullen/Frost Bankers, Inc.	777	45,758

Security	Shares	Value
Cummins, Inc.	780	$89,567
CVB Financial Corp.	7,964	87,604
CVR Energy, Inc.(1)(2)	122	0
CVS Caremark Corp.	5,108	261,530
Danaher Corp.	1,617	96,907
Darden Restaurants, Inc.	342	15,903
DaVita HealthCare Partners, Inc.(1)	546	63,014
Delta Air Lines, Inc.(1)	2,450	34,031
Deluxe Corp.	758	27,887
Devon Energy Corp.	1,518	86,814
Dexcom, Inc.(1)	3,460	52,696
Dime Community Bancshares, Inc.	239	3,301
Discovery Communications, Inc., Class A(1)	1,976	137,095
Dollar Tree, Inc.(1)	318	12,717
Dominion Resources, Inc.	2,526	136,682
Donaldson Co., Inc.	148	5,566
DSW, Inc., Class A	62	4,150
DTE Energy Co.	1,213	76,795
Duke Energy Corp.	5,552	381,644
E.I. du Pont de Nemours & Co.	3,091	146,668
Earthlink, Inc.	3,876	26,357
eBay, Inc.(1)	2,377	132,946
Ecolab, Inc.	3,073	222,485
Edwards Lifesciences Corp.(1)	785	70,595
El Paso Electric Co.	3,562	120,004
Electronics for Imaging, Inc.(1)	5,006	113,236
Eli Lilly & Co.	5,543	297,604
EMC Corp.(1)	5,696	140,179
EMCOR Group, Inc.	999	36,294
Emerson Electric Co.	5,206	298,043
Endurance Specialty Holdings, Ltd.	1,489	63,908
Ennis, Inc.	1,146	17,889
EnPro Industries, Inc.(1)	539	23,975
Enstar Group, Ltd.(1)	607	74,697
Equifax, Inc.	1,187	69,677
Erie Indemnity Co.	207	14,767
ESCO Technologies, Inc.	2,149	88,474
Everest Re Group, Ltd.	692	80,141
Expeditors International of Washington, Inc.	1,284	55,084
Exponent, Inc.(1)	386	18,872
Express Scripts Holding Co.(1)	1,186	63,356
Exxon Mobil Corp.	7,754	697,627
EZCorp, Inc.(1)	560	12,432
FactSet Research Systems, Inc.	766	70,870
Family Dollar Stores, Inc.	1,027	58,231
Fastenal Co.	688	34,180
FedEx Corp.	2,715	275,437
Fidelity National Information Services, Inc.	2,258	83,794
First Cash Financial Services, Inc.(1)	448	23,883
First Citizens BancShares, Inc.	21	3,662
First Commonwealth Financial Corp.	2,296	16,233
First Financial Bankshares, Inc.	3,302	135,580
First Horizon National Corp.	4,074	41,596
First Midwest Bancorp, Inc.	1,278	16,192
First Niagara Financial Group, Inc.	8,625	67,620
Fiserv, Inc.(1)	1,110	89,144

Security	Shares	Value
Flushing Financial Corp.	237	$3,754
Foot Locker, Inc.	669	22,980
Forward Air Corp.	2,416	89,658
Franklin Electric Co., Inc.	1,014	67,451
Fresh Del Monte Produce, Inc.	545	14,361
Frontier Communications Corp.	17,145	78,353
FTI Consulting, Inc.(1)	578	18,785
Gartner, Inc.(1)	2,164	111,468
General Mills, Inc.	3,945	165,453
Genesco, Inc.(1)	287	17,889
Gilead Sciences, Inc.(1)	2,080	82,056
Global Payments, Inc.	916	45,122
Global Power Equipment Group, Inc.	486	7,975
Google, Inc., Class A(1)	810	612,109
Gorman-Rupp Co. (The)	396	12,034
Government Properties Income Trust	2,609	64,834
Granite Construction, Inc.	1,060	38,542
Greatbatch, Inc.(1)	748	19,852
Greenlight Capital Re, Ltd.(1)	2,332	56,085
GulfMark Offshore, Inc., Class A	628	21,829
H.J. Heinz Co.	1,049	63,601
Halliburton Co.	1,149	46,741
Hancock Holding Co.	96	2,901
Hanger Orthopedic Group, Inc.(1)	2,264	65,045
Hawaiian Electric Industries Co.	635	17,126
Haynes International, Inc.	345	17,636
Healthcare Services Group, Inc.	2,476	59,795
HeartWare International, Inc.(1)	378	34,164
HEICO Corp.	2,531	114,806
Herbalife, Ltd.	344	12,494
Hershey Co. (The)	849	67,453
Hillenbrand, Inc.	4,098	101,426
Hittite Microwave Corp.(1)	1,054	64,695
HollyFrontier Corp.	4,330	226,113
Hologic, Inc.(1)	891	21,241
Home BancShares, Inc.	131	4,548
Home Depot, Inc. (The)	5,550	371,406
Howard Hughes Corp. (The)(1)	581	41,832
Hubbell, Inc., Class B	819	74,570
Huron Consulting Group, Inc.(1)	508	17,323
Hyatt Hotels Corp.(1)	535	21,437
IAC/InterActiveCorp	1,224	50,490
IBERIABANK Corp.	578	29,761
ICF International, Inc.(1)	619	14,169
ICG Group, Inc.(1)	1,883	22,596
ICU Medical, Inc.(1)	542	32,764
IDACORP, Inc.	1,875	87,019
IDEX Corp.	526	26,242
IHS, Inc.(1)	719	73,985
Illinois Tool Works, Inc.	3,377	212,177
Insperity, Inc.	424	14,259
Integrys Energy Group, Inc.	1,243	67,980
Intel Corp.	18,178	382,465
International Business Machines Corp.	3,810	773,697
International Rectifier Corp.(1)	819	15,962
Intersil Corp.	9,699	83,896

Security	Shares	Value
Investors Bancorp, Inc.	1,430	$25,240
IPC The Hospitalist Co., Inc.(1)	70	2,985
Isis Pharmaceuticals, Inc.(1)	2,198	31,937
ITC Holdings Corp.	89	7,209
J&J Snack Foods Corp.	1,452	98,954
J.B. Hunt Transport Services, Inc.	68	4,574
j2 Global, Inc.	3,293	104,783
Jack Henry & Associates, Inc.	616	25,552
Jack in the Box, Inc.(1)	3,531	102,505
JetBlue Airways Corp.(1)	6,734	39,125
John Wiley & Sons, Inc., Class A	776	29,721
Johnson & Johnson	6,946	513,448
Jones Lang LaSalle, Inc.	750	69,105
JoS. A. Bank Clothiers, Inc.(1)	699	28,337
Kaiser Aluminum Corp.	534	33,193
Kellogg Co.	2,117	123,844
Kennametal, Inc.	372	15,256
KeyCorp	5,730	53,862
Kimberly-Clark Corp.	678	60,688
Kinder Morgan, Inc.	7,985	299,118
Kirby Corp.(1)	273	19,287
Knight Transportation, Inc.	1,032	16,460
Kohl’s Corp.	2,270	105,078
Kraft Foods Group, Inc.	2,014	93,087
L.B. Foster Co., Class A	65	2,815
Laboratory Corp. of America Holdings(1)	1,125	100,688
Laclede Group, Inc. (The)	85	3,393
Lam Research Corp.(1)	953	39,206
Landstar System, Inc.	65	3,708
Layne Christensen Co.(1)	4,051	91,836
Lennox International, Inc.	972	55,900
Lindsay Corp.	1,473	137,048
Lions Gate Entertainment Corp.(1)	6,528	119,593
Live Nation, Inc.(1)	312	3,201
LivePerson, Inc.(1)	524	7,006
Loews Corp.	2,581	111,938
LogMeIn, Inc.(1)	288	6,538
Lowe’s Companies, Inc.	4,032	153,982
LSI Corp.(1)	2,402	16,910
LTC Properties, Inc.	1,803	67,144
Luminex Corp.(1)	903	16,597
M&T Bank Corp.	3,079	316,183
Madison Square Garden Co. (The)(1)	1,273	66,221
Manhattan Associates, Inc.(1)	1,011	69,264
Marathon Oil Corp.	2,619	88,025
Marathon Petroleum Corp.	6,766	502,105
Marsh & McLennan Cos., Inc.	7,940	281,711
Martin Marietta Materials, Inc.	722	71,283
MasterCard, Inc., Class A	717	371,693
Maxim Integrated Products, Inc.	362	11,385
MAXIMUS, Inc.	806	55,267
McCormick & Co., Inc.	1,706	106,369
McDonald’s Corp.	6,822	650,068
McGraw-Hill Cos., Inc. (The)	2,828	162,667
McKesson Corp.	1,807	190,151
MDC Holdings, Inc.	765	30,080
Medicines Co. (The)(1)	888	26,533

Security	Shares	Value
Men’s Wearhouse, Inc. (The)	473	$14,356
Merck & Co., Inc.	9,284	401,533
Meredith Corp.	1,343	48,697
MGE Energy, Inc.	1,364	71,460
Micrel, Inc.	1,588	16,531
Microchip Technology, Inc.	2,817	94,229
Microsoft Corp.	11,546	317,169
Minerals Technologies, Inc.	932	38,557
Mondelez International, Inc., Class A	8,252	229,323
Monsanto Co.	2,549	258,341
Morningstar, Inc.	230	15,569
MSCI, Inc., Class A(1)	554	18,692
Mueller Industries, Inc.	843	44,982
Murphy Oil Corp.	1,445	86,006
MWI Veterinary Supply, Inc.(1)	182	20,440
MYR Group, Inc.(1)	151	3,390
National Fuel Gas Co.	69	3,754
National Health Investors, Inc.	1,125	71,606
National Healthcare Corp.	397	19,108
National Oilwell Varco, Inc.	1,213	89,932
Nektar Therapeutics(1)	3,830	32,823
Neogen Corp.(1)	1,438	66,853
Neustar, Inc., Class A(1)	1,008	45,501
New Jersey Resources Corp.	845	35,515
New York Community Bancorp, Inc.	7,830	104,530
Newmont Mining Corp.	9,702	416,798
NextEra Energy, Inc.	2,168	156,204
NIC, Inc.	4,561	74,344
NIKE, Inc., Class B	1,300	70,265
Nordstrom, Inc.	704	38,882
Northeast Utilities	1,364	55,556
Northern Trust Corp.	2,242	115,396
NorthStar Realty Finance Corp.	9,360	73,008
Northwest Bancshares, Inc.	1,264	15,421
Northwest Natural Gas Co.	439	19,939
NorthWestern Corp.	3,393	125,507
NPS Pharmaceuticals, Inc.(1)	322	2,846
NVR, Inc.(1)	181	186,368
O’Reilly Automotive, Inc.(1)	1,077	99,784
Occidental Petroleum Corp.	1,056	93,213
OGE Energy Corp.	1,366	80,198
Omnicare, Inc.	523	20,371
Omnicell, Inc.(1)	750	11,850
Omnicom Group, Inc.	1,471	79,846
Oneok, Inc.	2,995	140,795
OpenTable, Inc.(1)	392	20,654
Oracle Corp.	5,099	181,065
OraSure Technologies, Inc.(1)	2,027	14,290
Oritani Financial Corp.	251	3,800
PacWest Bancorp	170	4,672
Pall Corp.	947	64,680
Panera Bread Co., Class A(1)	557	89,014
Papa John’s International, Inc.(1)	88	4,937
Parker Hannifin Corp.	637	59,222
PartnerRe, Ltd.	1,012	88,742
Paychex, Inc.	3,735	121,873
Penn National Gaming, Inc.(1)	436	21,216

Security	Shares	Value
PennyMac Mortgage Investment Trust	1,550	$41,230
People’s United Financial, Inc.	15,905	195,791
PepsiCo, Inc.	7,132	519,566
Perrigo Co.	595	59,803
Pfizer, Inc.	14,478	394,960
PG&E Corp.	1,670	71,209
Philip Morris International, Inc.	7,726	681,124
Phillips 66	1,807	109,450
Piedmont Natural Gas Co., Inc.	1,147	36,429
Pinnacle Financial Partners, Inc.(1)	706	15,158
Platinum Underwriters Holdings, Ltd.	1,923	93,708
PNC Financial Services Group, Inc.	1,865	115,257
PNM Resources, Inc.	251	5,361
Portland General Electric Co.	180	5,170
Power Integrations, Inc.	543	20,308
PPG Industries, Inc.	786	108,366
Praxair, Inc.	3,379	372,940
Prestige Brands Holdings, Inc.(1)	5,759	123,531
priceline.com, Inc.(1)	548	375,638
Pricesmart, Inc.	293	22,564
Procter & Gamble Co.	6,358	477,867
Provident Financial Services, Inc.	968	14,355
QUALCOMM, Inc.	2,132	140,776
Quanex Building Products Corp.	1,483	30,639
Quanta Services, Inc.(1)	1,816	52,610
Rackspace Hosting, Inc.(1)	363	27,352
Ralph Lauren Corp.	500	83,240
RBC Bearings, Inc.(1)	1,715	90,432
Red Robin Gourmet Burgers, Inc.(1)	583	21,554
Regal-Beloit Corp.	1,222	90,624
Regeneron Pharmaceuticals, Inc.(1)	232	40,354
RenaissanceRe Holdings, Ltd.	605	51,812
Republic Services, Inc.	4,420	140,954
Retail Opportunity Investments Corp.	2,403	31,359
Reynolds American, Inc.	5,944	261,417
RLI Corp.	877	60,522
Rockwell Automation, Inc.	283	25,241
Ross Stores, Inc.	632	37,730
Royal Gold, Inc.	1,114	83,182
RR Donnelley & Sons Co.	3,058	28,134
RTI International Metals, Inc.(1)	124	3,522
Ryman Hospitality Properties	645	25,781
S&T Bancorp, Inc.	987	18,200
Salesforce.com, Inc.(1)	521	89,680
SBA Communications Corp., Class A(1)	993	69,172
ScanSource, Inc.(1)	2,169	63,031
Schlumberger, Ltd.	3,647	284,648
Scholastic Corp.	469	13,911
Seattle Genetics, Inc.(1)	1,072	31,570
Selective Insurance Group, Inc.	3,029	62,125
SemGroup Corp., Class A(1)	520	22,443
Sempra Energy	2,702	202,785
Semtech Corp.(1)	1,185	35,740
Sequenom, Inc.(1)	4,068	16,882
Sherwin-Williams Co. (The)	1,898	307,742
Sigma-Aldrich Corp.	459	35,494
Signature Bank(1)	2,142	158,358

Security	Shares	Value
Silicon Laboratories, Inc.(1)	602	$26,271
South Jersey Industries, Inc.	2,512	136,351
Southern Co. (The)	7,349	325,046
Southwest Airlines Co.	14,855	166,525
Southwest Gas Corp.	640	28,506
Southwestern Energy Co.(1)	1,662	57,007
Spectra Energy Corp.	11,579	321,665
St. Jude Medical, Inc.	1,397	56,858
Standex International Corp.	316	17,901
Stanley Black & Decker, Inc.	1,456	111,864
Starbucks Corp.	4,435	248,892
Stericycle, Inc.(1)	1,795	169,358
Stryker Corp.	1,122	70,293
SVB Financial Group(1)	62	4,115
Sysco Corp.	3,381	107,414
Targa Resources Corp.	1,170	70,621
Target Corp.	2,875	173,679
Techne Corp.	1,218	87,306
Teekay Corp.	1,030	36,235
Telephone & Data Systems, Inc.	3,483	88,085
Teradata Corp.(1)	239	15,932
Tesoro Corp.	2,403	117,002
Tetra Tech, Inc.(1)	1,285	36,828
Texas Capital Bancshares, Inc.(1)	504	20,866
Texas Industries, Inc.(1)	575	32,683
Texas Instruments, Inc.	7,641	252,764
Texas Roadhouse, Inc.	1,171	20,598
TFS Financial Corp.(1)	2,168	22,179
Thomson Reuters Corp.	4,401	134,847
Time Warner, Inc.	4,463	225,471
TJX Companies, Inc. (The)	6,817	307,992
Toro Co. (The)	482	21,222
Towers Watson & Co., Class A	885	54,056
Tredegar Corp.	1,164	26,551
Trex Co., Inc.(1)	90	3,803
Trustco Bank Corp.	2,143	11,336
Trustmark Corp.	5,461	126,313
TW Telecom, Inc.(1)	2,447	67,611
Tyco International, Ltd.	2,444	73,882
Tyler Technologies, Inc.(1)	1,390	75,130
U.S. Bancorp	6,533	216,242
UGI Corp.	1,894	66,745
UIL Holdings Corp.	310	11,535
Ultra Petroleum Corp.(1)	985	17,947
Umpqua Holdings Corp.	2,564	32,409
Union Pacific Corp.	1,496	196,664
United Bankshares, Inc.	3,988	101,654
United Parcel Service, Inc., Class B	5,983	474,392
United Technologies Corp.	2,915	255,267
United Therapeutics Corp.(1)	358	19,293
UnitedHealth Group, Inc.	2,569	141,834
Universal Corp.	663	36,054
URS Corp.	1,580	65,538
Valero Energy Corp.	8,861	387,492
Valmont Industries, Inc.	389	56,685
Valspar Corp.	409	27,109
Vectren Corp.	104	3,282

Security		Shares	Value
VeriSign, Inc.(1)		2,079	$90,249
Verisk Analytics, Inc., Class A(1)		126	6,950
Verizon Communications, Inc.		15,115	659,165
Viacom, Inc., Class B		2,332	140,736
Visa, Inc., Class A		3,349	528,841
Vistaprint NV(1)		466	16,704
Vitamin Shoppe, Inc.(1)		274	16,736
Volterra Semiconductor Corp.(1)		459	7,546
W.W. Grainger, Inc.		978	213,028
Wal-Mart Stores, Inc.		9,838	688,168
Walgreen Co.		1,930	77,123
Walt Disney Co. (The)		1,306	70,367
Washington Federal, Inc.		2,109	37,097
Washington Post Co., Class B		309	119,175
Waste Connections, Inc.		3,629	130,717
Waste Management, Inc.		8,126	295,624
Watsco, Inc.		560	42,196
Webster Financial Corp.		146	3,249
Wells Fargo & Co.		3,534	123,089
Wendy’s Co. (The)		3,955	20,329
Westamerica Bancorporation		65	2,887
Western Alliance Bancorp(1)		1,256	15,449
Western Refining, Inc.		1,219	40,995
Western Union Co.		1,860	26,468
WGL Holdings, Inc.		936	39,246
White Mountains Insurance Group, Ltd.		31	17,070
Williams Cos., Inc.		1,447	50,717
Windstream Corp.		1,997	19,451
Wisconsin Energy Corp.		1,552	61,195
World Fuel Services Corp.		1,435	61,863
WPX Energy, Inc.(1)		758	11,393
Wright Medical Group, Inc.(1)		4,020	84,984
Xilinx, Inc.		3,164	115,454
Yahoo! Inc.(1)		3,584	70,354
Yum! Brands, Inc.		5,429	352,559
Zions Bancorporation		2,563	59,769

			$52,591,296

Total Common Stocks (identified cost $136,789,065)			$154,297,844

Equity-Linked Securities(5) — 1.3%

Security	Maturity Date	Shares	Value
India(6) — 1.3%
ABB Ltd.	11/2/16	1,900	$23,209
Adani Enterprises Ltd.	11/2/16	7,600	35,758
Adani Ports and Special Economic Zone	11/2/16	14,900	42,241
Adani Power Ltd.	11/2/16	11,200	12,824
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	28,909
Asian Paints Ltd.	8/17/16	800	67,772
Axis Bank Ltd.	10/8/14	2,600	73,658
Bajaj Auto Ltd.	7/29/16	700	26,705
Bank of Baroda	9/29/14	2,700	44,091
Bharat Forge Ltd.	11/2/16	4,200	18,165

Security	Maturity Date	Shares	Value
Bharat Heavy Electricals Ltd.	9/29/14	13,100	$56,199
Bharti Airtel Ltd.	9/29/14	26,800	171,252
Cairn India Ltd.	9/29/14	10,500	63,840
Cipla Ltd.	9/29/14	3,000	22,980
Coal India Ltd.	11/2/16	12,000	79,800
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	33,033
Divi’s Laboratories Ltd.	11/2/16	1,200	23,718
DLF Ltd.	11/2/16	8,400	43,890
Essar Oil Ltd.	11/2/16	28,700	46,494
Exide Industries Ltd.	11/2/16	8,400	19,404
Federal Bank Ltd.	7/29/16	5,000	47,575
GAIL India Ltd.	4/6/16	8,100	52,164
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	19,280
Glenmark Pharmaceuticals Ltd.	11/2/16	4,500	42,547
Grasim Industries Ltd.	9/29/14	300	16,971
Gujarat State Petronet Ltd.	11/2/16	16,300	22,250
Hero Motocorp Ltd.	10/8/14	1,300	44,577
Hindalco Industries Ltd.	6/30/16	19,100	41,829
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	29,688
Hindustan Unilever Ltd.	10/1/14	9,900	88,308
Hindustan Zinc Ltd.	10/13/14	11,300	27,346
IDBI Bank Ltd.	11/2/16	28,400	57,510
Idea Cellular Ltd.	11/2/16	24,600	52,398
IFCI Ltd.	10/13/14	94,100	62,576
Indiabulls Financial Services Ltd.	11/2/16	9,200	56,534
Indian Oil Corp., Ltd.	4/26/16	10,700	65,912
IndusInd Bank Ltd.	12/15/14	10,600	86,920
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	71,568
ITC Ltd.	9/29/14	21,300	123,327
Jaiprakash Associates Ltd.	10/13/14	17,200	28,122
Jindal Steel and Power Ltd. JSPL	9/29/14	6,800	53,788
Kotak Mahindra Bank Ltd.	10/13/14	4,600	58,903
Larsen & Toubro Ltd.	11/4/14	2,200	63,833
Lupin Ltd.	11/2/16	2,000	22,750
Mahindra & Mahindra Ltd.	10/15/14	3,700	61,956
Maruti Suzuki India Ltd.	9/29/14	800	23,812
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	31,120
Nestle India, Ltd.	9/8/15	400	35,780
NMDC Ltd.	11/2/16	14,500	42,123
NTPC Ltd.	4/26/16	28,500	84,217
Oil and Natural Gas Corp., Ltd.	4/26/16	17,700	113,191
Oil India Ltd.	11/2/16	5,450	55,372
Power Finance Co.	7/27/15	16,100	63,917
Power Grid Corp. of India Ltd.	11/16/15	17,900	37,053
Ranbaxy Laboratories Ltd.	11/2/16	2,000	16,850
Reliance Communications Ltd.	4/26/16	10,200	15,861
Reliance Infrastructure Ltd.	4/26/16	3,900	37,830
Reliance Power Ltd.	11/2/16	9,700	16,830
Shriram Transport Finance Co.	9/24/14	4,800	71,352
Siemens Ltd.	11/2/16	3,200	39,536
Sun Pharmaceutical Industries Ltd.	4/26/16	4,300	58,114
Tata Chemicals Ltd.	6/30/16	5,500	37,043
Tata Consultancy Services Ltd.	10/13/14	7,000	177,065
Tata Power Co., Ltd.	4/26/16	12,900	24,510
Tata Steel Ltd.	10/13/14	5,500	41,910
Torrent Power Ltd.	11/2/16	800	2,532

Security	Maturity Date	Shares	Value
Union Bank of India Ltd.	7/29/16	6,800	$32,640
United Breweries Ltd.	11/2/16	2,200	30,250
Wipro Ltd.	10/13/14	8,200	63,509
Yes Bank Ltd.	11/2/16	5,900	57,997

			$3,442,988

Kuwait(7) — 0.0%(8)
Al Safwa Group Holding Co. KSC(1)(2)	11/15/13	160,000	$3,680
Kuwait Finance House KSC	1/14/14	5,000	14,835
Kuwait Foods Co. (Americana)	11/15/13	2,500	21,233
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	8,170
National Mobile Telecommunications Co. KSC	1/7/14	2,500	16,259

			$64,177

Total Equity-Linked Securities (identified cost $3,194,640)			$3,507,165

Rights(1) — 0.0%(8)

Security		Shares	Value
Corpbanca SA, Exp. 2/14/13		521,592	$587

Total Rights (identified cost $0)			$587

Short-Term Investments — 39.3%

U.S. Treasury Obligations — 20.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/7/13(9)		$20,000	$19,999,900
U.S. Treasury Bill, 0.00%, 5/2/13		12,500	12,497,975
U.S. Treasury Bill, 0.00%, 10/17/13(9)		20,000	19,985,320

Total U.S. Treasury Obligations (identified cost $52,470,055)			$52,483,195

Other — 19.2%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(10)		$50,118	$50,117,609

Total Other (identified cost $50,117,609)			$50,117,609

Total Short-Term Investments (identified cost $102,587,664)			$102,600,804

Total Investments — 99.7% (identified cost $242,571,369)			$260,406,400

Value

Other Assets, Less Liabilities — 0.3%	$687,742

Net Assets — 100.0%	$261,094,142

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2013, the aggregate value of these securities is $701,729 or 0.3% of the Portfolio’s net assets.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $3,507,165 or 1.4% of the Portfolio’s net assets.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(8)	Amount is less than 0.05%.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $10,677.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	64.6%	$168,790,722
Euro	7.7	20,154,005
Hong Kong Dollar	2.7	7,092,364
British Pound Sterling	2.7	6,918,295
Japanese Yen	2.2	5,810,395
New Taiwan Dollar	1.4	3,702,963
South African Rand	1.4	3,673,044
Swiss Franc	1.4	3,619,889

Currency	Percentage of Net Assets	Value
Australian Dollar	1.4%	$3,618,664
South Korean Won	1.4	3,531,335
Other currency, less than 1% each	12.8	33,494,724

Total Investments	99.7%	$260,406,400

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.9%	$30,979,720
Industrials	6.9	17,917,390
Consumer Staples	6.5	17,047,586
Consumer Discretionary	6.0	15,769,980
Information Technology	6.0	15,547,199
Energy	5.4	14,149,829
Materials	5.2	13,704,563
Health Care	4.7	12,339,877
Telecommunication Services	4.2	10,877,055
Utilities	3.6	9,472,397
Short-Term Investments	39.3	102,600,804

Total Investments	99.7%	$260,406,400

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2013 were $12,993,809 or 5.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/20/13	Australian Dollar 4,559,157	United States Dollar 4,794,957	State Street Bank and Trust Co.	$(46,458)
2/20/13	British Pound Sterling 2,982,206	United States Dollar 4,802,187	State Street Bank and Trust Co.	(72,834)
2/20/13	Canadian Dollar 4,744,366	United States Dollar 4,825,188	State Street Bank and Trust Co.	(70,428)
2/20/13	Euro 3,632,439	United States Dollar 4,846,691	State Street Bank and Trust Co.	85,895
2/20/13	Israeli Shekel 18,087,194	United States Dollar 4,832,479	State Street Bank and Trust Co.	40,674
2/20/13	Japanese Yen 426,554,971	United States Dollar 4,776,972	State Street Bank and Trust Co.	(111,883)
2/20/13	New Zealand Dollar 5,718,106	United States Dollar 4,781,709	State Street Bank and Trust Co.	11,825

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
2/20/13	Norwegian Krone 26,662,569	United States Dollar 4,814,824	State Street Bank and Trust Co.	$62,700
2/20/13	Singapore Dollar 5,889,315	United States Dollar 4,805,564	State Street Bank and Trust Co.	(47,208)
2/20/13	Swedish Krona 31,311,394	United States Dollar 4,826,546	State Street Bank and Trust Co.	96,591
2/20/13	Swiss Franc 4,404,803	United States Dollar 4,825,066	State Street Bank and Trust Co.	15,901

				$(35,225)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/13	247 E-mini MSCI EAFE Index	Short	$(19,655,176)	$(20,765,290)	$(1,110,114)
3/13	379 E-mini MSCI Emerging Markets Index	Short	(19,835,150)	(20,310,610)	(475,460)
3/13	646 E-mini S&P 500 Index	Short	(46,171,275)	(48,233,590)	(2,062,315)
3/13	664 United States Dollar Index	Long	53,176,894	52,606,064	(570,830)

					$(4,218,719)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Bank of America	$27,538	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR- BBA-0.32%	10/31/13	$(19)
Bank of America	24,234	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR- BBA+0.07	10/31/13	256
Merrill Lynch International	49,744	Pays	Excess Return on Dow Jones- UBS Commodity Index	Pays	0.15%	2/6/13	(538,311)
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	2/6/13	(128,173)
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	2/6/13	75,070
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	2/6/13	9,111
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	2/6/13	112,520
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	2/6/13	256,146
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	2/6/13	(139,790)
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	2/6/13	92,409

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23%	2/6/13	$68,291
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	2/6/13	(148,296)
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	2/6/13	523,580
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	2/6/13	38,410
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	2/6/13	15,396
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	2/6/13	(102,110)
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	2/6/13	4,919
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	2/6/13	48,590
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	2/6/13	96,805
Merrill Lynch International	1,027	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	2/6/13	(12,970)
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	2/6/13	(45,289)
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	2/6/13	(732)
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	2/6/13	5,992
Merrill Lynch International	2,053	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	2/6/13	(83,269)

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/ Receives Return on Reference Index	Reference Index	Portfolio Pays/ Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Merrill Lynch International	$2,053	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33%	2/6/13	$108,819
Merrill Lynch International	4,107	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	2/6/13	36,624

							$293,979

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$1,492,682	$(1,198,940)

		$1,492,682	$(1,198,940)

Equity Price	Futures Contracts*	$—	$(3,647,889)
	Total Return Swaps	256	(19)

		$256	$(3,647,908)

Foreign Exchange	Forward Foreign Currency
	Exchange Contracts	$313,586	$(348,811)
	Futures Contracts*	—	(570,830)

		$313,586	$(919,641)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$242,925,617

Gross unrealized appreciation	$20,765,165
Gross unrealized depreciation	(3,284,382)

Net unrealized appreciation	$17,480,783

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$1,215,907	$33,448,539	$161	$34,664,607
Developed Europe	84,628	37,051,547	—	37,136,175
Developed Middle East	348,900	858,988	—	1,207,888
Emerging Europe	696,065	8,532,806	—	9,228,871
Latin America	7,544,150	3,695,880	—	11,240,030
Middle East/Africa	—	8,228,977	—	8,228,977
North America	52,591,296	—	0	52,591,296
Total Common Stocks	$62,480,946	$91,816,737 **	$161	$154,297,844
Equity-Linked Securities	$—	$3,503,485	$3,680	$3,507,165
Rights	587	—	—	587
Short-Term Investments -
U.S. Treasury Obligations	—	52,483,195	—	52,483,195
Other	—	50,117,609	—	50,117,609
Total Investments	$62,481,533	$197,921,026	$3,841	$260,406,400
Forward Foreign Currency Exchange Contracts	$—	$313,586	$—	$313,586
Swap Contracts	—	1,492,938	—	1,492,938
Total	$62,481,533	$199,727,550	$3,841	$262,212,924

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(348,811)	$—	$(348,811)
Futures Contracts	(4,218,719)	—	—	(4,218,719)
Swap Contracts	—	(1,198,959)	—	(1,198,959)
Total	$(4,218,719)	$(1,547,770)	$—	$(5,766,489)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented.

At January 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

The name of the Portfolio was changed to Parametric Market Neutral Portfolio effective March 1, 2013.

Eaton Vance

Strategic Income Fund

January 31, 2013 (Unaudited)

Eaton Vance Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2013, the Fund owned 99.9% of Bond Portfolio’s outstanding interests, 9.2% of Boston Income Portfolio’s outstanding interests, 16.0% of Emerging Markets Local Income Portfolio’s outstanding interests, 3.7% of Floating Rate Portfolio’s outstanding interests, 21.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 6.6% of Global Macro Portfolio’s outstanding interests, 84.2% of Global Opportunities Portfolio’s outstanding interests, 20.4% of High Income Opportunities Portfolio’s outstanding interests, 36.9% of International Income Portfolio’s outstanding interests, 2.8% of Senior Debt Portfolio’s outstanding interests, 84.4% of Short Duration High Income Portfolio’s outstanding interests and 0.03% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2013 is set forth below.

1

Eaton Vance

Strategic Income Fund

January 31, 2013 (Unaudited)

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets
Bond Portfolio (identified cost, $100,063,104)	$99,812,972	3.5%

Boston Income Portfolio (identified cost, $441,919,065)	478,873,303	16.6

Emerging Markets Local Income Portfolio (identified cost, $118,043,958)	129,180,585	4.5

Floating Rate Portfolio (identified cost, $370,918,018)	394,445,839	13.7

Global Macro Absolute Return Advantage Portfolio (identified cost, $284,556,086)	286,849,926	10.0

Global Macro Portfolio (identified cost, $441,637,561)	479,660,283	16.7

Global Opportunities Portfolio (identified cost, $457,030,333)	486,163,774	16.9

High Income Opportunities Portfolio (identified cost, $173,328,073)	190,699,594	6.6

International Income Portfolio (identified cost, $176,136,936)	180,868,157	6.3

Senior Debt Portfolio (identified cost, $105,590,198)	106,507,935	3.7

Short Duration High Income Portfolio (identified cost, $44,499,405)	45,113,172	1.6

Short-Term U.S. Government Portfolio (identified cost, $461)	104,691	0.0 (1)

Total Investments in Affiliated Portfolios (identified cost $2,713,723,198)	$2,878,280,231	100.1%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/13	$1,729,056	$1,729,056	0.1%

Total Short-Term Investments (identified cost $1,729,056)(2)		$1,729,056	0.1%

Total Investments (identified cost $2,715,452,254)		$2,880,009,287	100.2%

Other Assets, Less Liabilities		$(6,508,762)	(0.2)%

Net Assets		$2,873,500,525	100.0%

(1)	Amount is less than 0.05%.

(2)	Cost for federal income taxes is the same.

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,878,280,231	$—	$—	$2,878,280,231
Short-Term Investments	—	1,729,056	—	1,729,056
Total Investments	$2,878,280,231	$1,729,056	$—	$2,880,009,287

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC
(call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2013, the Fund owned 1.4% of Tax-Managed Growth Portfolio’s outstanding interests, 12.3% of Tax-Managed Value Portfolio’s outstanding interests, 58.8% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.4% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 27.4% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 47.1% of Tax-Managed Small-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2013 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Tax-Managed Growth Portfolio (identified cost, $87,997,067)	$111,197,688	28.6%

Tax-Managed Value Portfolio (identified cost, $74,540,956)	103,175,950	26.5

Tax-Managed International Equity Portfolio (identified cost, $56,423,449)	64,402,840	16.6

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $33,448,698)	40,755,688	10.5

Tax-Managed Small-Cap Portfolio (identified cost, $31,189,327)	37,104,719	9.5

Tax-Managed Small-Cap Value Portfolio (identified cost, $22,404,881)	33,238,992	8.5

Total Investments in Affiliated Portfolios (identified cost, $306,004,378)	$389,875,877	100.2%

Other Assets, Less Liabilities	$(723,491)	(0.2)%

Net Assets	$389,152,386	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2013 and October 31, 2012, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 75.4%

Security	Shares	Value
Aerospace & Defense — 1.6%
United Technologies Corp.	175,000	$15,324,750

		$15,324,750

Automobiles — 0.4%
Honda Motor Co., Ltd.	98,600	$3,727,000

		$3,727,000

Beverages — 1.1%
Anheuser-Busch InBev NV	120,000	$10,558,629

		$10,558,629

Capital Markets — 1.1%
Credit Suisse Group AG(1)	360,000	$10,631,809

		$10,631,809

Chemicals — 2.9%
E.I. du Pont de Nemours & Co.	100,000	$4,745,000
LyondellBasell Industries NV, Class A	155,000	9,830,100
PPG Industries, Inc.	99,000	13,649,130

		$28,224,230

Commercial Banks — 6.8%
Barclays PLC	2,350,000	$11,282,491
BNP Paribas	155,000	9,725,375
PNC Financial Services Group, Inc.	265,000	16,377,000
Swedbank AB, Class A	265,000	6,257,353
U.S. Bancorp	227,421	7,527,635
Wells Fargo & Co.	420,000	14,628,600

		$65,798,454

Commercial Services & Supplies — 0.5%
Brambles, Ltd.	550,000	$4,645,580

		$4,645,580

Communications Equipment — 1.0%
QUALCOMM, Inc.	145,000	$9,574,350

		$9,574,350

Computers & Peripherals — 1.3%
Apple, Inc.	28,000	$12,748,680

		$12,748,680

Consumer Finance — 0.8%
Discover Financial Services	200,000	$7,678,000

		$7,678,000

Diversified Financial Services — 1.9%
Citigroup, Inc.	200,000	$8,432,000
JPMorgan Chase & Co.	205,000	9,645,250

		$18,077,250

1

Security	Shares	Value
Diversified Telecommunication Services — 2.8%
TeliaSonera AB	1,000,000	$7,213,106
Telstra Corp., Ltd.	4,225,000	20,280,002

		$27,493,108

Electric Utilities — 1.4%
Edison International	140,000	$6,746,600
SSE PLC	300,000	6,752,406

		$13,499,006

Electrical Equipment — 0.7%
Emerson Electric Co.	125,000	$7,156,250

		$7,156,250

Energy Equipment & Services — 1.9%
Schlumberger, Ltd.	125,000	$9,756,250
Seadrill, Ltd.	225,000	8,894,618

		$18,650,868

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	75,000	$7,675,500

		$7,675,500

Food Products — 3.1%
Kraft Foods Group, Inc.	63,333	$2,927,252
Mondelez International, Inc., Class A	390,000	10,838,100
Nestle SA	230,000	16,150,017

		$29,915,369

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	147,000	$4,980,360
Covidien PLC	213,000	13,278,420

		$18,258,780

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	140,000	$13,340,600

		$13,340,600

Household Products — 0.9%
Svenska Cellulosa AB, Class B	358,571	$8,693,247

		$8,693,247

Industrial Conglomerates — 3.5%
General Electric Co.	335,000	$7,463,800
Orkla ASA	1,000,000	8,820,532
Siemens AG	160,000	17,530,166

		$33,814,498

Insurance — 3.1%
Aflac, Inc.	100,000	$5,306,000
AXA SA	450,000	8,331,731
Old Mutual PLC	3,675,000	10,910,032
Zurich Insurance Group AG	20,000	5,751,332

		$30,299,095

IT Services — 4.2%
Accenture PLC, Class A	300,000	$21,567,000
International Business Machines Corp.	92,000	18,682,440

		$40,249,440

2

Security	Shares	Value
Machinery — 1.1%
Deere & Co.	115,000	$10,816,900

		$10,816,900

Media — 0.8%
Comcast Corp., Class A	190,000	$7,235,200

		$7,235,200

Metals & Mining — 2.0%
Freeport-McMoRan Copper & Gold, Inc.	345,000	$12,161,250
Rio Tinto PLC	130,000	7,344,251

		$19,505,501

Multi-Utilities — 1.2%
National Grid PLC	650,000	$7,117,268
Sempra Energy	65,000	4,878,250

		$11,995,518

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	32,000	$3,684,800
ENI SpA	570,000	14,237,203
Exxon Mobil Corp.	137,000	12,325,890
Phillips 66	180,000	10,902,600
Total SA	138,000	7,478,540

		$48,629,033

Pharmaceuticals — 8.0%
AstraZeneca PLC	465,000	$22,468,671
Novartis AG	170,000	11,555,989
Pfizer, Inc.	275,000	7,502,000
Roche Holding AG PC	63,000	13,925,454
Sanofi	182,000	17,742,488
Takeda Pharmaceutical Co., Ltd.	75,000	3,854,001

		$77,048,603

Real Estate Investment Trusts (REITs) — 0.4%
AvalonBay Communities, Inc.	29,000	$3,763,910

		$3,763,910

Road & Rail — 1.3%
Canadian National Railway Co.	69,000	$6,600,540
Union Pacific Corp.	42,000	5,521,320

		$12,121,860

Software — 3.2%
Microsoft Corp.	378,000	$10,383,660
Oracle Corp.	575,000	20,418,250

		$30,801,910

Specialty Retail — 3.2%
Home Depot, Inc. (The)	149,000	$9,971,080
Industria de Diseno Textil SA	39,000	5,450,942
Kingfisher PLC	1,000,000	4,273,364
Lowe’s Companies, Inc.	105,000	4,009,950
TJX Companies, Inc. (The)	160,000	7,228,800

		$30,934,136

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG	55,000	$5,107,722

		$5,107,722

3

Security	Shares	Value
Tobacco — 3.1%
British American Tobacco PLC	324,000	$16,838,794
Imperial Tobacco Group PLC	230,000	8,552,363
Japan Tobacco, Inc.	150,000	4,680,159

		$30,071,316

Trading Companies & Distributors — 0.5%
Mitsui & Co., Ltd.	330,000	$4,987,529

		$4,987,529

Total Common Stocks (identified cost $596,094,269)		$729,053,631

Preferred Stocks — 18.7%

Security	Shares	Value
Capital Markets — 0.9%
Affiliated Managers Group, Inc., 6.375%	35,210	$915,196
Bank of New York Mellon Corp. (The), 5.20%	138,300	3,464,415
State Street Corp., Series C, 5.25%	193,130	4,845,632

		$9,225,243

Commercial Banks — 6.9%
Barclays Bank PLC, 7.625%	1,690	$1,696,044
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	34,500	3,689,344
Countrywide Capital V, 7.00%	58,000	1,454,640
Farm Credit Bank of Texas, Series 1, 10.00%	5,123	6,182,821
First Republic Bank, Series B, 6.20%	47,000	1,238,990
HSBC Capital Funding LP, 10.176% to 6/30/30(2)(3)	3,250	4,650,685
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(3)	6,177	7,255,229
KeyCorp, Series A, 7.75%	46,488	6,043,440
Landsbanki Islands HF, 7.431%(1)(2)(4)(5)(6)	14,750	0
Lloyds Banking Group PLC, 6.657% to 5/21/37(2)(3)	6,276	5,886,537
Regions Financial Corp., Series A, 6.375%	204,500	5,087,960
Royal Bank of Scotland Group PLC, Series T, 7.25%	50,150	1,230,179
Standard Chartered PLC, 7.041% to 7/30/37(2)(3)	49.79	5,359,410
SunTrust Banks, Inc., Series E, 5.875%(1)	135,600	3,373,050
Texas Capital Bancshares, Inc., 6.50%	99,990	2,510,899
Webster Financial Corp., Series E, 6.40%(1)	67,815	1,706,395
Wells Fargo & Co., Series L, 7.50%	4,500	5,809,050
Zions Bancorporation, Series G, 6.30% to 3/15/23(1)(3)	131,810	3,295,250

		$66,469,923

Consumer Finance — 0.9%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	58,594	$1,542,926
Capital One Financial Corp., Series B, 6.00%	125,000	3,138,750
Discover Financial Services, Series B, 6.50%	158,400	4,054,058

		$8,735,734

Diversified Financial Services — 3.4%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	24.29	$2,818,746
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	25.65	2,832,527
KKR Financial Holdings, LLC, Series A, 7.375%(1)	132,200	3,346,312
PPTT, 2006-A GS, Class A, 5.925%(2)(4)	70	14,174,397
RBS Capital Funding Trust VII, Series G, 6.08%(1)	263,000	5,649,240
UBS AG, 7.625%	3,515	3,991,339

		$32,812,561

4

Security	Shares	Value
Electric Utilities — 2.2%
Duke Energy Corp., 5.125%(1)	41,320	$1,036,876
Entergy Arkansas, Inc., 4.90%(1)	34,570	868,571
Entergy Louisiana, LLC, 6.95%	53,425	5,415,959
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	67,600	1,699,566
Southern California Edison Co., Series D, 6.50%	52,870	5,642,223
Southern California Edison Co., Series E, 6.25% to 2/1/22(3)	1,016	1,159,210
Virginia Electric and Power Co., 6.12%	48	5,030,594

		$20,852,999

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(2)	13,250	$1,225,212

		$1,225,212

Insurance — 1.3%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(1)(3)	5,000	$2,000,312
Aspen Insurance Holdings, Ltd., 7.25%	72,965	1,959,840
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	48,300	1,303,134
Montpelier Re Holdings, Ltd., 8.875%	217,184	5,937,811
Prudential PLC, 6.50%	1,830	1,842,556

		$13,043,653

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	191,264	$4,998,015

		$4,998,015

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	103,300	$2,644,480

		$2,644,480

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(1)(3)	132,205	$3,425,762

		$3,425,762

Real Estate Investment Trusts (REITs) — 1.2%
CapLease, Inc., Series A, 8.125%	172,772	$4,379,770
Cedar Shopping Centers, Inc., Series A, 8.875%	27,972	719,720
Chesapeake Lodging Trust, Series A, 7.75%	18,179	495,196
DDR Corp., Series H, 7.375%	135,400	3,420,204
Sunstone Hotel Investors, Inc., Series D, 8.00%	92,700	2,447,864

		$11,462,754

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(2)	1,632	$2,050,200

		$2,050,200

Thrifts & Mortgage Finance — 0.4%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	1,880	$1,682,600
EverBank Financial Corp., Series A, 6.75%	101,700	2,517,583

		$4,200,183

Total Preferred Stocks (identified cost $187,065,445)		$181,146,719

5

Corporate Bonds & Notes — 4.6%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 0.6%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(2)(3)	$800	$796,000
Citigroup Capital III, 7.625%, 12/1/36	1,935	2,186,550
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(2)(3)	2,160	2,648,659
Regions Bank, 6.45%, 6/26/37	200	214,750

		$5,845,959

Diversified Financial Services — 0.3%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(2)(3)	$3,000	$2,730,000

		$2,730,000

Electric Utilities — 1.0%
Electricite de France SA, 5.25% to 1/29/23, 1/29/49(2)(3)	$4,100	$4,022,686
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	5,000	5,329,825

		$9,352,511

Food Products — 0.1%
Land O’Lakes, Inc., 6.00%, 11/15/22(2)	$753	$807,593

		$807,593

Insurance — 2.1%
American International Group, Inc., Series A, 8.175% to 5/15/38, 5/15/58, 5/15/68(3)(7)	$2,550	$3,327,750
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(3)(7)	3,865	5,961,762
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(2)(3)	2,290	2,292,867
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(2)(3)	1,347	1,396,312
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(2)(3)	2,014	2,149,945
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(3)	5,602	5,412,933

		$20,541,569

Pipelines — 0.5%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(3)	$2,975	$3,215,663
Southern Union Co., 3.33%, 11/1/66(4)	2,219	1,924,982

		$5,140,645

Total Corporate Bonds & Notes (identified cost $39,053,608)		$44,418,277

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(8)	$15,985	$15,984,827

Total Short-Term Investments (identified cost $15,984,827)		$15,984,827

Total Investments — 100.4% (identified cost $838,198,149)		$970,603,454

Other Assets, Less Liabilities — (0.4)%		$(3,477,285)

Net Assets — 100.0%		$967,126,169

6

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2013, the aggregate value of these securities is $53,879,847 or 5.6% of the Fund’s net assets.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.

(5)	Defaulted security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $2,230.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	59.8%	$580,216,531
United Kingdom	10.0	96,769,819
Switzerland	6.2	60,164,546
France	5.1	49,949,479
Australia	2.7	26,321,894
Germany	2.3	22,637,888
Sweden	2.3	22,163,706
Norway	1.8	17,715,150
Japan	1.8	17,248,689
Italy	1.5	14,237,203
Ireland	1.4	13,278,420
Belgium	1.1	10,558,629
Netherlands	1.0	9,830,100
Bermuda	0.9	9,200,785
Cayman Islands	0.8	7,463,133
Canada	0.7	6,600,540
Spain	0.5	5,450,942
Brazil	0.1	796,000
Iceland	0.0	0

Total Investments	100.0%	$970,603,454

A summary of open financial instruments at January 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
2/28/13	Euro 9,486,600	United States Dollar 12,797,755	Citibank NA	$(84,947)
2/28/13	Euro 9,486,600	United States Dollar 12,795,004	Standard Chartered Bank	(87,699)
2/28/13	Euro 9,486,600	United States Dollar 12,797,803	State Street Bank and Trust Co.	(84,900)

				$(257,546)

7

At January 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $257,546.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$846,832,125

Gross unrealized appreciation	$149,059,029
Gross unrealized depreciation	(25,287,700)

Net unrealized appreciation	$123,771,329

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$41,785,630	$18,559,028	$—	$60,344,658
Consumer Staples	21,440,852	65,473,209	—	86,914,061
Energy	36,669,540	30,610,361	—	67,279,901
Financials	73,358,395	62,890,123	—	136,248,518
Health Care	25,760,780	69,546,603	—	95,307,383
Industrials	52,883,560	35,983,807	—	88,867,367
Information Technology	93,374,380	—	—	93,374,380
Materials	40,385,480	7,344,251	—	47,729,731
Telecommunication Services	—	27,493,108	—	27,493,108
Utilities	11,624,850	13,869,674	—	25,494,524
Total Common Stocks	$397,283,467	$331,770,164 **	$—	$729,053,631
Preferred Stocks
Consumer Staples	$—	$1,225,212	$—	$1,225,212
Energy	—	3,425,762	—	3,425,762
Financials	54,938,981	91,011,070	0	145,950,051
Industrials	—	4,998,015	—	4,998,015
Telecommunication Services	—	2,050,200	—	2,050,200
Utilities	2,644,480	20,852,999	—	23,497,479
Total Preferred Stocks	$57,583,461	$123,563,258	$0	$181,146,719
Corporate Bonds & Notes	$—	$44,418,277	$—	$44,418,277
Short-Term Investments	—	15,984,827	—	15,984,827
Total Investments	$454,866,928	$515,736,526	$0	$970,603,454

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(257,546)	$—	$(257,546)
Total	$—	$(257,546)	$—	$(257,546)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Managed International Equity Fund

January 31, 2013 (Unaudited)

Eaton Vance Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $45,088,967 and the Fund owned 41.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Subsequent Event

The name of the Fund was changed to Parametric Tax-Managed International Equity Fund effective March 1, 2013.

Tax-Managed International Equity Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.4%
BAE Systems PLC	119,985	$645,762
Elbit Systems, Ltd.	4,016	154,395
European Aeronautic Defence and Space Co. NV	12,580	589,766
Rolls-Royce Holdings PLC	59,307	890,372
Safran SA	4,673	214,620
Singapore Technologies Engineering, Ltd.	52,000	164,702

		$2,659,617

Air Freight & Logistics — 0.3%
Deutsche Post AG	13,649	$320,504
Yamato Holdings Co., Ltd.	3,200	53,783

		$374,287

Airlines — 0.8%
All Nippon Airways Co., Ltd.	39,000	$76,364
Cathay Pacific Airways, Ltd.	89,000	172,065
Deutsche Lufthansa AG	6,591	130,921
International Consolidated Airlines Group SA(1)	17,117	57,922
Singapore Airlines, Ltd.	47,000	417,384

		$854,656

Auto Components — 1.3%
Bridgestone Corp.	2,300	$60,322
Compagnie Generale des Etablissements Michelin, Class B	3,717	345,694
Continental AG	1,095	128,510
NGK Spark Plug Co., Ltd.	9,000	114,481
Nokian Renkaat Oyj	7,801	335,434
Pirelli & C. SpA	25,829	316,805
Sumitomo Rubber Industries, Ltd.	7,200	96,083

		$1,397,329

Automobiles — 2.1%
Bayerische Motoren Werke AG	7,772	$782,784
Daihatsu Motor Co., Ltd.	20,000	416,052
Daimler AG	6,322	367,954
Honda Motor Co., Ltd.	7,000	264,594
Porsche Automobil Holding SE, PFC Shares	819	71,309
Volkswagen AG, PFC Shares	1,508	373,344

		$2,276,037

Beverages — 2.6%
Anheuser-Busch InBev NV	16,899	$1,486,919
Carlsberg A/S, Class B	712	76,162
Coca-Cola Amatil, Ltd.	14,713	212,344
Coca-Cola Hellenic Bottling Co. SA	8,092	210,208
Diageo PLC	4,632	137,886
Heineken Holding NV	3,202	189,190
Heineken NV	7,054	496,046

		$2,808,755

1

Security	Shares	Value
Biotechnology — 0.9%
Actelion, Ltd.	5,582	$276,509
CSL, Ltd.	5,507	315,238
Elan Corp. PLC(1)	9,603	101,323
Grifols SA(1)	7,856	267,404
Prothena Corp. PLC(1)	383	2,302

		$962,776

Building Products — 0.1%
Geberit AG	236	$55,207

		$55,207

Chemicals — 4.7%
Air Liquide SA	7,646	$976,183
Air Water, Inc.	4,000	51,091
Akzo Nobel NV	10,515	719,676
Croda International PLC	1,406	54,030
Givaudan SA(1)	157	174,337
Israel Chemicals, Ltd.	10,350	137,465
Israel Corp., Ltd.	213	145,764
Kansai Paint Co., Ltd.	18,000	200,451
Koninklijke DSM NV	6,935	424,803
Linde AG	3,838	699,564
Novozymes A/S, Class B	20,149	660,313
Orica, Ltd.	15,853	423,921
Solvay SA	2,611	410,225
Yara International ASA	1,858	99,084

		$5,176,907

Commercial Banks — 10.6%
Aozora Bank, Ltd.	34,000	$95,588
Australia and New Zealand Banking Group, Ltd.	10,697	297,096
Bank Hapoalim B.M.(1)	62,876	265,082
Bank Leumi Le-Israel B.M.(1)	89,574	299,301
Bank of East Asia, Ltd.	62,800	256,901
Bank of Kyoto, Ltd. (The)	17,000	140,665
Bank of Yokohama, Ltd. (The)	63,000	300,911
BOC Hong Kong (Holdings), Ltd.	116,500	399,752
CaixaBank SA	50,803	201,107
Chiba Bank, Ltd. (The)	34,000	211,863
Chugoku Bank, Ltd. (The)	19,000	261,699
Commonwealth Bank of Australia	13,297	894,548
Danske Bank A/S(1)	3,080	59,020
DBS Group Holdings, Ltd.	90,300	1,091,383
Gunma Bank, Ltd. (The)	39,000	188,244
Hachijuni Bank, Ltd. (The)	30,000	150,197
Hang Seng Bank, Ltd.	54,700	895,727
Hiroshima Bank, Ltd. (The)	36,000	153,049
Israel Discount Bank, Ltd., Series A(1)	36,415	60,977
Iyo Bank, Ltd. (The)	18,000	147,199
Joyo Bank, Ltd. (The)	12,000	56,260
Mizrahi Tefahot Bank, Ltd.(1)	15,499	164,114
Mizuho Financial Group, Inc.	92,200	184,029
National Australia Bank, Ltd.	10,650	304,321
Nishi-Nippon City Bank, Ltd. (The)	47,000	121,813
Nordea Bank AB	68,825	759,093

2

Security	Shares	Value
Oversea-Chinese Banking Corp., Ltd.	108,000	$853,200
Raiffeisen Bank International AG	10,337	464,251
Seven Bank, Ltd.	23,200	56,128
Shizuoka Bank, Ltd. (The)	42,000	396,010
Skandinaviska Enskilda Banken AB, Class A	37,554	376,179
Suruga Bank, Ltd.	14,000	182,518
Swedbank AB, Class A	11,599	273,883
United Overseas Bank, Ltd.	33,000	502,576
Westpac Banking Corp.	15,292	447,364
Wing Hang Bank, Ltd.	15,000	156,499

		$11,668,547

Commercial Services & Supplies — 0.4%
Serco Group PLC	28,822	$253,405
Societe BIC SA	1,535	206,544

		$459,949

Communications Equipment — 0.6%
Alcatel-Lucent(1)	265,623	$443,870
Nokia Oyj	26,551	104,213
Telefonaktiebolaget LM Ericsson, Class B	11,670	135,737

		$683,820

Computers & Peripherals — 0.0%(2)
Gemalto NV	562	$50,025

		$50,025

Construction & Engineering — 0.8%
ACS Actividades de Construccion y Servicios SA	5,068	$121,649
Ferrovial SA	28,385	455,814
Skanska AB, Class B	17,255	293,460

		$870,923

Construction Materials — 0.7%
CRH PLC	17,461	$376,676
Fletcher Building, Ltd.	30,881	246,704
Imerys SA	879	58,127
James Hardie Industries SE CDI	5,348	56,822

		$738,329

Containers & Packaging — 0.9%
Amcor, Ltd.	86,114	$754,361
Rexam PLC, Class B	34,853	259,088
Rexam PLC, PFC Shares(1)	38,726	27,639

		$1,041,088

Diversified Consumer Services — 0.0%(2)
Benesse Holdings, Inc.	1,100	$47,954

		$47,954

Diversified Financial Services — 1.0%
Groupe Bruxelles Lambert SA	7,642	$637,810
Investor AB, Class B	10,797	306,678
Pohjola Bank PLC, Class A	8,056	137,811

		$1,082,299

3

Security	Shares	Value
Diversified Telecommunication Services — 5.1%
Belgacom SA	11,898	$362,977
Bezeq Israeli Telecommunication Corp., Ltd.	35,369	41,449
Deutsche Telekom AG	13,301	163,405
Elisa Oyj	13,791	327,935
France Telecom SA	3,863	43,871
Iliad SA	316	58,543
Koninklijke KPN NV	59,060	332,020
Portugal Telecom SGPS SA	20,164	117,716
Singapore Telecommunications, Ltd.	244,000	689,605
Swisscom AG	1,156	512,739
TDC A/S	14,081	107,920
Telecom Corporation of New Zealand, Ltd.	52,744	107,409
Telecom Italia SpA	46,235	45,879
Telecom Italia SpA, PFC Shares	124,288	106,182
Telefonica SA	43,216	625,465
Telekom Austria AG	9,490	70,353
Telenor ASA	42,114	927,793
TeliaSonera AB	89,068	642,457
Telstra Corp., Ltd.	56,147	269,506

		$5,553,224

Electric Utilities — 2.9%
Cheung Kong Infrastructure Holdings, Ltd.	50,000	$315,589
CLP Holdings, Ltd.	47,000	398,468
Contact Energy, Ltd.(1)	23,324	102,185
EDF SA	2,363	45,364
EDP-Energias de Portugal SA	87,007	280,163
Enel SpA	33,088	144,270
Fortum Oyj	8,270	154,745
Iberdrola SA	26,296	141,496
Power Assets Holdings, Ltd.	69,000	596,530
Red Electrica Corp. SA	5,529	307,683
SSE PLC	2,331	52,466
Terna Rete Elettrica Nazionale SpA	113,704	478,736
Verbund AG	5,638	120,142

		$3,137,837

Electronic Equipment, Instruments & Components — 1.1%
Hamamatsu Photonics K.K.	9,200	$351,754
Hirose Electric Co., Ltd.	500	59,518
Hoya Corp.	2,400	46,340
Keyence Corp.	2,500	693,581
Yokogawa Electric Corp.	5,100	56,786

		$1,207,979

Energy Equipment & Services — 1.0%
Aker Solutions ASA	14,269	$312,067
Saipem SpA	6,433	182,663
Seadrill, Ltd.	6,611	261,344
Subsea 7 SA	10,099	243,958
Tenaris SA	3,381	70,924

		$1,070,956

4

Security	Shares	Value
Food & Staples Retailing — 3.1%
Carrefour SA	7,633	$217,618
Colruyt SA	7,459	361,767
Distribuidora Internacional de Alimentacion SA	10,918	80,598
Jeronimo Martins SGPS SA	15,466	329,018
Kesko Oyj, Class B	2,175	71,173
Koninklijke Ahold NV	51,993	764,016
Tesco PLC	91,836	519,023
Wesfarmers, Ltd.	3,101	121,693
Wesfarmers, Ltd., PPS	2,530	102,341
WM Morrison Supermarkets PLC	137,276	546,012
Woolworths, Ltd.	9,368	305,188

		$3,418,447

Food Products — 3.4%
Associated British Foods PLC	5,547	$153,821
Kerry Group PLC, Class A	14,544	762,943
Nestle SA	29,424	2,066,079
Parmalat SpA	4,696	11,772
Unilever PLC	15,225	620,167
Yakult Honsha Co., Ltd.	1,500	63,211

		$3,677,993

Gas Utilities — 1.9%
APA Group	9,919	$59,686
Enagas	17,193	406,791
Hong Kong & China Gas Co., Ltd.	246,400	699,859
Snam Rete Gas SpA	117,981	596,236
Toho Gas Co., Ltd.	33,000	176,412
Tokyo Gas Co., Ltd.	30,000	141,468

		$2,080,452

Health Care Equipment & Supplies — 1.5%
Coloplast A/S	15,360	$810,332
Essilor International SA	3,907	398,240
Sonova Holding AG(1)	2,191	253,390
Sysmex Corp.	1,700	81,105
William Demant Holding A/S(1)	1,810	158,626

		$1,701,693

Health Care Providers & Services — 0.2%
Fresenius Medical Care AG & Co. KGaA	705	$49,694
Miraca Holdings, Inc.	1,300	54,201
Suzuken Co., Ltd.	5,000	153,039

		$256,934

Hotels, Restaurants & Leisure — 1.7%
Autogrill SpA	7,979	$97,846
Compass Group PLC	23,593	285,606
Crown, Ltd.	5,308	64,135
McDonald’s Holdings Co. (Japan), Ltd.	7,500	192,508
OPAP SA	23,076	199,784
Oriental Land Co., Ltd.	3,400	452,056
SKYCITY Entertainment Group, Ltd.	17,644	58,793
Sodexo	1,273	113,477
Tabcorp Holdings, Ltd.	17,246	54,888
Tatts Group, Ltd.	20,688	70,217
Whitbread PLC	5,656	230,517

		$1,819,827

5

Security	Shares	Value
Household Durables — 0.2%
Rinnai Corp.	3,100	$219,182

		$219,182

Household Products — 1.0%
Henkel AG & Co. KGaA	8,281	$614,278
Svenska Cellulosa AB, Class B	9,463	229,422
Unicharm Corp.	5,900	312,928

		$1,156,628

Independent Power Producers & Energy Traders — 0.1%
Electric Power Development Co., Ltd.	1,800	$41,384
Enel Green Power SpA	30,966	63,850

		$105,234

Industrial Conglomerates — 1.2%
Fraser and Neave, Ltd.	8,000	$61,627
Hopewell Holdings, Ltd.	51,500	212,120
Orkla ASA	52,718	465,001
Siemens AG	5,077	556,254

		$1,295,002

Insurance — 1.8%
Baloise Holding AG	1,801	$162,981
Gjensidige Forsikring ASA	6,519	102,467
Hannover Rueckversicherung AG	1,152	93,002
Resolution, Ltd.	13,759	57,152
Sampo Oyj	12,347	443,238
Swiss Reinsurance Co., Ltd.	7,258	539,617
Tryg A/S	2,912	228,839
Vienna Insurance Group	1,893	100,016
Zurich Insurance Group AG(1)	830	238,680

		$1,965,992

Internet & Catalog Retail — 0.3%
Rakuten, Inc.	33,900	$309,412

		$309,412

Internet Software & Services — 0.3%
United Internet AG	11,282	$262,304
Yahoo! Japan Corp.	167	65,488

		$327,792

IT Services — 0.4%
Amadeus IT Holding SA, Class A	10,684	$267,730
Computershare, Ltd.	6,596	72,135
Indra Sistemas SA	7,412	97,113

		$436,978

Leisure Equipment & Products — 0.1%
Sankyo Co., Ltd.	1,400	$55,776

		$55,776

Life Sciences Tools & Services — 0.3%
QIAGEN NV(1)	13,623	$285,983

		$285,983

6

Security	Shares	Value
Machinery — 2.0%
Atlas Copco AB, Class B	1,799	$45,879
Kone Oyj, Class B	11,111	916,603
Scania AB, Class B	5,767	118,335
Schindler Holding AG	2,426	350,999
Schindler Holding AG PC	17	2,522
Sulzer AG	795	125,021
Wartsila Oyj	8,800	418,209
Zardoya Otis SA	16,076	246,425

		$2,223,993

Marine — 0.4%
A.P. Moller - Maersk A/S, Class A	21	$158,796
A.P. Moller - Maersk A/S, Class B	37	295,158

		$453,954

Media — 0.9%
Eutelsat Communications SA	6,017	$206,692
Reed Elsevier NV	12,954	201,199
Reed Elsevier PLC	11,369	123,740
SES SA	950	29,074
Singapore Press Holdings, Ltd.	116,000	384,321

		$945,026

Metals & Mining — 3.1%
Acerinox SA	12,749	$141,275
BHP Billiton PLC	16,869	578,470
BHP Billiton, Ltd.	14,762	580,619
Boliden AB	29,320	541,924
Newcrest Mining, Ltd.	4,261	104,369
Norsk Hydro ASA	103,556	497,146
Randgold Resources, Ltd.	2,296	216,265
Rio Tinto, Ltd.	6,172	428,655
Umicore SA	5,226	271,904
Voestalpine AG	2,321	85,100

		$3,445,727

Multi-Utilities — 1.4%
AGL Energy, Ltd.	19,720	$317,097
Centrica PLC	149,088	827,876
GDF Suez	14,024	287,684
National Grid PLC	5,089	55,723

		$1,488,380

Multiline Retail — 1.0%
Harvey Norman Holdings, Ltd.	44,634	$91,400
Isetan Mitsukoshi Holdings, Ltd.	5,100	50,364
Marks & Spencer Group PLC	23,568	141,788
Next PLC	9,933	638,980
PPR SA	657	141,298

		$1,063,830

Office Electronics — 0.1%
Canon, Inc.	2,000	$72,831
Neopost SA	618	35,275

		$108,106

7

Security	Shares	Value
Oil, Gas & Consumable Fuels — 7.8%
BP PLC	115,420	$854,398
Delek Group, Ltd.	342	84,481
ENI SpA	70,945	1,772,032
Galp Energia SGPS SA, Class B	7,743	125,686
JX Holdings, Inc.	8,800	51,919
Lundin Petroleum AB(1)	2,108	54,149
OMV AG	15,532	639,855
Origin Energy, Ltd.	22,838	300,027
Repsol SA	16,922	377,383
Royal Dutch Shell PLC, Class A	72,627	2,574,534
Statoil ASA	31,115	828,981
TonenGeneral Sekiyu K.K.	29,000	252,882
Total SA	2,178	118,031
Tullow Oil PLC	19,185	345,917
Woodside Petroleum, Ltd.	4,035	149,466

		$8,529,741

Paper & Forest Products — 0.3%
Holmen AB, Class B	3,672	$113,201
Stora Enso Oyj	18,840	134,363
UPM-Kymmene Oyj	4,555	55,694

		$303,258

Personal Products — 1.6%
Beiersdorf AG	4,742	$416,174
L’Oreal SA	9,042	1,342,678

		$1,758,852

Pharmaceuticals — 7.7%
AstraZeneca PLC	21,712	$1,049,118
Chugai Pharmaceutical Co., Ltd.	13,200	271,538
Dainippon Sumitomo Pharma Co., Ltd.	12,900	181,856
GlaxoSmithKline PLC	7,574	173,247
Kyowa Hakko Kirin Co., Ltd.	17,000	160,737
Mitsubishi Tanabe Pharma Corp.	9,700	130,035
Novartis AG	13,636	926,926
Novo Nordisk A/S, Class B	8,373	1,541,403
Ono Pharmaceutical Co., Ltd.	5,300	279,231
Orion Oyj, Class B	8,426	235,160
Roche Holding AG PC	4,915	1,086,407
Sanofi	4,274	416,656
Santen Pharmaceutical Co., Ltd.	5,800	238,863
Shire PLC	15,848	530,151
Takeda Pharmaceutical Co., Ltd.	1,100	56,525
Teva Pharmaceutical Industries, Ltd. ADR	18,444	700,688
Tsumura & Co.	4,700	154,391
UCB SA	5,498	317,353

		$8,450,285

Professional Services — 0.4%
Adecco SA(1)	5,678	$325,595
Experian PLC	7,587	129,786

		$455,381

8

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.4%
Ascendas Real Estate Investment Trust	144,000	$294,531
CFS Retail Property Trust Group	29,212	60,970
Federation Centres	22,983	55,811
GPT Group	32,529	128,684
Japan Prime Realty Investment Corp.	3	8,529
Japan Real Estate Investment Corp.	12	121,333
Link REIT (The)	147,500	764,943
Unibail-Rodamco SE	268	63,294

		$1,498,095

Real Estate Management & Development — 0.6%
Hang Lung Group, Ltd.	16,000	$96,992
Immofinanz AG(1)	58,394	255,817
UOL Group, Ltd.	51,000	257,589

		$610,398

Road & Rail — 1.5%
ComfortDelGro Corp., Ltd.	45,000	$70,165
DSV A/S	13,873	355,663
Keikyu Corp.	8,000	67,857
Keio Corp.	39,000	289,466
Kintetsu Corp.	24,000	98,609
MTR Corp., Ltd.	75,000	308,625
Odakyu Electric Railway Co., Ltd.	44,000	440,777

		$1,631,162

Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV	15,529	$1,164,910
Mellanox Technologies, Ltd.(1)	2,363	120,015

		$1,284,925

Software — 2.9%
Dassault Systemes SA	3,888	$432,317
NICE Systems, Ltd.(1)	7,893	290,056
Oracle Corp. Japan	2,800	116,570
Sage Group PLC (The)	79,778	408,513
SAP AG	23,374	1,916,838

		$3,164,294

Specialty Retail — 1.7%
ABC-Mart, Inc.	2,400	$91,313
Hennes & Mauritz AB, Class B	13,987	514,656
Industria de Diseno Textil SA	6,366	889,762
Kingfisher PLC	22,184	94,800
Nitori Co., Ltd.	1,300	99,231
USS Co., Ltd.	1,940	217,927

		$1,907,689

Textiles, Apparel & Luxury Goods — 2.0%
Adidas AG	2,652	$246,285
Burberry Group PLC	11,278	242,285
Luxottica Group SpA	7,662	353,613
LVMH Moet Hennessy Louis Vuitton SA	5,113	962,662
Swatch Group, Ltd. (The), Bearer Shares	638	349,469

		$2,154,314

9

Security	Shares	Value
Trading Companies & Distributors — 0.0%(2)
Bunzl PLC	2,862	$51,426

		$51,426

Transportation Infrastructure — 1.4%
Abertis Infraestructuras SA	14,497	$248,207
Atlantia SpA	11,265	208,014
Auckland International Airport, Ltd.	100,898	240,163
Fraport AG	937	56,793
Kamigumi Co., Ltd.	19,000	154,766
Koninklijke Vopak NV	1,903	129,881
Mitsubishi Logistics Corp.	4,000	59,994
Sydney Airport	15,321	50,745
Transurban Group	63,537	404,385

		$1,552,948

Water Utilities — 0.1%
Severn Trent PLC	1,894	$48,716
United Utilities Group PLC	4,978	57,767

		$106,483

Wireless Telecommunication Services — 1.9%
Millicom International Cellular SA SDR	2,339	$215,499
Mobistar SA	3,317	91,033
NTT DoCoMo, Inc.	477	723,168
StarHub, Ltd.	17,000	53,578
Tele2 AB, Class B	17,620	316,031
Vodafone Group PLC	256,506	700,046

		$2,099,355

Total Common Stocks (identified cost $95,464,521)		$108,579,448

Short-Term Investments — 0.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$265	$264,574

Total Short-Term Investments (identified cost $264,574)		$264,574

Total Investments — 99.4% (identified cost $95,729,095)		$108,844,022

Other Assets, Less Liabilities — 0.6%		$647,799

Net Assets — 100.0%		$109,491,821

10

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $100.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	13.5%	$14,820,450
Japan	10.9	11,944,209
Australia	6.9	7,498,032
Switzerland	6.8	7,446,478
Germany	6.6	7,249,917
France	6.5	7,157,812
Netherlands	4.9	5,347,515
Hong Kong	4.8	5,274,070
Sweden	4.5	4,936,583
Spain	4.5	4,933,824
Singapore	4.4	4,840,661
Denmark	4.1	4,452,232
Italy	4.1	4,448,822
Belgium	3.6	3,939,988
Norway	3.2	3,493,883
Finland	3.0	3,334,578
Israel	2.3	2,463,787
Austria	1.6	1,735,534
Ireland	1.1	1,243,244
Portugal	0.8	852,583
New Zealand	0.7	755,254
Greece	0.4	409,992

Total Common Stocks	99.2%	$108,579,448
Short-Term Investments	0.2	264,574

Total Investments	99.4%	$108,844,022

The Portfolio did not have any financial instruments outstanding at January 31, 2013.

11

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$96,175,412

Gross unrealized appreciation	$14,580,044
Gross unrealized depreciation	(1,911,434)

Net unrealized appreciation	$12,668,610

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$12,196,376		$—	$12,196,376
Consumer Staples	—	12,820,675		—	12,820,675
Energy	—	9,600,697		—	9,600,697
Financials	—	16,825,331		—	16,825,331
Health Care	702,990	10,954,681		—	11,657,671
Industrials	—	12,938,505		—	12,938,505
Information Technology	—	7,263,919		—	7,263,919
Materials	—	10,705,309		—	10,705,309
Telecommunication Services	—	7,652,579		—	7,652,579
Utilities	—	6,918,386		—	6,918,386
Total Common Stocks	$702,990	$107,876,458	*	$—	$108,579,448
Short-Term Investments	$—	$264,574		$—	$264,574
Total Investments	$702,990	$108,141,032		$—	$108,844,022

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $55,379,085 and the Fund owned 57.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%(1)

Security	Shares	Value
Aerospace & Defense — 1.4%
Precision Castparts Corp.	7,300	$1,338,820

		$1,338,820

Beverages — 2.8%
Anheuser-Busch InBev NV ADR	16,300	$1,444,180
Beam, Inc.	19,800	1,214,532

		$2,658,712

Biotechnology — 4.4%
Biogen Idec, Inc.(2)	7,500	$1,170,600
Celgene Corp.(2)	9,800	969,808
Gilead Sciences, Inc.(2)	38,400	1,514,880
Vertex Pharmaceuticals, Inc.(2)	13,500	604,530

		$4,259,818

Building Products — 1.3%
Fortune Brands Home & Security, Inc.(2)	39,200	$1,283,408

		$1,283,408

Capital Markets — 0.9%
T. Rowe Price Group, Inc.	12,000	$857,400

		$857,400

Chemicals — 5.4%
Celanese Corp., Series A	24,000	$1,125,120
Cytec Industries, Inc.	15,900	1,165,470
Monsanto Co.	17,400	1,763,490
Praxair, Inc.	9,900	1,092,663

		$5,146,743

Commercial Banks — 3.4%
Capital Bank Financial Corp., Class A(2)	30,000	$464,100
First Republic Bank	28,600	1,020,734
Toronto-Dominion Bank (The)	10,000	835,400
Wells Fargo & Co.	26,600	926,478

		$3,246,712

Commercial Services & Supplies — 1.2%
Waste Connections, Inc.	31,850	$1,147,237

		$1,147,237

Communications Equipment — 1.9%
Acme Packet, Inc.(2)	33,600	$812,112
QUALCOMM, Inc.	15,500	1,023,465

		$1,835,577

Computers & Peripherals — 7.3%
Apple, Inc.	11,000	$5,008,410
EMC Corp.(2)	79,800	1,963,878

		$6,972,288

1

Security	Shares	Value
Distributors — 1.4%
LKQ Corp.(2)	61,500	$1,376,985

		$1,376,985

Diversified Financial Services — 1.0%
Citigroup, Inc.	21,900	$923,304

		$923,304

Electrical Equipment — 1.3%
AMETEK, Inc.	31,600	$1,295,284

		$1,295,284

Electronic Equipment, Instruments & Components — 1.3%
InvenSense, Inc.(2)	86,500	$1,262,900

		$1,262,900

Energy Equipment & Services — 1.9%
Halliburton Co.	19,700	$801,396
Rowan Cos., PLC(2)	29,000	999,920

		$1,801,316

Food & Staples Retailing — 0.4%
Whole Foods Market, Inc.	4,200	$404,250

		$404,250

Food Products — 2.7%
Hershey Co. (The)	15,800	$1,255,310
Mondelez International, Inc., Class A	48,300	1,342,257

		$2,597,567

Health Care Equipment & Supplies — 2.1%
Analogic Corp.	10,400	$792,376
Stryker Corp.	19,300	1,209,145

		$2,001,521

Health Care Providers & Services — 2.6%
Brookdale Senior Living, Inc.(2)	20,100	$542,901
Catamaran Corp.(2)	15,638	811,456
MEDNAX, Inc.(2)	12,900	1,103,724

		$2,458,081

Household Products — 0.8%
Colgate-Palmolive Co.	7,100	$762,327

		$762,327

Industrial Conglomerates — 1.1%
Danaher Corp.	17,600	$1,054,768

		$1,054,768

Internet & Catalog Retail — 4.4%
Amazon.com, Inc.(2)	9,000	$2,389,500
priceline.com, Inc.(2)	1,800	1,233,846
Shutterfly, Inc.(2)	16,900	559,052

		$4,182,398

2

Security	Shares	Value
Internet Software & Services — 9.1%
Equinix, Inc.(2)	4,000	$861,720
Facebook, Inc., Class A(2)	43,100	1,334,807
Google, Inc., Class A(2)	4,400	3,325,036
LinkedIn Corp., Class A(2)	7,400	916,046
Rackspace Hosting, Inc.(2)	20,807	1,567,807
VeriSign, Inc.(2)	16,800	729,288

		$8,734,704

IT Services — 3.9%
Accenture PLC, Class A	19,100	$1,373,099
Cognizant Technology Solutions Corp., Class A(2)	10,500	820,890
Teradata Corp.(2)	16,000	1,066,560
Visa, Inc., Class A	3,100	489,521

		$3,750,070

Leisure Equipment & Products — 0.9%
Polaris Industries, Inc.	9,800	$853,482

		$853,482

Machinery — 1.6%
Colfax Corp.(2)	20,700	$923,427
Stanley Black & Decker, Inc.	8,500	653,055

		$1,576,482

Media — 1.8%
Walt Disney Co. (The)	32,100	$1,729,548

		$1,729,548

Multiline Retail — 1.2%
Dollar General Corp.(2)	25,805	$1,192,707

		$1,192,707

Oil, Gas & Consumable Fuels — 5.1%
Alpha Natural Resources, Inc.(2)	54,600	$483,756
Concho Resources, Inc.(2)	12,900	1,176,738
EOG Resources, Inc.	13,100	1,637,238
Range Resources Corp.	16,100	1,081,437
Tesoro Corp.	10,900	530,721

		$4,909,890

Pharmaceuticals — 3.8%
Allergan, Inc.	13,700	$1,438,637
Perrigo Co.	10,100	1,015,151
Roche Holding AG ADR	13,600	754,528
Zoetis, Inc.(2)	18,800	488,800

		$3,697,116

Real Estate Investment Trusts (REITs) — 1.0%
Public Storage, Inc.	6,400	$985,152

		$985,152

3

Security	Shares	Value
Road & Rail — 2.7%
J.B. Hunt Transport Services, Inc.	16,400	$1,103,228
Kansas City Southern	15,832	1,474,118

		$2,577,346

Semiconductors & Semiconductor Equipment — 2.6%
Cirrus Logic, Inc.(2)	52,600	$1,484,898
Cypress Semiconductor Corp.(2)	48,800	501,176
Monolithic Power Systems, Inc.	20,900	486,970

		$2,473,044

Software — 3.0%
Infoblox, Inc.(2)	41,543	$783,085
Salesforce.com, Inc.(2)	4,400	757,372
Splunk, Inc.(2)	19,004	626,372
VMware, Inc., Class A(2)	9,100	695,968

		$2,862,797

Specialty Retail — 6.1%
Home Depot, Inc. (The)	18,900	$1,264,788
Ross Stores, Inc.	20,200	1,205,940
Sally Beauty Holdings, Inc.(2)	25,500	676,770
Tractor Supply Co.	18,700	1,938,629
Ulta Salon, Cosmetics & Fragrance, Inc.	8,300	811,906

		$5,898,033

Textiles, Apparel & Luxury Goods — 0.6%
lululemon athletica, inc.(2)	8,000	$552,000

		$552,000

Thrifts & Mortgage Finance — 0.7%
ViewPoint Financial Group, Inc.	33,100	$700,065

		$700,065

Trading Companies & Distributors — 2.4%
United Rentals, Inc.(2)	13,400	$678,308
W.W. Grainger, Inc.	7,600	1,655,432

		$2,333,740

Total Common Stocks (identified cost $76,825,841)		$93,693,592

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$3,177	$3,177,289

Total Short-Term Investments (identified cost $3,177,289)		$3,177,289

Total Investments — 100.8% (identified cost $80,003,130)		$96,870,881

4

Covered Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Accenture PLC, Class A	28	$72.50	2/16/13	$(1,540)
Allergan, Inc.	14	110.00	2/16/13	(630)
Beam, Inc.	20	62.50	2/16/13	(1,550)
Biogen Idec, Inc.	8	150.00	2/16/13	(5,480)
Catamaran Corp.	16	55.00	2/16/13	(320)
Celanese Corp., Series A	24	50.00	2/16/13	(120)
EOG Resources, Inc.	13	130.00	2/16/13	(1,807)
J.B. Hunt Transport Services, Inc.	16	65.00	2/16/13	(4,280)
Kansas City Southern	16	90.00	2/16/13	(6,080)
Polaris Industries, Inc.	10	90.00	2/16/13	(700)
Tractor Supply Co.	19	95.00	2/16/13	(16,530)
United Rentals, Inc.	8	50.00	2/16/13	(1,360)
Visa, Inc., Class A	16	165.00	2/16/13	(1,024)
W.W. Grainger, Inc.	8	210.00	2/16/13	(6,720)

Total Covered Call Options Written (premiums received $28,916)				$(48,141)

Other Assets, Less Liabilities — (0.7)%				$(687,666)

Net Assets — 100.0%				$96,135,074

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at January 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $458.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,030,893

Gross unrealized appreciation	$17,319,508
Gross unrealized depreciation	(479,520)

Net unrealized appreciation	$16,839,988

5

Written options activity for the fiscal year to date ended January 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	235	$28,504
Options written	558	63,955
Options terminated in closing purchase transactions	(15)	(3,289)
Options exercised	(85)	(10,799)
Options expired	(477)	(49,455)

Outstanding, end of period	216	$28,916

At January 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions or a combination of option transactions on individual securities that it holds to generate premium income and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price.

At January 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $48,141.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$93,693,592 *	$—	$—	$93,693,592
Short-Term Investments	—	3,177,289	—	3,177,289
Total Investments	$93,693,592	$3,177,289	$—	$96,870,881

Liability Description
Covered Call Options Written	$(48,141)	$—	$—	$(48,141)
Total	$(48,141)	$—	$—	$(48,141)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $98,497,577 and the Fund owned 72.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Auto Components — 1.8%
Dana Holding Corp.	149,840	$2,409,427

		$2,409,427

Building Products — 2.0%
Armstrong World Industries, Inc.	48,650	$2,675,263

		$2,675,263

Capital Markets — 6.0%
HFF, Inc., Class A	158,300	$2,760,752
Lazard, Ltd., Class A	78,170	2,708,591
Walter Investment Management Corp.(1)	59,861	2,682,371

		$8,151,714

Chemicals — 4.2%
Balchem Corp.	76,920	$2,876,808
Cytec Industries, Inc.	37,940	2,781,002

		$5,657,810

Commercial Banks — 3.0%
Signature Bank(1)	31,570	$2,333,970
Texas Capital Bancshares, Inc.(1)	42,180	1,746,252

		$4,080,222

Commercial Services & Supplies — 4.1%
Clean Harbors, Inc.(1)	37,780	$2,100,190
Team, Inc.(1)	79,514	3,483,509

		$5,583,699

Construction & Engineering — 2.1%
MYR Group, Inc.(1)	125,690	$2,821,740

		$2,821,740

Distributors — 2.3%
LKQ Corp.(1)	141,670	$3,171,991

		$3,171,991

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	6,985	$195,580

		$195,580

Electrical Equipment — 1.7%
Generac Holdings, Inc.	61,380	$2,282,108

		$2,282,108

Electronic Equipment, Instruments & Components — 7.3%
FEI Co.	46,860	$2,856,586
FLIR Systems, Inc.	102,050	2,425,728
InvenSense, Inc.(1)	161,220	2,353,812
National Instruments Corp.	78,405	2,226,702

		$9,862,828

1

Security	Shares	Value
Energy Equipment & Services — 1.1%
Hornbeck Offshore Services, Inc.(1)	19,430	$715,218
Superior Energy Services, Inc.(1)	29,700	741,609

		$1,456,827

Food Products — 4.7%
Flowers Foods, Inc.	108,880	$2,926,694
Hain Celestial Group, Inc. (The)(1)	18,410	1,049,186
Ingredion, Inc.	37,280	2,463,090

		$6,438,970

Health Care Equipment & Supplies — 4.5%
Analogic Corp.	42,540	$3,241,123
Integra LifeSciences Holdings Corp.(1)	46,450	1,957,867
Orthofix International NV(1)	23,210	885,462

		$6,084,452

Health Care Providers & Services — 2.1%
MEDNAX, Inc.(1)	15,920	$1,362,115
Team Health Holdings, Inc.(1)	42,820	1,450,314

		$2,812,429

Hotels, Restaurants & Leisure — 1.7%
Krispy Kreme Doughnuts, Inc.(1)	173,850	$2,260,050

		$2,260,050

Household Durables — 0.5%
Ryland Group, Inc. (The)	17,100	$679,212

		$679,212

Household Products — 2.6%
Church & Dwight Co., Inc.	61,070	$3,529,235

		$3,529,235

Insurance — 3.9%
Allied World Assurance Co. Holdings, Ltd.	35,050	$2,973,291
HCC Insurance Holdings, Inc.	60,010	2,321,187

		$5,294,478

IT Services — 3.7%
Euronet Worldwide, Inc.(1)	120,180	$2,940,805
Global Cash Access Holdings, Inc.(1)	269,900	2,037,745

		$4,978,550

Life Sciences Tools & Services — 1.9%
Bruker Corp.(1)	157,550	$2,657,869

		$2,657,869

Machinery — 6.7%
Colfax Corp.(1)	63,140	$2,816,676
RBC Bearings, Inc.(1)	57,106	3,011,199
Valmont Industries, Inc.	22,540	3,284,529

		$9,112,404

Marine — 1.9%
Kirby Corp.(1)	37,020	$2,615,463

		$2,615,463

2

Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.1%
Goodrich Petroleum Corp.(1)	161,090	$1,601,235
Kodiak Oil & Gas Corp.(1)	273,000	2,511,600
PDC Energy, Inc.(1)	65,800	2,436,574
Western Refining, Inc.	69,350	2,332,240
WPX Energy, Inc.(1)	137,350	2,064,371

		$10,946,020

Real Estate Investment Trusts (REITs) — 6.7%
American Campus Communities, Inc.	43,440	$2,023,001
Mid-America Apartment Communities, Inc.	32,360	2,115,373
PS Business Parks, Inc.	39,521	2,820,219
Sovran Self Storage, Inc.	32,660	2,130,738

		$9,089,331

Real Estate Management & Development — 2.3%
Forestar Real Estate Group, Inc.(1)	163,721	$3,115,611

		$3,115,611

Semiconductors & Semiconductor Equipment — 4.1%
Cirrus Logic, Inc.(1)	61,660	$1,740,662
Cypress Semiconductor Corp.(1)	208,620	2,142,527
Monolithic Power Systems, Inc.	73,090	1,702,997

		$5,586,186

Software — 2.1%
Mentor Graphics Corp.(1)	164,780	$2,822,681

		$2,822,681

Specialty Retail — 4.3%
GNC Holdings, Inc., Class A	94,170	$3,384,470
Group 1 Automotive, Inc.	35,460	2,402,060

		$5,786,530

Thrifts & Mortgage Finance — 1.3%
ViewPoint Financial Group, Inc.	83,800	$1,772,370

		$1,772,370

Total Common Stocks (identified cost $103,424,239)		$133,931,050

Special Warrants — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$0

Total Special Warrants (identified cost $480,000)		$0

3

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$3,332	$3,331,913

Total Short-Term Investments (identified cost $3,331,913)		$3,331,913

Total Investments — 101.2% (identified cost $107,236,152)		$137,262,963

Other Assets, Less Liabilities — (1.2)%		$(1,660,667)

Net Assets — 100.0%		$135,602,296

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	Restricted security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 was $853.

The Portfolio did not have any open financial instruments at January 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$107,169,000

Gross unrealized appreciation	$32,072,523
Gross unrealized depreciation	(1,978,560)

Net unrealized appreciation	$30,093,963

Restricted Securities

At January 31, 2013, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$0

Total Special Warrants			$480,000	$0

Total Restricted Securities				$0

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3**		Total
Common Stocks	$133,931,050	*	$—	$—		$133,931,050
Special Warrants	—		—	0	*	0
Short-Term Investments	—		3,331,913	—		3,331,913
Total Investments	$133,931,050		$3,331,913	$0		$137,262,963

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
**	None of the unobervable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2013 is not presented. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Value Fund

January 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $37,356,843 and the Fund owned 52.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Value Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.5%

Security	Shares	Value
Airlines — 2.5%
Spirit Airlines, Inc.(1)	90,793	$1,760,476

		$1,760,476

Auto Components — 1.2%
Dana Holding Corp.	53,354	$857,932

		$857,932

Building Products — 4.9%
A.O. Smith Corp.	49,350	$3,418,968

		$3,418,968

Chemicals — 5.3%
Calgon Carbon Corp.(1)	34,680	$556,267
Innophos Holdings, Inc.	31,154	1,575,458
RPM International, Inc.	52,000	1,622,920

		$3,754,645

Commercial Banks — 5.8%
Bank of Marin Bancorp	9,755	$382,884
First Midwest Bancorp, Inc.	25,479	322,819
Prosperity Bancshares, Inc.	44,794	2,020,657
Umpqua Holdings Corp.	109,033	1,378,177

		$4,104,537

Communications Equipment — 2.8%
NETGEAR, Inc.(1)	56,200	$1,973,182

		$1,973,182

Construction & Engineering — 3.5%
EMCOR Group, Inc.	31,051	$1,128,083
MasTec, Inc.(1)	45,992	1,301,573

		$2,429,656

Containers & Packaging — 2.8%
AptarGroup, Inc.	37,800	$1,947,834

		$1,947,834

Electric Utilities — 7.4%
Cleco Corp.	69,200	$2,958,300
Portland General Electric Co.	79,200	2,274,624

		$5,232,924

Electrical Equipment — 0.6%
General Cable Corp.(1)	13,422	$451,248

		$451,248

Electronic Equipment, Instruments & Components — 1.6%
Itron, Inc.(1)	24,740	$1,147,689

		$1,147,689

1

Security	Shares	Value
Energy Equipment & Services — 2.8%
Hornbeck Offshore Services, Inc.(1)	38,004	$1,398,927
Oil States International, Inc.(1)	7,698	597,211

		$1,996,138

Food Products — 4.6%
Darling International, Inc.(1)	44,462	$750,074
J&J Snack Foods Corp.	12,336	840,698
Lancaster Colony Corp.	22,999	1,643,509

		$3,234,281

Health Care Equipment & Supplies — 5.2%
Teleflex, Inc.	23,804	$1,785,300
West Pharmaceutical Services, Inc.	32,100	1,900,641

		$3,685,941

Health Care Providers & Services — 2.1%
Magellan Health Services, Inc.(1)	28,126	$1,442,864

		$1,442,864

Insurance — 9.3%
Aspen Insurance Holdings, Ltd.	47,300	$1,613,403
National Financial Partners Corp.(1)	56,035	986,776
ProAssurance Corp.	27,710	1,248,058
Protective Life Corp.	49,989	1,581,652
Tower Group, Inc.	59,782	1,153,793

		$6,583,682

IT Services — 3.8%
MAXIMUS, Inc.	39,000	$2,674,230

		$2,674,230

Machinery — 5.2%
Barnes Group, Inc.	58,000	$1,386,200
Crane Co.	22,180	1,115,210
EnPro Industries, Inc.(1)	8,949	398,052
Titan International, Inc.	32,564	790,980

		$3,690,442

Media — 2.1%
Madison Square Garden Co. (The)(1)	28,700	$1,492,974

		$1,492,974

Oil, Gas & Consumable Fuels — 2.9%
Stone Energy Corp.(1)	45,773	$1,029,893
VAALCO Energy, Inc.(1)	122,682	1,041,570

		$2,071,463

2

Security	Shares	Value
Professional Services — 1.4%
Towers Watson & Co., Class A	15,515	$947,656

		$947,656

Road & Rail — 5.3%
Genesee & Wyoming, Inc., Class A(1)	23,723	$2,006,491
Old Dominion Freight Line, Inc.(1)	46,896	1,748,283

		$3,754,774

Semiconductors & Semiconductor Equipment — 1.5%
OmniVision Technologies, Inc.(1)	68,524	$1,053,214

		$1,053,214

Specialty Retail — 4.5%
Aeropostale, Inc.(1)	66,406	$898,473
Children’s Place Retail Stores, Inc. (The)(1)	26,084	1,300,027
Finish Line, Inc. (The), Class A	50,500	941,320

		$3,139,820

Textiles, Apparel & Luxury Goods — 4.1%
Hanesbrands, Inc.(1)	43,000	$1,611,640
Iconix Brand Group, Inc.(1)	53,945	1,297,377

		$2,909,017

Thrifts & Mortgage Finance — 2.3%
First Defiance Financial Corp.	19,526	$399,893
Oritani Financial Corp.	34,316	519,544
Washington Federal, Inc.	40,300	708,877

		$1,628,314

Total Common Stocks (identified cost $45,605,402)		$67,383,901

Short-Term Investments — 4.6%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/13	$3,254	$3,254,285

Total Short-Term Investments (identified cost $3,254,285)		$3,254,285

Total Investments — 100.1% (identified cost $48,859,687)		$70,638,186

Other Assets, Less Liabilities — (0.1)%		$(42,178)

Net Assets — 100.0%		$70,596,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,020,054

Gross unrealized appreciation	$21,628,944
Gross unrealized depreciation	(10,812)

Net unrealized appreciation	$21,618,132

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$67,383,901	*	$—	$—	$67,383,901
Short-Term Investments	—		3,254,285	—	3,254,285
Total Investments	$67,383,901		$3,254,285	$—	$70,638,186

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Value Fund

January 31, 2013 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2013, the value of the Fund’s investment in the Portfolio was $733,355,892 and the Fund owned 87.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	120,000	$8,864,400
General Dynamics Corp.	22,500	1,491,750
Honeywell International, Inc.	145,000	9,894,800
United Technologies Corp.	123,100	10,779,867

		$31,030,817

Biotechnology — 1.5%
Celgene Corp.(1)	20,800	$2,058,368
Gilead Sciences, Inc.(1)	260,000	10,257,000

		$12,315,368

Capital Markets — 2.9%
Ameriprise Financial, Inc.	90,000	$5,968,800
Goldman Sachs Group, Inc. (The)	72,400	10,705,064
State Street Corp.	135,000	7,512,750

		$24,186,614

Chemicals — 1.5%
Air Products and Chemicals, Inc.	50,000	$4,371,500
LyondellBasell Industries NV, Class A	130,000	8,244,600

		$12,616,100

Commercial Banks — 8.1%
Fifth Third Bancorp	350,000	$5,701,500
KeyCorp	735,000	6,909,000
PNC Financial Services Group, Inc.	193,900	11,983,020
Regions Financial Corp.	1,025,000	7,974,500
U.S. Bancorp	290,000	9,599,000
Wells Fargo & Co.	735,600	25,620,948

		$67,787,968

Computers & Peripherals — 1.6%
Apple, Inc.	30,000	$13,659,300

		$13,659,300

Consumer Finance — 2.4%
American Express Co.	340,000	$19,995,400

		$19,995,400

Diversified Financial Services — 4.5%
Citigroup, Inc.	250,000	$10,540,000
JPMorgan Chase & Co.	574,300	27,020,815

		$37,560,815

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	350,000	$12,176,500
CenturyLink, Inc.	125,000	5,056,250

		$17,232,750

1

Security	Shares	Value
Electric Utilities — 2.6%
American Electric Power Co., Inc.	225,000	$10,190,250
NextEra Energy, Inc.	165,000	11,888,250

		$22,078,500

Electrical Equipment — 1.2%
Eaton Corp. PLC	175,000	$9,966,250

		$9,966,250

Energy Equipment & Services — 2.2%
National Oilwell Varco, Inc.	150,000	$11,121,000
Schlumberger, Ltd.	97,900	7,641,095

		$18,762,095

Food & Staples Retailing — 2.2%
CVS Caremark Corp.	360,000	$18,432,000

		$18,432,000

Food Products — 3.8%
Kraft Foods Group, Inc.	93,100	$4,303,082
Mondelez International, Inc., Class A	325,000	9,031,750
Nestle SA	145,000	10,181,533
Unilever NV - NY Shares	200,000	8,096,000

		$31,612,365

Health Care Equipment & Supplies — 1.2%
Covidien PLC	155,000	$9,662,700

		$9,662,700

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	300,000	$16,563,000

		$16,563,000

Industrial Conglomerates — 2.6%
General Electric Co.	987,300	$21,997,044

		$21,997,044

Insurance — 6.2%
ACE, Ltd.	110,000	$9,386,300
MetLife, Inc.	240,000	8,961,600
Prudential Financial, Inc.	144,600	8,369,448
Travelers Companies, Inc. (The)	195,000	15,299,700
XL Group PLC	355,000	9,840,600

		$51,857,648

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	10,000	$7,556,900

		$7,556,900

IT Services — 1.9%
International Business Machines Corp.	78,550	$15,951,149

		$15,951,149

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	105,000	$7,574,700

		$7,574,700

2

Security	Shares	Value
Machinery — 1.1%
Caterpillar, Inc.	26,837	$2,640,492
Deere & Co.	66,076	6,215,109

		$8,855,601

Media — 4.9%
Comcast Corp., Class A	300,000	$11,424,000
Time Warner, Inc.	135,000	6,820,200
Walt Disney Co. (The)	420,000	22,629,600

		$40,873,800

Metals & Mining — 1.4%
BHP Billiton, Ltd. ADR(2)	60,000	$4,723,200
Freeport-McMoRan Copper & Gold, Inc.	200,000	7,050,000

		$11,773,200

Multi-Utilities — 3.2%
National Grid PLC	890,000	$9,745,182
Sempra Energy	225,000	16,886,250

		$26,631,432

Multiline Retail — 2.0%
Macy’s, Inc.	200,000	$7,902,000
Target Corp.	146,600	8,856,106

		$16,758,106

Oil, Gas & Consumable Fuels — 14.6%
Apache Corp.	60,000	$5,025,600
Chevron Corp.	200,000	23,030,000
ConocoPhillips	260,000	15,080,000
EOG Resources, Inc.	50,000	6,249,000
Exxon Mobil Corp.	275,150	24,755,245
Marathon Petroleum Corp.	104,300	7,740,103
Occidental Petroleum Corp.	225,000	19,860,750
Peabody Energy Corp.	150,000	3,772,500
Phillips 66	275,000	16,656,750

		$122,169,948

Pharmaceuticals — 7.4%
Johnson & Johnson	182,700	$13,505,184
Merck & Co., Inc.	541,900	23,437,175
Pfizer, Inc.	920,000	25,097,600

		$62,039,959

Real Estate Investment Trusts (REITs) — 3.1%
AvalonBay Communities, Inc.	70,000	$9,085,300
Boston Properties, Inc.	80,000	8,422,400
Simon Property Group, Inc.	55,000	8,809,900

		$26,317,600

Road & Rail — 1.9%
Union Pacific Corp.	122,000	$16,038,120

		$16,038,120

Software — 2.2%
Microsoft Corp.	465,100	$12,776,297
Oracle Corp.	170,000	6,036,700

		$18,812,997

3

Security	Shares	Value
Tobacco — 0.8%
Philip Morris International, Inc.	75,000	$6,612,000

		$6,612,000

Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc., Class B	125,000	$5,811,250
Vodafone Group PLC ADR	205,000	5,600,600

		$11,411,850

Total Common Stocks (identified cost $510,414,386)		$836,694,096

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.09%(3)(4)	$3,346	$3,346,076
Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	6,694	6,694,093

Total Short-Term Investments (identified cost $10,040,169)		$10,040,169

Total Investments — 101.2% (identified cost $520,454,555)		$846,734,265

Other Assets, Less Liabilities — (1.2)%		$(10,202,405)

Net Assets — 100.0%		$836,531,860

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at January 31, 2013.
(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at January 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At January 31, 2013, the Portfolio loaned securities having a market value of $3,313,246 and received $3,346,076 of cash collateral for the loans.
(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2013 were $3,328 and $898, respectively.

The Portfolio did not have any open financial instruments at January 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2013, as determined on a federal income tax basis, were as follows:

4

Aggregate cost	$524,532,810

Gross unrealized appreciation	$322,205,202
Gross unrealized depreciation	(3,747)

Net unrealized appreciation	$322,201,455

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$57,631,906	$—		$—	$57,631,906
Consumer Staples	46,474,832	10,181,533		—	56,656,365
Energy	140,932,043	—		—	140,932,043
Financials	227,706,045	—		—	227,706,045
Health Care	108,155,727	—		—	108,155,727
Industrials	87,887,832	—		—	87,887,832
Information Technology	55,980,346	—		—	55,980,346
Materials	24,389,300	—		—	24,389,300
Telecommunication Services	28,644,600	—		—	28,644,600
Utilities	38,964,750	9,745,182		—	48,709,932
Total Common Stocks	$816,767,381	$19,926,715	*	$—	$836,694,096
Short-Term Investments	$—	$10,040,169		$—	$10,040,169
Total Investments	$816,767,381	$29,966,884		$—	$846,734,265

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

U.S. Government Money Market Fund

January 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 52.3%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
0.186%, 2/21/13(1)	$1,250	$1,250,000
0.226%, 3/6/13(1)	1,000	1,000,013
0.19%, 6/20/13(1)	5,000	4,999,715

		$7,249,728

Federal Home Loan Bank:
0.28%, 6/10/13	$1,250	$1,250,000
0.15%, 10/4/13	1,250	1,249,816
Discount Note, 0.03%, 2/1/13	3,000	3,000,000
Discount Note, 0.13%, 2/1/13	2,842	2,842,000
Discount Note, 0.13%, 2/5/13	850	849,988
Discount Note, 0.085%, 2/8/13	750	749,987
Discount Note, 0.13%, 2/8/13	800	799,980
Discount Note, 0.075%, 2/20/13	1,166	1,165,954
Discount Note, 0.125%, 3/1/13	3,581	3,580,652
Discount Note, 0.09%, 3/5/13	323	322,974
Discount Note, 0.12%, 3/13/13	594	593,921
Discount Note, 0.08%, 4/3/13	196	195,973
Discount Note, 0.09%, 4/8/13	2,080	2,079,657
Discount Note, 0.155%, 4/12/13	318	317,904
Discount Note, 0.09%, 4/17/13	1,999	1,998,625
Discount Note, 0.10%, 4/17/13	549	548,886
Discount Note, 0.09%, 4/26/13	1,115	1,114,766

		$22,661,083

Federal Home Loan Mortgage Corp.:
Discount Note, 0.05%, 2/12/13	$2,000	$1,999,970
Discount Note, 0.12%, 2/19/13	1,250	1,249,925
Discount Note, 0.145%, 2/25/13	800	799,923
Discount Note, 0.15%, 2/25/13	1,000	999,900
Discount Note, 0.18%, 2/25/13	300	299,964
Discount Note, 0.13%, 3/25/13	2,000	1,999,624
Discount Note, 0.13%, 3/28/13	1,000	999,801
Discount Note, 0.15%, 4/3/13	3,500	3,499,110
Discount Note, 0.11%, 4/16/13	1,203	1,202,728
Discount Note, 0.09%, 4/24/13	805	804,835

		$13,855,780

Federal National Mortgage Association:
1.75%, 2/22/13	$2,500	$2,502,269
Discount Note, 0.11%, 2/1/13	1,200	1,200,000
Discount Note, 0.06%, 2/6/13	4,642	4,641,961
Discount Note, 0.15%, 2/6/13	700	699,986
Discount Note, 0.10%, 2/13/13	1,525	1,524,949
Discount Note, 0.09%, 3/13/13	1,391	1,390,861

		$11,960,026

Total U.S. Government Agency Obligations (amortized cost $55,726,617)		$55,726,617

1

U.S. Treasury Obligations — 47.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Obligations — 47.5%
U.S. Treasury Bill, 0.05%, 2/7/13	$2,250	$2,249,983
U.S. Treasury Bill, 0.11%, 2/7/13	1,036	1,035,981
U.S. Treasury Bill, 0.12%, 2/7/13	1,464	1,463,972
U.S. Treasury Bill, 0.06%, 2/14/13	2,550	2,549,942
U.S. Treasury Bill, 0.11%, 2/14/13	2,000	1,999,924
U.S. Treasury Bill, 0.03%, 2/28/13	3,500	3,499,921
U.S. Treasury Bill, 0.14%, 3/14/13	1,158	1,157,822
U.S. Treasury Bill, 0.07%, 4/4/13	2,120	2,119,763
U.S. Treasury Bill, 0.14%, 4/4/13	2,500	2,499,399
U.S. Treasury Bill, 0.14%, 4/11/13	2,000	1,999,467
U.S. Treasury Bill, 0.07%, 4/18/13	2,250	2,249,660
U.S. Treasury Bill, 0.12%, 4/18/13	1,099	1,098,712
U.S. Treasury Bill, 0.14%, 4/18/13	881	880,732
U.S. Treasury Bill, 0.07%, 4/25/13	2,250	2,249,637
U.S. Treasury Bill, 0.12%, 4/25/13	1,000	999,725
U.S. Treasury Bill, 0.09%, 5/2/13	2,122	2,121,549
U.S. Treasury Bill, 0.14%, 5/2/13	387	386,865
U.S. Treasury Bill, 0.07%, 5/9/13	3,000	2,999,406
U.S. Treasury Bill, 0.08%, 5/16/13	1,100	1,099,735
U.S. Treasury Bill, 0.10%, 7/25/13	1,612	1,611,221
U.S. Treasury Bill, 0.11%, 8/22/13	628	627,612
U.S. Treasury Note, 1.75%, 4/15/13	2,500	2,508,437
U.S. Treasury Note, 0.63%, 4/30/13	2,000	2,002,656
U.S. Treasury Note, 0.50%, 5/31/13	3,500	3,504,009
U.S. Treasury Note, 0.38%, 7/31/13	3,000	3,003,579
U.S. Treasury Note, 0.13%, 8/31/13	2,500	2,499,668
U.S. Treasury Note, 0.50%, 10/15/13	250	250,609

Total U.S. Treasury Obligations (amortized cost $50,669,986)		$50,669,986

Total Investments — 99.8% (amortized cost $106,396,603)(2)		$106,396,603

Other Assets, Less Liabilities — 0.2%		$166,334

Net Assets — 100.0%		$106,562,937

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2013.
(2)	Cost for federal income taxes is the same.

2

The Fund did not have any open financial instruments at January 31, 2013.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At January 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$55,726,617	$—	$55,726,617
U.S. Treasury Obligations	—	50,669,986	—	50,669,986
Total Investments	$—	$106,396,603	$—	$106,396,603

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At January 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	March 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2013